  As filed with the Securities and Exchange Commission on April 30, 1998.

                                                    Registration No. 333 - 7509
                                                                     811 - 7689

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                       SECURITIES AND EXCHANGE COMMISSION

                            WASHINGTON, D.C.  20549

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                                    FORM N-4

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

                     Pre-Effective Amendment No.
                                                ---

                     Post-Effective Amendment No. 4
                                                 ---
                                      and

                       REGISTRATION STATEMENT UNDER THE                 [X]
                        INVESTMENT COMPANY ACT OF 1940

                          Amendment No. 5
                                       ---

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT
                -----------------------------------------------
                           (Exact Name of Registrant)

                           PFL LIFE INSURANCE COMPANY
                           --------------------------
                              (Name of Depositor)

            4333 Edgewood Road N.E., Cedar Rapids, Iowa  52499-0001
              (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code

                                 (319) 297-8468

                             Frank A. Camp, Esquire
                           PFL Life Insurance Company
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa  52499-0001
                    (Name and Address of Agent for Service)

                                    Copy to:

                         Frederick R. Bellamy, Esquire
                     Sutherland, Asbill and Brennan L.L.P.
                        1275 Pennsylvania Avenue, N.W.
                         Washington, D.C.  20004-2404

Title of Securities Being Registered:

Flexible Premium Variable Annuity Policies

                              ------------------------



                              ------------------------


It is proposed that this filing will become effective:


        immediately upon filing pursuant to paragraph (b) of Rule 485.
-----

 X      on May 1, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485.
-----

        60 days after filing pursuant to paragraph (a)(i) of Rule 485
-----

        on              pursuant to paragraph (a)(i) of Rule 485
-----      ------------


If appropriate, check the following box:

         X      This post-effective amendment designates a new effective date
        ---
for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                              Pursuant to Rule 495

                  Showing Location in Part A (Prospectus) and
                  Part B (Statement of Additional Information)
         of Registration Statement of Information Required by Form N-4
         -------------------------------------------------------------

                                     PART A
                                     ------

Item of Form N-4                                       Prospectus Caption
----------------                                       ------------------
 1.  Cover Page................................  Cover Page

 2.  Definitions...............................  Definitions

 3.  Synopsis..................................  Summary; Historical Performance Data

 4.  Condensed Financial Information...........  Condensed Financial Information;
                                                 Financial Statements

 5.  General Description of Registrant,
     Depositor and Portfolio Companies
     (a)  Depositor............................  PFL Life Insurance Company
     (b)  Registrant...........................  The Retirement Builder Accounts
     (c)  Portfolio Company....................  The Mutual Fund Account
     (d)  Fund Prospectus......................  Underlying Funds
     (e)  Voting Rights........................  Underlying Funds

 6.  Deductions and Expenses
     (a)  General..............................  Charges and Deductions
     (b)  Sales Load %.........................  Surrender Charge
     (c)  Special Purchase Plan................  N/A
     (d)  Commissions..........................  Distributor of the Policies
     (e)  Expenses - Registrant................  N/A
     (f)  Fund Expenses........................  Other Expenses including Investment
                                                 Advisory Fees
     (g)  Organizational Expenses..............  N/A

 7.  Policies
     (a)  Persons with Rights..................  The Policy; Election of Payment Option;
                                                 Annuity Payments; Annuity Commencement
                                                 Date; Voting Rights

     (b)  (i)   Allocation of Premium
                Payments.......................  Allocation of Premium Payments
          (ii)  Transfers......................  Transfers
          (iii) Exchanges......................  N/A

     (c)  Changes..............................  The Policy; Annuity Payment Options;
                                                 Premium Payments; Possible changes in
                                                 taxation; Addition, Deletion, or
                                                 Substitution of Investments


     (d)  Inquiries............................   Summary

 8.  Annuity Period............................   Annuity Payment Options;
         ......................................   Annuity Commencement Date

 9.  Death Benefit.............................   Death Benefit

10.  Purchases and Contract Value
     (a)  Purchases............................    Policy Application and Issuance of
          .....................................    Policies; Premium Payments
     (b)  Valuation............................    Policy Value; The Mutual Fund
          .....................................    Policy Value
     (c)  Daily Calculation....................    The Mutual Fund Policy Value
     (d)  Underwriter..........................    Distributor of the Policies

11.  Redemptions
     (a)  By Owners............................    Surrenders
          By Annuitant.........................    N/A
     (b)  Texas ORP............................    Restrictions Under the Texas Optional
          .....................................    Retirement Program
     (c)  Check Delay..........................    Payment Not Honored by Bank
     (d)  Lapse................................    N/A
     (e)  Free Look............................    Summary

12.  Taxes.....................................    Certain Federal Income Tax Consequences

13.  Legal Proceedings.........................    Legal Proceedings

14.  Table of Contents for the
     Statement of Additional Information.......    Statement of Additional Information

                                     PART B
                                     ------
Item of Form N-4                                         Statement of Additional
----------------                                          Information Caption
                                                          -------------------
15.  Cover Page................................    Cover Page

16.  Table of Contents.........................    Table of Contents

17.  General Information and History...........    (Prospectus) PFL Life Insurance Company

18.  Services
     (a)  Fees and Expenses of Registrant......    N/A
     (b)  Management Policies..................    N/A
     (c)  Custodian............................    Custody of Assets


          Independent
          Auditors.............................    Independent Auditors
     (d)  Assets of Registrant.................    Custody of Assets
     (e)  Affiliated Person....................    N/A
     (f)  Principal Underwriter................    Distribution of the Policies

19.  Purchase of Securities Being Offered......    Distribution of the Policies
     Offering Sales Load.......................    N/A

20.  Underwriters..............................    Distribution of the Policies;
                                                   (Prospectus) Distributor of the
                                                   Policies

21.  Calculation of Performance Data...........    Historical Performance Data

22.  Annuity Payments..........................    (Prospectus) Annuity Payment Options

23.  Financial Statements......................    Financial Statements

                          PART C -- OTHER INFORMATION
                          ---------------------------

Item of Form N-4                                                Part C Caption
----------------                                                --------------
24.  Financial Statements
     and Exhibits
     (a)  Financial Statements.................    Financial Statements
     (b)  Exhibits.............................    Exhibits

25.  Directors and Officers of
     the Depositor.............................    Directors and Officers of the Depositor

26.  Persons Controlled By or
     Under Common Control with the
     Depositor or Registrant...................    Persons Controlled By or Under Common Control
                                                   with the Depositor or Registrant

27.  Number of Contractowners..................    Number of Contractowners

28.  Indemnification...........................    Indemnification

29.  Principal Underwriters....................    Principal Underwriters

30.  Location of Accounts and Records..........    Location of Accounts and Records

31.  Management Services.......................    Management Services

32.  Undertakings..............................    Undertakings

     Signature Page............................    Signature Page

PROSPECTUS
                                                               MAY 1, 1998

             FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY

                                ISSUED THROUGH

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                      BY

                          PFL LIFE INSURANCE COMPANY

  The Flexible Premium Individual Deferred Variable Annuity Policy ("Policy") offered by this Prospectus is offered by PFL Life Insurance Company ("PFL") through First Union Brokerage Services, Inc. ("FUBS"). FUBS is a corporate affiliate of First Union National Bank of North Carolina ("FUNB"), which in turn is a subsidiary of First Union Corporation, the sixth largest bank holding company in the United States. You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive Annuity Payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of mutual fund portfolios that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $50 or more, until the Annuity Commencement Date when PFL begins making Annuity Payments to you.

  You have several investment options to choose from through the Policy. They include the following variable investment options:

 AIM VARIABLE INSURANCE
       FUNDS, INC.             EVERGREEN VARIABLE        FEDERATED INSURANCE
  --------------------                TRUST                    SERIES


   AIM V.I. Growth and
       Income Fund              Evergreen VA Fund       Federated High Income
 AIM V.I. International      Evergreen VA Foundation        Bond Fund II
       Equity Fund                    Fund
   AIM V.I. Value Fund         Evergreen VA Growth
                                 and Income Fund

                              OPPENHEIMER VARIABLE
                                  ACCOUNT FUNDS
 MFS VARIABLE INSURANCE        -------------------      PUTNAM VARIABLE TRUST
          TRUST

                               Oppenheimer Growth
                                      Fund

                                                       Putnam VT Global Growth
   MFS Emerging Growth        Oppenheimer Multiple              Fund
         Series                  Strategies Fund       Putnam VT Money Market
   MFS Research Series        Oppenheimer Strategic             Fund
 MFS Total Return Series            Bond Fund         Putnam VT New Value Fund

  YOU AS THE OWNER OF THE POLICY, BEAR THE ENTIRE INVESTMENT RISK FOR ALL AMOUNTS THAT YOU ALLOCATE TO ANY OF THE MUTUAL FUNDS. THIS MEANS THAT YOU COULD LOSE THE AMOUNT THAT YOU INVEST. But if the mutual fund shares increase in value, then the value of your Policy will also increase.

  The Fixed Account is an additional investment option. If you invest in one of the alternatives offered in the Fixed Account, then PFL guarantees to return your investment with interest at rates that PFL will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under age 59 1/2 there may also be a tax penalty. Finally, there may be an interest penalty if you make a premature withdrawal from the Fixed Account (this is called an "Excess Interest Adjustment," and it could also result in your earning extra interest). PFL has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this Prospectus. This prospectus and the mutual fund prospectuses give you vital information about the Policies and the mutual funds. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS: ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY, AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. A Statement of Additional Information about the Policy and the Mutual Fund Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing PFL at the Administrative and Service Office or by calling 1-800-525-6205. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  This Prospectus and the Statement of Additional Information generally describe only the Policies and the Mutual Fund Account, except when the Fixed Account is specifically mentioned.

                      Administrative and Service Office:
            Financial Markets Division--Variable Annuity Department
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                  Please Read This Prospectus Carefully.

                      Keep It For Future Reference.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................   5
SUMMARY OF THE POLICY......................................................   8
ANNUITY POLICY FEE TABLE...................................................  13
CONDENSED FINANCIAL INFORMATION............................................  19
FINANCIAL STATEMENTS.......................................................  19
HISTORICAL PERFORMANCE DATA................................................  19
  Standardized Performance Data............................................  19
  Non-Standardized Performance Data........................................  20
PUBLISHED RATINGS..........................................................  23
PFL LIFE INSURANCE COMPANY.................................................  23
THE ACCOUNTS...............................................................  23
  The Mutual Fund Account..................................................  23
    The Underlying Funds...................................................  24
    Addition, Deletion or Substitution of Investments......................  26
  The Fixed Account........................................................  27
    Guaranteed Periods.....................................................  27
    Dollar Cost Averaging Fixed Account Option.............................  28
    Current Interest Rates.................................................  28
  Transfers................................................................  29
  Reinstatements...........................................................  30
  Telephone Transactions...................................................  30
  Dollar Cost Averaging (DCA)..............................................  30
  Asset Rebalancing........................................................  31
THE POLICY.................................................................  31
  Policy Application and Issuance of Policies--Premium Payments............  31
    Additional Premium Payments............................................  32
    Maximum Total Premium Payments.........................................  32
    Allocation of Premium Payments.........................................  32
    Payment Not Honored by Bank............................................  32
  Policy Value.............................................................  32
    The Mutual Fund Policy Value...........................................  33
  Adjusted Policy Value (APV)..............................................  33
  Amendments...............................................................  33
  Non-participating Policy.................................................  33
DISTRIBUTIONS UNDER THE POLICY.............................................  33
  Surrenders...............................................................  33
  Nursing Care and Terminal Condition Withdrawal Option....................  35
  Unemployment Waiver......................................................  35
  Excess Interest Adjustment (EIA).........................................  35
  Systematic Payout Option.................................................  36
  Annuity Payments.........................................................  36
    Annuity Commencement Date..............................................  36
    Election of Payment Option.............................................  36
    Premium Tax............................................................  37
    Supplementary Contract.................................................  37
  Annuity Payment Options..................................................  37
    Guaranteed Values......................................................  38
    Variable Payment Options...............................................  38
    Determination of First Variable Payment................................  39

                                                                            PAGE
                                                                            ----
    Determination of Additional Variable Payments..........................  39
    Tax Withholding........................................................  40
    Adjustment of Annuity Payments.........................................  40
  Death Benefit............................................................  40
    Death of Annuitant Prior to Annuity Commencement Date..................  40
    Adjusted Partial Withdrawal............................................  41
    Death On or After Annuity Commencement Date............................  41
    Beneficiary............................................................  42
  Death of Owner...........................................................  42
  Restrictions Under the Texas Optional Retirement Program.................  42
  Restrictions Under Section 403(b) Plans..................................  42
  Restrictions Under Qualified Policies....................................  42
CHARGES AND DEDUCTIONS.....................................................  42
  Surrender Charge.........................................................  43
  Mortality and Expense Risk Fee...........................................  43
  Administrative Charges...................................................  44
  Premium Taxes............................................................  44
  Federal, State and Local Taxes...........................................  44
  Transfer Fee.............................................................  45
  Other Expenses Including Investment Advisory Fees........................  45
  Employee and Agent Purchases.............................................  45
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  45
  Tax Status of Policy.....................................................  46
  Taxation of Annuities....................................................  46
DISTRIBUTOR OF THE POLICIES................................................  50
VOTING RIGHTS..............................................................  51
YEAR 2000 MATTERS..........................................................  51
LEGAL PROCEEDINGS..........................................................  52
STATEMENT OF ADDITIONAL INFORMATION........................................  53
APPENDIX A.................................................................  54

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Policy Value in the Mutual Fund Account before the Annuity Commencement Date.

  Adjusted Policy Value--An amount equal to the Policy Value increased or decreased by any Excess Interest Adjustments applied at the time of surrender or on the Annuity Commencement Date.

  Administrative and Service Office--Financial Markets Division Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date the Owner begins having Annuity Payments come from the Policy. The Annuity Commencement Date may not be later than the last day of the policy month starting after the Annuitant attains age 85, except as expressly allowed by PFL. In no event will this date be later than the last day of the Policy month following the month in which the Annuitant attains age 95. The Annuity Commencement Date may be required to be earlier for Qualified Policies.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each additional Variable Annuity Payment.

  Beneficiary--The person who has the right to the death benefit set forth in the Policy.

  Business Day--A day when the New York Stock Exchange is open for trading.

  Cash Value--The Adjusted Policy Value, less the Surrender Charge, if any.

  Code--The Internal Revenue Code of 1986, as amended.

  Cumulative Free Percentage--The percentage (as applied to the Policy Value) which is available to the Owner free of any Surrender Charge.

  Current Interest Rate--The interest rate or rates currently guaranteed to be credited on amounts allocated to one or more options in the Fixed Account. This interest rate will always be equal to or greater than 3%.

  Dollar Cost Averaging--The process by which the Owner may elect to liquidate a specified Dollar Cost Averaging Fixed Account Option in order to purchase Mutual Fund Account Accumulation Units on a systematic basis.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL, will constitute Due Proof of Death.

  Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial or full surrenders by the Owner from the Fixed Account Guaranteed Period Options, or to amounts applied to Annuity Payment Options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by or an amount was transferred to the Guaranteed Period Option. The Excess Interest Adjustment ("EIA") can either decrease or increase the amount to be received by the Owner upon full surrender or commencement of Annuity Payments, depending upon whether there has been an increase or decrease in interest rates, respectively. "Excess Interest" is the additional interest paid by the Company over the minimum guaranteed amount stated in the policy.

  Excess Partial Withdrawal--The portion of a partial withdrawal (surrender) that can be subject to a Surrender Charge.

  Fixed Account--A group of Investment Options under the Policy, other than the Mutual Fund Account, that are part of the general assets of PFL that are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Guaranteed Period Options--The various guaranteed interest rate periods of the Fixed Account which may be offered by PFL and into which Premium Payments may be paid or amounts transferred.

  Investment Options--Any of the Guaranteed Period Options of the Fixed Account, the Dollar Cost Averaging Fixed Account Option, and any of the Subaccounts of the Mutual Fund Account.

  Mutual Fund Account--That portion of the PFL Retirement Builder Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, which is dedicated to the Policy and to which Premium Payments under the Policies may be allocated.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  Owner or Owners--The person who may exercise all rights and privileges under the Policy. The Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Owner or a Successor Owner in the application.

  Policy Anniversary--Each anniversary of the Policy Date.

  Policy Date--The Policy Date as shown on the Policy Data Page attached to the Policy.

  Policy Value--On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:

  (1) Premium Payments; minus

  (2) Partial Withdrawals (including any applicable Excess Interest Adjustments and/or Surrender Charges on such withdrawals); plus

  (3) interest credited in the Fixed Account; plus

  (4) accumulated gains or losses in the Mutual Fund Account; minus

  (5) Service Charges, premium taxes and transfer fees, if any.

  Policy Year--A Policy Year begins on the Policy Date and on each Policy Anniversary.

  Premium Payment--An amount paid to PFL by the Owner or on the Owner's behalf as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

  Service Charge--There is an annual Service Charge on each Policy Anniversary (and a charge at the time of surrender during any Policy Year) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $30.

  Subaccount--A subdivision within the Mutual Fund Account available under the Policies, the assets of which are invested in a specified Portfolio of the Underlying Funds.

  Successor Owner--A person appointed by the Owner to succeed to ownership of the Policy in the event of the death of the Owner who is not the Annuitant before the Annuity Commencement Date.

  Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial withdrawals of Premium Payments to cover expenses relating to the sale of the Policies.

  Underlying Funds--The designated portfolios of AIM Variable Insurance Funds, Inc., managed by A I M Advisors, Inc. ("AIM"); Evergreen Variable Trust, managed by Evergreen Asset Management Corp.; Federated Insurance Series, managed by Federated Advisers; MFS Variable Insurance Trust, managed by Massachusetts Financial Services Company; Oppenheimer Variable Account Funds, managed by OppenheimerFunds, Inc.; and Putnam Variable Trust, managed by Putnam Investment Management, Inc.

  Valuation Period--The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determinations shall be made on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account.

  Written Notice or Written Request--Written notice, signed by the Owner, that gives PFL the information it requires and is received at the Administrative and Service Office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

                          SUMMARY OF THE POLICY

  The following summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Policy is a tax-deferred flexible premium variable annuity policy which can be purchased on a non-tax qualified basis or with the proceeds from certain plans qualifying for favorable federal income tax treatment. The Policy provides the Owner with the ability to accumulate funds on a tax-deferred basis and to receive periodic annuity payments on a variable basis, a fixed basis, or a combination of both. The Owner allocates the Premium Payments among the various options available under the Mutual Fund Account and the Fixed Account. The Policy is intended for long-term purposes, such as retirement, and for persons who may have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts ("IRAs").

THE ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of PFL, which has a number of subaccounts for the Policy that invest exclusively in shares of the designated portfolios of the AIM Variable Insurance Funds, Inc., Evergreen Variable Trust, Federated Insurance Series, MFS Variable Insurance Trust, Oppenheimer Variable Account Funds, and Putnam Variable Trust, (collectively, the "Underlying Funds"). The following portfolios are available, as shown under the names of the various managers or subadvisers to the portfolios:

  Managed by A I M Advisors, Inc.:
  . AIM V.I. Growth and Income Fund
  . AIM V.I. International Equity Fund
  . AIM V.I. Value Fund

  Managed by Evergreen Asset Management Corp.:
  . Evergreen VA Fund
  . Evergreen VA Foundation Fund
  . Evergreen VA Growth and Income Fund

  Managed by Federated Advisers:
  . Federated High Income Bond Fund II

  Managed by Massachusetts Financial Services Company:
  . MFS Emerging Growth Series
  . MFS Research Series
  . MFS Total Return Series

  Managed by OppenheimerFunds, Inc.:
  . Oppenheimer Growth Fund
  . Oppenheimer Multiple Strategies Fund
  . Oppenheimer Strategic Bond Fund

  Managed by Putnam Investment Management, Inc.:
  . Putnam VT Global Growth Fund
  . Putnam VT Money Market Fund
  . Putnam VT New Value Fund

  Each of the Subaccounts of the Mutual Fund Account invests solely in a corresponding Portfolio of the Underlying Funds. Because the Policy Value will depend on the investment experience of the selected Subaccounts, the Owner bears the entire investment risk with respect to Premium Payments allocated to, and amounts transferred to, the Mutual Fund Account. (See "THE ACCOUNTS-- The Mutual Fund Account," p. 23.)

  The Fixed Account. PFL guarantees a minimum effective annual interest rate of at least 3% on Premium Payments and transfers to, less partial withdrawals and transfers from the Fixed Account. Upon Surrender, PFL guarantees return of at least the Premium Payments made to, less prior partial withdrawals and transfers from, the Fixed Account. PFL will always offer a Current Interest Rate which will be guaranteed for at least one year from the date of the Premium Payment or transfer, although certain Dollar Cost Averaging programs may run for shorter periods. PFL may, in its sole discretion, declare a higher Current Interest Rate from time-to-time. PFL may offer optional guaranteed interest rate periods into which Premium Payments may be made or amounts transferred. PFL may also offer a Dollar Cost Averaging Fixed Account Option which will have a one-year interest rate guarantee and which will require automatic periodic transfers to the Mutual Fund Account. (See "THE ACCOUNTS-- The Fixed Account," p. 27.)

PREMIUM PAYMENTS

  A Nonqualified or Qualified Policy may be purchased with an initial Premium Payment of at least $2,000, but there is no minimum initial Premium Payment required for a Policy purchased and used in connection with a tax deferred 403(b) Annuity. An Owner may make additional Premium Payments of at least $50 each at any time before the Annuity Commencement Date. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000. At the time of each Premium Payment no charges or fees are deducted, so the entire Premium Payment is invested immediately, subject to the restrictions below regarding the "Right to Cancel" period. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 43 and "CHARGES AND DEDUCTIONS--Premium Taxes," p. 44.)

  The Owner must allocate the initial Premium Payment among the Investment Options (that is, among the options available under the Fixed Account and/or the Subaccounts of the Mutual Fund Account) according to allocation percentages in the Policy application or transmittal form. Any allocation must be in whole percents, and the total allocation must equal 100%. However, any amounts allocated to Subaccounts of the Mutual Fund Account will be allocated entirely to the Putnam VT Money Market Subaccount of the Mutual Fund Account for the first 14 days after the date the Policy is issued or a longer period if the laws of the state where issued require more than a 10 day "right-to-cancel" period (See "Right to Cancel Period," below.) At the end of this period, the amount in the Putnam VT Money Market Subaccount will then be allocated to the Subaccount(s) of the Mutual Fund Account in accordance with the allocation percentages specified by the Owner. Allocations specified by the Owner will be used for Additional Premium Payments unless the Owner requests a change in allocation. Allocations for additional Premium Payments may be changed by sending Written Notice to PFL's Administrative and Service Office. (See "THE POLICY--Policy Application and Issuance of Policies--Premium Payments," p. 31.)

RIGHT TO CANCEL PERIOD

  When the Owner receives the Policy, it should be reviewed carefully to make sure it is what the Owner intended to purchase. The Owner may, until the end of the period of time specified in the Policy (the Right to Cancel period), examine the Policy and return it for a refund. The applicable period will depend on the state in which the Policy is issued. In many states the period is 10 days after the Policy is delivered to the Owner. Some states may allow for a longer period to return the Policy. The amount of the refund will be the greater of the Premium Payments made under the Policy or the Policy Value. PFL will pay the refund within 7 days after it receives Written Notice of cancellation and the returned Policy. The Policy will then be deemed void.

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer values from one Subaccount to another within the Mutual Fund Account or from the Mutual Fund Account to the Fixed Account, or from the Fixed Account to the Mutual Fund Account, within limits established by PFL. Transfers of Policy Values from any of the Guaranteed Period Options of the Fixed Account to any of the Subaccounts of the Mutual Fund Account are allowed only at the end of the applicable Guaranteed Periods, and will not be subject to an Excess Interest Adjustment at that time. The Owner may, however, transfer an amount from $50 up to an amount equal to all of the interest credited in any of the Guaranteed Period Options to any Subaccount(s) of the Mutual Fund Account prior to the end of a specified Guaranteed Period. (See "THE ACCOUNTS--Transfers," p. 29.) Any such "Interest Transfers" from a Guaranteed Period Option prior to the end of a Guaranteed Period will not be subject to any Excess Interest Adjustment. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustments," p. 35.) Transfers from the Dollar Cost Averaging Fixed Account Option, except through a Dollar Cost Averaging program, are not allowed. (See "THE ACCOUNTS--Dollar Cost Averaging Fixed Account Option," p. 30.) Transfers currently may be made either by telephone or by sending Written Notice to PFL's Administrative and Service Office. (See "THE ACCOUNTS--Telephone Transactions," p. 30.)

  PFL reserves the right to impose a $10 fee for each transfer in excess of 12 transfers per Policy Year. At the present time, PFL does not charge for transfers. (See "THE ACCOUNTS--Transfers," p. 29.)

SURRENDERS

  The Owner may elect to surrender all or withdraw a portion of the Cash Value ($500 minimum) in exchange for a payment from PFL at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. The Cash Value equals the Policy Value increased or decreased by any Excess Interest Adjustment, less any applicable Surrender Charge (described below). A surrender request must be made by Written Request, and a request for a partial withdrawal must specify the Subaccounts or Guaranteed Period Options from which the withdrawal is requested. There is currently no limit on the frequency or timing of Policy withdrawals, although for Qualified Policies the retirement plan or applicable law may restrict and/or penalize withdrawals. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 33.) In addition to any applicable Surrender Charge, Service Charge, Excess Interest Adjustment, and premium tax, surrenders and partial withdrawals may be subject to income taxes and a 10% Federal penalty tax.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  In some states, if the Owner or Owner's spouse (Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement (generally, a life expectancy of twelve months or less), then the Surrender Charge and Excess Interest Adjustment (See "DISTRIBUTIONS UNDER THE POLICY-- Death Benefit," p. 40.) are not imposed on surrenders or partial withdrawals. (Since this benefit may not be available in all states, see the Policy or endorsement for details.) (See DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 35.)

UNEMPLOYMENT WAIVER

  The Owner may withdraw all or a portion of the Policy Value free of Surrender Charges and free of Excess Interest Adjustments if the Owner or Owner's spouse (Annuitant or Annuitant's spouse, if the Owner is not a natural person) becomes unemployed. In order to qualify, the affected individual must provide proof of unemployment to PFL and (1) must have been employed full time for at least two years prior to becoming unemployed, (2) must have been employed full time on the Policy Date, (3) must have been unemployed for at least 60 consecutive days at the time of withdrawal, and (4) must have a minimum

Cash Value at the time of withdrawal of $5,000. Proof of unemployment will consist of providing PFL with a determination letter from the applicable State's Department of Labor which verifies that the individual qualifies for and is receiving unemployment benefits at the time of withdrawal. Therefore, this benefit may not be available if the unemployed person (a) quit voluntarily, (b) retired due to age, (c) ceased employment due to disability, or (d) was terminated for cause, or terminated for other reasons that would prevent the person from receiving unemployment benefits under state or federal law. The determination letter must be received by PFL no later than 15 days after the date of the withdrawal request. This benefit may not be available in all states, see the Policy or endorsement for details.

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, PFL does not deduct sales or other charges at the time of investment, (although in some states, a premium tax charge may be deducted). However, a Surrender Charge, which is a contingent deferred sales charge, of up to 6% of the Premium Payment is imposed on certain full surrenders or partial withdrawals of Premium Payments in order to partially cover expenses relating to the distribution of the Policies. A Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. The applicable Surrender Charge is based on the period of time elapsed since payment of the Premium Payment(s) being withdrawn. There will be no Surrender Charge imposed five or more years after a Premium Payment was paid. In any event, Surrender Charges will be waived after the tenth Policy Year. For purposes of determining the applicable Surrender Charge, Premium Payments are considered to be withdrawn on a "first-in, first-out" basis. (See "CHARGES AND DEDUCTIONS--Surrender Charge," p. 43.)

  In each Policy Year the Owner may request partial withdrawals ($500 minimum) of up to 10% of the Policy Value (calculated at the time of the partial withdrawal) free of Surrender Charges. The percentage that may be taken free of Surrender Charges each Policy Year is cumulative. This is referred to as the "Cumulative Free Percentage." That is, Cumulative Free Percentages which are not taken are carried forward and are available to be taken in the following Policy Year free of Surrender Charges. Cumulative Free Percentage withdrawals previously taken reduce the Cumulative Free Percentage that is available. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 33.) Withdrawals in excess of the available Cumulative Free Percentage will be subject to a Surrender Charge of up to 6% of the Premium Payment withdrawn.

  Excess Interest Adjustment. Full surrenders, partial withdrawals from the Guaranteed Period Options of the Fixed Account prior to the end of the Guaranteed Period, and amounts applied to an Annuity Payment Option (prior to the end of the Guaranteed Period) and which are in excess of the cumulative interest credited at the time of, but prior to, the withdrawal, are subject to an Excess Interest Adjustment. Depending upon declared rates of interest, the effect of an Excess Interest Adjustment could eliminate all interest in excess of the minimum guaranteed effective annual interest rate of 3%, or it could result in the crediting of additional interest. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustments," p. 35.)

  Account Charges. PFL deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account for the mortality and expense risks assumed by PFL. For Guaranteed Minimum Death Benefit Option "A" (Return of Premium Death Benefit), the effective annual rate of this charge is 1.10% of the value of the Mutual Fund Account's net assets. For Guaranteed Minimum Death Benefit Options "B" (5% Annually Compounding Death Benefit) and "C" (Annual Step-Up Death Benefit), the effective annual rate of this charge is 1.25% of the value of the Mutual Fund Account's net assets. (See "CHARGES AND DEDUCTIONS-- Mortality and Expense Risk Fee," p. 43, and "DISTRIBUTIONS UNDER THE POLICY-- Death Benefit," p. 40.)

  PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is .15% of the value of the Mutual Fund Account's net assets. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 44.)

  PFL guarantees that the account charges for mortality and expense risks and administrative expenses will not exceed a total of 1.25% for the Return of Premium Death Benefit, and 1.40% for the 5% Annually Compounding Death Benefit or the Annual Step Up Benefit Death Benefit.

  Service Charge. There is also an annual Service Charge on each Policy Anniversary (and a charge at the time of surrender during any Policy Year) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $30 and is deducted from each Investment Option in proportion to each Investment Option's percentage of the Policy Value in the Investment Option just prior to such charge. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial withdrawals equals or exceeds $50,000 on a Policy Anniversary (or date of surrender). PFL GUARANTEES THAT THIS CHARGE WILL NOT BE INCREASED IN THE FUTURE. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 44.)

  Taxes. PFL may incur premium taxes relating to the Policies. When permitted by state law, PFL will not deduct any premium taxes related to particular Policy from the Policy Value until surrender of the Policy, payment of the Death Benefit or until the Annuity Commencement Date. Premium taxes currently range from 0% to 3.50% of Premium Payments. (See "CHARGES AND DEDUCTIONS-- Premium Taxes," p. 44.)

  No charges are currently made against any of the Accounts for federal, state, or local income taxes. However, PFL reserves the right to deduct charges in the future for federal, state and local taxes or the economic burden resulting from the application of any tax laws that PFL determines to be attributable to the Policies. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 44.)

  Charges Against the Underlying Funds. The value of the net assets of the Subaccounts of the Mutual Fund Account will reflect the investment advisory fees and other expenses incurred by the Underlying Funds.

  Expense Data. The charges and deductions are summarized in the following tables. This tabular information regarding expenses assumes that the entire Policy Value is in the Mutual Fund Account.

                         ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION EXPENSES
Sales Load On Purchase
 Payments...................                   0
Maximum Surrender Charge
 (as a % of Premium Payment
 Surrendered)(/1/)(/2/).....                   6%
Surrender Fees..............                   0
Annual Service Charge(/2/)..        Lesser of 2%
                                     of Policy
                                     Value or $30
                                     Per Policy
Transfer Fee(/2/)...........        Currently
                                     No Fee

                         SEPARATE ACCOUNT ANNUAL EXPENSES
                          (as a percentage of account value)
                         Mortality and Expense Risk Fee(/3/).............. 1.25%
                         Administrative Charge............................ 0.15%
                                                                           ----
                         TOTAL SEPARATE ACCOUNT
                          ANNUAL EXPENSES................................. 1.40%

PORTFOLIO ANNUAL EXPENSES(/4/)

 (as a percentage of average net assets, after waivers and reimbursements)

                                                                     TOTAL
                                                           RULE    UNDERLYING
                                      MANAGEMENT  OTHER    12B-1  FUNDS ANNUAL
                                         FEES    EXPENSES  FEES     EXPENSES
                                      ---------- -------- ------- ------------
AIM V.I. Growth and Income Fund......    0.63%     0.06%    --        0.69%
AIM V.I. International Equity Fund...    0.75%     0.18%    --        0.93%
AIM V.I. Value Fund..................    0.62%     0.08%    --        0.70%
Evergreen VA Fund(/5/)...............    0.84%     0.16%    --        1.00%
Evergreen VA Foundation Fund(/5/)....    0.47%     0.53%    --        1.00%
Evergreen VA Growth and Income
 Fund(/5/)...........................    0.95%     0.05%    --        1.00%
Federated High Income Bond Fund II...    0.51%     0.29%    --        0.80%
MFS Emerging Growth Series(/6/)......    0.75%     0.12%    --        0.87%
MFS Research Series(/6/).............    0.75%     0.13%    --        0.88%
MFS Total Return Series(/6/).........    0.75%     0.25%    --        1.00%
Oppenheimer Growth Fund(/7/).........    0.73%     0.02%    --        0.75%
Oppenheimer Multiple Strategies
 Fund................................    0.72%     0.03%    --        0.75%
Oppenheimer Strategic Bond Fund......    0.75%     0.08%    --        0.83%
Putnam VT Global Growth Fund.........    0.60%     0.15%   0.15%      0.90%
Putnam VT Money Market Fund..........    0.45%     0.09%   0.15%      0.69%
Putnam VT New Value Fund.............    0.70%     0.15%   0.15%      1.00%

-------------------------

(/1/The)Surrender Charge is decreased based on the number of years since the Premium Payment was made, from 6% in the year in which the Premium Payment was made to 0% in the sixth year after the Premium Payment was made. If applicable, a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "DISTRIBUTIONS UNDER THE POLICIES--Surrenders," p.33.)

(/2/The)Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how Policy Value is allocated among the Mutual Fund Account and the Fixed Account. The Service Charge applies to both the Fixed Account and the Mutual Fund Account, and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. Mutual Fund Account Annual Expenses do not apply to the Fixed Account. There is no Transfer Fee for the first 12 transfers per year. For additional transfer PFL may charge a fee of $10 per transfer but currently PFL does not charge for any transfers. (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p.45.)

(/3/Mortality)and Expense Risk Fees shown (1.25%) are for the 5% Annually
    Compounding Death Benefit and the Annual Step Up Death Benefit. The corresponding Fee for the "Return of Premium Death Benefit" is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p.40.)

(/4/The)fee table information relating to the Underlying Funds was provided to PFL by the Underlying Funds, relative to the year ended December 31, 1997, and PFL has not independently verified such information.

(/5/Annual)results for the Evergreen VA Funds for the year ended December 31, 1997, net of expense waivers and reimbursements. If the underlying funds had borne all expenses that were assumed or waived by the investment advisor, the ratios for Other Expenses and Total Underlying Fund Annual Expenses respectively would have been as follows: Evergreen VA Fund:
    0.16%, 1.00%; Evergreen VA Foundation Fund: 0.53%, 1.00%; and Evergreen VA Growth and Income Fund: 0.05%, 1.00%.

(/6/Each)MFS Series has an expense offset arrangement which reduces the Series' custodian fee based upon the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses." The Adviser has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of each Series during the current fiscal year. Otherwise, "Other Expenses" and "Total Operating Expenses" for the MFS Total Return Series for 1997 would be: 0.27%, 1.02%, respectively.

(/7/Before)voluntary reimbursement by the manager, other expenses for 1997 for the Oppenheimer Growth Fund were 0.02% and Total Underlying Fund Annual Expenses were 0.75%.

EXAMPLES

  I. An Owner would pay the following expenses on a $1,000 investment, assuming Death Benefit Option A, (Return of Premium Death Benefit) a hypothetical 5% annual return on assets and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- --------
AIM V.I. Growth and
 Income Subaccount......   $74    $103    $116     $233
AIM V.I. International
 Equity Subaccount......   $77    $111    $129     $258
AIM V.I. Value
 Subaccount.............   $74    $104    $117     $234
Evergreen VA
 Subaccount.............   $77    $113    $132     $265
Evergreen VA Foundation
 Subaccount.............   $77    $113    $132     $265
Evergreen VA Growth and
 Income Subaccount......   $77    $113    $132     $265
Federated High Income
 Bond Fund II
 Subaccount.............   $75    $107    $122     $245
MFS Emerging Growth
 Subaccount.............   $76    $109    $126     $252
MFS Research
 Subaccount.............   $76    $109    $126     $253
MFS Total Return
 Subaccount.............   $77    $113    $132     $265
Oppenheimer Growth
 Subaccount.............   $75    $105    $120     $240
Oppenheimer Multiple
 Strategies Subaccount..   $75    $105    $120     $240
Oppenheimer Strategic
 Bond Subaccount........   $76    $108    $124     $248
Putnam VT Global Growth
 Fund Subaccount........   $76    $110    $127     $255
Putnam VT Money Market
 Fund Subaccount........   $74    $103    $116     $233
Putnam VT New Value Fund
 Subaccount.............   $77    $113    $132     $265

  2. If the Policy is annuitized at the end of the applicable time period:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- --------
AIM V.I. Growth and
 Income Subaccount......   $20     $63    $108     $233
AIM V.I. International
 Equity Subaccount......   $23     $70    $120     $258
AIM V.I. Value
 Subaccount.............   $20     $63    $109     $234
Evergreen VA
 Subaccount.............   $23     $72    $124     $265
Evergreen VA Foundation
 Subaccount.............   $23     $72    $124     $265
Evergreen VA Growth and
 Income Subaccount......   $23     $72    $124     $265
Federated High Income
 Bond Fund II
 Subaccount.............   $21     $66    $114     $245
MFS Emerging Growth
 Subaccount.............   $22     $68    $117     $252
MFS Research
 Subaccount.............   $22     $69    $118     $253
MFS Total Return
 Subaccount.............   $23     $72    $124     $265
Oppenheimer Growth
 Subaccount.............   $21     $65    $111     $240
Oppenheimer Multiple
 Strategies Subaccount..   $21     $65    $111     $240
Oppenheimer Strategic
 Bond Subaccount........   $22     $67    $115     $248
Putnam VT Global Growth
 Fund Subaccount........   $22     $69    $119     $255
Putnam VT Money Market
 Fund Subaccount........   $20     $63    $108     $233
Putnam VT New Value Fund
 Subaccount.............   $23     $72    $124     $265

  3. If the Policy is not surrendered or annuitized:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- --------
AIM V.I. Growth and
 Income Subaccount......   $20     $63    $108     $233
AIM V.I. International
 Equity Subaccount......   $23     $70    $120     $258
AIM V.I. Value
 Subaccount.............   $20     $63    $109     $234
Evergreen VA
 Subaccount.............   $23     $72    $124     $265
Evergreen VA Foundation
 Subaccount.............   $23     $72    $124     $265
Evergreen VA Growth and
 Income Subaccount......   $23     $72    $124     $265
Federated High Income
 Bond Fund II
 Subaccount.............   $21     $66    $114     $245
MFS Emerging Growth
 Subaccount.............   $22     $68    $117     $252
MFS Research
 Subaccount.............   $22     $69    $118     $253
MFS Total Return
 Subaccount.............   $23     $72    $124     $265
Oppenheimer Growth
 Subaccount.............   $21     $65    $111     $240
Oppenheimer Multiple
 Strategies Subaccount..   $21     $65    $111     $240
Oppenheimer Strategic
 Bond Subaccount........   $22     $67    $115     $248
Putnam VT Global Growth
 Fund Subaccount........   $22     $69    $119     $255
Putnam VT Money Market
 Fund Subaccount........   $20     $63    $108     $233
Putnam VT New Value Fund
 Subaccount.............   $23     $72    $124     $265

  II. An Owner would pay the following expenses on a $1,000 investment, assuming Death Benefit Option B, (5% Annually Compounding Death Benefit) or
Death Benefit Option C, (Annual Step-Up Death Benefit) a hypothetical 5% annual return on assets and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- --------
AIM V.I. Growth and
 Income Subaccount......   $76    $108    $124     $249
AIM V.I. International
 Equity Subaccount......   $78    $115    $136     $273
AIM V.I. Value
 Subaccount.............   $76    $108    $125     $250
Evergreen VA
 Subaccount.............   $79    $117    $140     $280
Evergreen VA Foundation
 Subaccount.............   $79    $117    $140     $280
Evergreen VA Growth and
 Income Subaccount......   $79    $117    $140     $280
Federated High Income
 Bond Fund II
 Subaccount.............   $77    $111    $130     $260
MFS Emerging Growth
 Subaccount.............   $78    $113    $133     $267
MFS Research
 Subaccount.............   $78    $114    $134     $268
MFS Total Return
 Subaccount.............   $79    $117    $140     $280
Oppenheimer Growth
 Subaccount.............   $76    $110    $127     $255
Oppenheimer Multiple
 Strategies Subaccount..   $76    $110    $127     $255
Oppenheimer Strategic
 Bond Subaccount........   $77    $112    $131     $263
Putnam VT Global Growth
 Fund Subaccount........   $78    $114    $135     $270
Putnam VT Money Market
 Fund Subaccount........   $76    $108    $124     $249
Putnam VT New Value Fund
 Subaccount.............   $79    $117    $140     $280

  2. If the Policy is annuitized at the end of the applicable time period:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- --------
AIM V.I. Growth and
 Income Subaccount......   $22     $67    $116     $249
AIM V.I. International
 Equity Subaccount......   $24     $75    $128     $273
AIM V.I. Value
 Subaccount.............   $22     $68    $116     $250
Evergreen VA
 Subaccount.............   $25     $77    $131     $280
Evergreen VA Foundation
 Subaccount.............   $25     $77    $131     $280
Evergreen VA Growth and
 Income Subaccount......   $25     $77    $131     $280
Federated High Income
 Bond Fund II
 Subaccount.............   $23     $71    $121     $260
MFS Emerging Growth
 Subaccount.............   $24     $73    $125     $267
MFS Research
 Subaccount.............   $24     $73    $125     $268
MFS Total Return
 Subaccount.............   $25     $77    $131     $280
Oppenheimer Growth
 Subaccount.............   $22     $69    $119     $255
Oppenheimer Multiple
 Strategies Subaccount..   $22     $69    $119     $255
Oppenheimer Strategic
 Bond Subaccount........   $23     $72    $123     $263
Putnam VT Global Growth
 Fund Subaccount........   $24     $74    $126     $270
Putnam VT Money Market
 Fund Subaccount........   $22     $67    $116     $249
Putnam VT New Value Fund
 Subaccount.............   $25     $77    $131     $280

  3. If the Policy is not surrendered or annuitized:

                          1 YEAR 3 YEARS 5 YEARS 10 YEARS
                          ------ ------- ------- --------
AIM V.I. Growth and
 Income Subaccount......   $22     $67    $116     $249
AIM V.I. International
 Equity Subaccount......   $24     $75    $128     $273
AIM V.I. Value
 Subaccount.............   $22     $68    $116     $250
Evergreen VA
 Subaccount.............   $25     $77    $131     $280
Evergreen VA Foundation
 Subaccount.............   $25     $77    $131     $280
Evergreen VA Growth and
 Income Subaccount......   $25     $77    $131     $280
Federated High Income
 Bond Fund II
 Subaccount.............   $23     $71    $121     $260
MFS Emerging Growth
 Subaccount.............   $24     $73    $125     $267
MFS Research
 Subaccount.............   $24     $73    $125     $268
MFS Total Return
 Subaccount.............   $25     $77    $131     $280
Oppenheimer Growth
 Subaccount.............   $22     $69    $119     $255
Oppenheimer Multiple
 Strategies Subaccount..   $22     $69    $119     $255
Oppenheimer Strategic
 Bond Subaccount........   $23     $72    $123     $263
Putnam VT Global Growth
 Fund Subaccount........   $24     $74    $126     $270
Putnam VT Money Market
 Fund Subaccount........   $22     $67    $116     $249
Putnam VT New Value Fund
 Subaccount.............   $25     $77    $131     $280

  The above tables are intended to assist the Owner in understanding the costs and expenses of the Mutual Fund Account and the Underlying Funds that the Owner will bear, directly or indirectly. These include the 1997 expenses of the Underlying Funds. (See "CHARGES AND DEDUCTIONS," p. 42, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes, currently ranging from 0% to 3.50% of Premium Payments may be applicable.

  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE. THE FIGURES AND DATA FOR UNDERLYING FUND ANNUAL EXPENSES HAVE BEEN PROVIDED BY THE UNDERLYING FUNDS FOR 1997 AND PFL HAS NOT INDEPENDENTLY VERIFIED THEIR ACCURACY.

  In these examples, the $30 Service Charge is reflected as a charge of .0100% based on an anticipated average Policy Value of $30,000.

DEATH BENEFIT

  In the event that the Annuitant who is not the Owner dies prior to the Annuity Commencement Date, the Owner will become the Annuitant unless the Owner specifically requests on the application or in a Written Request that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such an election. If the Annuitant is also the Owner, upon receipt of proof that the Annuitant has died before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when we receive an election of the method of settlement and return of the Policy.

  The amount of the Death Benefit will depend on the state where the Policy is purchased and the Death Benefit option elected by the Owner. However, the Death Benefit will always be at least equal to the greater of the Policy Value or the Cash Value on the date due proof of death and election of the method of settlement are received by PFL.

  The Owner has the "one-time" option of choosing a "Return of Premium Death Benefit," (Death Benefit Option "A"), a "5% Annually Compounding Death Benefit," (Death Benefit Option "B"), or an "Annual Step-Up Death Benefit," (Death Benefit Option "C"). The Return of Premium Death Benefit is the return of all Premium Payments less any Partial Withdrawals, as of the date of death. The 5% Annually Compounding Death Benefit is the total Premium Payments less an adjustment for any Partial Withdrawals, accumulated at 5% until the earlier of any Owner's date of death or any Owner's 81st birthday. The Annual Step-Up Death Benefit is the largest Policy Value on the issue date or on any Policy Anniversary prior to the earlier of any Owner's date of death or prior to any Owner's 81st birthday, plus any premiums paid, less an adjustment for any Partial Withdrawals taken, subsequent to the date of the largest anniversary Policy Value. If no election is made by the Owner, the Return of Premium Death Benefit will be used upon death of the Annuitant.

  The Death Benefit provisions may vary depending on the state where the Policy is issued. The Death Benefit may be paid as either a lump sum cash benefit or as an annuity as permitted by federal or state law. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 40.)

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement Date, the amount payable under the Policy upon surrender will be the Policy Value increased or decreased by an Excess Interest Adjustment.

VARIATIONS IN POLICY PROVISIONS

  Certain provisions of the Policies may vary from the descriptions in this Prospectus in order to comply with different state laws. See the Policy itself for variations. Any such state variations will be included in the Policy itself or in riders or endorsements attached to the Policy.

  New Jersey residents: Annuity Payments must begin on or before the Policy Anniversary that is closest to the Annuitant's 70th birthday or the 10th Policy Anniversary, whichever occurs last. The Owner may not select a Guaranteed Period Option that would extend beyond that date. The Owner's options at the Annuity Commencement Date are to elect a lump sum payment, or elect to receive annuity payments under one of the Fixed Payment Options. New Jersey residents cannot elect Variable Payment Options. Consult your agent and the Policy itself for details regarding these and other terms applicable to Policies sold in New Jersey.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Policy Value until a distribution under the Policy occurs (e.g., a surrender or Annuity Payment) or is deemed to occur (e.g., a pledge or assignment of a Policy). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the Statement of Additional Information and in the prospectuses for the Underlying Funds and in the Policy, all of which should be referred to for more detailed information. This Prospectus generally describes only the Policy and the Mutual Fund Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are deemed not to be securities. See "THE ACCOUNTS--The Fixed Account," p. 27.)

REQUESTS FOR INFORMATION

                     Any telephone requests and inquiries
                        may be made to 1-800-525-6205.

                    Any Written Notices or Written Requests
                    must be sent to the following address:

                          PFL Life Insurance Company
                      Administrative and Service Office:

               Financial Markets Division-Variable Annuity Dept.
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                        CONDENSED FINANCIAL INFORMATION

  As of December 31, 1997, the Subaccounts had not commenced operations; therefore, there is no condensed financial information for the year ended December 31, 1997.

                             FINANCIAL STATEMENTS

  The financial statements of PFL and the independent auditors' report thereon are contained in the Statement of Additional Information which is available free upon request to PFL's Administrative and Service Office.

                          HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. These figures will be calculated according to standardized methods prescribed by the SEC. These yields and total returns will be based on historical returns only and are not intended to indicate future performance.

  The Putnam VT Money Market Subaccount. The yield of the Putnam VT Money Market Subaccount for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Policy in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

  Other Subaccounts. The yield of a Subaccount of the Mutual Fund Account (other than the Money Market Subaccount) for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount of the Mutual Fund Account refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. In addition to the Standard data discussed above, similar performance data for other periods may also be shown.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. The yield calculations also do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that any or all of a premium tax and/or Surrender Charge is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from PFL's Administrative and Service Office upon request.

  The Subaccounts had not commenced operations as of December 31, 1997; therefore, no standardized performance data is shown in this Prospectus.

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Subaccount of the Mutual Fund Account. The non-standard performance data may assume that no Surrender Charge is applicable, and may also make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

  The following performance data is historic performance data for the underlying Portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable Portfolio and the assumption that the applicable Subaccount was in existence for the same period as the Portfolio with a level of charges equal to those currently assessed under the Policies. This data is not intended to indicate future performance.

  For instance, as shown in the table below, PFL Life may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence since the inception of the Portfolio. Such fees and charges include the Mortality and Expense Risk Fee, Administrative Charge and Surrender Charges. Such data assumes a complete surrender of the Policy at the end of the period; THEREFORE THE SURRENDER CHARGE IS DEDUCTED.

  The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1997, were as follows:

               ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.25%)

                                                     10 YEAR   CORRESPONDING
                                                       OR        PORTFOLIO
                                    1 YEAR  5 YEAR  INCEPTION  INCEPTION DATE
                                    ------  ------  --------- ----------------
AIM V.I. Growth and Income
 Subaccount........................ 19.69%    N/A     19.45%       May 2, 1994
AIM V.I. International Equity
 Subaccount........................  0.81%    N/A     11.41%       May 5, 1993
AIM V.I. Value Subaccount.......... 17.65%    N/A     18.28%       May 5, 1993
Evergreen VA Subaccount............ 31.19%    N/A     24.62%     March 1, 1996
Evergreen VA Foundation
 Subaccount........................ 21.78%    N/A     19.96%     March 1, 1996
Evergreen VA Growth and Income
 Subaccount........................ 28.67%    N/A     25.85%     March 1, 1996
Federated High Income Bond Fund II
 Subaccount........................  7.74%    N/A      9.57%  February 2, 1994
MFS Emerging Growth Subaccount..... 15.85%    N/A     20.65%     July 24, 1995
MFS Research Subaccount............ 14.20%    N/A     19.22%     July 26, 1995
MFS Total Return Subaccount........ 15.24%    N/A     17.99%   January 3, 1995
Oppenheimer Growth Subaccount...... 20.65%  17.13%    13.97%     April 3, 1985
Oppenheimer Multiple Strategies
 Subaccount........................ 11.14%  11.86%    10.60%  February 9, 1987
Oppenheimer Strategic Bond
 Subaccount........................  2.59%    N/A      6.11%       May 3, 1993
Putnam VT Global Growth Fund
 Subaccount........................  8.24%  13.78%     9.20%       May 1, 1990
Putnam VT New Value Fund
 Subaccount........................   N/A     N/A     10.74%   January 1, 1997

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                     10 YEAR   CORRESPONDING
                                                       OR        PORTFOLIO
                                    1 YEAR  5 YEAR  INCEPTION  INCEPTION DATE
                                    ------  ------  --------- ----------------
AIM V.I. Growth and Income
 Subaccount........................ 19.52%    N/A     19.28%       May 2, 1994
AIM V.I. International Equity
 Subaccount........................  0.65%    N/A     11.25%       May 5, 1993
AIM V.I. Value Subaccount.......... 17.48%    N/A     18.12%       May 5, 1993
Evergreen VA Subaccount............ 31.01%    N/A     24.45%     March 1, 1996
Evergreen VA Foundation
 Subaccount........................ 21.60%    N/A     19.79%     March 1, 1996
Evergreen VA Growth and Income
 Subaccount........................ 28.49%    N/A     25.65%     March 1, 1996
Federated High Income Bond Fund II
 Subaccount........................  7.57%    N/A      9.40%  February 2, 1994
MFS Emerging Growth Subaccount..... 15.68%    N/A     20.48%     July 24, 1995
MFS Research Subaccount............ 14.03%    N/A     19.05%     July 26, 1995
MFS Total Return Subaccount........ 15.08%    N/A     17.81%   January 3, 1995
Oppenheimer Growth Subaccount...... 20.48%  16.96%    13.80%     April 3, 1985
Oppenheimer Multiple Strategies
 Subaccount........................ 10.98%  11.70%    10.44%  February 9, 1987
Oppenheimer Strategic Bond
 Subaccount........................  2.43%    N/A      5.95%       May 3, 1993
Putnam VT Global Growth Fund
 Subaccount........................  8.08%  13.62%     9.04%       May 1, 1990
Putnam VT New Value Fund
 Subaccount........................   N/A     N/A     10.58%   January 1, 1997

  For purposes of this calculation, the deductions for the Mortality and Expense Risk Fee and Administrative Charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the Subaccount had been in existence since the inception of the Portfolio. Accumulation Unit values and yields will fluctuate and there is no guarantee the Owner will receive back the Owner's original principal. Average Annual Total Returns and Yield include all insurance contract charges.

  The following non-standardized adjusted historical average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore THE FOLLOWING FIGURES ASSUME THAT THE SURRENDER CHARGE IS NOT IMPOSED.

               ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS
                        (Assuming No Surrender Charge)

                        Return of Premium Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.25%)

                                                     10 YEAR   CORRESPONDING
                                                       OR        PORTFOLIO
                                    1 YEAR  5 YEAR  INCEPTION  INCEPTION DATE
                                    ------  ------  --------- ----------------
AIM V.I. Growth and Income
 Subaccount........................ 24.20%    N/A     19.60%       May 2, 1994
AIM V.I. International Equity
 Subaccount........................  5.54%    N/A     11.46%       May 5, 1993
AIM V.I. Value Subaccount.......... 22.18%    N/A     18.26%       May 5, 1993
Evergreen VA Subaccount............ 35.56%    N/A     26.49%     March 1, 1996
Evergreen VA Foundation
 Subaccount........................ 26.26%    N/A     21.95%     March 1, 1996
Evergreen VA Growth and Income
 Subaccount........................ 33.08%    N/A     27.67%     March 1, 1996
Federated High Income Bond Fund II
 Subaccount........................ 12.39%    N/A      9.90%  February 2, 1994
MFS Emerging Growth Subaccount..... 20.40%    N/A     22.02%     July 24, 1995
MFS Research Subaccount............ 18.77%    N/A     20.63%     July 26, 1995
MFS Total Return Subaccount........ 19.81%    N/A     19.43%   January 3, 1995
Oppenheimer Growth Subaccount...... 25.15%  17.13%    13.97%     April 3, 1985
Oppenheimer Multiple Strategies
 Subaccount........................ 15.75%  11.86%    10.60%  February 9, 1987
Oppenheimer Strategic Bond
 Subaccount........................  7.30%    N/A      6.23%       May 3, 1993
Putnam VT Global Growth Fund
 Subaccount........................ 12.88%  13.78%     9.20%       May 1, 1990
Putnam VT New Value Fund
 Subaccount........................   N/A     N/A     16.04%   January 1, 1997

     5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit
              (Total Mutual Fund Account Annual Expenses: 1.40%)

                                                     10 YEAR   CORRESPONDING
                                                       OR        PORTFOLIO
                                    1 YEAR  5 YEAR  INCEPTION  INCEPTION DATE
                                    ------  ------  --------- ----------------
AIM V.I. Growth and Income
 Subaccount........................ 24.03%    N/A     19.43%       May 2, 1994
AIM V.I. International Equity
 Subaccount........................  5.39%    N/A     11.30%       May 5, 1993
AIM V.I. Value Subaccount.......... 22.01%    N/A     18.10%       May 5, 1993
Evergreen VA Subaccount............ 35.38%    N/A     26.32%     March 1, 1996
Evergreen VA Foundation
 Subaccount........................ 26.09%    N/A     21.78%     March 1, 1996
Evergreen VA Growth and Income
 Subaccount........................ 32.90%    N/A     27.49%     March 1, 1996
Federated High Income Bond Fund II
 Subaccount........................ 12.23%    N/A      9.74%  February 2, 1994
MFS Emerging Growth Subaccount..... 20.24%    N/A     21.85%     July 24, 1995
MFS Research Subaccount............ 18.61%    N/A     20.46%     July 26, 1995
MFS Total Return Subaccount........ 19.64%    N/A     19.26%   January 3, 1995
Oppenheimer Growth Subaccount...... 24.98%  16.96%    13.80%     April 3, 1985
Oppenheimer Multiple Strategies
 Subaccount........................ 15.59%  11.70%    10.44%  February 9, 1987
Oppenheimer Strategic Bond
 Subaccount........................  7.14%    N/A      6.07%       May 3, 1993
Putnam VT Global Growth Fund
 Subaccount........................ 12.72%  13.62%     9.04%       May 1, 1990
Putnam VT New Value Fund
 Subaccount........................   N/A     N/A     15.88%   January 1, 1997

  For purposes of this calculation, the deductions for the Mortality and Expense Risk Fee and Administrative Charge are made on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance which would have resulted if the Subaccount had been in existence since the inception of the Portfolio. Accumulation Unit values and yields will fluctuate and there is no guarantee the Owner will receive back the Owner's original principal. Average Annual Total Returns and Yield include all insurance contract charges.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained free from PFL's Administrative and Service office upon request.

                               PUBLISHED RATINGS

  PFL may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and they should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or of the safety or riskiness of an investment in the Mutual Fund Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations such as debt or commercial paper obligations.

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("PFL"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, is a stock life insurance company. It was incorporated under the name NN Investors Life Insurance Company, Inc. under the laws of the State of Iowa on April 19, 1961. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, Guam, and in all states except New York. As of December 31, 1997, PFL had assets of approximately $8.7 billion. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                                 THE ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Fixed Account, or to a combination of these Accounts.

THE MUTUAL FUND ACCOUNT

  The Mutual Fund Account was established as a separate investment account of PFL under the laws of the State of Iowa on March 29, 1996. The Mutual Fund Account is registered with the SEC under the 1940 Act as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or PFL.

  The Mutual Fund Account receives and currently invests the Premium Payments under the Policies that are allocated to it for investment only in shares of certain management investment companies. The shares available under the Policy are those of the AIM Variable Insurance Funds, Inc., (managed by A I M Advisors, Inc.), Evergreen Variable Trust (managed by Evergreen Asset Management Corp.), Federated Insurance Series (managed by Federated Advisers), MFS Variable Insurance Trust (managed by Massachusetts Financial Services Company), Oppenheimer Variable Account Funds (managed by OppenheimerFunds, Inc.), and Putnam Variable Trust (managed by Putnam Investment Management, Inc.).

  The Mutual Fund Account currently has dedicated sixteen Subaccounts to the Policy. Other or additional Subaccounts may be established at the discretion of PFL. The Mutual Fund Account also includes other subaccounts which are not available under the Policy. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under Iowa law, the assets of the Mutual Fund Account are owned by PFL but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Cash Value of the Policies (or other variable annuity policies), these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Underlying Funds. The available Subaccounts of the Mutual Fund Account currently invest exclusively in shares of the Underlying Funds. The Underlying Funds are diversified, open-end management investment companies.

  Certain information concerning the Underlying Funds is set forth below. More detailed information may be found in the Underlying Funds' current prospectuses, which are included with or accompany this Prospectus, and the Underlying Funds' current Statements of Additional Information. The following description is qualified in its entirety by reference to each Underlying Fund's prospectus and Statement of Additional Information.

  The Portfolios offered by the Underlying Funds provide a range of investment alternatives that vary according to the different investment objectives and policies described in the Underlying Funds' prospectuses and summarized below. The assets of each Portfolio are separate from the others, and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Each of the Portfolios may not be available for investment in every state.

  AIM V.I. GROWTH AND INCOME FUND seeks to provide growth of capital, with current income as a secondary objective by investing primarily in dividend paying common stocks which have prospects for both growth of capital and dividend income.

  AIM V.I. INTERNATIONAL EQUITY FUND seeks to provided long-term growth of capital by investing in international equity securities, the issuers of which are considered by AIM to have strong earnings momentum.

  AIM V.I. VALUE FUND seeks to achieve long-term growth of capital by investing primarily in equity securities judged by AIM to be undervalued relative to the current or projected earnings of the companies issuing the securities, or relative to current market values of assets owned by the companies issuing the securities or relative to the equity markets generally. Income is a secondary objective.

  EVERGREEN VA FUND seeks to achieve capital appreciation by investing in the securities of little-known or relatively small companies, or companies undergoing changes which the Fund's investment adviser believes will have favorable consequences. Income will not be a factor in the selection of the portfolio investments.

  EVERGREEN VA FOUNDATION FUND seeks, in order of priority, reasonable income, conservation of capital and capital appreciation. The Fund invests principally in income-producing common and preferred stocks, securities convertible into or exchangeable for common stocks, and fixed income securities.

  EVERGREEN VA GROWTH AND INCOME FUND seeks to achieve a return composed of capital appreciation in the value of its shares and current income. The Fund will attempt to meet its objective by investing in the securities of companies which are undervalued in the marketplace relative to those companies' assets, breakup value, earnings, or potential earnings growth.

  FEDERATED HIGH INCOME BOND FUND II FUND seeks high current income. The portfolio endeavors to achieve its objective by investing primarily in a professionally managed, diversified portfolio of fixed income securities. The fixed income securities in which the Fund intends to invest are lower-rated corporate debt obligations, which are commonly referred to as "junk bonds." Some of these fixed income securities may involve equity features. Capital growth will be considered, but only when consistent with the investment objective of high current income. Such securities may be subject to greater risk of loss of principal and non payment of interest than higher rated securities. See the Fund's prospectus for additional information, including risk factors.

  MFS EMERGING GROWTH SERIES seeks to provide long-term growth of capital. Dividend and interest income from portfolio securities, if any, is incidental to the Series' investment objective.

  MFS RESEARCH SERIES seeks to provide long-term growth of capital and future income.

  MFS TOTAL RETURN SERIES seeks to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital, and secondarily to provide a reasonable opportunity for growth of capital and income.

  OPPENHEIMER GROWTH FUND seeks to achieve capital appreciation by investing in securities of well-known established companies.

  OPPENHEIMER MULTIPLE STRATEGIES FUND seeks a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

  OPPENHEIMER STRATEGIC BOND FUND seeks a high level of current income principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities. The Fund intends to invest principally in: (i) foreign government and corporate debt securities,
(ii) U.S. Government securities, and (iii) lower-rated high yield domestic debt securities, commonly known as "junk bonds", which are subject to a greater risk of loss of principal and nonpayment of interest than higher-rated securities. Current income is not an objective. Such securities may be subject to greater risk of loss of principal and non payment of interest than higher rated securities. See the Fund's prospectus for additional information, including risk factors.

  PUTNAM VT GLOBAL GROWTH FUND seeks capital appreciation through a globally diversified portfolio of common stocks.

  PUTNAM VT MONEY MARKET FUND seeks as high a level of current income as Putnam Management believes is consistent preservation of capital and maintenance of liquidity by investing high-quality money market instruments.

  PUTNAM VT NEW VALUE FUND seeks long-term capital appreciation by investing primarily in common stocks that Putnam Management believes are undervalued at the time of purchase and have the potential for long-term capital appreciation.

  THERE IS NO ASSURANCE THAT ANY OF THE UNDERLYING FUNDS' PORTFOLIOS WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

  PFL may receive expense reimbursements or other revenues from the Underlying Funds or their investment advisors. The amount of these reimbursement or revenues, if any, may be based on the amount of assets that PFL or the Mutual Fund Account invests in the Underlying Funds.

  The Underlying Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premium Payments to a particular Subaccount. The Underlying Funds are not limited to selling their shares to the Mutual Fund Account and are permitted to accept investments from any separate account of an insurance company and perhaps qualified retirement plans. Since the Portfolios of the Underlying Funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies and perhaps qualified retirement plans, there is a possibility that a material conflict may arise between the interests of the Mutual Fund Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps, including removing their separate accounts from the Underlying Funds, to resolve the matter. See the Underlying Funds' prospectuses for further details.

  An investment in the Mutual Fund Account, or in any Portfolio, including the Putnam VT Money Market Fund is not insured or guaranteed by the U.S. government or any government agency.

  Addition, Deletion, or Substitution of Investments. PFL cannot and does not guarantee that any of the Subaccounts will always be available for Premium Payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the Mutual Fund Account and its investments. PFL reserves the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in PFL's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC. Nothing contained herein shall prevent the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by Owners.

  New Subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by PFL. Each additional Subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. PFL may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is eliminated, PFL will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, PFL will reinvest the amounts invested in the eliminated Subaccount in the Subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another Subaccount, if appropriate.

  In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the

Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may (1) transfer the assets of the Mutual Fund Account associated with the Policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Mutual Fund Account, (3) create new mutual fund accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Mutual Fund Account, or combine Subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Mutual Fund Account. For complete details regarding the Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of PFL, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the fixed portion.

  The Fixed Account is part of the general assets of PFL, other than those in the Mutual Fund Account or in any other segregated asset account. The Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by additional transfers from the Mutual Fund Account. Rather than the Owner bearing the investment risk, as is the case for Policy Value allocated to the Mutual Fund Account, PFL bears the full investment risk for all Policy Value allocated to the Fixed Account. PFL has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law. While PFL bears the full investment risk for all Policy Value in the Fixed Account, all guaranteed rates or benefits are subject to PFL's claims-paying ability.

  Premium Payments applied to, and any amounts transferred to, the Fixed Account will reflect a fixed interest rate. The interest rates PFL sets will be credited for increments of at least one year measured from each Premium Payment or transfer date. These rates will never be less than an effective annual interest rate of 3%.

  Upon full surrender, the Owner will always receive at least the Premium Payments applied to, less prior partial withdrawals and transfers from, the Fixed Account.

  Guaranteed Periods. PFL may offer optional guaranteed interest rate periods ("Guaranteed Period Options") into which Premium Payments may be paid or amounts transferred. For example, PFL may offer Guaranteed Period Options for 1, 3, 5, or 7 years duration from time to time. The Current Interest Rate PFL sets for funds placed in each Guaranteed Period Option will be guaranteed until the end of the applicable Guaranteed Period. At the end of the Guaranteed Period, the Policy Value for the Guaranteed Period Option will be rolled into a new Guaranteed Period Option(s) or may be transferred to any Subaccount(s) within the Mutual Fund Account.

  The Owner may choose the Guaranteed Period Option(s) in which to place the Policy Value by giving PFL notice within 30 days before the end of the expiring Guaranteed Period. In the absence of such election, the new Guaranteed Period Option will be the same as the expiring Guaranteed Period Option unless that Guaranteed Period Option is no longer offered, in which case, the next shorter Guaranteed Period Option offered will be used. PFL reserves the right, for new Premium Payments, transfers, or rollovers, to offer or not to offer any Guaranteed Period Option. PFL will, however, always offer at least a one-year Guaranteed Period Option.

  Surrenders or partial withdrawals from a Guaranteed Period Option prior to the end of the Guaranteed Period and which are in excess of the cumulative interest credited at the time of, but prior to, the withdrawal are subject to an Excess Interest Adjustment on the amount withdrawn. An Excess Interest Adjustment may result in a loss of interest credited, or a credit of additional interest, but the Owner's Fixed Account Policy Values will always be credited with an effective annual interest rate of at least 3%. Surrender charges, if any, are applied after the Excess Interest Adjustment. However, upon full surrender the Owner is guaranteed return of Premium Payments to the Fixed Account, less partial withdrawals and transfers from the Fixed Account. See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 35.) No transfers from any Guaranteed Period Option to any other Investment Option will be allowed prior to the end of the Guaranteed Period. (See "Transfers," p. 29.)

  For purposes of crediting interest, the oldest Premium Payment or transfer into a Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn first; the next oldest Premium Payment or transfer plus interest is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure).

  Dollar Cost Averaging Fixed Account Option. PFL may offer a Dollar Cost Averaging Fixed Account Option separate from the Guaranteed Period Option(s). This option will generally have a one-year interest rate guarantee for amounts in the DCA Fixed Account and will only be available under a Dollar Cost Averaging (DCA) program. If the Owner, for any reason, discontinues the DCA program before its completion, then the interest credited on amounts in the DCA account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%. PFL may credit different interest rates for DCA programs of varying time periods. Interest credited on the amounts in the DCA Fixed Account will always be at least an annual effective rate of 3%.

  Prior to the Annuity Commencement Date, no transfers, except through a Dollar Cost Averaging program, will be allowed from the Dollar Cost Averaging Fixed Account. Dollar Cost Averaging transfers to Subaccounts of the Mutual Fund Account must begin within 30 days after the Premium Payment or transfer to the Dollar Cost Averaging Fixed Account. Transfers must be scheduled for at least six but not more than 24 months, or for at least four, but not more than eight calendar quarters. Transfers will continue until the elected Subaccount or DCA Fixed Account value is depleted. The amount transferred each time must be at least $500. All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed. Changes to the amount transferred will only be allowed after the minimums are satisfied or when additional premium is allocated or a new amount is transferred into the DCA account. If the amount transferred is changed, the minimums must be met again (that is, transfers must be scheduled for at least six more but not more than 24 months, or for at least four more, but not more than eight quarters). Changes can be made to the Subaccounts to which these transfers are allocated. Dollar Cost Averaging transfers from the Dollar Cost Averaging Fixed Account will not be subject to an Excess Interest Adjustment. (See "THE ACCOUNTS-- Dollar Cost Averaging," p. 30.)

  Dollar cost averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue transfers through periods of both high and low price levels.

  Current Interest Rates. PFL periodically will establish an applicable Current Interest Rate for each of the Guaranteed Period Options within the Fixed Account, and the Dollar Cost Averaging Fixed Account Option. Current Interest Rates may be changed by PFL frequently or infrequently depending on interest rates on investments available to PFL and other factors as described below, but once established, the rate will be guaranteed for the entire duration of the Guaranteed Period. However, except for limited situations, any amount withdrawn will be subject to an Excess Interest Adjustment, except those at the end of the Guaranteed Period Option. (See "Excess Interest Adjustment," p. 35.)

  The Current Interest Rate will not be less than 3% per year regardless of any application of the Excess Interest Adjustment. PFL has no specific formula for determining the rate of interest that it will declare as a Current Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which PFL intends to invest amounts allocated to the Fixed Account. In addition, PFL's management may consider other factors in determining Current Interest Rates for a particular Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. There is no obligation to declare a rate in excess of 3%; the Policy Owner assumes the risk that declared rates will not exceed 3%. PFL has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by PFL on its investments, or any other factors.

  PFL'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE CURRENT INTEREST RATES. PFL CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE CURRENT INTEREST RATES, EXCEPT THAT PFL GUARANTEES THAT FUTURE CURRENT EFFECTIVE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR.

TRANSFERS

  An Owner can transfer Policy Value from one Investment Option to another within certain limits.

  Subject to the limitations and restrictions described below, transfers from an Investment Option may be made, up to thirty days prior to the Annuity Commencement Date, by sending Written Notice, signed by the Owner, to the Administrative and Service Office. The minimum amount of Policy Value which may be transferred from a Subaccount of the Mutual Fund Account is the lesser of $500 or the entire Subaccount value. If the Subaccount value remaining after a transfer is less than $500, PFL reserves the right, at its discretion, to include that amount as part of the transfer.

  Subject to the limitations and restrictions described below, transfers currently may be made without charge as often as the Owner wishes, subject to the minimum dollar amounts specified above. PFL reserves the right to limit these transfers to no more than 12 per Policy Year in the future, or as may be required by the trustees of underlying funds to protect investors in those funds, or to charge up to $10 per transfer in excess of 12 per Policy Year. If a transfer charge is assessed in the future, the amount of the charge will be deducted from the balance in the remaining subaccount, if sufficient, otherwise, from the account to which the transfer is made.

  Transfers of Policy Values from any of the Guaranteed Period Option(s) of the Fixed Account to any Subaccount(s) of the Mutual Fund Account are allowed only at the end of the Guaranteed Period(s), and will not be subject to an Excess Interest Adjustment at that time. The Owner must notify PFL within 30 days prior to the end of any expiring Guaranteed Period Option to instruct PFL regarding any transfers to be performed at that time. The Owner may, however, transfer amounts equal to the interest credited in any of the Guaranteed Period Option(s) to any Subaccount(s) of the Mutual Fund Account prior to the end of the Guaranteed Period. Each such Interest Transfer must be at least $50. The maximum Interest Transfer permitted from any Guaranteed Period Option before the end of the Guaranteed Period will be the cumulative amount of interest credited for the Guaranteed Period Option at the time of, but prior to, the transfer. No Excess Interest Adjustment will apply to such Interest Transfers. Interest Transfers may affect the interest crediting rates on amounts remaining in the Guaranteed Period Option, since for purposes of crediting interest, PFL considers the oldest Premium Payment or transfer into the Guaranteed Period Option, plus interest allocable to that particular Premium Payment or transfer, to be withdrawn first.

  Transfers out of the Dollar Cost Averaging Fixed Account, except through a Dollar Cost Averaging program, are not allowed. (See "Dollar Cost Averaging," p. 30.)

  After the Annuity Commencement Date, transfers out of the Fixed Account are not permitted. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 37.)

  Transfers may be made by telephone, subject to the provisions described below under "Telephone Transactions."

REINSTATEMENTS

  Requests are occasionally received by PFL to reinstate funds which had been transferred to another life insurance company pursuant to a Code Section 1035 exchange or trustee-to-trustee transfer. In this situation PFL will require the Owner to replace the same total dollar amount of funds as was taken from the Policy to effect the exchange. The total dollar amount of funds reapplied to the Mutual Fund Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit values at the date of reinstatement (within two days of the date the funds are received by PFL). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the exchange. Amounts reapplied to the Fixed Account will be entitled to receive the interest rate they would otherwise have received had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate PFL for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. Owners should consult a qualified personal tax adviser concerning the tax consequences of any Code Section 1035 exchanges or reinstatements.

TELEPHONE TRANSACTIONS

  Owners (or their designated registered representative) may make transfers and/or change the allocation of additional Premium Payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the Policy application has been initialed or telephone transfers have been subsequently authorized by the Owner by appropriate Written Request. PFL will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If PFL fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for the protection of the Owner. The Owner, when making telephone requests, will be required to provide the Owner's social security number, and/or other information for identification purposes.

  Telephone requests must be received at the Administrative and Service Office no later than 3:00 p.m. Central time in order to assure same-day pricing of the transaction.

  The telephone transaction privilege may be discontinued at any time as to some or all Owners and PFL may require written confirmation of a telephone transaction request at its discretion.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program, prior to the Annuity Commencement Date, the Owner can instruct PFL to automatically transfer a dollar amount specified by the Owner from the DCA Fixed Account Option to any other Subaccount or Subaccounts of the Mutual Fund Account. The automatic transfers can occur monthly or quarterly and will occur on the 28th day of the month. If the DCA request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the DCA request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The amount transferred each time must be at least $500. A minimum of six monthly or four quarterly transfers are required and a maximum of 24 monthly or eight quarterly transfers are allowed from the DCA Fixed Account.

  Dollar Cost Averaging results in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer Accumulation Units when the Accumulation Unit value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Policy Values or will otherwise be successful.

  The Policy Owner may request Dollar Cost Averaging when purchasing the Policy or later. The program will terminate when the amount in the DCA Fixed Account is insufficient for the next transfer, at which time the entire remaining balance is transferred.

  The Owner may discontinue the program after satisfying the required minimum number of transfers at any time by sending a Written Notice to the Administrative and Service Office. The required minimum number of transfers (six monthly or four quarterly) must be satisfied each time the DCA program is restarted following termination of the program for any reason. Discontinuance of a DCA program may result in PFL reducing interest rates credited to amounts remaining in the DCA Fixed Account if the conditions established for a particular DCA program are not met. There is no charge for participation in this program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date the Owner may instruct PFL to automatically transfer amounts among the Subaccounts of the Mutual Fund Account on a regular basis to maintain a desired allocation of the Policy Value among the various Subaccounts offered. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis based on the Policy Date, and beginning on a date selected by the Owner. The Owner must select the percentage of the Policy Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Fixed Account are ignored for purposes of asset rebalancing. Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when:

    (1) a Dollar Cost Averaging program is in effect; or

    (2) any other transfer is requested.

  There is no charge for participation in this program.

                                  THE POLICY

  The Policy is a flexible premium variable annuity policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from PFL. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, PFL must receive a completed Policy application or transmittal form and a minimum initial Premium Payment of $2,000 for a Nonqualified or Qualified Policy. There is no minimum initial Premium Payment required for tax deferred 403(b) annuity purchases; any amount selected by the Owner in such case, up to the maximum total premium payment allowed by PFL, may be used to start a Policy. The initial Premium Payment for tax deferred 403(b) purchases must be received within 90 days following the Policy Date, otherwise the Policy will be canceled. PFL reserves the right to increase or decrease this amount for a class of Policies issued after some future date. The initial Premium Payment is the only Premium Payment required to be paid under a Policy. A Policy ordinarily will be issued only in respect of Annuitants Age 0 through 80. Acceptance or declination of an application shall be based on PFL's underwriting standards, and PFL reserves the right to reject any application or Premium Payment based on those underwriting standards.

  If the application or transmittal form can be accepted in the form received, the initial Premium Payment will be credited to the Policy Value within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to PFL's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  PFL may, if the application or transmittal form can be accepted in the form received, credit the initial Premium Payment to the Policy Value within one Business Day after the later of receipt by PFL's agent of the information needed or the Premium Payment.

  The date on which the initial Premium Payment is credited to the Policy Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to PFL Life Insurance Company and sent to the Administrative and Service Office. The Death Benefit will not take effect until the check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, the Owner may make Additional Premium Payments at any time, and in any frequency. The minimum Additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $50. Additional Premium Payments will be credited to the Policy and added to the Policy Value as of the Business Day when the premium and required information are received.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000.

  Allocation of Premium Payments. An Owner must allocate Premium Payments to one or more of the Investment Options. The Owner must specify the initial allocation in the Policy application or transmittal form. This allocation will be used for Additional Premium Payments unless the Owner requests a change of allocation. All allocations must be made in whole percentages and must total 100%. However, the portion of the initial Premium Payment which is allocated to the Mutual Fund Account will be temporarily allocated entirely to the Money Market Portfolio of the Mutual Fund Account only for a period of time equal to the greater of the Policy's Right to Cancel Period, or fourteen (14) days following the Policy Date. Based on current state laws, the maximum right to cancel period, and therefore maximum period of time the funds are expected to be allocated to the money market account, is 30 days from the date the policy is issued. At the end of that period, the Policy Value in the Putnam VT Money Market Portfolio will then be allocated to the Subaccount(s) of the Mutual Fund Account in accordance with the allocation percentages specified by the Owner. If Premium Payments are allocated to the Dollar Cost Averaging Fixed Account, directions regarding the Subaccount(s) to which transfers are to be made must be specified on the application or other proper Written Request. If the Owner fails to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  The Owner may change the allocation instructions for future Additional Premium Payments by sending a Written Notice, signed by the Owner, to PFL's Administrative and Service Office, or by telephone (subject to the provisions described under "THE ACCOUNTS--Telephone Transactions," p. 30). The allocation change will apply to Premium Payments received after the date the Written Notice or telephone request is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to PFL by check or draft may be postponed until such time as PFL determines that such instrument has been honored.

POLICY VALUE

  On or before the Annuity Commencement Date, the Policy Value is equal to the
Owner's:

    (1) Premium Payments; minus

    (2) partial withdrawals (including any applicable Excess Interest Adjustments and/or Surrender Charges on such withdrawals); plus

    (3) interest credited in the Fixed Account; plus or minus

    (4) accumulated gains or losses in the Mutual Fund Account; minus

    (5) Service Charges, premium taxes and transfer fees, if any.

  The Policy Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Subaccount(s), as well as the deductions for charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for trading. Holidays are generally not Business Days.

  The Mutual Fund Policy Value. When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account, it is credited to the Policy Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or fully surrendered or partially withdrawn from a Subaccount, Accumulation Units are canceled or redeemed in a similar manner.

  For each Subaccount, the Accumulation Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds less any applicable charges or fees. Therefore, the Accumulation Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Accumulation Unit Values is described in detail in the Statement of Additional Information.

ADJUSTED POLICY VALUE (APV)

  The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment applied at the time of surrender or on the Annuity Commencement Date.

  The Adjusted Policy Value will be used on the Annuity Commencement Date to provide the amount of annuity payments under a Policy.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Code, regulations or published rulings. An Owner can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to the Annuity Commencement Date, the Owner may surrender all or a portion of the Cash Value in exchange for a payment from PFL. The Cash Value is the Adjusted Policy Value, less the Surrender Charge, if any. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 37.) The Policy cannot be surrendered after the Annuity Commencement Date. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payments," p. 36.)

  When requesting a partial withdrawal ($500 minimum), the Owner must instruct PFL how the amount withdrawn is to be allocated among various Investment Options. If the Owner's request for a partial withdrawal from a Guaranteed Period Option of the Fixed Account is greater than the Cash Value of that Guaranteed Period Option, PFL will pay the Owner the amount of the Cash Value of that Guaranteed Period Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that the Owner's interest in each Investment Option bears to the total Policy Value. PFL reserves the right to defer payment of the Cash Value from the Fixed Account for up to six months.

  In each Policy Year the Owner may request partial withdrawals ($500 minimum) of up to 10% of the Policy Value (calculated at the time of the partial surrender) free of Surrender Charges. The percentage that may be taken free of Surrender Charges each Policy Year is cumulative. This is referred to as the Cumulative Free Percentage. That is, Cumulative Free Percentages which are not taken are carried forward and are available to be taken in the following Policy Year free of Surrender Charges. Cumulative Free percentage withdrawals previously taken (that is, lump sums, systematic payouts, nursing care and terminal condition withdrawals, minimum required distributions, and unemployment withdrawals) reduce the Cumulative Free Percentage that is available. For example, 10% Cumulative Free Percentage is available at the beginning of the first Policy Year. If no partial withdrawals are taken in the first Policy Year, the first year unused Cumulative Free Percentage of 10% is carried forward to the second Policy Year. The unused 10% from year one plus 10% additional Cumulative Free Percentage available at the beginning of Policy Year two accumulates to a 20% Cumulative Free Percentage as of the beginning of Policy Year two. Assume only 5% is used in Policy Year two. Thus the Cumulative Free Percentage available as of the beginning of Policy Year three would be 25% (that is, 20%-5% = 15% unused from Policy Year two, plus an additional 10% available at the beginning of Policy Year three). Amounts withdrawn in excess of the available Cumulative Free Percentage will be subject to a Surrender Charge (up to 6%). Neither a Surrender Charge nor an Excess Interest Adjustment will be assessed if the withdrawal is necessary to meet the minimum distribution requirements for that Policy specified by the IRS for tax qualified plans.

  Upon full surrender or partial withdrawal, the cumulative interest credited at the time of, but prior to, the surrender or withdrawal will not be subject to an Excess Interest Adjustment.

  Surrenders or partial withdrawals that are allowed free of Surrender Charges will reduce the Policy Value by the amount withdrawn. Surrendered or partially withdrawn amounts in excess of the portion that is free of Surrender Charges are Excess Partial Withdrawals. Excess Partial Withdrawals will reduce the Policy Value by an amount equal to (X-Y + Z) where:

  X = Excess Partial Withdrawal

  Y = Excess Interest Adjustment, which is applicable to the Excess Partial Withdrawal

  Z = Surrender Charge on X minus Y.

  For a discussion of the Surrender Charge, see "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 43. For a discussion of the Excess Interest Adjustment, see "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 35 and Appendix "A".

  Since the Owner assumes the investment risk with respect to all Premium Payments allocated to the Mutual Fund Account, and because withdrawals may be subject to an Excess Interest Adjustment and to a Surrender Charge, and possibly premium taxes, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Policy Value is zero, all rights of the Owner and Annuitant will terminate.

  In addition to any applicable Excess Interest Adjustment, Surrender Charge, and premium tax, surrenders and partial withdrawals may be subject to income taxes and, if taken prior to age 59 1/2, a ten percent Federal penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  In some states, if the Owner or Owner's spouse (Annuitant or Annuitant's spouse if the Owner is not a natural person)--(1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement (generally a life expectancy of 12 months or less), then the Surrender Charge and Excess Interest Adjustment are not imposed on surrenders or partial withdrawals. (Since this benefit may not be available in all states, see the Policy or endorsement for details.)

UNEMPLOYMENT WAIVER

  The Owner may withdraw all or a portion of the Policy Value free of Surrender Charges and free of Excess Interest Adjustments if the Owner or Owner's spouse (Annuitant or Annuitant's spouse, if the Owner is not a natural person) becomes unemployed. In order to qualify, the affected individual must provide proof of unemployment to PFL and (1) must have been employed full time for at least two years prior to becoming unemployed, (2) must have been employed full time on the Policy Date, (3) must have been unemployed for at least 60 consecutive days at the time of withdrawal, and (4) must have a minimum Cash Value at the time of withdrawal of $5,000. Proof of unemployment will consist of providing PFL with a determination letter from the applicable State's Department of Labor which verifies that the individual qualifies for and is receiving unemployment benefits at the time of withdrawal. Therefore, this benefit may not be available if the unemployed person (a) quit voluntarily, (b) retired due to age, (c) ceased employment due to disability, or (d) was terminated for cause, or terminated for other reasons that would prevent the person from receiving unemployment benefits under state or federal law. The determination letter must be received by PFL no later than fifteen
(15) days following the date PFL receives the withdrawal request. (This benefit may not be available in all states--see the Policy or endorsement for details.)

EXCESS INTEREST ADJUSTMENT (EIA)

  Full surrenders, partial withdrawals, and amounts applied to an Annuity Payment Option (prior to the end of any Guaranteed Period) from the Fixed Account Guaranteed Period Options will be subject to an Excess Interest Adjustment except as provided for under "Surrenders" or "Nursing Care and Terminal Condition Withdrawal Option," or "Unemployment Waiver" above or "Systematic Payout Option," below.

  The Excess Interest Adjustment partially compensates PFL for the foregoing early removal of funds from the Guaranteed Period Options where interest rates declared by PFL have risen since the date of the guarantee. Conversely, the Excess Interest Adjustment allows PFL to share the benefit of falling interest rates with the Owner upon such withdrawals.

  Generally, if interest rates declared by PFL have risen since the date of the guarantee, the application of the Excess Interest Adjustment (a negative Excess Interest Adjustment in this case) will result in a lower Cash Value upon surrender. Conversely, if interest rates have fallen since the date of the guarantee, the application of the Excess Interest Adjustment (a positive Excess Interest Adjustment in this case) will result in a higher Cash Value upon surrender.

  Excess Interest Adjustments will not reduce the Adjusted Policy Value at the time of full surrender for a Guaranteed Period Option below the amount paid into, less any prior partial withdrawals and transfers from that Guaranteed Period Option, plus interest at the Policy's minimum guaranteed effective annual interest rate of 3%.

  The formula for calculating the Excess Interest Adjustment and examples of the application of the Excess Interest Adjustments are set forth in Appendix A to this Prospectus.

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option, Owners can instruct PFL to make automatic payments to them monthly, quarterly, semi-annually or annually from specified Investment Options (except the DCA account). Monthly and quarterly payments can only be accomplished by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the Policy Value at the time the Systematic Payout is made divided by the number of payments made per year (for example, 12 for monthly). If this requested amount is below the minimum distribution requirements for that Policy specified by the IRS for tax qualified plans, the maximum payment will be increased to this minimum required distribution amount. Only partial withdrawal requests which are in excess of the minimum required distribution will be subject to any applicable Surrender Charge and/or Excess Interest Adjustment. The "Request for Systematic Payout" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request). There is no additional fee imposed for participation in a Systematic Payout program.

  The Surrender Charge and Excess Interest Adjustment will be waived for Owners under age 59 1/2 on Qualified Policies if they take Systematic Payouts using one of the payout methods described in I.R.S. Notice 89-25, Q&A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally requires payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from commencement of the payments. No additional withdrawals may be taken during the time these payments are made. For Qualified Policies, Owners age 59 1/2 or older, the Surrender Charge and Excess Interest Adjustment will be waived if payments are made using the Life Expectancy Recalculation Option.

  In addition, for either Qualified or Nonqualified Policies, the Surrender Charge will not be imposed on Systematic Payouts. Only Systematic Payouts in excess of the cumulative interest credited at the time of, but prior to, the payout will be subject to an Excess Interest Adjustment.

  Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. In addition, the tax treatment of systematic payouts from Nonqualified Policies has had an unfavorable ruling regarding the ability to avoid the 10% penalty tax. Therefore, the Owner should consult a qualified tax adviser before requesting a Systematic Payout. In certain circumstances withdrawn amounts may be included in the Owner's gross income. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45.)

ANNUITY PAYMENTS

  Annuity Commencement Date. Annuity Payments under a Policy will begin on the Annuity Commencement Date which initially is selected by the Owner at the time the Policy is applied for. The Annuity Commencement Date may be changed from time to time by the Owner by Written Notice to PFL, provided that notice of each change is received by PFL at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise permitted by PFL, a new Annuity Commencement Date must be a date which is: (1) at least thirty (30) days after the date notice of the change is received by PFL and (2) not later than the last day of the Policy month starting after the Annuitant's 85th birthday. In no event will an Annuity Commencement Date be permitted to be later than the last day of the Policy month following the month of the Annuitant's 95th birthday. The laws of some states may require earlier Annuity Commencement Dates. The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may choose a Payment Option or change the election, but Written Notice of any election or change of election must be received by PFL at its Administrative and Service

Office at least 30 days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made under (i) Payment Option 3, life income with level payments for 10 years certain, using the existing Adjusted Policy Value of the Fixed Account, or
(ii) under Payment Option 3-V, life income with variable payments for 10 years certain using the existing Policy Value of the Mutual Fund Account, or (iii) in a combination of (i) and (ii). If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under a Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "Death Benefit," p. 40.) Annuity Payments will be made on either a fixed basis or a variable basis as selected by the Owner (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

  Unless the Owner specifies otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. PFL may require written proof of the age of any person who has selected Annuity Payments under Payment Option 3, 3-V, 5 or 5-V.

  Premium Tax. PFL may be required by state law to pay premium tax on the amount applied to a Payment Option or upon withdrawal. If so, PFL will deduct the premium tax before applying or paying the proceeds.

  Supplementary Contract. Once proceeds become payable and a Payment Option has been selected, the Policy will terminate and PFL will issue a Supplementary Contract to reflect the terms of the option selected. The Supplementary Contract will name the payees and will describe the payment schedule.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Two of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and three are only available as Fixed Payment Options. The Owner may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If the Owner elects a combination, he must specify what part of the Policy proceeds are to be applied to the Fixed and Variable Payment Options (and he must also specify which Subaccounts for the Variable Payment Options).

  NOTE CAREFULLY: Under Payment Options 3(l) and 5 (including 3-V(l) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second Annuity Payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third Annuity Payment; and so forth.

  On the Annuity Commencement Date, the Adjusted Policy Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Adjusted Policy Value is the Policy Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, including the effect of any applicable Excess Interest Adjustment.

  The effect of choosing a Fixed Payment Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Payment Option is selected, the Adjusted Policy Value will be transferred to the general account of PFL, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed) of the Annuitant. For further information, contact PFL at its Administrative and Service Office.

  Guaranteed Values. There are five Fixed Payment Options. Payment Options 1, 2 and 4 are based on a guaranteed interest rate of 3%. Payment Options 3 and 5 are based on a guaranteed interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.)

  Payment Option 1--Interest Payments. The Adjusted Policy Value may be left with PFL for any agreed-upon term. PFL will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by the Owner and PFL when the option is elected.

  Payment Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Payment Option 3--Life Income. An election may be made between:

    1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

    3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of payments made equals the proceeds applied to the income option.

  Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Payment Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee of the Owner's selection. Payments will be made as long as either person is living.

  For Payment Options 2, 3, and 4, in the event of the death of the person receiving payments prior to the end of the Guaranteed Period, payments will be continued to that person's beneficiary or their present value may be paid in a single sum.

  Other Payment Options may be arranged by agreement with PFL. Certain options may not be available in some states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed rates (guaranteed rates are based upon the mortality tables and/or guaranteed interest rates specified in the Policy under the section entitled "Annuity Payments"). Current amounts may be obtained from PFL.

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Mutual Fund Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the Variable Annuity Payments would increase. Conversely, if actual investment performance is lower than the Assumed Investment Return, the amount of the Variable Annuity Payments would decrease.

  Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday, on the Annuity Commencement Date, adjusted as follows:

            ANNUITY COMMENCEMENT DATE   ADJUSTED AGE
            -------------------------   ------------
            Before
             2001                       Actual Age
            2001-
             2010                       Actual Age minus 1
            2011-
             2020                       Actual Age minus 2
            2021-
             2030                       Actual Age minus 3
            2031-
             2040                       Actual Age minus 4
            After
             2040                       As determined by PFL

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  The following Variable Payment Options generally are available:

  Payment Option 3-V--Life Income. An election may be made between:

    1. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Payment Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the payee or the joint payee is living.

  Certain options may not be available in some states.

  Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.

  Transfers. A Policy Owner may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account or to the Fixed Account. However, after the Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, PFL reserves the right to include those Annuity Units as part of the transfer. PFL reserves the right to limit transfers between Subaccounts or from the Mutual Fund Account to the Guaranteed Period Options of the Fixed Account after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, the Owner has not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory for certain qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 45)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant Prior to Annuity Commencement Date. A Death Benefit will be paid to the Beneficiary if the Owner is the Annuitant and dies prior to the Annuity Commencement Date. The amount of the Death Benefit will be the greatest of a) the Policy Value on the date proof of the Owner's death and an election of the method of settlement are received by PFL's Administrative and Service Office, b) the Cash Value on the date PFL receives due proof of death and an election of a method of settlement, and c) the Guaranteed Minimum Death Benefit ("GMDB") described below, plus Premium Payments less Partial Withdrawals, from the date of death to the date the death proceeds are paid.

  There are three Guaranteed Minimum Death Benefit options available, (A) the "Return of Premium Death Benefit", (B) the "5% Annually Compounding Death Benefit," and (C) the "Annual Step-Up Death Benefit."

  The "Return of Premium Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals (defined below), as of the date of death.

  The "5% Annually Compounding Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals (defined below) plus interest at an effective annual rate of 5% from the payment or withdrawal date up to the earlier of the date of death or the Owner's 81st birthday. There is an extra charge for this Death Benefit (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 43.)

  The "Annual Step-Up Death Benefit" is the largest Policy Value on the issue date or on any Policy Anniversary prior to the earlier of the date of death or the Owner's 81st birthday, plus any premiums paid, less any partial withdrawals taken, subsequent to the date of the largest anniversary Policy Value. There is an extra charge for this Death Benefit. (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 43.)

  Under all three Death Benefit Options, if the surviving spouse elects to continue the Policy in lieu of receiving the Death Benefit, an amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit (i.e., the Return of Premium Death Benefit, the 5% Annually Compounding Death Benefit, or the Annual Step-Up Death Benefit) over the Policy Value, will then be added to the Policy Value. This amount will be added only once, at the time of such election.

  If no choice of Guaranteed Minimum Death Benefit is made in the Policy application, the "Return of Premium Death Benefit" will apply. After the Policy Date, an election cannot be made and the Death Benefit option cannot be changed.

  Adjusted Partial Withdrawal. To determine the Guaranteed Minimum Death Benefit for each partial withdrawal, the Adjusted Partial Withdrawal is the sum of (1) and (2), where

  (1) The Surrender-charge-free withdrawal amount taken and,

  (2) The amount that an Excess Partial Withdrawal reduces the Policy Value (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 33.) times [(a) divided by (b)] where:

    (a) is the amount of the Death Benefit prior to the Excess Partial Withdrawal; and

    (b) is the Policy Value prior to the Excess Partial Withdrawal.

  If a partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Policy Value, then the partial withdrawal amount used to determine the Guaranteed Minimum Death Benefit will exceed the amount of the partial withdrawal. In that case, the total proceeds of a partial withdrawal followed by a Death Benefit could be less than total Premium Payments.

  If the Annuitant who is not the Owner dies, the Owner will become the Annuitant and no Death Benefits are payable unless the Owner specifically requests on the Policy application or in writing that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such election. See your Policy's provisions.

  Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof and an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Payment Options described above, unless a settlement agreement is effective at the death of the Owner preventing such election.

  If the Annuitant was the Owner, and the Beneficiary was not the Annuitant's spouse, the Death Benefit must (1) be distributed within five years of the date of the deceased Owner's death, or (2) payments under a Payment Option must begin no later than one year after the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Owner's death. If the sole Beneficiary is the deceased Owner's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Owner instead of receiving the Death Benefit. (See "Federal Tax Matters" in the Statement of Additional Information.)

  If the Annuitant is not the Owner, and the Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the amount of the Adjusted Policy Value. If the successor owner is not the deceased Owner's spouse, however, the Adjusted Policy Value must be distributed: (1) within five years after the date of the deceased Owner's death, or (2) payments under a Payment Option must begin no later than one year after the deceased Owner's death and must be made for the successor Owner's lifetime or for a period certain (so long as any period certain does not exceed the successor Owner's life expectancy).

  Death On or After Annuity Commencement Date. The Death Benefit payable on or after the Annuity Commencement Date depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. The Owner may change the designated Beneficiary by sending Written Notice to PFL. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary.) The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when the Notice is received by PFL. PFL will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if any Owner (including any joint Owner or any Successor Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the Policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole beneficiary,
2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the Annuity Commencement Date. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other rules may apply to Qualified Policies. (See also "Death Benefit" p. 40.)

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

  Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

RESTRICTIONS UNDER QUALIFIED POLICIES

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments, so that the full amount of each Premium Payment is invested in one or more of the Accounts. PFL will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds.

SURRENDER CHARGE

  PFL will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. PFL may apply a Surrender Charge, which is a contingent deferred sales charge, to any amount surrendered (i.e., withdrawn) in connection with a full or partial Policy surrender in order to cover distribution expenses. A Surrender Charge, if applicable, will only be applied to withdrawals which exceed the Cumulative Free Percentage at the time of, but prior to, the withdrawal. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders" p. 33.)

  The Surrender Charge is not imposed upon exercise of the Nursing Care and Terminal Condition Withdrawal Option or the Unemployment Waiver. These features may not be available in all states. (See "DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 35, and "Unemployment Waiver," p. 35.) The Surrender Charge is also waived upon certain Systematic Payouts. (See "DISTRIBUTIONS UNDER THE POLICY--Systematic Payout Option," p. 36)

  The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payment withdrawn by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of years that have elapsed since the Premium Payment that is being withdrawn was made. For this purpose, surrenders are allocated to Premium Payments on a "first-in, first-out" basis, i.e., first to the oldest Premium Payment, then to the next oldest Premium Payment and so on. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Adjusted Policy Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge
Percentages:

                                       APPLICABLE SURRENDER CHARGE
         NUMBER OF YEARS SINCE         PERCENTAGE (AS PERCENTAGE OF
         PREMIUM PAYMENT                PREMIUM PAYMENT WITHDRAWN)
         ----------------------------  ----------------------------
         Less than 1.................                6%
         At least 1 and less than 2..                6%
         At least 2 and less than 3..                6%
         At least 3 and less than 4..                4%
         At least 4 and less than 5..                2%
         5 or more...................                0%

  No Surrender Charge will be applied after the tenth Policy Year.

  PFL anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from PFL's general funds, which will include amounts derived from the fee for mortality and expense risks.

MORTALITY AND EXPENSE RISK FEE

  PFL imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the Policies. For Guaranteed Minimum Death Benefit Option A (Return of Premium Death Benefit), this charge is equal to an effective annual rate of 1.10% of the daily net asset value in the Mutual Fund Account for each Subaccount. For Guaranteed Minimum Death Benefit Options B (5% Annually Compounding Death Benefit), and C (Annual Step-Up Death Benefit), the corresponding charge is equal to 1.25% of the net assets in the Mutual Fund Account. The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount.

  Policy Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by PFL. The mortality risks assumed by PFL arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, Owners are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the periodic Annuity payments that the Annuitant will receive under the Policy.

  PFL also bears substantial risk in connection with the Death Benefit Guarantee since PFL will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit (that is, Return of Premium Death Benefit, 5% Annually Compounding Death Benefit, or Annual Step-Up Death Benefit) if that amount is higher than the greater of the Policy Value or the Cash Value.

  The expense risk assumed by PFL is the risk that PFL's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Administrative and Service Charges.

  If the Mortality and Expense Risk Fee is insufficient to cover PFL's actual costs, PFL will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to PFL. PFL expects a profit from this charge. To the extent that the Surrender Charge is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from PFL's general corporate assets, which may include amounts, if any, derived from the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is assessed during the accumulation phase and during the annuity phase for all Variable Annuity Options.

ADMINISTRATIVE CHARGES

  In order to cover the costs of administering the Policies, PFL deducts an annual Service Charge from the Policy Value of each Policy.

  The Service Charge is deducted from the Policy Value of each Policy on each Policy Anniversary prior to the Annuity Commencement Date. PFL also reserves the right to charge up to $30 at the time of surrender during any Policy Year. After the Annuity Commencement Date, the charge is not deducted. This annual Service Charge is the lesser of 2% of the Policy Value or $30 and it will not be increased in the future. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial surrenders equals or exceeds $50,000 on a Policy Anniversary (or date of surrender).

  PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is .15% of the net assets in the Mutual Fund Account.

PREMIUM TAXES

  PFL currently makes no deduction from the Premium Payments for any state premium taxes PFL pays in connection with Premium Payments it receives under the Policies. However, PFL will deduct the aggregate premium taxes that it pays on behalf of a particular Policy from the Policy Value on (i) the Annuity Commencement Date (thus reducing the Policy Value), (ii) the total surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, PFL reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that PFL determines to be attributable to the accounts or the policies.

TRANSFER FEE

  There is no charge for the first 12 allowable transfers among Investment Options in each Policy Year. PFL reserves the right to impose a $10 charge for the thirteenth and each subsequent transfer request made by the Owner during a single Policy Year. For the purpose of determining whether a Transfer Fee is payable, Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request. No Transfer Fee will be imposed for any transfer which is not at the Owner's request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Portfolios of the Underlying Funds is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Underlying Funds for investment advisory services provided to the Portfolio. The net assets of each Portfolio of the Underlying Funds will reflect deductions in connection with the investment advisory fee and other expenses.

  For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus.

EMPLOYEE AND AGENT PURCHASES

  The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each Premium Payment to the Policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the Surrender Charges, the Mortality and Expense Risk Fee and the Administrative Charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the Policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as amended (the "Code'), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, PFL may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. PFL will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy; PFL will not accept a Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), or 408(a), 408A or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by PFL after consultation with tax counsel, but no opinion of tax counsel has been obtained.

  THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS.

TAX STATUS OF THE POLICY

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the tax requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Policy Value until an amount is received or deemed received, e.g., upon a partial or full surrender, assignment, or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Policy Value (ignoring any surrender charges except on a full surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the Policy Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Policy Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Policy Value. Additionally, if an Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Policy Value. A transfer of ownership or an assignment of a Policy, or designation of an Annuitant or Beneficiary who is not also the Owner, as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all Nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year. The same aggregation rules apply to Roth individual retirement annuities and accounts. The Roth IRAs and Traditional IRAs shall be treated separately for distribution purposes.

  Surrenders or Partial Withdrawals. In the case of a partial withdrawal (including systematic partial withdrawals) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract" which is generally equal to the excess of the Policy Value immediately before the partial withdrawal over the "Investment in the Contract" at that time. However, for these purposes the Policy Value immediately before a partial withdrawal may have to be increased by any positive Excess Interest Adjustment which results from such a partial withdrawal or which could result from a simultaneous full surrender, and may need further adjustments if the aggregation rules apply. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment that may apply in the case of a Non-Qualified Policy or a Qualified Policy. In the case of a partial surrender (including systematic payouts) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total account balance or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the Contract" can be zero, and generally any distribution would therefore be fully taxable. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract," unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general, for Nonqualified and certain Qualified Policies, only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected value of the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where an Owner allocates a portion of the Adjusted Policy Value on the Annuity Commencement Date to more than one Annuity Payment Option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. PFL makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of Annuity Payment Options. Instead, any Owner is advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Adjusted Policy Value to any particular Annuity Payment Option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Payment Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from the Policy, e.g., upon a surrender of a Policy (including systematic payouts) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer, or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and the taxpayer's beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; aggregate distributions in excess of a specified annual amount; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into PFL's Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  PFL makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as a Traditional individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) Annuity Payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; and (vii) the entire interest of the Owner is non-forfeitable. Policies intended to qualify as Traditional individual retirement annuities under Section 408(b) of the Code contain such provisions.

  Section 408 of the Code also indicates that no part of the funds for a Traditional individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the Cash Value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59 1/2, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during lifetime; however, required distributions at death are the same.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. Additionally, in accordance with the requirements of the Code, Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities and tax exempt organizations which enjoy special treatment. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a
Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Cash Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. For these purposes, the Policy Value at year end may have to be increased by any positive Excess Interest Adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a Qualified Policy (other than one qualifying under Section 457) or (iv) a single-payment annuity the Commencement Date for which is no later than one year from the date of the single Premium Payment; such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                          DISTRIBUTOR OF THE POLICIES

  AFSG Securities Corporation, 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001, an affiliate of PFL, is the principal underwriter of the Policies. AFSG Securities Corporation was incorporated as a Pennsylvania corporation on March 12, 1986, is registered as a broker/dealer under the Securities Exchange Act of 1934, and is a member of the NASD.

  Policies are sold by registered representatives of AFSG Securities Corporation or of broker/dealers who have entered into written sales agreements with the principal underwriter, who are also licensed through various affiliated or unaffiliated agencies as insurance agents for PFL. PFL has entered into a distribution agreement with AFSG Securities Corporation and companion sales agreements with agencies and/or agents through which agreements the Policies are sold and the registered representatives are compensated by the agencies and/or AFSG Securities Corporation. Broker/dealers will generally receive sales commissions of up to 5% of Premium Payments. These commissions are not deducted from Premium Payments, they are paid by PFL. In addition, certain production, persistency and managerial bonuses may be paid. Subject to applicable Federal and State laws and regulations, PFL may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Policies. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Policies. No amounts will be retained by AFSG Securities Corporation for acting as principal underwriter for the Policies. The offering of Policies will be made on a continuing basis.

                                 VOTING RIGHTS

  To the extent required by law, PFL will vote the Underlying Fund shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios, (although the Underlying Funds do not hold regular annual shareholders meetings). If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, the Owner holds voting interest in the selected Portfolios. The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that an Owner has the right to instruct for a particular Subaccount will be determined by dividing the Owner's Policy Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that the Owner or person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Funds for determining shareholders eligible to vote at the meeting of the Underlying Funds. PFL will solicit voting instructions by sending Owners or other persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Funds. Portfolio shares as to which no timely instructions are received and shares held by PFL in which Owners or other persons entitled to vote have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                            YEAR 2000 MATTERS

  In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives (1) develop an inventory of all applications; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account is a party or to which the assets of the Account are subject. PFL, like other life insurance companies, is a defendant in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Mutual Fund Account or PFL.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Policy--General Provisions.............................................   3
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Policy Values After the Annuity Commencement Date........   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Non-Participating........................................................   4
Federal Tax Matters........................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of PFL..........................................................   6
Investment Experience......................................................   6
Historical Performance Data................................................  10
  Money Market Yields......................................................  10
  Other Subaccount Yields..................................................  11
  Total Returns............................................................  11
  Other Performance Data...................................................  12
  Adjusted Historical Fund Performance Data................................  12
State Regulation of PFL....................................................  12
Administration.............................................................  13
Records and Reports........................................................  13
Distribution of the Policies...............................................  13
Other Products.............................................................  13
Custody of Assets..........................................................  13
Legal Matters..............................................................  13
Independent Auditors.......................................................  14
Other Information..........................................................  14
Financial Statements.......................................................  14

                                 APPENDIX A(1)

                          EXCESS INTEREST ADJUSTMENT

  The formula which will be used to determine the Excess Interest Adjustment
(EIA) is:

                               S*(G - C)* (M/12)


S=  Gross amount being withdrawn that is subject to the EIA

G=  Guaranteed Interest Rate applicable to S.

C= Current Guaranteed Interest Rate then being offered on new Premium Payments for the next longer Guaranteed Period than "M". If this policy form or such a Guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.

M= Number of months remaining in the current Guaranteed Period, rounded up to the next higher whole number of months.

EXAMPLE 1 (FULL SURRENDER, RATES INCREASE BY 3%):

Single Premium:                           $50,000
Guarantee Period:                         5 Years
Guarantee Rate:                           5.50% per annum
Full Surrender:                           Middle of Contract Year 3
Policy Value ("PV") at middle of          = 50,000* (1.055)^ 2.5 = 57,161.18
 Contract Year 3
Surrender Charge Free Amount at middle    = 57,161.18* .30 = 17,148.35
 of Policy Year 3
EIA Free Amount at middle of Policy Year  = 57,161.18 - 50,000 = 7,161.18
 3
Amount Subject to EIA                     = 57,161.18 - 7,161.18 = 50,000.00
EIA Floor                                 = 50,000* (1.03)^ 2.5 = 53,834.80

Excess Interest Adjustment

 G=.055
 C=.085
 M=30
Excess Interest Adjustment                = S* (G - C)* (M/12)
                                          = 50,000.00* (.055 - .085)* (30/12)
                                          = -3,750.00, but Excess Interest
                                          Adjustment cannot cause the Adjusted
                                          Policy Value to fall below the floor,
                                          so the adjustment is limited to
                                          53,834.80 -57,161.18 = -3,326.38
Adjusted Policy Value                     = PV + EIA = 57,161.18 - 3,326.38
                                          = 53,834.80
Surrender Charge                          = (50,000 - 17,148.35)* .06 =
                                          1,971.10
Cash Value at middle of Policy Year 3     = PV + EIA - Surrender Charge
                                          = 57,161.18 - 3,326.38 - 1,971.10
                                          = 51,863.70

-------------------------
(1) *represents multiplication;
   ^represents exponentiation.

EXAMPLE 2 (FULL SURRENDER, RATES DECREASE
 BY 1%):
Single Premium:                             $50,000
Guarantee Period:                           5 Years
Guarantee Rate:                             5.50% per annum
Full Surrender:                             Middle of Contract Year 3
Policy Value at middle of Policy Year 3     = 50,000* (1.055)^ 2.5 = 57,161.18
Surrender Charge Free Amount at middle of   = 57,161.18* .30 = 17,148.35
 Policy Year 3
EIA Free Amount at middle of Policy Year 3  = 57,161.18 - 50,000 = 7,161.18
Amount Subject to EIA                       = 57,161.18 - 7,161.18 = 50,000.00
EIA Floor                                   = 50,000* (1.03)^ 2.5 = 53,834.80

Excess Interest Adjustment

 G = .055
 C = .045
 M = 30
Excess Interest Adjustment                  = S* (G - C)* (M/12) = 50,000*
                                            (.055 - .045)* (30/12) = 1,250.00
Adjusted Policy Value                       = PV + EIA = 57,161.18 + 1,250.00
                                            = 58,411.18
Surrender Charge                            = (50,000 - 17,148.35)* .06 =
                                            1,971.10
Cash Value at middle of Policy Year 3       = PV + EIA - Surrender Charge
                                            = 57,161.18 + (1,250) - 1,971.10
                                            = 56,440.08

  On a partial withdrawal, PFL will pay the Owner the full amount of withdrawal requested (as long as the Policy Value is sufficient). Surrender Charge--Free withdrawals will reduce the Policy Value by the amount withdrawn. Amounts withdrawn in excess of the Surrender Charge--Free amount will reduce the Policy Value by an amount equal to:

                                   X - Y + Z

X= Excess Partial Withdrawal = Requested withdrawal less Surrender Charge-- Free amount

A= Amount of Partial Withdrawal which is subject to Excess Interest Adjustment = Requested withdrawal-EIA--Free Amount, where EIA--Free Amount = Cumulative interest credited at time of, but prior to, withdrawal.

Y= Excess Interest Adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.

Z=  Surrender Charge on X minus Y.

EXAMPLE 3 (PARTIAL WITHDRAWAL, RATES INCREASE BY 1%):

Single Premium:                             $50,000
Guarantee Period:                           5 Years
Guarantee Rate:                             5.50% per annum
Partial Surrender:                          $30,000; Middle of Contract Year 3
Policy Value at middle of Policy Year 3     = 50,000* (1.055) ^ 2.5 = 57,161.18
Surrender Charge Free Amount at middle of   = 57,161.18* .30 = 17,148.35
 Policy Year 3
EIA Free Amount at middle of Policy Year 3  = 57,161.18 - 50,000 = 7,161.18
Excess Interest Adjustment/Surrender
 Charge

 X=  30,000 - 17,148.35 = 12,851.65

 A=  30,000 - 7,161.18 = 22,838.82

 G=  .055

 C=  .065

 M=  30

 Y=  22,838.82* (.055 - .065)* (30/12) = - 570.97

 Z=  .06* [12,851.65 - (- 570.97)] = 805.36

Reduction to Policy Value due to Surrender
 Charge--Free Withdrawal                    = 17,148.35
Reduction to Policy Value due to Excess     = X - Y + Z
 Withdrawal                                 = 12,851.65 - (- 570.97) + 805.36
                                            = 14,227.98


Policy Value after withdrawal at middle  = 57,161.18 - [17,148.35 + 14,227.98]
 of Policy Year 3                        = 57,161.18 - [17,148.35 + 12,851.65
                                          - (-570.97) + 805.36]
                                         = 57,161.18 - [30,000 - (-570.97)
                                          + 805.36]
                                         = 57,161.18 - 31,376.33 = 25,784.85

EXAMPLE 4 (PARTIAL WITHDRAWAL, RATES DECREASE BY 1%):

Single Premium:                            $50,000
Guarantee Period:                          5 Years
Guarantee Rate:                            5.50% per annum
Partial Surrender:                         $30,000; Middle of Contract Year 3
Policy Value at middle of Policy Year 3    = 50,000* (1.055)^ ^ 2.5 = 57,161.18
Surrender Charge Free Amount at middle of  = 57,161.18* .30 = 17,148.35
 Policy Year 3
EIA Free Amount at middle of Policy Year   = 57,161.18 - 50,000 = 7,161.18
 3

Excess Interest Adjustment/Surrender Charge

 X=  30,000 - 17,148.35 = 12,851.65

 A=  30,000 - 7,161.18 = 22,838.82

 G=  .055

 C=  .045

 M=  30

 Y=  22,838.82* (.055 - .045)* (30/12) = 570.97

 Z=  .06* [12,851.65 - (570.97)] = 736.84

Reduction to Policy Value due to
 Surrender Charge--Free Withdrawal       = 17,148.35
Reduction to Policy Value due to Excess  = X - Y + Z
 Withdrawal                              = 12,851.65 - (570.97) + 736.84
                                         = 13,017.52
Policy Value after withdrawal at middle  = 57,161.18 - [17,148.35 + 13,017.52]
 of Policy Year 3                        = 57,161.18 - [17,148.35 + 12,851.65
                                          - (570.97) + 736.84]
                                         = 57,161.18 - [30,000 - (570.97)
                                          + 736.84]
                                         = 57,161.18 - 30,165.87 = 26,995.31

                      STATEMENT OF ADDITIONAL INFORMATION

             FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY
                                ISSUED THROUGH
                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                  Offered by

                          PFL LIFE INSURANCE COMPANY

                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Flexible Premium Individual Deferred Variable Annuity (the "Policy") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The Prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND THE FLEXIBLE PREMIUM INDIVIDUAL DEFERRED VARIABLE ANNUITY.

Dated: May 1, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Policy--General Provisions.............................................   3
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Policy Values After the Annuity Commencement Date........   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Non-Participating........................................................   4
Federal Tax Matters........................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of PFL..........................................................   6
Investment Experience......................................................   6
Historical Performance Data................................................  10
  Money Market Yields......................................................  10
  Other Subaccount Yields..................................................  11
  Total Returns............................................................  11
  Other Performance Data...................................................  12
  Adjusted Historical Fund Performance Data................................  12
State Regulation of PFL....................................................  12
Administration.............................................................  13
Records and Reports........................................................  13
Distribution of the Policies...............................................  13
Other Products.............................................................  13
Custody of Assets..........................................................  13
Legal Matters..............................................................  13
Independent Auditors.......................................................  14
Other Information..........................................................  14
Financial Statements.......................................................  14

  In order to supplement the description in the Prospectus, the following provides additional information about PFL and the Policy which may be of interest to a prospective purchaser.

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to the Owner upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the Policy; (2) surrender the Policy; (3) amend or modify the Policy with PFL's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of the Owner's spouse in a community or marital property state.

  A Successor Owner can be named in the Policy application or in a Written Notice. The Successor Owner will become the new Owner upon the Owner's death, if the Owner predeceases the Annuitant. If no Successor Owner survives the Owner and the Owner predeceases the Annuitant, the Owner's estate will become the Owner.

  The Owner may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to the Owner's spouse) because the Owner dies before the Annuitant, the Adjusted Policy Value generally must be distributed to the Successor Owner within five years of the Owner's death, or if the first payment begins within one year of the Owner's death, payments must be made for a period certain which does not exceed that Successor Owner's life expectancy.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application constitute the entire contract between PFL and the Owner. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account in respect of a surrender, the Death Benefit or the death of the Owner of a Nonqualified Policy generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that PFL may be permitted to defer such payment from the Mutual Fund Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Owners. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. See p. 27 of the Policy Prospectus.

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant has been misstated, PFL will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant may be established at any time by the submission of proof satisfactory to PFL.

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Owner may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account then credited to a Policy into an equal value of Annuity Units of one or more other Subaccounts of the Mutual Fund Account, or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the Account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Account or Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in an Account or Subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to PFL's Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Policy Value may be made in any given Policy Year.

  After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Mutual Fund Account.

ASSIGNMENT

  During the lifetime of the Annuitant the Owner may assign any rights or benefits provided by a Nonqualified Policy. An assignment will not be binding on PFL until a copy has been filed at its Administrative and Service Office. The rights and benefits of the Owner and Beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

  Unless the Owner so directs by filing Written Notice with PFL, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

  Ownership under Qualified Policies is restricted to comply with the Internal Revenue Code.

EVIDENCE OF SURVIVAL

  PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING

  The Policy will not share in PFL's surplus earnings; no dividends will be paid.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg.
(S) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Mutual Fund Account. The Mutual Fund Account, through the Underlying Funds and their Portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Policy that require the Underlying Funds and their Portfolios to be operated in compliance with the Treasury regulations.

  Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS state in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

  The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Policy has the choice of one or more Subaccounts in which to allocate premiums and Policy Values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the Mutual Fund Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings with the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the Mutual Fund Account.

  Distribution Requirements. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of the Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owners death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. However, if such Owner's death occurs prior to the Annuity Commencement Death, and such Owner's surviving spouse is named beneficiary, then the Policy may be continued with the surviving spouse as the new Owner. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the Death of the Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

TAXATION OF PFL

  PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the Mutual Fund Account, PFL may make a charge to the Mutual Fund Account.

                             INVESTMENT EXPERIENCE

  A "Net Investment Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Subaccount of the Mutual Fund Account, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative and Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1.000000 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's Administrative and Service Office are open for business.

  An index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Owner bears this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by PFL to have resulted from the investment operations of the Subaccount;

    (b) the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and

    (c) is the charge for mortality and expense risk during the Valuation Period (equal on an annual basis to 1.10% for the Return of Premium Death Benefit and 1.25% for both the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit) of the daily net asset value of the Subaccount, plus the .15% administrative charge for all three Death Benefit Options.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

                   FORMULA AND ILLUSTRATION FOR DETERMINING
                           THE NET INVESTMENT FACTOR

            ASSUME EITHER THE 5% ANNUALLY COMPOUNDING DEATH BENEFIT
               OR THE ANNUAL STEP-UP DEATH BENEFIT IS IN EFFECT.

Investment Experience Factor = A + B - C - E
                           D

Where:
      A = The Net Asset Value of an Underlying Fund share as of the end of the current Valuation Period.
            Assume..........................................A = $11.57

      B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume...............................................B = 0

      C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume...............................................C = 0

      D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume..........................................D = $11.40

      E = The daily deduction for Mortality and Expense Risk Fee and Administrative Charges, which totals 1.40% on an annual basis.
            On a daily basis............................ = .0000380909

Then, the Investment Experience Factor = 11.57 + 0 - 0 -
 .0000380909 = Z = 1.0148741898
                                    11.40

       FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

   Where:
      A = The Accumulation Unit Value for the immediately preceding Valuation Period.
            Assume.............................................. = $ X

      B =   The Net Investment Factor for the current Valuation Period.
            Assume................................................ = Y

Then, the Accumulation Unit Value = $ X * Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate. The value of a variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to
(a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value for that Subaccount on the immediately preceding Business Day;

    (b) is the net investment factor for that Subaccount for the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  The net investment factor for the Policy used to calculate the value of a variable Annuity Unit in each Subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

    (i) is the result of:

      (1) the net asset value of a fund share held in that Subaccount determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the valuation period; plus or minus

      (3) a per share charge or credit for any taxes reserved for, which PFL determines to have resulted from the investment operations of the Subaccount.

    (ii) is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding valuation period.

    (iii) is a factor representing the Mortality and Expense Risk Fee and Administrative Charge. This factor is equal, on an annual basis, to 1.25% (for Death Benefit Option A) or 1.40% (for Death Benefit Options B and C) of the daily net asset value of a fund share held in that Subaccount.

  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

          FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A * B * C

   Where:
      A =   Annuity Unit Value for the immediately preceding Valuation Period.
            Assume.............................................. = $ X

      B = Investment Experience Factor for the Valuation Period for which the Annuity Unit Value is being calculated.
            Assume................................................ = Y

      C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
            Assume................................................ = Z

Then, the Annuity Unit Value is: $ X * Y * Z = $ Q

        FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY
                            VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment = A * B
                               $1,000

   Where:
      A =   The Policy Value as of the Annuity Commencement Date.
            Assume.............................................. = $ X

      B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
            Assume.............................................. = $ Y

Then, the first Monthly Variable Annuity Payment = $ X * $ Y = $ Z
                                         1,000

         FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY
           UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT


Number of Annuity Units = A
                     B

   Where:
      A =   The dollar amount of the first monthly Variable Annuity Payment.
            Assume.............................................. = $ X

      B = The Annuity Unit Value for the Valuation Date on which the first monthly payment is due.
            Assume.............................................. = $ Y

Then, the number of Annuity Units = $ X = Z
                            $ Y

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

  PFL may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the Administrative Charges; and (ii) the Mortality and Expense Risk Fee. Current Yield will be calculated according to the following formula:

                Current Yield = ((NCS - ES)/UV) ^ (365/7)

Where:

NCS
   = The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES = Per unit expenses of the Subaccount for the 7-day period.

UV = The unit value on the first day of the 7-day period.

  Because of the charges and deductions imposed under a Policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 6% to 0% of the amount of Premium Payments withdrawn based on the number of years since the Premium Payment was made. However, Surrender Charges will not be assessed after the tenth Policy Year.

  PFL may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

        Effective Yield = (1 + ((NCS - ES)/UV)) /3//6//5///7/ - 1

Where:

NCS
   = The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES = Per unit expenses of the Subaccount for the 7-day period.

UV = The unit value on the first day of the 7-day period.

  The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses.

OTHER SUBACCOUNT YIELDS

  PFL may from time to time advertise or disclose the current annualized yield of one or more of the Subaccounts of the Mutual Fund Account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the Subaccount include (i) the Administrative Charge and (ii) the Mortality and Expense Risk Fee. The 30-day yield is calculated according to the following formula:

             Yield = 2 X ((((NI - ES)/(U /\ UV)) + 1)/6/ - 1)

Where:

NI = Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES = Expenses of the Subaccount for the 30-day period.

U  = The average number of units outstanding.

UV = The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Subaccount of the Mutual Fund Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes or Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 6% to 0% of the amount of Premium Payments withdrawn based on the number of years since the Premium Payment was made. However, Surrender Charges will not be assessed after the tenth Policy Year.

  The yield on amounts held in the Subaccounts of the Mutual Fund Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  PFL may from time to time also advertise or disclose total returns for one or more of the Subaccounts of the Mutual Fund Account for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which PFL calculates on each Business Day based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Fee and the Administrative Charges. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                                P(1 + T)N = ERV

Where:
    T        = The average annual total return net of Subaccount recurring charges.

    ERV      = The ending redeemable value of the hypothetical account at the end of the period.

    P        = A hypothetical initial payment of $1,000.

    N        = The number of years in the period.

OTHER PERFORMANCE DATA

  PFL may from time to time also disclose average annual total returns in a nonstandard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the Surrender Charge percentage will be assumed to be 0%.

  PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Surrender Charge percentage will be 0%.

                               CTR = (ERV/P) - 1

Where:
    CTR      = The cumulative total return net of Subaccount recurring charges for the period.

    ERV      = The ending redeemable value of the hypothetical investment at the end of the period.

    P        = A hypothetical initial payment of $1,000.

  All nonstandard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

ADJUSTED HISTORICAL FUND PERFORMANCE DATA

  From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Mutual Fund Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts.

                            STATE REGULATION OF PFL

  PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

  PFL performs administrative services for the Policies. These services include issuance of the Policies, maintenance of records concerning the Policies, and certain valuation services.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and PFL does not anticipate discontinuing the offering of the Policies. However, PFL reserves the right to discontinue the offering of the Policies.

  AFSG Securities Corporation, an affiliate of PFL, is be the principal underwriter of the Policies. AFSG Securities Corporation may enter into agreements with broker-dealers for the distribution of the Policies.

                              OTHER PRODUCTS

  PFL makes other variable annuity policies available that may also be funded through the Mutual Fund Account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

The assets of each of the Subaccounts of the Mutual Fund Account are held by PFL. The assets of each of the Subaccounts of the Mutual Fund Account are segregated and held separate and apart from the assets of the other Subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Subaccounts. Additional protection for the assets of the Mutual Fund Account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to PFL by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

  The Financial Statements of PFL as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the Financial Statements of the PFL Retirement Builder Variable Annuity Account at December 31, 1997, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Owners in the Mutual Fund Account will be affected solely by the investment results of the selected Subaccount(s). The Financial Statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                          PFL LIFE INSURANCE COMPANY

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                          PFL Life Insurance Company

                     Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  9

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors



The Board of Directors
PFL Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ Ernst & Young LLP

February 27, 1998

                          PFL Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                   DECEMBER 31
                                                               1997            1996
                                                        --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $   23,939      $   50,737
 Bonds                                                         4,913,144       4,773,433
 Stocks:
  Preferred                                                        2,750           3,097
  Common (cost:  1997 - $33,058; 1996 - $23,212)                  42,345          32,038
  Affiliated entities (cost:  1997 - $10,798; 1996 -
   $14,893)                                                        8,031           6,934

 Mortgage loans on real estate                                   935,207         911,705
 Real estate, at cost less accumulated depreciation
  ($8,655 in 1997; $11,338 in 1996):
  Home office properties                                           8,283          10,372
  Properties acquired in satisfaction of debt                     11,814          12,260
  Investment properties                                           36,416          35,922
 Policy loans                                                     57,136          54,214
 Other invested assets                                            29,864          16,343
                                                        --------------------------------
Total cash and invested assets                                 6,068,929       5,907,055

Premiums deferred and uncollected                                 16,101          16,345
Accrued investment income                                         69,662          70,401
Short-term notes receivable from affiliate                            --          53,900
Federal income taxes recoverable                                      --           4,018
Transfers from separate accounts                                  60,193          38,528
Other assets                                                      37,624          31,215
Separate account assets                                        2,517,365       1,844,515
                                                        --------------------------------
Total admitted assets                                         $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1997            1996
                                                           -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $  884,018      $  736,100
  Annuity                                                      4,204,125       4,408,419
  Accident and health                                            169,328         139,269
 Policy and contract claim reserves:
  Life                                                             8,635           7,369
  Accident and health                                             57,713          66,988
 Other policyholders' funds                                      143,831         126,672
 Remittances and items not allocated                             153,745          64,064
 Asset valuation reserve                                          69,825          54,851
 Interest maintenance reserve                                     30,287          23,745
 Federal income taxes payable                                      1,889              --
 Short-term notes payable to affiliates                           16,400              --
 Other liabilities                                                75,070          70,663
 Payable to affiliates                                            13,240           4,975
 Separate account liabilities                                  2,512,406       1,844,515
                                                        --------------------------------
Total liabilities                                              8,340,512       7,547,630

Commitments and contingencies

Capital and surplus:
 Common stock, $10 par value, 500 shares authorized,
  266 issued and outstanding                                       2,660           2,660

 Paid-in surplus                                                 154,282         154,129
 Unassigned surplus                                              272,420         261,558
                                                        --------------------------------
Total capital and surplus                                        429,362         418,347
                                                        --------------------------------
Total liabilities and capital and surplus                     $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                          PFL Life Insurance Company

                   Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                           --------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  202,435           $  204,872           $  114,704
  Annuity                                                         657,695              725,966              921,452
  Accident and health                                             207,982              227,862              232,738
 Net investment income                                            446,424              428,337              392,685
 Amortization of interest maintenance reserve                       3,645                2,434                4,341
 Commissions and expense allowances on reinsurance
  ceded                                                            49,859               73,931               77,071
                                                           --------------------------------------------------------
                                                                1,568,040            1,663,402            1,742,991
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                           146,583              147,024              146,346
  Surrender benefits                                              658,071              512,810              498,626
  Other benefits                                                  126,495              101,288               88,607
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           149,575              140,126               50,071
   Annuity                                                       (203,139)             188,002              528,330
   Accident and health                                             30,059               26,790               17,694
   Other                                                           16,998               19,969               16,017
                                                           --------------------------------------------------------
                                                                  924,642            1,136,009            1,345,691
 Insurance expenses:
  Commissions                                                     157,300              177,466              200,706
  General insurance expenses                                       57,571               57,282               57,623
  Taxes, licenses and fees                                          8,715               13,889               15,700
  Net transfers to separate accounts                              297,480              171,785               42,981
  Other expenses                                                      119                  526                  760
                                                           --------------------------------------------------------
                                                                  521,185              420,948              317,770
                                                           --------------------------------------------------------
                                                                1,445,827            1,556,957            1,663,461
                                                           --------------------------------------------------------

Gain from operations before federal income taxes and
 net realized capital gains (losses) on investments               122,213              106,445               79,530

Federal income tax expense                                         43,381               41,177               33,335
                                                           --------------------------------------------------------

Gain from operations before net realized capital
 gains (losses) on investments                                     78,832               65,268               46,195


Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts
 transferred to interest maintenance reserve)                       7,159               (3,503)             (18,096)

                                                           --------------------------------------------------------
Net income                                                     $   85,991           $   61,765           $   28,099
                                                           ========================================================

See accompanying notes.

                          PFL Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                                                       TOTAL CAPITAL
                                                   COMMON STOCK        PAID-IN         UNASSIGNED       AND SURPLUS
                                                                       SURPLUS          SURPLUS

                                                 ---------------------------------------------------------------------
Balance at January 1, 1995                                 $2,660         $114,129         $211,552          $328,341
 Capital contribution                                           -           40,000                -            40,000
 Net income for 1995                                            -                -           28,099            28,099
 Net unrealized capital losses                                  -                -           (7,574)           (7,574)
 Decrease in non-admitted assets                                -                -               50                50
 Increase in asset valuation reserve                            -                -           (5,946)           (5,946)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -               35                35
 Cancellation of reinsurance agreement                          -                -              585               585
 Amendment of reinsurance agreement                             -                -              419               419
 Transfer of subsidiary investment to
  stockholder                                                   -                -           (3,250)           (3,250)
 Change in reserve valuation methodology                        -                -             (501)             (501)
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (2,730)           (2,730)
                                                 ---------------------------------------------------------------------
Balance at December 31, 1995                                2,660          154,129          220,739           377,528
 Net income for 1996                                            -                -           61,765            61,765
 Net unrealized capital gains                                   -                -            2,351             2,351
 Increase in non-admitted assets                                -                -             (148)             (148)
 Increase in asset valuation reserve                            -                -          (10,930)          (10,930)
 Dividend to stockholder                                        -                -          (20,000)          (20,000)
 Prior period adjustment                                        -                -            5,025             5,025
 Surplus effect of sale of a division                           -                -             (384)             (384)
 Surplus effect of ceding commission
  associated with the sale of a division                        -                -               29                29
  Amendment of reinsurance agreement                            -                -              421               421
 Decrease in liability for reinsurance in
  unauthorized companies                                        -                -            2,690             2,690
                                                 ---------------------------------------------------------------------
Balance at December 31, 1996                                2,660          154,129          261,558           418,347
 Capital contribution                                           -              153                -               153
 Net income for 1997                                            -                -           85,991            85,991
 Net unrealized capital gains                                   -                -            3,592             3,592
 Increase in non-admitted assets                                -                -             (481)             (481)
 Increase in asset valuation reserve                            -                -          (14,974)          (14,974)
 Dividend to stockholder                                        -                -          (62,000)          (62,000)
 Surplus effect of sale of a division                           -                -             (161)             (161)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -                5                 5
 Surplus effect of amendment of reinsurance                     -                -              389               389
  agreement
 Surplus effect of reinsurance agreement                        -                -              402               402
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (1,901)           (1,901)
                                                ---------------------------------------------------------------------
Balance at December 31, 1997                               $2,660         $154,282         $272,420          $429,362
                                                =====================================================================

See accompanying notes.

                          PFL Life Insurance Company

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                     --------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,119,936          $ 1,240,748          $ 1,353,407
Net investment income                                             452,091              431,456              398,051
Life and accident and health claims                              (154,383)            (147,556)            (140,798)
Surrender benefits and other fund withdrawals                    (658,071)            (512,810)            (498,626)
Other benefits to policyholders                                  (126,462)            (101,254)             (88,519)
Commissions, other expenses and other taxes                      (225,042)            (248,321)            (278,241)
Net transfers to separate accounts                               (319,146)            (210,312)             (42,981)
Federal income taxes, excluding tax on capital gains              (47,909)             (35,551)             (32,905)
Cash paid in conjunction with an amendment of a
 reinsurance agreement                                             (4,826)              (5,812)
Repayment of intercompany notes and receivables, net                    -                    -              (48,070)
Cash received in connection with a reinsurance
 agreement                                                          1,477                    -                    -

Other, net                                                         89,693              (41,677)              62,345
                                                     --------------------------------------------------------------
Net cash provided by operating activities                         127,358              368,911              683,663

INVESTING ACTIVITIES
Proceeds from investment sold, matured or repaid:
 Bonds and preferred stocks                                     3,284,095            2,112,831            1,757,229
 Common stocks                                                     34,004               27,214               20,338
 Mortgage loans on real estate                                    138,162               74,351               36,550
 Real estate                                                        6,897               18,077               23,203
 Cash received from ceding commissions associated
  with the sale of a division                                           8                   45                   55
 Other                                                             57,683               22,568                8,258
                                                     --------------------------------------------------------------
                                                                3,520,849            2,255,086            1,845,633

Cost of investments acquired:
 Bonds and preferred stocks                                    (3,411,442)          (2,270,105)          (2,294,195)
 Common stocks                                                    (37,339)             (29,799)             (23,284)
 Mortgage loans on real estate                                   (159,577)            (324,381)            (192,292)
 Real estate                                                       (2,013)                (222)             (10,188)
 Policy loans                                                      (2,922)              (1,539)                (877)
 Cash paid in association with the sale of a division                   -                 (539)                   -
 Cash paid in conjunction with sales of a division                   (591)                (123)                   -
 Other                                                            (15,674)              (6,404)              (2,670)
                                                     --------------------------------------------------------------
                                                               (3,629,558)          (2,633,112)          (2,523,506)
                                                     --------------------------------------------------------------
Net cash used in investing activities                            (108,709)            (378,026)            (677,873)

                          PFL Life Insurance Company

                            (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                              1997                1996               1995
                                                     -----------------------------------------------------------

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable           $     16,400       $           -        $     40,000
Capital contribution                                                 153                   -                   -
Dividends to stockholder                                         (62,000)            (20,000)                  -
                                                     -----------------------------------------------------------
Net cash provided by (used in) financing activities              (45,447)            (20,000)             40,000
                                                     -----------------------------------------------------------
Increase (decrease) in cash and short-term
 investments                                                     (26,798)            (29,115)             45,790

Cash and short-term investments at beginning of year              50,737              79,852              34,062
                                                     -----------------------------------------------------------
Cash and short-term investments at end of year              $     23,939       $      50,737        $     79,852
                                                     ===========================================================


See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2-1/2% each year (primarily group health business). As a result, the Company transferred $4,303 in assets and liabilities of $4,467 during 1995. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, were charged directly to unassigned surplus. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. In 1997, the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 was credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

NATURE OF BUSINESS

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid;

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which includes shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $177, $1,541 and $2,272, respectively, with respect to such practices.

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest-rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreements is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $281,095, $227,864 and $133,386 in 1997, 1996 and 1995, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

                          PFL Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                        DECEMBER 31
                                           1997                             1996
                               ------------------------------   ------------------------------
                                   CARRYING                         Carrying
                                     VALUE       FAIR VALUE           Value       FAIR VALUE
                               ------------------------------   ------------------------------
 ADMITTED ASSETS
 Bonds                              $4,913,144     $5,046,527        $4,773,433     $4,867,770
 Preferred stocks                        2,750          8,029             3,097          7,133
 Common stocks                          42,345         42,345            32,038         32,038
 Affiliated common stock                 8,031          8,031             6,934          6,934
 Mortgage loans on real estate         935,207        983,720           911,705        922,010
 Policy loans                           57,136         57,136            54,214         54,214
 Cash and short-term
  investments                           23,939         23,939            50,737         50,737

 Interest rate cap                       5,618          1,513             6,797          6,975
 Interest rate swaps                         -          2,546                 -              -
 Separate account assets             2,517,365      2,517,365         1,844,515      1,844,515

 LIABILITIES
 Investment contract liabilities     4,345,181      4,283,461         4,532,568      4,398,630
 Separate account liabilities        2,452,205      2,452,205         1,803,057      1,803,057

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                      GROSS           GROSS       ESTIMATED
                                                    CARRYING        UNREALIZED     UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES          VALUE
                                              -----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies            $  188,241        $  2,562        $    (21)      $  190,782
  State, municipal and other government                61,532           2,584          (1,774)          62,342
  Public utilities                                    121,582           5,384          (2,952)         124,014
  Industrial and miscellaneous                      1,955,587          85,233          (7,752)       2,033,068
  Mortgage-backed securities                        2,586,202          55,382          (5,263)       2,636,321
                                             -----------------------------------------------------------------
                                                    4,913,144         151,145         (17,762)       5,046,527
 Preferred stocks                                       2,750           5,279               -            8,029
                                             -----------------------------------------------------------------
                                                   $4,915,894        $156,424        $(17,762)      $5,054,556
                                             =================================================================
DECEMBER 31, 1996
 Bonds:
  United States Government and agencies            $  136,450        $  3,301        $    180       $  139,571
  State, municipal and other government                59,644           1,906             177           61,373
  Public utilities                                    147,918           5,616           1,020          152,514
  Industrial and miscellaneous                      1,958,681          64,710           8,105        2,015,286
  Mortgage-backed securities                        2,470,740          43,896          15,610        2,499,026
                                             -----------------------------------------------------------------
                                                    4,773,433         119,429          25,092        4,867,770
 Preferred stocks                                       3,097           4,036               -            7,133
                                             -----------------------------------------------------------------
                                                   $4,776,530        $123,465        $ 25,092       $4,874,903
                                             =================================================================

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               CARRYING      ESTIMATED
                                                                 VALUE       FAIR VALUE
                                                             ----------------------------
 Due in one year or less                                       $  132,834      $  133,608
 Due after one year through five years                          1,036,862       1,066,474
 Due after five years through ten years                           886,542         915,229
 Due after ten years                                              270,704         294,895
                                                             ----------------------------
                                                                2,326,942       2,410,206
 Mortgage and other asset-backed securities                     2,586,202       2,636,321
                                                             ----------------------------
                                                               $4,913,144      $5,046,527
                                                             ============================

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                             YEAR ENDED DECEMBER 31
                                        1997          1996          1995
                                      --------------------------------------
 Interest on bonds and notes            $373,496      $364,356      $342,182
 Dividends on equity investments           1,460         1,436         1,822
 Interest on mortgage loans               80,266        69,418        52,702
 Rental income on real estate              7,501         9,526        10,443
 Interest on policy loans                  3,400         3,273         3,112
 Other investment income                     613         1,799         1,803
                                      --------------------------------------

 Gross investment income                 466,736       449,808       412,064

 Investment expenses                      20,312        21,471        19,379
                                      --------------------------------------
 Net investment income                  $446,424      $428,337      $392,685
                                      ======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31
                                       1997             1996             1995
                                   ----------------------------------------------
 Proceeds                             $3,284,095       $2,112,831      $1,757,229
                                   ==============================================


 Gross realized gains                 $   30,094       $   19,876      $   19,721
 Gross realized losses                   (17,265)         (19,634)        (34,399)
                                   ----------------------------------------------
 Net realized gains (losses)          $   12,829       $      242      $  (14,678)
                                   ==============================================

At December 31, 1997, investments with an aggregate carrying value of $5,944,376 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                            REALIZED
                                             ---------------------------------------
                                                     YEAR ENDED DECEMBER 31
                                                1997           1996          1995
                                             ---------------------------------------

 Debt securities                                $ 12,829       $   242      $(14,678)
 Short-term investments                              (19)         (197)           24
 Equity securities                                 6,972         1,798           504
 Mortgage loans on real estate                     2,252        (5,530)       (1,053)
 Real estate                                       4,252         1,210        (1,908)
 Other invested assets                             1,632            12          (970)
                                             ---------------------------------------
                                                  27,918        (2,465)      (18,081)

 Tax effect                                      (10,572)       (1,235)        7,878
 Transfer to interest maintenance reserve        (10,187)          197        (7,891)
                                             ---------------------------------------
 Net realized gains (losses)                    $  7,159       $(3,503)     $(18,096)
                                             =======================================

                                                      CHANGE IN UNREALIZED
                                             ---------------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                1997          1996            1995
                                             ----------------------------------------
 Debt securities                                 $40,289     $(115,867)     $355,560
 Equity securities                                 5,653         2,929       (16,379)
                                             ----------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $45,942     $(112,938)     $339,181
                                             =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                           DECEMBER 31
                                                 1997          1996         1995
                                             ---------------------------------------
 Unrealized gains                                $10,356       $ 9,590      $ 6,833
 Unrealized losses                                (3,836)       (8,723)      (8,895)
                                             ---------------------------------------
 Net unrealized gains (losses)                   $ 6,520       $   867      $(2,062)
                                             =======================================

                                      19

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 7.32% to 8.62%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $237 were non-income producing for the previous twelve months. Accrued interest of $79 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1996 and 1995, mortgage loans of $13,163 and $1,644, respectively, were foreclosed and transferred to real estate. No mortgage loans were foreclosed during 1997. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $11,985 and $5,432, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      GEOGRAPHIC DISTRIBUTION                   PROPERTY TYPE DISTRIBUTION
--------------------------------------    --------------------------------------
                         DECEMBER 31                             DECEMBER 31
                        1997     1996                           1997     1996
                       ---------------                         ---------------
  South Atlantic         29%    26%        Retail                35%     37%
  Pacific                15     13         Office                31      34
  E. North Central       12     15         Apartment             14      14
  Mountain               10     10         Other                 14      12
  W. South Central        9     12         Industrial             6       3
  E. South Central        8      9
  Middle Atlantic         7      6
  W. North Central        6      6
  New England             4      3

At December 31, 1997, the Company had the following investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

        DESCRIPTION OF SECURITY OR ISSUER                   CARRYING VALUE
--------------------------------------------------      ----------------------
Bonds:
 Structured Asset Securities Corporation                        $66,650
 Countrywide Mortgage Backed Securities, Inc.                    94,918

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                              NOTIONAL AMOUNT
                                                             1997         1996
                                                          -----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed  pay floating                             $100,000      $      -
   Receive floating (uncapped) - pay floating (capped)       67,229             -
 Interest rate cap agreements                               500,000       500,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  1997           1996            1995
                                          --------------------------------------------------
 Direct premiums                              $1,312,446      $1,457,450      $1,591,531
 Reinsurance assumed                               2,038           1,796           2,356
 Reinsurance ceded                              (246,372)       (300,546)       (324,993)
                                          --------------------------------------------------
 Net premiums earned                          $1,068,112      $1,158,700      $1,268,894
                                          ==================================================

The Company received reinsurance recoveries in the amount of $183,638, $168,155 and $167,287 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $60,437 and $63,226, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $2,434,130 and $2,737,441, respectively.

At December 31, 1997, amounts recoverable from unauthorized reinsurers of $73,080 (1996 $73,434) and reserve credits for reinsurance ceded of $78,838 (1996 $55,035) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $117,686 at December 31, 1997 that can be drawn on for amounts that remain unpaid for more than 120 days.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)



5. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                             YEAR ENDED DECEMBER 31
                                                       1997           1996           1995
                                                 -------------------------------------------
 Computed tax at federal statutory rate (35%)         $42,775        $37,256       $27,835
 Tax reserve adjustment                                 2,004          2,211         2,405
 Excess tax depreciation                                 (392)          (384)         (365)
 Deferred acquisition costs  tax basis                  4,308          5,583         4,581
 Prior year over accrual                               (1,016)          (499)         (306)
 Dividend received deduction                             (941)          (454)          (56)
 Charitable contribution                                 (848)             -             -
 Other items  net                                      (2,509)        (2,536)         (759)
                                                 -------------------------------------------
 Federal income tax expense                           $43,381        $41,177       $33,335
                                                 ===========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.


6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .9% and 1.0% of ordinary life insurance in force at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                        DECEMBER 31
                                                         1997                                 1996
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                      $    8,912          0%            $   20,800             0%
 Subject to discretionary withdrawal at
  book value less surrender charge                755,300          8                794,881             9
 Subject to discretionary withdrawal at
  market value                                  2,454,845         27              1,803,057            20
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                  5,821,049         63              6,284,876            69
 Not subject to discretionary withdrawal
  provision                                       203,522          2                174,416             2
                                          -------------------------------      --------------------------------
                                                9,243,628        100%             9,078,030           100%
 Less reinsurance ceded                         2,372,495                         2,677,432
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                     $6,871,134                        $6,400,598
                                          ==================                   ==================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                      1997            1996              1995
                                                            ---------------------------------------------------
Transfers as reported in the summary of operations of the
 separate accounts statement:
  Transfers to separate accounts                                    $281,095         $227,864          $133,386
  Transfers from separate accounts                                     9,819           75,172           104,219
                                                            ---------------------------------------------------
 Net transfers to separate accounts                                  271,276          152,692            29,167

 Reconciling adjustments  charges for investment
  manage-ment, administration fees and contract guarantees            26,204           19,093            13,814
                                                            ---------------------------------------------------
 Transfers as reported in the summary of operations of the
  life, accident and health annual statement                        $297,480         $171,785          $ 42,981
                                                            ===================================================

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                      GROSS        LOADING         NET
                                                  ----------------------------------------
DECEMBER 31, 1997
Life and annuity:
  Ordinary direct first year business                $ 2,316         $1,698        $   618
  Ordinary direct renewal business                    22,724          6,834         15,890
  Group life direct business                           1,523            646            877
  Reinsurance ceded                                   (1,464)           (81)        (1,383)
                                                  ----------------------------------------
                                                      25,099          9,097         16,002
 Accident and health:
  Direct                                                 148              -            148
  Reinsurance ceded                                      (49)             -            (49)
                                                  ----------------------------------------
 Total accident and health                                99              -             99
                                                  ----------------------------------------
                                                     $25,198         $9,097        $16,101
                                                  ========================================

 DECEMBER 31, 1996
 Life and annuity:
  Ordinary direct first year business                $ 2,657         $1,865        $   792
  Ordinary direct renewal business                    23,307          7,180         16,127
  Group life direct business                           1,788          1,195            593
  Reinsurance ceded                                   (1,706)          (438)        (1,268)
                                                  ----------------------------------------
                                                      26,046          9,802         16,244
 Accident and health:
  Direct                                                 104              -            104
  Reinsurance ceded                                       (3)             -             (3)
                                                 -----------------------------------------
 Total accident and health                               101              -            101
                                                  ----------------------------------------
                                                     $26,147         $9,802        $16,345
                                                  ========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $69,271 and $69,251, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,128 and $1,252 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

The Company paid dividends to its parent of $62,000 and $20,000 in 1997 and 1996, respectively. No dividends were paid in 1995.


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $422, $1,056 and $942 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $226, $297 and $465 for the years ended December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $184 and $164 for the years ended December 31, 1997, 1996 and 1995, respectively.


9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $18,705, $17,028 and $14,214, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $1,188, $174 and $71, respectively, to affiliates.

During 1997 and 1995, the Company received capital contributions of $153 and $40,000, respectively, in cash from its parent.

At December 31, 1997, the Company has a $16,400 short-term note payable to an affiliate. Interest on this note accrues at 5.6%.

                          PFL Life Insurance Company

                            (Dollars in thousands)



9.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note matured during 1996.

During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,700 and $21,774 and an offsetting premium tax benefit of $7,984 and $8,752 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(975), $2,617 and $5,859 for December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                          PFL Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                               AMOUNT AT WHICH
                                                                  MARKET         SHOWN IN THE
           TYPE OF INVESTMENT                   COST (1)           VALUE        BALANCE SHEET
-----------------------------------------------------------------------------------------------
 FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $1,325,817        $1,355,098       $1,325,817
 States, municipalities and political
  subdivisions                                    136,058           139,110          136,058
 Foreign governments                               51,407            51,154           51,407
 Public utilities                                 124,013           124,013          121,582
 All other corporate bonds                      3,275,849         3,377,152        3,278,280
Redeemable preferred stock                          2,750             8,029            2,750
                                           ----------------------------------------------------
Total fixed maturities                          4,915,894         5,054,556        4,915,894

EQUITY SECURITIES
Common stocks:
 Banks, trust and insurance                         7,593             9,046            9,046
 Industrial, miscellaneous and all other           36,263            41,330           41,330
                                           ----------------------------------------------------
Total equity securities                            43,856            50,376           50,376

Mortgage loans on real estate                     935,207                            935,207
Real estate                                        44,699                             44,699
Real estate acquired in satisfaction of
 debt                                              11,814                             11,814
Policy loans                                       57,136                             57,136
Other long-term investments                        29,864                             29,864
Cash and short-term investments                    23,939                             23,939
                                           --------------                      ----------------
Total investments                              $6,062,409                         $6,068,929
                                           ==============                      ================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                          --------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                               $  882,003        $      -         $ 8,550
Individual health                                 62,033           9,207          12,821
Group life and health                             88,211          11,892          44,977
Annuity                                        4,204,125               -               -
                                          --------------------------------------------------
                                              $5,236,372         $21,099         $66,348
                                          ==================================================

YEAR ENDED DECEMBER 31, 1996
Individual life                               $  734,350        $      -         $ 7,240
Individual health                                 39,219           8,680          13,631
Group life and health                             78,418          14,702          53,486
Annuity                                        4,408,419               -               -
                                          --------------------------------------------------
                                              $5,260,406         $23,382         $74,357
                                          ==================================================

YEAR ENDED DECEMBER 31, 1995
Individual life                               $  594,274        $      -         $ 6,066
Individual health                                 24,225           7,768          11,863
Group life and health                             67,994          16,662          58,813
Annuity                                        4,220,274               -
                                          --------------------------------------------------
                                              $4,906,767        $ 24,430         $76,742
                                          ==================================================

                    NET           BENEFITS, CLAIMS          OTHER
   PREMIUM       INVESTMENT     LOSSES AND SETTLEMENT     OPERATING        PREMIUMS
   REVENUE        INCOME*             EXPENSES             EXPENSES*       WRITTEN
----------------------------------------------------------------------------------------
$   200,175     $ 75,914           $  211,921             $ 36,185                 -
     63,548        5,934               37,706               29,216          $ 63,383
    146,694       11,888              103,581               91,568           143,580
    657,695      352,688              571,434              364,216                 -
----------------------------------------------------------------------
$ 1,068,112     $446,424           $  924,642             $521,185
======================================================================

$   202,082     $ 66,538           $  197,526             $ 38,067                 -
     55,871        5,263               32,903               29,511          $ 55,678
    174,781       12,877              105,459              122,953           171,320
    725,966      343,659              800,121              230,417                 -
----------------------------------------------------------------------
$ 1,158,700     $428,337           $1,136,009             $420,948
======================================================================

$   111,918     $ 49,929           $   97,065             $ 37,933                 -
     47,692        4,091               25,793               26,033          $ 47,690
    187,832       11,665              106,065              139,640           184,545
    921,452      327,000            1,116,768              114,164                 -
----------------------------------------------------------------------
$ 1,268,894     $392,685           $1,345,691             $317,770
======================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                              ASSUMED                     PERCENTAGE
                                             CEDED TO          FROM                       OF AMOUNT
                           GROSS              OTHER            OTHER          NET          ASSUMED
                           AMOUNT           COMPANIES         COMPANIES      AMOUNT        TO NET
                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997
Life insurance in force      $5,025,027       $420,519       $ 35,486     $4,639,994        .8%
                           =========================================================================
Premiums:
 Individual life             $  201,691      $   3,554       $  2,038     $  200,175       1.0%
 Individual health               73,593         10,045              -         63,548         -
 Group life and health          339,269        192,575              -        146,694         -
 Annuity                        697,893         40,198              -        657,695         -
                           -------------------------------------------------------------------------
                             $1,312,446      $ 246,372       $  2,038     $1,068,112        .2%
                           =========================================================================
YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $4,863,416       $477,112        $30,685     $4,416,989        .7%
                           =========================================================================
Premiums:
 Individual life             $  204,144       $  3,858        $ 1,796     $  202,082        .9%
 Individual health               68,699         12,828              -         55,871         -
 Group life and health          390,296        215,515              -        174,781         -
 Annuity                        794,311         68,345              -        725,966         -
                           -------------------------------------------------------------------------
                             $1,457,450       $300,546        $ 1,796     $1,158,700        .2%
                           =========================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $4,594,434       $468,811        $22,936     $4,148,559        .6%
                           =========================================================================
Premiums:
 Individual life             $  113,934       $  3,841        $ 1,825     $  111,918       1.6%
 Individual health               60,309         12,617              -         47,692         -
 Group life and health          408,097        220,265              -        187,832         -
 Annuity                      1,009,191         88,270            531        921,452       .05%
                           -------------------------------------------------------------------------
                             $1,591,531       $324,993        $ 2,356     $1,268,894        .2%
                           =========================================================================

PROSPECTUS__________________________________________________________MAY 1, 1998

                  RETIREMENT INCOME BUILDER VARIABLE ANNUITY

                                Issued Through

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                                      by

                          PFL LIFE INSURANCE COMPANY

  The Retirement Income Builder Variable Annuity Policy is a Flexible Premium Variable Annuity that is offered by PFL Life Insurance Company ("PFL"). You can use the Policy to accumulate funds for retirement or other long-term financial planning purposes. You are generally not taxed on any earnings on amounts you invest until you withdraw them or begin to receive Annuity Payments. The Policy is a "variable" annuity because the value of your investments can go up or down based on the performance of mutual fund portfolios that you select. It is a flexible premium policy because after you purchase it you can generally make additional investments of any amount of $50 or more, until the Annuity Commencement Date when PFL begins making Annuity Payments to you.

  You have several investment options to choose from offered through the Variable Insurance Products Fund ("VIP"), the Variable Insurance Products Fund II ("VIP II"), and the Variable Insurance Products Fund III ("VIP III") which are managed by Fidelity Management & Research Company (FMR). They include the following variable investment options:

    VIP Money Market     VIP II Investment Grade Bond      VIP III Balanced
     VIP High Income         VIP II Asset Manager      VIP III Growth & Income
    VIP Equity-Income    VIP II Asset Manager: Growth       VIP III Growth
       VIP Growth              VIP II Index 500             Opportunities
      VIP Overseas             VIP II Contrafund

  YOU AS THE OWNER OF THE POLICY, BEAR THE ENTIRE INVESTMENT RISK FOR ALL AMOUNTS THAT YOU ALLOCATE TO ANY OF THE MUTUAL FUNDS. THIS MEANS THAT YOU COULD LOSE THE AMOUNT THAT YOU INVEST. But if the mutual fund shares increase in value, then the value of your Policy will also increase.

  The Fixed Account is an additional investment option. If you invest in one of the alternatives available under the Fixed Account, then PFL guarantees to return your investment with interest at rates that PFL will declare from time to time.

  Of course, you can choose any combination of these investment options. You can also transfer amounts among these options (subject to some restrictions).

  LIKE ALL SECURITIES, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

  You should only purchase a Policy as a long-term investment. However, you do have access to all or some of the current cash value of your investments at any time before the Annuity Commencement Date. But, if you do withdraw cash from your Policy, there may be a surrender charge. You may also have to pay income taxes on some or all of the amount you withdraw, and if you are under age 59 1/2 there may also be a tax penalty. Finally, there may be an interest penalty if you make a premature withdrawal from the Fixed Account (this is called an "Excess Interest Adjustment," and it could also result in your earning extra interest). PFL has the right to postpone withdrawals from the Fixed Account.

  Prospectuses for the mutual fund portfolios are attached to the back of this prospectus. This prospectus and the mutual fund prospectuses give you vital information about the Policies and the mutual funds. Please read them carefully before you invest. Keep them for future reference.

  PLEASE NOTE THAT THE POLICIES AND THE MUTUAL FUNDS: ARE NOT BANK DEPOSITS, ARE NOT FEDERALLY INSURED, ARE NOT ENDORSED BY ANY BANK OR GOVERNMENT AGENCY AND ARE NOT GUARANTEED TO ACHIEVE THEIR GOAL.

  This Prospectus sets forth the information that a prospective purchaser should consider before purchasing a Policy. A Statement of Additional Information about the Policy and the Mutual Fund Account which has the same date as this Prospectus has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. The Statement of Additional Information is available at no cost to any person requesting a copy by writing PFL at the Administrative and Service Office or by calling 1-800-525-6205. The table of contents of the Statement of Additional Information is included at the end of this Prospectus.

  This Prospectus and the Statement of Additional Information generally describe only the Policies and the Mutual Fund Account, except when the Fixed Account is specifically mentioned.

                      Administrative and Service Office:
            Financial Markets Division--Variable Annuity Department
                          PFL Life Insurance Company
                           4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                  Please Read This Prospectus Carefully.

                      Keep It For Future Reference.

  THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO DEALER, SALESPERSON OR OTHER PERSON IS AUTHORIZED TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON.

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
DEFINITIONS................................................................   5
SUMMARY OF THE POLICY......................................................   8
ANNUITY POLICY FEE TABLE...................................................  13
CONDENSED FINANCIAL INFORMATION............................................  19
FINANCIAL STATEMENTS.......................................................  20
HISTORICAL PERFORMANCE DATA................................................  20
  Standardized Performance Data............................................  20
    VIP Money Market Subaccount............................................  20
    Other Subaccounts......................................................  21
  Non-Standardized Performance Data........................................  22
    Adjusted Historical Performance Data...................................  24
PUBLISHED RATINGS..........................................................  26
PFL LIFE INSURANCE COMPANY.................................................  27
THE RETIREMENT BUILDER ACCOUNTS............................................  27
  The Mutual Fund Account..................................................  27
    The Underlying Funds...................................................  28
    Addition, Deletion, or Substitution of Investments.....................  30
  The Fixed Account........................................................  31
    Guaranteed Periods.....................................................  32
    Dollar Cost Averaging Fixed Account Option.............................  33
    Guaranteed Interest Rates..............................................  33
  Transfers................................................................  34
  Reinstatements...........................................................  35
  Telephone Transactions...................................................  35
  Dollar Cost Averaging (DCA)..............................................  36
  Asset Rebalancing........................................................  36
THE POLICY.................................................................  37
  Policy Application and Issuance of Policies--Premium Payments............  37
    Additional Premium Payments............................................  38
    Maximum Total Premium Payments.........................................  38
    Allocation of Premium Payments.........................................  38
    Payment Not Honored by Bank............................................  38
  Policy Value.............................................................  39
    The Mutual Fund Policy Value...........................................  39
  Adjusted Policy Value (APV)..............................................  39
  Amendments...............................................................  39
  Non-participating Policy.................................................  40
DISTRIBUTIONS UNDER THE POLICY.............................................  40
  Surrenders...............................................................  40
  Nursing Care and Terminal Condition Withdrawal Option....................  41
  Unemployment Waiver......................................................  42
  Excess Interest Adjustment (EIA).........................................  42
  Systematic Payout Option.................................................  42
  Annuity Payments.........................................................  43
    Annuity Commencement Date..............................................  43
    Election of Payment Option.............................................  44
    Premium Tax............................................................  44
    Supplementary Contract.................................................  44

                                                                            PAGE
                                                                            ----
  Annuity Payment Options..................................................  45
    Guaranteed Values......................................................  45
    Variable Payment Options...............................................  46
    Determination of the First Variable Payment............................  46
    Determination of Additional Variable Payments..........................  47
    Transfers..............................................................  47
    Tax Withholding........................................................  48
    Adjustment of Annuity Payments.........................................  48
  Death Benefit............................................................  48
    Death of Annuitant Prior to Annuity Commencement Date..................  48
    Adjusted Partial Withdrawal............................................  49
    Death On or After Annuity Commencement Date............................  50
    Beneficiary............................................................  50
  Death of Owner...........................................................  50
  Restrictions Under the Texas Optional Retirement Program.................  50
  Restrictions Under Section 403(b) Plans..................................  51
  Restrictions Under Qualified Policies....................................  51
CHARGES AND DEDUCTIONS.....................................................  51
  Surrender Charge.........................................................  51
  Mortality and Expense Risk Fee...........................................  52
  Administrative Charges...................................................  53
  Premium Taxes............................................................  53
  Federal, State and Local Taxes...........................................  53
  Transfer Fee.............................................................  53
  Other Expenses Including Investment Advisory Fees........................  54
  Employee and Agent Purchases.............................................  54
CERTAIN FEDERAL INCOME TAX CONSEQUENCES....................................  54
  Tax Status of the Policy.................................................  55
  Taxation of Annuities....................................................  55
DISTRIBUTOR OF THE POLICIES................................................  61
VOTING RIGHTS..............................................................  62
YEAR 2000 MATTERS..........................................................  63
LEGAL PROCEEDINGS..........................................................  63
STATEMENT OF ADDITIONAL INFORMATION........................................  64
APPENDIX A.................................................................  65

                                  DEFINITIONS

  Accumulation Unit--An accounting unit of measure used in calculating the Policy Value in the Mutual Fund Account before the Annuity Commencement Date.

  Adjusted Policy Value--An amount equal to the Policy Value increased or decreased by any Excess Interest Adjustments applied at the time of surrender or on the Annuity Commencement Date.

  Administrative and Service Office--Financial Markets Division Variable Annuity Department, 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

  Annuitant--The person entitled to receive Annuity Payments after the Annuity Commencement Date and during whose life any Annuity Payments involving life contingencies will continue.

  Annuity Commencement Date--The date upon which Annuity Payments are to commence. The Annuity Commencement Date may not be later than the last day of the policy month starting after the Annuitant attains age 85, except as expressly allowed by PFL, but in no event later than the last day of the Policy month following the month in which the Annuitant attains age 95. The Annuity Commencement Date may be required to be earlier for Qualified Policies.

  Annuity Payment Option or Payment Option--A method of receiving a stream of Annuity Payments selected by the Owner.

  Annuity Unit--An accounting unit of measure used in the calculation of the amount of the second and each subsequent Variable Annuity Payment.

  Beneficiary--The person who has the right to the death benefit set forth in the Policy.

  Business Day--A day when the New York Stock Exchange is open for business.

  Cash Value--The Adjusted Policy Value, less the Surrender Charge, if any.

  Code--The Internal Revenue Code of 1986, as amended.

  Cumulative Free Percentage--The percentage (as applied to the Policy Value) which is available to the Owner free of any Surrender Charge.

  Current Interest Rate--The interest rate or rates currently guaranteed to be credited on amounts allocated to one or more options in the Fixed Account. This interest rate will always be equal to or greater than 3%.

  Dollar Cost Averaging--The process by which the Owner may elect to liquidate a specified Dollar Cost Averaging Fixed Account Option in order to purchase Mutual Fund Account Accumulation Units on a systematic basis.

  Due Proof of Death--A certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to PFL, will constitute Due Proof of Death.

  Excess Interest Adjustment--A positive or negative adjustment to amounts withdrawn upon partial or full surrenders by the Owner from the Fixed Account Guaranteed Period Options, or to amounts applied to Annuity Payment Options. The adjustment reflects changes in the interest rates declared by PFL since the date any payment was received by or an amount was transferred to the Guaranteed Period Option. The Excess Interest Adjustment ("EIA") can either decrease or increase the amount to be received by the Owner upon full surrender or commencement of Annuity Payments, depending upon whether there has been an increase or decrease in interest rates, respectively.

  Excess Partial Withdrawal--The portion of a partial withdrawal (surrender) that can be subject to a Surrender Charge.

  Fixed Account--A group of Investment Options under the Policy, other than the Mutual Fund Account, that are part of the general assets of PFL that are not in separate accounts.

  Fixed Annuity Payments--Payments made pursuant to an Annuity Payment Option which do not fluctuate in amount.

  Guaranteed Period Options--The various guaranteed interest rate periods of the Fixed Account which may be offered by PFL and into which Premium Payments may be paid or amounts transferred.

  Investment Options--Any of the Guaranteed Period Options of the Fixed Account, the Dollar Cost Averaging Fixed Account Option, and any of the Subaccounts of the Mutual Fund Account.

  Mutual Fund Account--The PFL Retirement Builder Variable Annuity Account, a separate account established and registered as a unit investment trust under the Investment Company Act of 1940, (the "1940 Act"), as amended, to which Premium Payments under the Policies may be allocated.

  Nonqualified Policy--A Policy other than a Qualified Policy.

  Owner or Owners--The person who may exercise all rights and privileges under the Policy. The Owner during the lifetime of the Annuitant and prior to the Annuity Commencement Date is the person designated as the Owner or a Successor Owner in the application.

  Policy Anniversary--Each anniversary of the Policy Date.

  Policy Date--The Policy Date as shown on the Policy Data Page attached to the Policy.

  Policy Value--On or before the Annuity Commencement Date, the Policy Value is equal to the Owner's:

  (1) Premium Payments; minus

  (2) Partial Withdrawals (including any applicable Excess Interest Adjustments and/or Surrender Charges on such withdrawals); plus

  (3) interest credited in the Fixed Account; plus

  (4) accumulated gains or losses in the Mutual Fund Account; minus

  (5) Service Charges, premium taxes and transfer fees, if any.

  Policy Year--A Policy Year begins on the Policy Date and on each Policy Anniversary.

  Premium Payment--An amount paid to PFL by the Owner or on the Owner's behalf as consideration for the benefits provided by the Policy.

  Qualified Policy--A Policy issued in connection with retirement plans that qualify for special Federal income tax treatment under the Code.

  Service Charge--There is an annual Service Charge on each Policy Anniversary (and a charge at the time of surrender during any Policy Year) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $30.

  Subaccount--A subdivision within the Mutual Fund Account, the assets of which are invested in a specified Portfolio of the Underlying Funds.

  Successor Owner--A person appointed by the Owner to succeed to ownership of the Policy in the event of the death of the Owner who is not the Annuitant before the Annuity Commencement Date.

  Surrender Charge--The applicable contingent deferred sales charge, assessed on certain full surrenders or partial withdrawals of Premium Payments to cover expenses relating to the sale of the Policies.

  Underlying Funds--The portfolios of the Variable Insurance Products Fund ("VIP"), the Variable Insurance Products Fund II ("VIP II"), and the Variable Insurance Products Fund III ("VIP III"), managed by Fidelity Management & Research Company.

  Valuation Period--The period of time from one determination of Accumulation Unit and Annuity Unit values to the next subsequent determination of values. Such determinations shall be made on each Business Day.

  Variable Annuity Payments--Payments made pursuant to an Annuity Payment Option which fluctuate as to dollar amount or payment term in relation to the investment performance of the specified Subaccounts within the Mutual Fund Account.

  Written Notice or Written Request--Written notice, signed by the Owner, that gives PFL the information it requires and is received at the Administrative and Service Office. For some transactions, PFL may accept an electronic notice such as telephone instructions. Such electronic notice must meet the requirements PFL establishes for such notices.

                          SUMMARY OF THE POLICY

  The following summary is intended to provide a brief overview of the Policy. More detailed information can be found in the sections of this Prospectus that follow, all of which should be read in their entirety.

THE POLICY

  The Retirement Income Builder Variable Annuity is a tax-deferred flexible premium variable annuity policy which can be purchased on a non-tax qualified basis or with the proceeds from certain plans qualifying for favorable federal income tax treatment. The Policy provides the Owner with the ability to accumulate funds on a tax-deferred basis and to receive periodic annuity payments on a variable basis, a fixed basis, or a combination of both. The Owner allocates the Premium Payments among the various options available under the Mutual Fund Account and the Fixed Account. The Policy is intended for long-term purposes, such as retirement, and for persons who have maximized their use of other retirement savings methods, such as 401(k) plans and individual retirement accounts ("IRAs").

THE ACCOUNTS

  The Mutual Fund Account. The Mutual Fund Account is a separate account of PFL, which has dedicated a number of subaccounts to the Policy that invest exclusively in shares of the designated portfolios of the VIP, the VIP II, and the VIP III (collectively, the "Underlying Funds"). Fidelity Management & Research Company ("FMR") provides investment advice and administrative services to the Underlying Funds.

  The Portfolios of the Underlying Funds currently offered are as follows:


   VIP Money Market        VIP II Investment Grade      VIP III Balanced
                                  Bond
   VIP High Income         VIP II Asset Manager        VIP III Growth & Income
  VIP Equity-Income         VIP II Asset Manager:          VIP III Growth
                                  Growth                   Opportunities
     VIP Growth              VIP II Index 500
    VIP Overseas           VIP II Contrafund


  Each of the Subaccounts of the Mutual Fund Account invests solely in a corresponding Portfolio of the Underlying Funds. Because the Policy Value may depend on the investment experience of the selected Subaccounts, the Owner bears the entire investment risk with respect to Premium Payments allocated to, and amounts transferred to, the Mutual Fund Account. (See "THE RETIREMENT BUILDER ACCOUNTS--The Mutual Fund Account," p. 27.)


  The Fixed Account. PFL guarantees an annual credited rate of at least 3% on Premium Payments and transfers to, less partial withdrawals and transfers from, the Fixed Account. Upon Surrender, PFL guarantees return of at least the Premium Payments made to, less prior Partial Withdrawals and transfers from, the Fixed Account. PFL will always offer a Current Interest Rate which will be guaranteed for at least one year from the date of the Premium Payment or transfer, although certain Dollar Cost Averaging programs may run for shorter periods. PFL may, in its sole discretion, declare a higher Current Interest Rate from time-to-time. PFL may offer optional guaranteed interest rate periods into which Premium Payments may be made or amounts transferred. PFL may also offer a Dollar Cost Averaging Fixed Account Option which will have a one-year interest rate guarantee and which will require automatic periodic transfers to the Mutual Fund Account. (See "THE RETIREMENT BUILDER ACCOUNTS--The Fixed Account," p. 31.)

PREMIUM PAYMENTS

  A Nonqualified or Qualified Policy may be purchased with an initial Premium Payment of at least $2,000, but there is no minimum initial Premium Payment required for a Policy purchased and used in connection with a tax deferred 403(b) Annuity. An Owner may make additional Premium Payments of at least $50 each at any time before the Annuity Commencement Date. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000. At the time of each Premium Payment no charges or fees are deducted, so the entire Premium Payment is invested immediately, subject to the restrictions below regarding the "Right to Cancel" period. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 51 and "CHARGES AND DEDUCTIONS--Premium Taxes," p. 53.)

  The Owner must allocate the initial Premium Payment among the Investment Options (that is, among the options available under the Fixed Account and/or the Subaccounts of the Mutual Fund Account) according to allocation percentages in the Policy application or transmittal form. Any allocation must be in whole percents, and the total allocation must equal 100%. However, any amounts allocated to Subaccounts of the Mutual Fund Account will be allocated entirely to the Money Market Subaccount of the Mutual Fund Account for the first 14 days after the date the Policy is issued or a longer period if the laws of the state where issued require more than a 10 day "right-to-cancel" period (See "Right to Cancel Period," below.) At the end of this period, the amount in the Money Market Subaccount will then be allocated to the Subaccount(s) of the Mutual Fund Account in accordance with the allocation percentages specified by the Owner. Allocations specified by the Owner will be used for Additional Premium Payments unless the Owner requests a change in allocation. Allocations for additional Premium Payments may be changed by sending Written Notice to PFL's Administrative and Service Office. (See "THE POLICY--Premium Payments," p. 37.)

RIGHT TO CANCEL PERIOD

  When the Owner receives the Policy, it should be reviewed carefully to make sure it is what the Owner intended to purchase. The Owner may, until the end of the period of time specified in the Policy (the Right to Cancel period), examine the Policy and return it for a refund. The applicable period will depend on the state in which the Policy is issued. In many states the period is 10 days after the Policy is delivered to the Owner. Some states may allow for a longer period to return the Policy. The amount of the refund will be the greater of the Premium Payments made under the Policy or the Policy Value. PFL will pay the refund within 7 days after it receives Written Notice of cancellation and the returned Policy. The Policy will then be deemed void.

TRANSFERS BEFORE THE ANNUITY COMMENCEMENT DATE

  An Owner can transfer values from one Subaccount to another within the Mutual Fund Account or from the Mutual Fund Account to the Fixed Account, or from the Fixed Account to the Mutual Fund Account within limits established by PFL. Transfers of Policy Values from any of the Guaranteed Period Options of the Fixed Account to any of the Subaccounts of the Mutual Fund Account are allowed only at the end of the applicable Guaranteed Periods, and will not be subject to an Excess Interest Adjustment at that time. The Owner may, however, transfer an amount equal to any or all of the interest credited in any of the Guaranteed Period Options to any Subaccount(s) of the Mutual Fund Account prior to the end of a specified Guaranteed Period. (See "THE RETIREMENT BUILDER ACCOUNTS-- Transfers," p. 34.) Any such "Interest Transfers" from a Guaranteed Period Option prior to the end of a Guaranteed Period will not be subject to any Excess Interest Adjustment. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 42.) Transfers from the Dollar Cost Averaging Fixed Account Option, except through a Dollar Cost Averaging program, are not allowed. (See "THE RETIREMENT BUILDER ACCOUNTS--Dollar Cost Averaging Fixed Account Option," p. 33.) Transfers currently may be made either by telephone or by sending Written Notice to PFL's Administrative and Service Office. (See "THE RETIREMENT BUILDER ACCOUNTS--Telephone Transactions," p. 35.)

  PFL reserves the right to impose a $10 fee for each transfer in excess of 12 transfers per Policy Year. At the present time, PFL does not charge for transfers. (See "THE RETIREMENT BUILDER ACCOUNTS--Transfers," p. 34.)

SURRENDERS

  The Owner may elect to surrender all or withdraw a portion of the Cash Value ($500 minimum) in exchange for a payment from PFL at any time prior to the earlier of the Annuitant's death or the Annuity Commencement Date. The Cash Value equals the Policy Value increased or decreased by any Excess Interest Adjustment, less any applicable Surrender Charge (described below). A surrender request must be made by Written Request, and a request for a partial withdrawal must specify the Subaccounts or Guaranteed Period Options from which the withdrawal is requested. There is currently no limit on the frequency or timing of Policy withdrawals, although for Qualified Policies the retirement plan or applicable law may restrict and/or penalize withdrawals. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 40.) In addition to any applicable Surrender Charge, Service Charge, Excess Interest Adjustment, and premium tax, surrenders and partial withdrawals may be subject to income taxes and a 10% Federal penalty tax.

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  In some states, if the Owner or Owner's spouse (Annuitant or Annuitant's spouse if the Owner is not a natural person): (1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement (generally, a life expectancy of twelve months or less), then the Surrender Charge and Excess Interest Adjustment (See "DISTRIBUTIONS UNDER THE POLICY-- Death

Benefit," p. 48.) are not imposed on surrenders or partial withdrawals. (Since this benefit may not be available in all states, see the Policy or endorsement for details.) (See DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 41.)

UNEMPLOYMENT WAIVER

  The Owner may withdraw all or a portion of the Policy Value free of Surrender Charges and free of Excess Interest Adjustments if the Owner or Owner's spouse (Annuitant or Annuitant's spouse, if the Owner is not a natural person) becomes unemployed. In order to qualify, the affected individual 1) must have been employed full time for at least two years prior to becoming unemployed, 2) must have been employed full time on the Policy Date, 3) must have been unemployed for at least 60 consecutive days at the time of withdrawal, and 4) must have a minimum Cash Value at the time of withdrawal of $5,000. Proof of unemployment will consist of providing PFL with a determination letter from the applicable State's Department of Labor which verifies that the individual qualifies for and is receiving unemployment benefits at the time of withdrawal. The determination letter must be received by PFL no later than 15 days after the date of the withdrawal request. This benefit may not be available in all states, see the Policy or endorsement for details.

CHARGES AND DEDUCTIONS

  Surrender Charge. In order to permit investment of the entire Premium Payment, PFL generally does not deduct sales or other charges at the time of investment, (although in some states, a premium tax charge may be deducted). However, a Surrender Charge, which is a contingent deferred sales charge, of up to 6% of the Premium Payment is imposed on certain full surrenders or partial withdrawals of Premium Payments in order to cover expenses relating to the distribution of the Policies. A Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. The applicable Surrender Charge is based on the period of time elapsed since payment of the Premium Payment(s) being withdrawn. There will be no Surrender Charge imposed five or more years after a Premium Payment was paid. In any event, Surrender Charges will be waived after the tenth Policy Year. For purposes of determining the applicable Surrender Charge, Premium Payments are considered to be withdrawn on a "first-in, first-out" basis. (See "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 51.)

  In each Policy Year the Owner may request partial withdrawals ($500 minimum) of up to 10% of the Policy Value free of Surrender Charges. The percentage that may be taken free of Surrender Charges each Policy Year is cumulative. This is referred to as the "Cumulative Free Percentage." That is, Cumulative Free Percentages which are not taken are carried forward and are available to be taken in the following Policy Year free of Surrender Charges. Cumulative Free Percentage withdrawals previously taken reduce the Cumulative Free Percentage that is available. (See "DISTRIBUTIONS UNDER THE POLICY-- Surrenders," p. 40.) Withdrawals in excess of the available Cumulative Free Percentage will be subject to a Surrender Charge of up to 6% of the Premium Payment withdrawn.

  Excess Interest Adjustment. Full surrenders, partial withdrawals from the Guaranteed Period Options of the Fixed Account prior to the end of the Guaranteed Period, and amounts applied to an Annuity Payment Option (prior to the end of the Guaranteed Period) and which are in excess of the cumulative interest credited at the time of, but prior to, the withdrawal, are subject to an Excess Interest Adjustment. Depending upon market rates of interest, the effect of an Excess Interest Adjustment could eliminate all interest in excess of the minimum guaranteed effective annual interest rate of 3%, or it could result in the crediting of additional interest. (See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 42.)

  Account Charges. PFL deducts a daily charge equal to a percentage of the net assets in the Mutual Fund Account for the mortality and expense risks assumed by PFL. For Guaranteed Minimum Death Benefit Option "A" (Return of Premium Death Benefit), the effective annual rate of this charge is 1.10% of the value of the Mutual Fund Account's net assets. For Guaranteed Minimum Death Benefit Options "B" (5% Annually Compounding Death Benefit) and "C" (Annual Step-Up Death Benefit), the effective annual rate of this charge is 1.25% of the value of the Mutual Fund Account's net assets. (See "CHARGES AND DEDUCTIONS-- Mortality and Expense Risk Fee," p. 52, and "DISTRIBUTIONS UNDER THE POLICY-- Death Benefit," p. 48.)

  PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is .15% of the value of the Mutual Fund Account's net assets. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 53.)

  PFL guarantees that the account charges for mortality and expense risks and administrative expenses will not exceed a total of 1.25% for the Return of Premium Death Benefit, and 1.40% for the 5% Annually Compounding Death Benefit or the Annual Step Up Benefit Death Benefit.

  Service Charge. There is also an annual Service Charge on each Policy Anniversary (and a charge at the time of surrender during any Policy Year) for Policy maintenance and related administrative expenses. This annual charge is the lesser of 2% of the Policy Value or $30 and is deducted from each Investment Option in proportion to each Investment Option's percentage of the Policy Value in the Investment Option just prior to such charge. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial withdrawals equals or exceeds $50,000 on a Policy Anniversary (or date of surrender). PFL GUARANTEES THAT THIS CHARGE WILL NOT BE INCREASED IN THE FUTURE. (See "CHARGES AND DEDUCTIONS--Administrative Charges," p. 53.)

  Taxes. PFL may incur premium taxes relating to the Policies. When permitted by state law, PFL will not deduct any premium taxes related to particular Policy from the Policy Value until surrender of the Policy, payment of the Death Benefit or until the Annuity Commencement Date. Premium taxes currently range from 0% to 3.50% of Premium Payments. (See "CHARGES AND DEDUCTIONS-- Premium Taxes," p. 53.)

  No charges are currently made against any of the Accounts for federal, state, or local income taxes. Should PFL determine that any such taxes be imposed with respect to any of the Accounts, PFL may deduct such taxes from amounts held in the relevant Account. (See "CHARGES AND DEDUCTIONS--Federal, State and Local Taxes," p. 53.)

  Charges Against the Underlying Funds. The value of the net assets of the Subaccounts of the Mutual Fund Account will reflect the investment advisory fees and other expenses incurred by the Underlying Funds.

  Expense Data. The charges and deductions are summarized in the following tables. This tabular information regarding expenses assumes that the entire Policy Value is in the Mutual Fund Account.

                         ANNUITY POLICY FEE TABLE

POLICY OWNER TRANSACTION EXPENSES
Sales Load On Purchase Payments........................................................ 0
Maximum Surrender Charge (as a % of Premium Payments Surrendered)(/1/)(/2/)............ 6%
Surrender Fees......................................................................... 0
Service Charge(/2/)....................................................... $30 Per Policy
Transfer Fee(/2/)....................................................... Currently No Fee

SEPARATE ACCOUNT ANNUAL EXPENSES (AS A PERCENTAGE OF ACCOUNT VALUE)
Mortality and Expense Risk Fees(/3/)................................................ 1.25%
Administrative Charge............................................................... 0.15%
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES.............................................. 1.40%

PORTFOLIO ANNUAL EXPENSES(/4/)

(as a percentage of average net assets and after expense reimbursements)

                                                                TOTAL PORTFOLIO
                                 MANAGEMENT  OTHER   RULE 12B-1     ANNUAL
                                    FEES    EXPENSES    FEES       EXPENSES
                                 ---------- -------- ---------- ---------------
VIP Money Market................    0.21%     0.10%     --           0.31%
VIP High Income(/5/)............    0.59%     0.12%     --           0.71%
VIP Equity-Income...............    0.50%     0.08%     --           0.58%
VIP Growth(/5/).................    0.60%     0.09%     --           0.69%
VIP Overseas(/5/)...............    0.75%     0.17%     --           0.92%
VIP II Investment Grade Bond....    0.44%     0.14%     --           0.58%
VIP II Asset Manager(/5/).......    0.55%     0.10%     --           0.65%
VIP II Contrafund(/5/)..........    0.60%     0.11%     --           0.71%
VIP II Asset Manager:
  Growth(/5/)...................    0.60%     0.17%     --           0.77%
VIP II Index 500(/6/)...........    0.24%     0.04%     --           0.28%
VIP III Balanced(/5/)...........    0.45%     0.16%     --           0.61%
VIP III Growth Opportuni-
  ties(/5/).....................    0.60%     0.14%     --           0.74%
VIP III Growth & Income.........    0.49%     0.21%     --           0.70%

----------------------------------

(/1/The)Surrender Charge is decreased based on the number of years since the Premium Payment was made, from 6% in the year in which the Premium Payment was made to 0% in the sixth year after the Premium Payment was made. If applicable, a Surrender Charge will only be applied to withdrawals that exceed the amount available under certain listed exceptions. (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 40.)

(/2/) The Surrender Charge and Transfer Fee, if any is imposed, apply to each Policy, regardless of how Policy Value is allocated among the Mutual Fund Account and the Fixed Account. The Service Charge applies to both the Fixed Account and the Mutual Fund Account, and is assessed on a prorata basis relative to each Account's Policy Value as a percentage of the Policy's total Policy Value. There is no fee for the first 12 transfers per year. For additional transfers, PFL may charge a fee of $10 per transfer, but currently does not charge for any transfers. Mutual Fund Account Annual Expenses do not apply to the Fixed Account (See "CHARGES AND DEDUCTIONS--Other Expenses Including Investment Advisory Fees," p. 54.)

(/3/) Mortality and Expense Risk Fees (1.25%) shown are for the 5% Annually Compounding Death Benefit and the Annual Step Up Death Benefit. The corresponding Fees for the "Return of Premium Death Benefit" is 1.10% for each Subaccount. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 48.)

(/4/) The fee table information relating to the Underlying Funds is for 1997 and was provided to PFL by the Underlying Funds, and PFL has not independently verified such information.

(/5/) A portion of the brokerage commissions that certain funds pay is used to reduce fund expenses. In addition, certain funds have entered into arrangements with their custodian whereby credits realized, as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses for 1997 presented in the table would have been: 0.57% for VIP Equity-Income Portfolio, 0.67% for VIP Growth Portfolio, 0.90% for VIP Overseas Portfolio, 0.64% for VIP II Asset Manager Portfolio, 0.68% for VIP II Contrafund Portfolio, 0.76% for VIP II Asset Manager: Growth Portfolio,
       0.73 for VIP III Growth Opportunities Portfolio, 0.60% for VIP III Balanced Portfolio, and 0.71% for VIP High Income Portfolio.

(/6/) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during 1997. Without this reimbursement, the Portfolio's management fee, other expenses and total expenses would have been 0.27%, 0.13% and 0.40% respectively.

EXAMPLES

  I. An Owner would pay the following expenses on a $1,000 investment, assuming Death Benefit Option A, (Return of Premium Death Benefit) a hypothetical 5% annual return on assets and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
VIP Money Market Subaccount.....................  $70    $ 91    $ 97     $193
VIP High Income Subaccount......................  $74    $104    $117     $235
VIP Equity-Income Subaccount....................  $73    $100    $111     $222
VIP Growth Subaccount...........................  $74    $103    $116     $233
VIP Overseas Subaccount.........................  $76    $110    $128     $257
VIP II Investment Grade Bond Subaccount.........  $73    $100    $111     $222
VIP II Asset Manager Subaccount.................  $74    $102    $114     $229
VIP II Asset Manager: Growth Subaccount.........  $75    $106    $121     $242
VIP II Contrafund Subaccount....................  $74    $104    $117     $235
VIP II Index 500 Subaccount.....................  $70    $ 90    $ 95     $190
VIP III Balanced................................  $73    $101    $112     $225
VIP III Growth Opportunities....................  $75    $105    $119     $238
VIP III Growth & Income.........................  $74    $104    $117     $234

  2. If the Policy is annuitized at the end of the applicable time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
VIP Money Market Subaccount.....................  $17     $51    $ 88     $193
VIP High Income Subaccount......................  $21     $64    $109     $235
VIP Equity-Income Subaccount....................  $19     $60    $102     $222
VIP Growth Subaccount...........................  $20     $63    $108     $233
VIP Overseas Subaccount.........................  $23     $70    $120     $257
VIP II Investment Grade Bond Subaccount.........  $19     $60    $102     $222
VIP II Asset Manager Subaccount.................  $20     $62    $106     $229
VIP II Asset Manager: Growth Subaccount.........  $21     $65    $112     $242
VIP II Contrafund Subaccount....................  $21     $64    $109     $235
VIP II Index 500 Subaccount.....................  $16     $50    $ 87     $190
VIP III Balanced................................  $20     $60    $104     $225
VIP III Growth Opportunities....................  $21     $64    $111     $238
VIP III Growth & Income.........................  $20     $63    $109     $234

  3. If the Policy is not surrendered or annuitized:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
VIP Money Market Subaccount.....................  $17     $51    $ 88     $193
VIP High Income Subaccount......................  $21     $64    $109     $235
VIP Equity-Income Subaccount....................  $19     $60    $102     $222
VIP Growth Subaccount...........................  $20     $63    $108     $233
VIP Overseas Subaccount.........................  $23     $70    $120     $257
VIP II Investment Grade Bond Subaccount.........  $19     $60    $102     $222
VIP II Asset Manager Subaccount.................  $20     $62    $106     $229
VIP II Asset Manager: Growth Subaccount.........  $21     $65    $112     $242
VIP II Contrafund Subaccount....................  $21     $64    $109     $235
VIP II Index 500 Subaccount.....................  $16     $50    $ 87     $190
VIP III Balanced................................  $20     $60    $104     $225
VIP III Growth Opportunities....................  $21     $64    $111     $238
VIP III Growth & Income.........................  $20     $63    $109     $234

  II. An Owner would pay the following expenses on a $1,000 investment, assuming Death Benefit Option B, (5% Annually Compounding Death Benefit) or Death Benefit Option C, (Annual Step-Up Death Benefit) a hypothetical 5% annual return on assets and assuming the entire Policy Value is in the applicable Subaccount:

  1. If the Policy is surrendered at the end of the applicable time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
VIP Money Market Subaccount.....................  $72    $ 96    $105     $209
VIP High Income Subaccount......................  $76    $108    $125     $251
VIP Equity-Income Subaccount....................  $75    $104    $119     $237
VIP Growth Subaccount...........................  $76    $108    $124     $249
VIP Overseas Subaccount.........................  $78    $115    $136     $272
VIP II Investment Grade Bond Subaccount.........  $75    $104    $119     $237
VIP II Asset Manager Subaccount.................  $75    $107    $122     $245
VIP II Asset Manager: Growth Subaccount.........  $76    $110    $128     $257
VIP II Contrafund Subaccount....................  $76    $108    $125     $251
VIP II Index 500 Subaccount.....................  $72    $ 95    $103     $206
VIP III Balanced................................  $75    $105    $120     $241
VIP III Growth Opportunities....................  $76    $109    $127     $254
VIP III Growth & Income.........................  $76    $108    $125     $250

  2. If the Policy is annuitized at the end of the applicable time period:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
VIP Money Market Subaccount.....................  $18     $56    $ 96     $209
VIP High Income Subaccount......................  $22     $68    $117     $251
VIP Equity-Income Subaccount....................  $21     $64    $110     $237
VIP Growth Subaccount...........................  $22     $67    $116     $249
VIP Overseas Subaccount.........................  $24     $74    $127     $272
VIP II Investment Grade Bond Subaccount.........  $21     $64    $110     $237
VIP II Asset Manager Subaccount.................  $21     $66    $114     $245
VIP II Asset Manager: Growth Subaccount.........  $23     $70    $120     $257
VIP II Contrafund Subaccount....................  $22     $68    $117     $251
VIP II Index 500 Subaccount.....................  $18     $55    $ 95     $206
VIP III Balanced................................  $21     $65    $112     $241
VIP III Growth Opportunities....................  $22     $69    $118     $254
VIP III Growth & Income.........................  $22     $68    $116     $250

  3. If the Policy is not surrendered or annuitized:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
VIP Money Market Subaccount.....................  $18     $56    $ 96     $209
VIP High Income Subaccount......................  $22     $68    $117     $251
VIP Equity-Income Subaccount....................  $21     $64    $110     $237
VIP Growth Subaccount...........................  $22     $67    $116     $249
VIP Overseas Subaccount.........................  $24     $74    $127     $272
VIP II Investment Grade Bond Subaccount.........  $21     $64    $110     $237
VIP II Asset Manager Subaccount.................  $21     $66    $114     $245
VIP II Asset Manager: Growth Subaccount.........  $23     $70    $120     $257
VIP II Contrafund Subaccount....................  $22     $68    $117     $251
VIP II Index 500 Subaccount.....................  $18     $55    $ 95     $206
VIP III Balanced................................  $21     $65    $112     $241
VIP III Growth Opportunities....................  $22     $69    $118     $254
VIP III Growth & Income.........................  $22     $68    $116     $250

  The above tables are intended to assist the Owner in understanding the costs and expenses of the Mutual Fund Account and the Underlying Funds that the Owner will bear, directly or indirectly. These include the 1997 expenses of the Underlying Funds. (See "CHARGES AND DEDUCTIONS," p. 51, and the Underlying Funds' prospectuses.) In addition to the expenses listed above, premium taxes, currently ranging from 0% to 3.50% of Premium Payments may be applicable.

  THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES, AND ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN. THE ASSUMED 5% ANNUAL RETURN IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED RATE. THE FIGURES AND DATA FOR UNDERLYING FUND ANNUAL EXPENSES HAVE BEEN PROVIDED BY FMR FOR 1997 AND PFL HAS NOT INDEPENDENTLY VERIFIED THEIR ACCURACY.

  In these examples, the $30 Service Charge is reflected as a charge of .0644% based on an average Policy Value of $46,590.

DEATH BENEFIT

  In the event that the Annuitant who is not the Owner dies prior to the Annuity Commencement Date, the Owner will become the Annuitant unless the Owner specifically requests on the application or in a Written Request that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such an election. If the Annuitant is also the Owner, upon receipt of proof that the Annuitant has died before the Annuity Commencement Date, the Death Benefit is calculated and is payable to the Beneficiary when we receive an election of the method of settlement and return of the Policy.

  The amount of the Death Benefit will depend on the state where the Policy is purchased and may depend on the Death Benefit option elected by the Owner. However, the Death Benefit will always be at least equal to the greater of the Policy Value or the Cash Value on the date due proof of death and election of the method of settlement are received by PFL.

  The Owner has the "one-time" option of choosing a "Return of Premium Death Benefit," (Death Benefit Option "A"), a "5% Annually Compounding Death Benefit," (Death Benefit Option "B"), or an "Annual Step-Up Death Benefit," (Death Benefit Option "C"). The Return of Premium Death Benefit is the return of all Premium Payments less any Partial Withdrawals, as of the date of death. The 5% Annually Compounding Death Benefit is the total Premium Payments less any Partial Withdrawals, accumulated at 5% until the earlier of the date of death or the Owner's 81st birthday. The Annual Step-Up Death Benefit is the largest Policy Value on the issue date or on any Policy Anniversary prior to the earlier of the date of death or prior to the Owner's 81st birthday, plus any premiums paid, less any premium withdrawals taken, subsequent to the date of the largest anniversary Policy Value. If no election is made by the Policyholder, the Return of Premium Death Benefit will be used upon death of the Annuitant.

  The Death Benefit provisions may vary depending on the state where the Policy is issued. The Death Benefit may be paid as either a lump sum cash benefit or as an annuity as permitted by federal or state law. (See "DISTRIBUTIONS UNDER THE POLICY--Death Benefit," p. 48.)

  The Death Benefit is not paid on the death of an Owner if the Owner is not the Annuitant. If an Owner who is not the Annuitant dies before the Annuity Commencement date, the amount payable under the Policy upon surrender will be the Policy Value increased or decreased by an Excess Interest Adjustment.

VARIATIONS IN POLICY PROVISIONS

  Certain provisions of the Policies may vary from the descriptions in this Prospectus in order to comply with different state laws. See the Policy itself for variations. Any such state variations will be included in the Policy itself or in riders or endorsements attached to the Policy.

  New Jersey residents: Annuity payments must begin on or before the Policy Anniversary that is closest to the Annuitant's 70th birthday or the 10th Policy Anniversary, whichever occurs last. The Owner may not select a Guaranteed Period Option that would extend beyond that date. The Owner's options at the Annuity Commencement Date are to elect a lump sum payment, or elect to receive annuity payments under one of the Fixed Payment Options. New Jersey residents cannot elect Variable Payment Options. Consult your agent and the policy form itself for details regarding these and other terms applicable to policies sold in New Jersey.

FEDERAL INCOME TAX CONSEQUENCES OF INVESTMENT IN THE POLICY

  With respect to Owners who are natural persons, there should be no federal income tax on increases in the Policy Value until a distribution under the Policy occurs (e.g., a surrender or Annuity Payment) or is deemed to occur (e.g., a pledge or assignment of a Policy). Generally, a portion of any distribution or deemed distribution will be taxable as ordinary income. The taxable portion of certain distributions will be subject to withholding unless the recipient elects otherwise. In addition, a penalty tax may apply to certain distributions or deemed distributions under the Policy. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 54.)

Note: The foregoing summary is qualified in its entirety by the detailed information in the remainder of this Prospectus and in the Statement of Additional Information and in the prospectuses for the Underlying Funds and in the Policy, all of which should be referred to for more detailed information. This Prospectus generally describes only the Policy and the Mutual Fund Account. Separate prospectuses describe the Underlying Funds. (There is no prospectus for the Fixed Account since interests in the Fixed Account are deemed not to be securities. See "THE RETIREMENT BUILDER ACCOUNTS--The Fixed Account," p. 31.)

REQUESTS FOR INFORMATION

                      Any telephone requests and inquiries
                         may be made to 1-800-525-6205.

                    Any Written Notices or Written Requests
                     must be sent to the following address:

                           PFL Life Insurance Company
                       Administrative and Service Office:

               Financial Markets Division-Variable Annuity Dept.
                            4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

                      CONDENSED FINANCIAL INFORMATION

  The Accumulation Unit Values and the number of Accumulation Units outstanding for each Mutual Fund Subaccount from the date of inception are shown in the following tables.

   5% Annually Compounding Death Benefit on Annual Step-Up Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.40%)

                                 ACCUMULATION                       NUMBER OF
                                 UNIT VALUE AT   ACCUMULATION     ACCUMULATION
                                 BEGINNING OF  UNIT VALUE AT END UNITS AT END OF
                                     YEAR           OF YEAR           YEAR
                                 ------------- ----------------- ---------------
VIP Money Market Subaccount
  1997(/1/)....................    $1.000000       $1.040117      1,504,396.531
VIP High Income Subaccount
  1997(/1/)....................    $1.000000       $1.163294        713,496.095
VIP Equity-Income Subaccount
  1997(/1/)....................    $1.000000       $1.272579      2,325,232.286
VIP Growth Subaccount
  1997(/1/)....................    $1.000000       $1.230106      1,450,130.335
VIP Overseas Subaccount
  1997(/1/)....................    $1.000000       $1.111441        702,293.009
VIP II Investment Grade Bond
  Subaccount
  1997(/1/)....................    $1.000000       $1.080052      1,020,909.375
VIP II Asset Manager Subaccount
  1997(/1/)....................    $1.000000       $1.193482      1,048,640.321
VIP II Asset Manager: Growth
  Subaccount
  1997(/1/)....................    $1.000000       $1.237304        937,197.160
VIP II Index 500 Subaccount
  1997(/1/)....................    $1.000000       $1.315713      3,420,336.530
VIP II Contrafund Subaccount
  1997(/1/)....................    $1.000000       $1.237079      1,948,498.226
VIP III Balanced Subaccount
  1997(/2/)....................    $1.000000       $1.145544        280,038.882
VIP III Growth & Income
  Subaccount
  1997(/2/)....................    $1.000000       $1.236456        479,129.254
VIP III Growth Opportunities
  Subaccount
  1997(/2/)....................    $1.000000       $1.227778        791,157.687

                     Return of Premium Death Benefit

            (Total Mutual Fund Account Annual Expenses: 1.25%)

                                    ACCUMULATION                   NUMBER OF
                                    UNIT VALUE AT ACCUMULATION   ACCUMULATION
                                    BEGINNING OF  UNIT VALUE AT UNITS AT END OF
                                        YEAR       END OF YEAR       YEAR
                                    ------------- ------------- ---------------
VIP Money Market Subaccount
  1997(/1/)........................   $1.000000     $1.041652    1,538,095.590
VIP High Income Subaccount
  1997(/1/)........................   $1.000000     $1.165012      790,218.659
VIP Equity-Income Subaccount
  1997(/1/)........................   $1.000000     $1.274458    1,955,419.658
VIP Growth Subaccount
  1997(/1/)........................   $1.000000     $1.231921    1,653,392.152
VIP Overseas Subaccount
  1997(/1/)........................   $1.000000     $1.113081      560,955.405
VIP II Investment Grade Bond
  Subaccount
  1997(/1/)........................   $1.000000     $1.081642      894,679.948
VIP II Asset Manager Subaccount
  1997(/1/)........................   $1.000000     $1.195229      713,379.802
VIP II Asset Manager: Growth
  Subaccount
  1997(/1/)........................   $1.000000     $1.239118      465,131.055
VIP II Index 500 Subaccount
  1997(/1/)........................   $1.000000     $1.317652    2,083,207.545
VIP II Contrafund Subaccount
  1997(/1/)........................   $1.000000     $1.238907    1,157,189.672
VIP III Balanced Subaccount
  1997(/2/)........................   $1.000000     $1.146670      184,894.892
VIP III Growth & Income Subaccount
  1997(/2/)........................   $1.000000     $1.237676      295,288.778
VIP III Growth Opportunities
  Subaccount
  1997(/2/)........................   $1.000000     $1.228996      856,473.567

----------------------------------

(/1/) Period from January 2, 1997 through December 31, 1997.

(/2/) Period from May 1, 1997 through December 31, 1997.

                             FINANCIAL STATEMENTS

  The financial statements of PFL and the Mutual Fund Account and the independent auditors' report thereon are contained in the Statement of Additional Information which is available free upon request to PFL's Administrative and Service Office.

                          HISTORICAL PERFORMANCE DATA

STANDARDIZED PERFORMANCE DATA

  From time to time, PFL may advertise historical yields and total returns for the Subaccounts of the Mutual Fund Account. These figures will be calculated according to standardized methods prescribed by the SEC. They will be based on historical earnings and are not intended to indicate future performance.

  VIP Money Market Subaccount. The yield of the VIP Money Market Subaccount for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment under a Policy in the Subaccount is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment. For the seven days ended December 31, 1997, the yield of the VIP Money Market Subaccount was 4.257%, and the effective yield was 4.347% for the Return of Premium Death Benefit. For the seven days ended December 31, 1997, the yield of the VIP Money Market Subaccount was 4.102%, and the effective yield was 4.186% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

  Other Subaccounts. The yield of a Subaccount of the Mutual Fund Account (other than the VIP Money Market Subaccount) for a Policy refers to the annualized income generated by an investment under a Policy in the Subaccount over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated each 30-day period over a 12-month period and is shown as a percentage of the investment.

  The total return of a Subaccount of the Mutual Fund Account refers to return quotations assuming an investment under a Policy has been held in the Subaccount for various periods of time including a period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the total return for these periods will be provided. The total return quotations for a Subaccount will represent the average annual compounded rates of return that equate an initial investment of $1,000 in the Subaccount to the redemption value of that investment as of the last day of each of the periods for which total return quotations are provided. In addition to the Standard data discussed above, similar performance data for other periods may also be shown.

  The yield and total return calculations for a Subaccount do not reflect the effect of any premium taxes that may be applicable to a particular Policy. The yield calculations also do not reflect the effect of any Surrender Charge that may be applicable to a particular Policy. To the extent that any or all of a premium tax and/or Surrender Charge is applicable to a particular Policy, the yield and/or total return of that Policy will be reduced. For additional information regarding yields and total returns calculated using the standard formats briefly summarized above, please refer to the Statement of Additional Information, a copy of which may be obtained from PFL's Administrative and Service Office upon request.

  Based on the method of calculation described in the Statement of Additional Information, the average annual total returns for periods from inception of the Subaccounts to December 31, 1997, and for the one and five year periods ended December 31, 1997 are shown below. Total returns shown reflect deductions for the Mortality and Expense Risk Fee and the Administrative Charges. Total return calculations will relect the effect of surrender charges that may be applicable to a particular period.

                       AVERAGE ANNUAL TOTAL RETURNS

  5% ANNUALLY COMPOUNDING DEATH BENEFIT OR ANNUAL STEP-UP DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                      INCEPTION
                                  ONE YEAR FIVE YEAR   OF THE      SUBACCOUNT
                                   ENDED     ENDED   SUBACCOUNT     INCEPTION
SUBACCOUNT                        12/31/97 12/31/97  TO 12/31/97      DATE
----------                        -------- --------- ----------- ---------------
VIP High Income..................   N/A       N/A      10.95%    January 2, 1997
VIP Equity-Income................   N/A       N/A      21.94%    January 2, 1997
VIP Growth.......................   N/A       N/A      17.67%    January 2, 1997
VIP Overseas.....................   N/A       N/A       5.74%    January 2, 1997
VIP II Investment Grade Bond.....   N/A       N/A       2.58%    January 2, 1997
VIP II Asset Manager.............   N/A       N/A      13.99%    January 2, 1997
VIP II Asset Manager: Growth.....   N/A       N/A      18.40%    January 2, 1997
VIP II Contrafund................   N/A       N/A      18.37%    January 2, 1997
VIP II Index 500.................   N/A       N/A      26.28%    January 2, 1997
VIP III Balanced.................   N/A       N/A       9.19%        May 1, 1997
VIP III Growth Opportunities.....   N/A       N/A      17.46%        May 1, 1997
VIP III Growth & Income..........   N/A       N/A      18.34%        May 1, 1997

                     RETURN OF PREMIUM DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.25%)

                                                      INCEPTION
                                  ONE YEAR FIVE YEAR   OF THE      SUBACCOUNT
                                   ENDED     ENDED   SUBACCOUNT     INCEPTION
SUBACCOUNT                        12/31/97 12/31/97  TO 12/31/97      DATE
----------                        -------- --------- ----------- ---------------
VIP High Income..................   N/A       N/A      11.13%    January 2, 1997
VIP Equity-Income................   N/A       N/A      22.13%    January 2, 1997
VIP Growth.......................   N/A       N/A      17.85%    January 2, 1997
VIP Overseas.....................   N/A       N/A       5.91%    January 2, 1997
VIP II Investment Grade Bond.....   N/A       N/A       2.74%    January 2, 1997
VIP II Asset Manager.............   N/A       N/A      14.16%    January 2, 1997
VIP II Asset Manager: Growth.....   N/A       N/A      18.58%    January 2, 1997
VIP II Contrafund................   N/A       N/A      18.56%    January 2, 1997
VIP II Index 500.................   N/A       N/A      26.47%    January 2, 1997
VIP III Balanced.................   N/A       N/A       9.31%        May 1, 1997
VIP III Growth Opportunities.....   N/A       N/A      17.59%        May 1, 1997
VIP III Growth & Income..........   N/A       N/A      18.46%        May 1, 1997

NON-STANDARDIZED PERFORMANCE DATA

  PFL may from time to time also advertise or disclose average annual total return or other performance data in non-standard formats for a Subaccount of the Mutual Fund Account. The non-standard performance data may assume that no Surrender Charge is applicable, and may also make other assumptions such as the amount invested in a Subaccount, differences in time periods to be shown, or the effect of partial withdrawals or annuity payments.

  All non-standard performance data will be advertised only if the standard performance data is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information, a copy of which may be obtained from the Administrative and Service Office upon request.

  The following non-standardized average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore the Surrender Charge is not imposed.

                       AVERAGE ANNUAL TOTAL RETURNS

                      (ASSUMING NO SURRENDER CHARGE)

  5% ANNUALLY COMPOUNDING DEATH BENEFIT OR ANNUAL STEP-UP DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                      INCEPTION
                                  ONE YEAR FIVE YEAR   OF THE      SUBACCOUNT
                                   ENDED     ENDED   SUBACCOUNT     INCEPTION
SUBACCOUNT                        12/31/97 12/31/97  TO 12/31/97      DATE
----------                        -------- --------- ----------- ---------------
VIP High Income..................   N/A       N/A      16.26%    January 2, 1997
VIP Equity-Income................   N/A       N/A      27.18%    January 2, 1997
VIP Growth.......................   N/A       N/A      22.93%    January 2, 1997
VIP Overseas.....................   N/A       N/A      11.07%    January 2, 1997
VIP II Investment Grade Bond.....   N/A       N/A       7.94%    January 2, 1997
VIP II Asset Manager.............   N/A       N/A      19.27%    January 2, 1997
VIP II Asset Manager: Growth.....   N/A       N/A      23.65%    January 2, 1997
VIP II Contrafund................   N/A       N/A      23.63%    January 2, 1997
VIP II Index 500.................   N/A       N/A      31.49%    January 2, 1997
VIP III Balanced.................   N/A       N/A      14.51%        May 1, 1997
VIP III Growth Opportunities.....   N/A       N/A      22.73%        May 1, 1997
VIP III Growth & Income..........   N/A       N/A      23.59%        May 1, 1997

                     RETURN OF PREMIUM DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.25%)

                                                      INCEPTION
                                  ONE YEAR FIVE YEAR   OF THE      SUBACCOUNT
                                   ENDED     ENDED   SUBACCOUNT     INCEPTION
SUBACCOUNT                        12/31/97 12/31/97  TO 12/31/97      DATE
----------                        -------- --------- ----------- ---------------
VIP High Income..................   N/A       N/A      16.43%    January 2, 1997
VIP Equity-Income................   N/A       N/A      27.37%    January 2, 1997
VIP Growth.......................   N/A       N/A      23.12%    January 2, 1997
VIP Overseas.....................   N/A       N/A      11.24%    January 2, 1997
VIP II Investment Grade Bond.....   N/A       N/A       8.10%    January 2, 1997
VIP II Asset Manager.............   N/A       N/A      19.45%    January 2, 1997
VIP II Asset Manager: Growth.....   N/A       N/A      23.83%    January 2, 1997
VIP II Contrafund................   N/A       N/A      23.81%    January 2, 1997
VIP II Index 500.................   N/A       N/A      31.68%    January 2, 1997
VIP III Balanced.................   N/A       N/A      14.62%        May 1, 1997
VIP III Growth Opportunities.....   N/A       N/A      22.85%        May 1, 1997
VIP III Growth & Income..........   N/A       N/A      23.72%        May 1, 1997

  Adjusted Historical Performance Data. The following performance data is historic performance data for the underlying Portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such adjusted historic performance includes data that precedes the inception dates of the Subaccounts. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the performance of the applicable Portfolio and the assumption that the applicable Subaccount was in existence for the same period as the Portfolio with a level of charges equal to those currently assessed under the Policies. This data is not intended to indicate future performance.

  For instance, as shown in the table below, PFL Life may disclose average annual total returns for the Portfolios reduced by all fees and charges under the Policy, as if the Policy had been in existence since the inception of the Portfolio. Such fees and charges include the Mortality and Expense Risk Fee, Administrative Charge and Surrender Charges. Such data assumes a complete surrender of the Policy at the end of the period; therefore the Surrender Charge is deducted.

  The following information is also based on the method of calculation described in the Statement of Additional Information. The adjusted historical average annual total returns for periods ended December 31, 1997, were as follows:

          ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS(/1/)

  5% ANNUALLY COMPOUNDING DEATH BENEFIT OR ANNUAL STEP-UP DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                                   CORRESPONDING
                                                  10 YEAR OR         PORTFOLIO
                                  1 YEAR  5 YEAR  INCEPTION        INCEPTION DATE
                                  ------  ------  ----------     ------------------
VIP High Income.................. 11.65%  12.34%    11.20%(/2/)  September 11, 1985
VIP Equity-Income................ 22.71%  18.57%    15.13%(/2/)     October 8, 1986
VIP Growth....................... 18.41%  16.53%    15.61%(/2/)     October 8, 1986
VIP Overseas.....................  6.41%  12.67%     8.14%(/2/)    January 27, 1987
VIP II Investment Grade Bond.....  3.23%   5.65%     6.77%             June 5, 1989
VIP II Asset Manager............. 14.70%  11.38%    12.01%             May 29, 1990
VIP II Asset Manager: Growth..... 19.14%    N/A     20.91%          January 3, 1995
VIP II Contrafund................ 19.11%    N/A     26.41%          January 3, 1995
VIP II Index 500................. 27.07%  18.29%    18.11%          August 27, 1992
VIP III Balanced................. 13.64%    N/A     12.44%          January 3, 1995
VIP III Growth Opportunities..... 20.35%    N/A     23.66%          January 3, 1995
VIP III Growth & Income.......... 20.37%    N/A     20.37%        December 31, 1996

                     RETURN OF PREMIUM DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.25%)

                                                                   CORRESPONDING
                                                  10 YEAR OR         PORTFOLIO
                                  1 YEAR  5 YEAR  INCEPTION        INCEPTION DATE
                                  ------  ------  ----------     ------------------
VIP High Income.................. 11.83%  12.51%    11.36%(/2/)  September 11, 1985
VIP Equity-Income................ 22.90%  18.75%    15.30%(/2/)     October 8, 1986
VIP Growth....................... 18.59%  16.70%    15.78%(/2/)     October 8, 1986
VIP Overseas.....................  6.57%  12.84%     8.30%(/2/)    January 27, 1987
VIP II Investment Grade Bond.....  3.39%   5.81%     6.93%             June 5, 1989
VIP II Asset Manager............. 14.88%  11.54%    12.18%             May 29, 1990
VIP II Asset Manager: Growth..... 19.32%    N/A     20.68%          January 3, 1995
VIP II Contrafund................ 19.30%    N/A     26.60%          January 3, 1995
VIP II Index 500................. 27.26%  18.47%    18.28%          August 27, 1992
VIP III Balanced................. 13.82%    N/A     12.61%          January 3, 1995
VIP III Growth Opportunities..... 20.53%    N/A     23.84%          January 3, 1995
VIP III Growth & Income.......... 21.32%    N/A     21.32%        December 31, 1996

----------------------------------

(/1/) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the inception of the Portfolio.

(/2/)  Ten Year return.

  The following non-standardized adjusted historical average annual total return figures are based on the assumption that the Policy is not surrendered, and therefore the following figures assume that the Surrender Charge is not imposed.

          ADJUSTED HISTORICAL AVERAGE ANNUAL TOTAL RETURNS(/1/)

                      (ASSUMING NO SURRENDER CHARGE)

  5% ANNUALLY COMPOUNDING DEATH BENEFIT OR ANNUAL STEP-UP DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.40%)

                                                                   CORRESPONDING
                                                  10 YEAR OR         PORTFOLIO
                                  1 YEAR  5 YEAR  INCEPTION        INCEPTION DATE
                                  ------  ------  ----------     ------------------
VIP High Income.................. 16.26%  12.34%    11.20%(/2/)  September 11, 1985
VIP Equity-Income................ 27.18%  18.57%    15.13%(/2/)     October 8, 1986
VIP Growth....................... 22.93%  16.53%    15.61%(/2/)     October 8, 1986
VIP Overseas..................... 11.07%  12.67%     8.14%(/2/)    January 27, 1987
VIP II Investment Grade Bond.....  7.94%   5.65%     6.77%             June 5, 1989
VIP II Asset Manager............. 19.27%  11.38%    12.01%             May 29, 1990
VIP II Asset Manager: Growth..... 23.65%    N/A     21.54%          January 3, 1995
VIP II Contrafund................ 23.63%    N/A     26.89%          January 3, 1995
VIP II Index 500................. 31.49%  18.29%    18.11%          August 27, 1992
VIP III Balanced................. 18.22%    N/A     12.89%          January 3, 1995
VIP III Growth Opportunities..... 24.85%    N/A     23.87%          January 3, 1995
VIP III Growth & Income.......... 25.62%    N/A     25.62%        December 31, 1996

                     RETURN OF PREMIUM DEATH BENEFIT

            (TOTAL MUTUAL FUND ACCOUNT ANNUAL EXPENSES: 1.25%)

                                                                   CORRESPONDING
                                                  10 YEAR OR         PORTFOLIO
                                  1 YEAR  5 YEAR  INCEPTION        INCEPTION DATE
                                  ------  ------  ----------     ------------------
VIP High Income.................. 16.43%  12.51%    11.36%(/2/)  September 11, 1985
VIP Equity-Income................ 27.37%  18.75%    15.30%(/2/)     October 8, 1986
VIP Growth....................... 23.12%  16.70%    15.78%(/2/)     October 8, 1986
VIP Overseas..................... 11.24%  12.84%     8.30%(/2/)    January 27, 1987
VIP II Investment Grade Bond.....  8.10%   5.81%     6.93%             June 5, 1989
VIP II Asset Manager............. 19.45%  11.54%    12.18%             May 29, 1990
VIP II Asset Manager: Growth..... 23.83%    N/A     21.32%          January 3, 1995
VIP II Contrafund................ 23.81%    N/A     27.08%          January 3, 1995
VIP II Index 500................. 31.68%  18.47%    18.28%          August 27, 1992
VIP III Balanced................. 18.40%    N/A     13.05%          January 3, 1995
VIP III Growth Opportunities..... 25.03%    N/A     24.05%          January 3, 1995
VIP III Growth & Income.......... 25.81%    N/A     25.81%        December 31, 1996

----------------------------------

(/1/) The calculation of total return performance for periods prior to inception of the Subaccounts reflects deductions for the Mortality and Expense Risk Fee and Administrative Charge on a monthly basis, rather than a daily basis. The monthly deduction is made at the beginning of each month and generally approximates the performance that would have resulted if the Subaccounts had actually been in existence since the Inception of the Portfolio.

(/2/)  Ten Year return.

                               PUBLISHED RATINGS

  PFL may from time to time publish in advertisements, sales literature and reports to Owners, the ratings and other information assigned to it by one or more independent rating organizations such as A.M. Best Company, Standard & Poor's Insurance Ratings Services, Moody's Investors Service and Duff & Phelps Credit Rating Co. The purpose of the ratings is to reflect the financial strength and/or claims-paying ability of PFL and they should not be considered as bearing on the investment performance of assets held in the Mutual Fund Account or of the safety or riskiness of an investment in the Mutual Fund Account. Each year the A.M. Best Company reviews the financial status of thousands of insurers, culminating in the assignment of Best's ratings. These ratings reflect their current opinion of the relative financial strength and operating performance of an insurance company in comparison to the norms of the life/health insurance industry. In addition, the claims-paying ability of PFL as measured by Standard & Poor's Insurance Ratings Services, Moody's Investors Service or Duff & Phelps Credit Rating Co. may be referred to in advertisements or sales literature or in reports to Owners. These ratings are opinions of an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. Claims-paying ability ratings do not refer to an insurer's ability to meet non-policy obligations such as debt or commercial paper obligations.

                          PFL LIFE INSURANCE COMPANY

  PFL Life Insurance Company ("PFL"), 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001, is a stock life insurance company. It was incorporated under the name NN Investors Life Insurance Company, Inc. under the laws of the State of Iowa on April 19, 1961. It is principally engaged in the sale of life insurance and annuity policies, and is licensed in the District of Columbia, Guam, and in all states except New York. As of December 31, 1997, PFL had assets of approximately $8.7 billion. PFL is a wholly-owned indirect subsidiary of AEGON USA, Inc. which conducts substantially all of its operations through subsidiary companies engaged in the insurance business or in providing non-insurance financial services. All of the stock of AEGON USA, Inc., is indirectly owned by AEGON n.v. of the Netherlands, the securities of which are publicly traded. AEGON n.v., a holding company, conducts its business through subsidiary companies engaged primarily in the insurance business.

                        THE RETIREMENT BUILDER ACCOUNTS

  Premium Payments made under a Policy may be allocated to the Mutual Fund Account, to the Fixed Account, or to a combination of these Accounts.

THE MUTUAL FUND ACCOUNT

  The Mutual Fund Account is registered with the SEC under the 1940 Act as a unit investment trust and meets the definition of a separate account under federal securities laws. However, the SEC does not supervise the management or the investment practices or policies of the Mutual Fund Account or PFL

  The Mutual Fund Account was established as a separate investment account of PFL under the laws of the State of Iowa on March 29, 1996. The Mutual Fund Account receives and currently invests the Premium Payments under the Policies that are allocated to it for investment only in shares of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III, managed by Fidelity Management and Research Company ("FMR").

  The Mutual Fund Account currently has dedicated thirteen Subaccounts. Additional Subaccounts may be established in the future at the discretion of PFL. Each Subaccount invests exclusively in shares of one of the Portfolios of the Underlying Funds. Under Iowa law, the assets of the Mutual Fund Account are owned by PFL but they are held separately from the other assets of PFL. To the extent that these assets are attributable to the Cash Value of the Policies, these assets are not chargeable with liabilities incurred in any other business operation of PFL. Income, gains, and losses incurred on the assets in the Subaccounts of the Mutual Fund Account, whether or not realized, are credited to or charged against that Subaccount without regard to other income, gains or losses of any other Account or Subaccount of PFL. Therefore, the investment performance of any Subaccount should be entirely independent of the investment performance of PFL's general account assets or any other Account or Subaccount maintained by PFL.

  The Underlying Funds. The available Subaccounts of the Mutual Fund Account currently invest exclusively in shares of the Underlying Funds. The Underlying Funds are diversified, open-end management investment companies organized as Massachusetts Business Trusts. They are the type of investment company commonly known as a series mutual fund. The Variable Insurance Product Fund was established on November 13, 1981, and was formerly known as Fidelity Cash Reserves II. The Variable Insurance Products Fund II was established on March 21, 1988. The Variable Insurance Products Fund III was established on July 14, 1994, and prior to December 30, 1996 was known as the Fidelity Advisor Annuity Fund.

  Certain information concerning the Underlying Funds is set forth below. More detailed information may be found in the Underlying Funds' current prospectuses, which accompany or precede this Prospectus, and the Underlying Funds' current Statements of Additional Information. The following description is qualified in its entirety by reference to each Underlying Fund's prospectus and Statement of Additional Information.

  FMR provides investment advice and administrative services to the Underlying Funds pursuant to an agreement under which each Portfolio pays FMR a monthly fee. VIP currently offers five Portfolios: VIP Money Market; VIP High Income; VIP Equity-Income; VIP Growth; and VIP Overseas. VIP II currently offers five Portfolios that are available under the Policies: VIP II Investment Grade Bond; VIP II Asset Manager; VIP II Index 500, VIP II Asset Manager: Growth; and VIP II Contrafund. VIP III currently offers three Portfolios: VIP III Balanced; VIP III Growth Opportunities, and VIP III Growth & Income. The thirteen Portfolios offered by the Underlying Funds provide a range of investment alternatives that vary according to the different investment objectives described in the Underlying Funds' prospectuses and summarized below. The assets of each Portfolio are separate from the others, and each Portfolio has separate investment objectives and policies. As a result, each Portfolio operates as a separate investment fund, and the investment performance of one Portfolio has no effect on the investment performance of any other Portfolio. Each of the Portfolios may not be available for investment in every state.

  VIP MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. The Portfolio will invest only in high-quality short-term U.S. dollar-denominated money market instruments of domestic and foreign issuers. The Portfolio seeks to maintain a constant net asset value of $1.00 per share, although no assurances can be given that such constant net asset value will be maintained. The Portfolio's shares are neither insured nor guaranteed by the U.S. Government.

  VIP HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower rated, fixed-income securities. In choosing these securities, growth of capital also will be considered. The fund can also invest in common stocks, other equity securities, and debt securities not currently paying interest but which are expected to do so in the future. The Portfolio may invest without limitation in lower-quality debt securities, sometimes called "junk bonds" which carry greater risk than other debt securities. See the Fund's prospectus for a description of these risks.

  VIP EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these securities, the Portfolio will also consider the potential for capital appreciation. The Portfolio seeks to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's Composite Index of 500 Stocks.

  VIP GROWTH PORTFOLIO seeks to achieve capital appreciation through the purchase of common stocks, although the Portfolio's investments are not restricted to any one type of security. Capital appreciation may also be found in other types of securities, including bonds and preferred stocks.

  VIP OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. The Portfolio seeks to achieve its investment objective by investing at least 65% of the Portfolio's assets in securities of companies whose principal location is outside the United States. The fund normally diversifies its investments across different countries and regions. The Overseas Portfolio expects to invest a majority of its assets in equity securities, but may also invest in debt securities of any quality. Generally, the investment in securities of foreign companies will involve greater risks than are present in domestic investments.

  VIP II INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing primarily in a broad range of fixed-income securities. FMR normally invests at least 65% of the Portfolio's total assets in investment-grade, fixed income securities. Its dollar weighted average maturity will be generally five to ten years.

  VIP II ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among the following classes, or types of investments: domestic and foreign stocks, bonds, and short-term and money market instruments. The Portfolio's "neutral" mix is expected to be 50% stocks, 40% bonds and 10% short-term/money market instruments. FMR may change the neutral mix from time to time within specified ranges as set forth in the Fund's prospectus.

  VIP II INDEX 500 PORTFOLIO seeks to match the total return of the Standard & Poor's Composite Index of 500 Stocks, while keeping transaction costs and other expenses low.

  VIP II ASSET MANAGER: GROWTH PORTFOLIO seeks to maximize total return by allocating its assets among the following classes, or types, of investments: domestic and foreign stocks, bonds, and short-term and money market instruments. The Portfolio's "neutral" mix is expected to be 70% stocks, 25% bonds and 5% short-term/money market instruments. FMR may change the neutral mix from time to time within specified ranges as set forth in the Fund's prospectus.

  VIP II CONTRAFUND PORTFOLIO seeks capital appreciation by investing in securities of companies whose value FMR believes is not fully recognized by the public.

  VIP III BALANCED PORTFOLIO seeks both income and growth of capital by investing in a diversified portfolio of equity and fixed-income securities. When

FMR's outlook is neutral, it will invest approximately 60% of the fund's assets in stocks and other equity securities, and will always invest at least 25% of the fund's assets in fixed-income senior securities.

  VIP III GROWTH OPPORTUNITIES PORTFOLIO seeks capital growth by investing in common stocks, convertible and foreign securities and bonds that may offer long-term growth potential.

  VIP III GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The fund may also invest in equity securities that are not paying current dividends, but offer potential for capital appreciation of future income.

  THERE IS NO ASSURANCE THAT ANY OF THE UNDERLYING FUNDS' PORTFOLIOS WILL ACHIEVE ITS INVESTMENT OBJECTIVE.

  PFL may receive expense reimbursements or other revenues from the Underlying Funds or their investment advisors. The amount of these reimbursements or revenues, if any, may be based on the amount of assets that PFL or the Mutual Fund Account invests in the Underlying Funds.

  The Underlying Funds' prospectuses should be read carefully before any decision is made concerning the allocation of Premium Payments to a particular Subaccount. The Underlying Funds are not limited to selling their shares to the Mutual Fund Account and are permitted to accept investments from any separate account of an insurance company. Since the Portfolios of the Underlying Funds are available to registered separate accounts offering variable annuity products of PFL, as well as variable annuity and variable life products of other insurance companies, there is a possibility that a material conflict may arise between the interests of the Mutual Fund Account and one or more of the separate accounts of another participating insurance company. In the event of a material conflict, the affected insurance companies, including PFL, agree to take any necessary steps, including removing their separate accounts from the Underlying Funds, to resolve the matter. See the Underlying Funds' prospectuses for further details.

  An investment in the Mutual Fund Account, or in any Portfolio, including the Money Market Portfolio is not insured or guaranteed by the U.S. government or any government agency.

  Addition, Deletion, or Substitution of Investments. PFL cannot and does not guarantee that any of the Subaccounts will always be available for Premium Payments, allocations, or transfers. PFL retains the right, subject to any applicable law, to make certain changes in the Mutual Fund Account and its investments. PFL reserves the right to eliminate the shares of any Portfolio held by a Subaccount and to substitute shares of another Portfolio of the Underlying Funds, or of another registered open-end management investment company for the shares of any Portfolio, if the shares of the Portfolio are no longer available for investment or if, in PFL's judgment, investment in any Portfolio would be inappropriate in view of the purposes of the Mutual Fund Account. To the extent required by the 1940 Act, substitutions of shares attributable to an Owner's interest in a Subaccount will not be made without prior notice to the Owner and the prior approval of the SEC.

Nothing contained herein shall prevent the Mutual Fund Account from purchasing other securities for other series or classes of variable annuity policies, or from effecting an exchange between series or classes of variable annuity policies on the basis of requests made by Owners.

  New Subaccounts may be established when, in the sole discretion of PFL, marketing, tax, investment or other conditions warrant. Any new Subaccounts may be made available to existing Owners on a basis to be determined by PFL. Each additional Subaccount will purchase shares in a mutual fund portfolio or other investment vehicle. PFL may also eliminate one or more Subaccounts if, in its sole discretion, marketing, tax, investment or other conditions warrant such change. In the event any Subaccount is eliminated, PFL will notify Owners and request a reallocation of the amounts invested in the eliminated Subaccount. If no such reallocation is provided by the Owner, PFL will reinvest the amounts invested in the eliminated Subaccount in the Subaccount that invests in the Money Market Portfolio (or in a similar portfolio of money market instruments) or in another Subaccount, if appropriate.

  In the event of any such substitution or change, PFL may, by appropriate endorsement, make such changes in the Policies as may be necessary or appropriate to reflect such substitution or change. Furthermore, if deemed to be in the best interests of persons having voting rights under the Policies, the Mutual Fund Account may be (i) operated as a management company under the 1940 Act or any other form permitted by law, (ii) deregistered under the 1940 Act in the event such registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by applicable law, PFL also may (1) transfer the assets of the Mutual Fund Account associated with the Policies to another account or accounts, (2) restrict or eliminate any voting rights of Owners or other persons who have voting rights as to the Mutual Fund Account, (3) create new mutual fund accounts, (4) add new Subaccounts to or remove existing Subaccounts from the Mutual Fund Account, or combine Subaccounts, or (5) add new underlying funds, or substitute a new fund for an existing fund.

THE FIXED ACCOUNT

  This Prospectus is generally intended to serve as a disclosure document only for the Policy and the Mutual Fund Account. For complete details regarding the Fixed Account, see the Policy itself.

  Premium Payments allocated and amounts transferred to the Fixed Account become part of the general account of PFL, which supports insurance and annuity obligations. Interests in the general account have not been registered under the Securities Act of 1933 (the "1933 Act"), nor is the general account registered as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests therein are generally subject to the provisions of the 1933 or 1940 Acts. PFL has been advised that while the staff of the SEC has not reviewed the disclosures in this Prospectus which relate to the fixed portion, the disclosures may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made in the prospectus.

  The Fixed Account is made up of all the general assets of PFL, other than those in the Mutual Fund Account or in any other segregated asset account. The Owner may allocate Premium Payments to the Fixed Account at the time of Premium Payment or by subsequent transfers from the Mutual Fund Account. Rather than the Owner bearing the investment risk, as is the case for Policy Value allocated to the Mutual Fund Account, PFL bears the full investment risk for all Policy Value allocated to the Fixed Account. PFL has sole discretion to invest the assets of its general account, including the Fixed Account, subject to applicable law.

  Premium Payments applied to, and any amounts transferred to, the Fixed Account will reflect a fixed interest rate. The interest rates PFL sets will be credited for increments of at least one year measured from each Premium Payment or transfer date. These rates will never be less than an effective annual interest rate of 3%.

  Upon full surrender, the Owner will always receive at least the Premium Payments applied to, less prior partial withdrawals and transfers from, the Fixed Account.

  Guaranteed Periods. PFL may offer optional guaranteed interest rate periods ("Guaranteed Period Options") into which Premium Payments may be paid or amounts transferred. For example, PFL may offer Guaranteed Period Options for 1, 3, 5, or 7 years duration from time to time. The Current Interest Rate PFL sets for funds placed in each Guaranteed Period Option will be guaranteed until the end of the applicable Guaranteed Period. At the end of the Guaranteed Period, the Policy Value for the Guaranteed Period Option will be rolled into a new Guaranteed Period Option(s) or may be transferred to any Subaccount(s) within the Mutual Fund Account.

  The Owner may choose the Guaranteed Period Option(s) in which to place the Policy Value by giving PFL notice within 30 days before the end of the expiring Guaranteed Period. In the absence of such election, the new Guaranteed Period Option will be the same as the expiring Guaranteed Period Option unless that Guaranteed Period Option is no longer offered, in which case, the next shorter Guaranteed Period Option offered will be used. PFL reserves the right, for new Premium Payments, transfers, or rollovers, to offer or not to offer any Guaranteed Period Option. PFL will, however, always offer at least a one-year Guaranteed Period Option.

  Surrenders or partial withdrawals from a Guaranteed Period Option prior to the end of the Guaranteed Period and which are in excess of the cumulative interest credited at the time of, but prior to, the withdrawal are subject to an Excess Interest Adjustment on the amount withdrawn. An Excess Interest Adjustment may result in a loss of interest credited, or again of additional interest, but the Owner's Fixed Account Policy Values will always be credited with an effective annual interest rate of at least 3%. Surrender charges, if any, are applied after the Excess Interest Adjustment. However, upon full surrender the Owner is guaranteed return of Premium Payments to the Fixed Account, less partial withdrawals and transfers from the Fixed Account. See "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 42.) No transfers from any Guaranteed Period Option to any other Investment Option will be allowed prior to the end of the Guaranteed Period. (See "Transfers," below.)

  For purposes of crediting interest, the oldest Premium Payment or transfer into a Guaranteed Period Option within the Fixed Account, plus interest allocable to that Premium Payment or transfer, is considered to be withdrawn first; the next oldest Premium Payment or transfer plus interest is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). The Owner bears the risk that PFL will not credit interest in excess of 3% per year.

  Dollar Cost Averaging Fixed Account Option. PFL may offer a Dollar Cost Averaging Fixed Account Option separate from the Guaranteed Period Option(s). This option will have a one-year interest rate guarantee for amounts in the DCA Fixed Account and will only be available under a Dollar Cost Averaging
(DCA) program. If the Owner, for any reason, discontinues the DCA program before its completion, then the interest credited on amounts in the DCA account may be adjusted downward, but not below the minimum guaranteed effective annual interest rate of 3%. PFL may credit different interest rates for DCA programs of varying time periods. Interest credited on the amounts in the DCA Fixed Account will always be at least an annual effective rate of 3%.

  Prior to the Annuity Commencement Date, no transfers, except through a Dollar Cost Averaging program, will be allowed from the Dollar Cost Averaging Fixed Account. Dollar Cost Averaging transfers to Subaccounts of the Mutual Fund Account must begin within 30 days after the Premium Payment or transfer to the Dollar Cost Averaging Fixed Account. Transfers must be scheduled for at least six but not more than 24 months, or for at least four, but not more than eight calendar quarters. Transfers will continue until the elected Subaccount or DCA Fixed Account value is depleted. The amount transferred each time must be at least $500. All transfers from the DCA account will be the same amount as the initial transfer unless subsequently changed. Changes to the amount transferred will only be allowed after the minimums are satisfied or when additional premium is allocated or a new amount is transferred into the DCA account. If the amount transferred is changed, the minimums must be met again (that is, transfers must be scheduled for at least six more but not more than 24 months, or for at least four more, but not more than eight quarters). Changes can be made to the Subaccounts to which these transfers are allocated. Dollar Cost Averaging transfers from the Dollar Cost Averaging Fixed Account will not be subject to an Excess Interest Adjustment. (See "THE RETIREMENT BUILDER ACCOUNTS--Dollar Cost Averaging," p. 36.)

  Dollar cost averaging requires regular investment regardless of fluctuating prices and does not guarantee profits nor prevent losses in a declining market. Before electing this option, individuals should consider their financial ability to continue purchases through periods of both high and low price levels.

  Guaranteed Interest Rates. PFL periodically will establish an applicable Guaranteed Interest Rate for each of the Guaranteed Period Options within the Fixed Account, and the Dollar Cost Averaging Fixed Account Option. Current Guaranteed Interest Rates may be changed by PFL frequently or infrequently depending on interest rates on investments available to PFL and other factors as described below, but once established, the rate will be guaranteed for the entire duration of the Guaranteed Period. However, except for limited situations, any amount withdrawn or transferred will be subject to an Excess Interest Adjustment, except those at the end of the Guaranteed Period Option. (See "Excess Interest Adjustment," p. 42.)

  The Guaranteed Interest Rate will not be less than 3% per year regardless of any application of the Excess Interest Adjustment. PFL has no specific formula for determining the rate of interest that it will declare as a Guaranteed Interest Rate, as this rate will be reflective of interest rates available on the types of debt instruments in which PFL intends to invest amounts allocated to the Fixed Account. In addition, PFL's management may consider other factors in determining Guaranteed Interest Rates for a particular Guaranteed Period including but not limited to: regulatory and tax requirements; sales commissions and administrative expenses borne by the Company; general economic trends; and competitive factors. There is no obligation to declare a rate in excess of 3%; the Policy Owner assumes the risk that declared rates will not exceed 3%. PFL has complete discretion to declare any rate of at least 3%, regardless of market interest rates, the amounts earned by PFL on its investments, or any other factors.

  PFL'S MANAGEMENT HAS COMPLETE AND SOLE DISCRETION TO DETERMINE THE GUARANTEED INTEREST RATES. PFL CANNOT PREDICT OR GUARANTEE THE LEVEL OF FUTURE GUARANTEED INTEREST RATES, EXCEPT THAT PFL GUARANTEES THAT FUTURE GUARANTEED EFFECTIVE INTEREST RATES WILL NOT BE BELOW 3% PER YEAR.

TRANSFERS

  An Owner can transfer Policy Value from one Investment Option to another within certain limits.

  Subject to the limitations and restrictions described below, transfers from an Investment Option may be made, up to thirty days prior to the Annuity Commencement Date, by sending Written Notice, signed by the Owner, to the Administrative and Service Office. The minimum amount of Policy Value which may be transferred from a Subaccount of the Mutual Fund Account is the lesser of $500 or the entire Subaccount value. If the Subaccount value remaining after a transfer is less than $500, PFL reserves the right, at its discretion, to include that amount as part of the transfer.

  Subject to the limitations and restrictions described below, transfers currently may be made without charge as often as the Owner wishes, subject to the minimum dollar amounts specified above. PFL reserves the right to limit these transfers to no more than 12 per Policy Year in the future or to charge up to $10 per transfer in excess of 12 per Policy Year.

  Transfers of Policy Values from any of the Guaranteed Period Option(s) of the Fixed Account to any Subaccount(s) of the Mutual Fund Account are allowed only at the end of the Guaranteed Period(s), and will not be subject to an Excess Interest Adjustment at that time. The Owner must notify PFL within 30 days prior to the end of any expiring Guaranteed Period Option to instruct PFL regarding any transfers to be performed at that time. The Owner may, however, transfer amounts equal to the interest credited in any of the Guaranteed Period Option(s) to any Subaccount(s) of the Mutual Fund Account prior to the end of the Guaranteed Period. Each such Interest Transfer must be at least $50. The maximum Interest Transfer permitted from any Guaranteed Period Option before the end of the

Guaranteed Period will be the cumulative amount of interest credited for the Guaranteed Period Option at the time of, but prior to, the transfer. No Excess Interest Adjustment will apply to such Interest Transfers. Interest Transfers may affect the interest crediting rates on amounts remaining in the Guaranteed Period Option, since for purposes of crediting interest, PFL considers the oldest Premium Payment or transfer into the Guaranteed Period Option, plus interest allocable to that particular Premium Payment or transfer, to be withdrawn first.

  Transfers out of the Dollar Cost Averaging Fixed Account, except through a Dollar Cost Averaging program, are not allowed. (See "Dollar Cost Averaging," p. 36.)

  After the Annuity Commencement Date, transfers out of the Fixed Account are not permitted. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 45.)

  Transfers may be made by telephone, subject to the provisions described below under "Telephone Transactions."

REINSTATEMENTS

  Requests are occasionally received by PFL to reinstate funds which had been transferred to another life insurance company pursuant to a Code Section 1035 exchange or trustee-to-trustee transfer. In this situation PFL will require the Owner to replace the same total dollar amount of funds in the applicable Subaccounts and/or Fixed Accounts as was taken from them to effect the exchange. The total dollar amount of funds reapplied to the Mutual Fund Account will be used to purchase a number of Accumulation Units available for each Subaccount based on the Accumulation Unit values at the date of reinstatement (within two days of the date the funds are received by PFL). It should be noted that the number of Accumulation Units available on the Reinstatement date may be more or less than the number surrendered for the exchange. Amounts reapplied to the Fixed Account will be entitled to receive the interest rate they would otherwise have received had they not been withdrawn. However, an adjustment will be made to the amount reapplied to compensate PFL for the additional interest credited during the period of time between the withdrawal and the reapplication of the funds. Owners should consult a qualified personal tax adviser concerning the tax consequences of any Code Section 1035 exchanges or reinstatements.

TELEPHONE TRANSACTIONS

  Owners (or their designated registered representative) may make transfers and/or change the allocation of Additional Premium Payments by telephone if the "Telephone Transfer/Reallocation Authorization" box in the Policy application has been initialed or telephone transfers have been subsequently authorized by the Owner by appropriate Written Request. PFL will not be liable for following instructions communicated by telephone that it reasonably believes to be genuine. However, PFL will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. If PFL fails to do so, it may be liable for any losses due to unauthorized or fraudulent instructions. All telephone requests will be recorded on voice recorder equipment for the protection of the Owner. The Owner, when making telephone requests, will be required to provide the Owner's social security number, and/or other information for identification purposes.

  Telephone requests must be received at the Administrative and Service Office no later than 3:00 p.m. Central time in order to assure same-day pricing of the transaction.

  The telephone transaction privilege may be discontinued at any time as to some or all Owners and PFL may require written confirmation of a telephone transaction request at its discretion.

DOLLAR COST AVERAGING (DCA)

  Under the Dollar Cost Averaging program, prior to the Annuity Commencement Date, the Owner can instruct PFL to automatically transfer a dollar amount specified by the Owner from the DCA Fixed Account Option to any other Subaccount or Subaccounts of the Mutual Fund Account. The automatic transfers can occur monthly or quarterly and will occur on the 28th day of the month. If the DCA request is received prior to the 28th day of any month, the first transfer will occur on the 28th day of that month. If the DCA request is received on or after the 28th day of any month, the first transfer will occur on the 28th day of the following month. The amount transferred each time must be at least $500. A minimum of six monthly or four quarterly transfers are required and a maximum of 24 monthly or eight quarterly transfers are allowed from the DCA Fixed Account.

  Dollar Cost Averaging results in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer Accumulation Units when the Accumulation Unit value is high. However, there is no guarantee that the Dollar Cost Averaging program will result in higher Policy Values or will otherwise be successful.

  The Policy Owner may request Dollar Cost Averaging when purchasing the Policy or later. The program will terminate when the amount in the DCA Fixed Account is insufficient for the next transfer, at which time the entire remaining balance is transferred.

  The Owner may discontinue the program after satisfying the required minimum number of transfers at any time by sending a Written Notice to the Administrative and Service Office. The required minimum number of transfers (six monthly or four quarterly) must be satisfied each time the DCA program is restarted following termination of the program for any reason. Discontinuance of a DCA program may result in PFL reducing interest rates credited to amounts remaining in the DCA Fixed Account if the conditions established for a particular DCA program are not met. There is no charge for participation in this program.

ASSET REBALANCING

  Prior to the Annuity Commencement Date the Owner may instruct PFL to automatically transfer amounts among the Subaccounts of the Mutual Fund Account on a regular basis to maintain a desired allocation of the Policy Value among the various Subaccounts offered. Rebalancing will occur on a monthly, quarterly, semi-annual, or annual basis based on the Policy Date, and beginning on a date selected by the Owner. The Owner must select the percentage of the Policy Value desired in each of the various Subaccounts offered (totaling 100%). Any amounts in the Fixed Account are ignored for purposes of asset rebalancing.

Rebalancing may be started, stopped, or changed at any time, except that rebalancing will not be available when:

   (1) a Dollar Cost Averaging program is in effect; or

   (2) any other transfer is requested.

There is no charge for participation in this program.

                                  THE POLICY

  The Retirement Income Builder Variable Annuity Policy is a flexible premium variable annuity policy. The rights and benefits under the Policy are summarized below; however, the description of the Policy contained in this Prospectus is qualified in its entirety by reference to the Policy itself, a copy of which is available upon request from PFL. The Policy may be purchased on a non-tax qualified basis ("Nonqualified Policy"). The Policy may also be purchased and used in connection with retirement plans or individual retirement accounts that qualify for favorable federal income tax treatment ("Qualified Policy").

POLICY APPLICATION AND ISSUANCE OF POLICIES--PREMIUM PAYMENTS

  Before it will issue a Policy, PFL must receive a completed Policy application or transmittal form and a minimum initial Premium Payment of $2,000 for a Nonqualified or Qualified Policy. There is no minimum initial Premium Payment required for tax deferred 403(b) annuity purchases; any amount selected by the Owner in such case, up to the maximum total premium payment allowed by PFL, may be used to start a Policy. The initial Premium Payment for tax deferred 403(b) purchases must be received within 90 days following the Policy Date, otherwise the Policy will be canceled. PFL reserves the right to increase or decrease this amount for a class of Policies issued after some future date. The initial Premium Payment is the only Premium Payment required to be paid under a Policy. A Policy ordinarily will be issued only in respect of Annuitants Age 0 through 80. Acceptance or declination of an application shall be based on PFL's underwriting standards, and PFL reserves the right to reject any application or Premium Payment based on those underwriting standards.

  If the application or transmittal form can be accepted in the form received, the initial Premium Payment will be credited to the Policy Value within two Business Days after the later of receipt of the information needed to issue the Policy or receipt of the initial Premium Payment. If the initial Premium Payment cannot be credited because the application or other issuing requirements are incomplete, the applicant will be contacted within five Business Days and given an explanation for the delay and the initial Premium Payment will be returned at that time unless the applicant consents to PFL's retaining the initial Premium Payment and crediting it as soon as the necessary requirements are fulfilled.

  PFL may, if the application or transmittal form can be accepted in the form received, credit the initial Premium Payment to the Policy Value within one Business Day after the later of receipt by PFL's agent of the information needed or the Premium Payment.

  The date on which the initial Premium Payment is credited to the Policy Value is the Policy Date. The Policy Date is the date used to determine Policy Years and Policy Anniversaries.

  All checks or drafts for Premium Payments should be made payable to PFL Life Insurance Company and sent to the Administrative and Service Office. The Death Benefit will not take effect until the check or draft for the Premium Payment is honored.

  Additional Premium Payments. While the Annuitant is living and prior to the Annuity Commencement Date, the Owner may make Additional Premium Payments at any time, and in any frequency. The minimum Additional Premium Payment under both a Nonqualified Policy and a Qualified Policy is $50. Additional Premium Payments will be credited to the Policy and added to the Policy Value as of the Business Day when the premium and required information are received.

  Maximum Total Premium Payments. The maximum total Premium Payments allowed without prior approval of PFL is $1,000,000.

  Allocation of Premium Payments. An Owner must allocate Premium Payments to one or more of the Investment Options. The Owner must specify the initial allocation in the Policy application or transmittal form. This allocation will be used for Additional Premium Payments unless the Owner requests a change of allocation. All allocations must be made in whole percentages and must total 100%. However, the portion of the initial Premium Payment which is allocated to the Mutual Fund Account will be temporarily allocated entirely to the Money Market Portfolio of the Mutual Fund Account only for a period of time equal to the greater of the Policy's Right to Cancel Period, or fourteen (14) days following the Policy Date. (See "SUMMARY OF THE POLICY--Right to Cancel Period," p. 9.) Based on current state laws, the maximum right to cancel period, and therefore maximum period of time the funds are expected to be allocated to the money market account, is 30 days from the date the policy is issued. At the end of that period, the Policy Value in the Money Market Portfolio will then be allocated to the Subaccount(s) of the Mutual Fund Account in accordance with the allocation percentages specified by the Owner. If Premium Payments are allocated to the Dollar Cost Averaging Fixed Account, directions regarding the Subaccount(s) to which transfers are to be made must be specified on the application or other proper Written Request. If the Owner fails to specify how Premium Payments are to be allocated, the Premium Payment(s) cannot be accepted.

  The Owner may change the allocation instructions for future Additional Premium Payments by sending a Written Notice, signed by the Owner, to PFL's Administrative and Service Office, or by telephone (subject to the provisions described under "THE RETIREMENT BUILDER ACCOUNTS--Telephone Transactions," p.
35). The allocation change will apply to Premium Payments received after the date the Written Notice or telephone request is received.

  Payment Not Honored by Bank. Any payment due under the Policy which is derived, all or in part, from any amount paid to PFL by check or draft may be postponed until such time as PFL determines that such instrument has been honored.

POLICY VALUE

  On or before the Annuity Commencement Date, the Policy Value is equal to the
Owner's:

    (1) Premium Payments; minus

    (2) Partial Withdrawals (including any applicable Excess Interest Adjustments and/or Surrender Charges on such withdrawals); plus

    (3) interest credited in the Fixed Account; plus or minus

    (4) accumulated gains or losses in the Mutual Fund Account; minus

    (5) Service Charges, premium taxes and transfer fees, if any.

  The Policy Value is expected to change from Valuation Period to Valuation Period, reflecting the investment experience of the selected Subaccount(s), as well as the deductions for charges. A Valuation Period is the period between successive Business Days. It begins at the close of business on each Business Day and ends at the close of business on the next succeeding Business Day. A Business Day is each day that the New York Stock Exchange is open for trading. Holidays are generally not Business Days.

  The Mutual Fund Policy Value. When a Premium Payment is allocated or an amount is transferred to a Subaccount of the Mutual Fund Account, it is credited to the Policy Value in the form of Accumulation Units. Each Subaccount of the Mutual Fund Account has a distinct Accumulation Unit value. The number of units credited is determined by dividing the Premium Payment or amount transferred to the Subaccount by the Accumulation Unit value of the Subaccount as of the end of the Valuation Period during which the allocation is made. When amounts are transferred out of, or fully surrendered or partially withdrawn from a Subaccount, Accumulation Units are canceled or redeemed in a similar manner.

  For each Subaccount, the Accumulation Unit Value for a given Business Day is based on the net asset value of a share of the corresponding Portfolio of the Underlying Funds less any applicable charges or fees. Therefore, the Accumulation Unit Values will fluctuate from day to day based on the investment experience of the corresponding Portfolio. The determination of Subaccount Accumulation Unit Values is described in detail in the Statement of Additional Information.

ADJUSTED POLICY VALUE (APV)

  The Adjusted Policy Value is the Policy Value increased or decreased by any Excess Interest Adjustment applied at the time of surrender or on the Annuity Commencement Date.

  The Adjusted Policy Value will be used on the Annuity Commencement Date to provide the amount of annuity payments under a Policy.

AMENDMENTS

  No change in the Policy is valid unless made in writing by PFL and approved by one of PFL's officers. No registered representative has authority to change or waive any provision of the Policy.

  PFL reserves the right to amend the Policies to meet the requirements of the Code, regulations or published rulings. An Owner can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

NON-PARTICIPATING POLICY

  The Policy does not participate or share in the profits or surplus earnings of PFL. No dividends are payable on the Policy.

                        DISTRIBUTIONS UNDER THE POLICY

SURRENDERS

  Prior to the Annuity Commencement Date, the Owner may surrender all or a portion of the Cash Value in exchange for a payment from PFL. The Cash Value is the Adjusted Policy Value, less the Surrender Charge, if any. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payment Options," p. 45.) The Policy cannot be surrendered after the Annuity Commencement Date. (See "DISTRIBUTIONS UNDER THE POLICY--Annuity Payments," p. 43.)

  When requesting a partial surrender ($500 minimum), the Owner must instruct PFL how the amount withdrawn is to be allocated among various Investment Options. If the Owner's request for a partial surrender from a Guaranteed Period Option of the Fixed Account is greater than the Cash Value of that Guaranteed Period Option, PFL will pay the Owner the amount of the Cash Value of that Guaranteed Period Option. If no allocation instructions are given, the withdrawal will be deducted from each Investment Option in the same proportion that the Owner's interest in each Investment Option bears to the total Policy Value. PFL reserves the right to defer payment of the Cash Value from the Fixed Account for up to six months.

  In each Policy Year the Owner may request partial surrenders ($500 minimum) of up to 10% of the Policy Value free of Surrender Charges. The percentage that may be taken free of Surrender Charges each Policy Year is cumulative. This is referred to as the Cumulative Free Percentage. That is, Cumulative Free Percentages which are not taken are carried forward and are available to be taken in the following Policy Year free of Surrender Charges. Cumulative Free percentage withdrawals previously taken (that is, lump sums, systematic payouts, nursing care and terminal condition withdrawals, minimum required distributions, and unemployment withdrawals) reduce the Cumulative Free Percentage that is available. For example, 10% Cumulative Free Percentage is available at the beginning of the first Policy Year. If no partial withdrawals are taken in the first Policy Year, the first year unused Cumulative Free Percentage of 10% is carried forward to the second Policy Year. The unused 10% from year one plus 10% additional Cumulative Free Percentage available at the beginning of Policy Year two accumulates to a 20% Cumulative Free Percentage as of the beginning of Policy Year two. Assume only 5% is used in Policy Year two. Thus the Cumulative Free Percentage available as of the beginning of Policy Year three would be 25% (that is, 20% - 5% = 15% unused from Policy Year two, plus an additional 10% available at the beginning of Policy Year three). Amounts withdrawn in excess of the available Cumulative Free Percentage will be subject to a Surrender Charge (up to 6%). Neither a Surrender Charge nor an Excess Interest Adjustment will be assessed if the withdrawal is necessary to meet the minimum distribution requirements for that Policy specified by the IRS for tax qualified plans.

  Upon full surrender or partial withdrawal, the cumulative interest credited at the time of, but prior to, the surrender or withdrawal will not be subject to an Excess Interest Adjustment.

  Surrenders or partial withdrawals that are allowed free of Surrender Charges will reduce the Policy Value by the amount withdrawn. Surrendered or partially withdrawn amounts in excess of the portion that is free of Surrender Charges are Excess Partial Withdrawals. Excess Partial Withdrawals will reduce the Policy Value by an amount equal to (X - Y + Z) where:

  X=   Excess Partial Withdrawal

  Y= Excess Interest Adjustment, which is applicable to the Excess Partial Withdrawal

  Z=   Surrender Charge on X minus Y.

  For a discussion of the Surrender Charge, see "CHARGES AND DEDUCTIONS-- Surrender Charge," p. 51. For a discussion of the Excess Interest Adjustment, see "DISTRIBUTIONS UNDER THE POLICY--Excess Interest Adjustment," p. 42 and Appendix "A".

  Since the Owner assumes the investment risk with respect to all Premium Payments allocated to the Mutual Fund Account, and because withdrawals may be subject to an Excess Interest Adjustment and to a Surrender Charge, and possibly premium taxes, the total amount paid upon total surrender of the Cash Value (taking any prior surrenders into account) may be more or less than the total Premium Payments made. Following a surrender of the total Cash Value, or at any time the Policy Value is zero, all rights of the Owner and Annuitant will terminate.

  In addition to any applicable Excess Interest Adjustment, Surrender Charge, and premium tax, surrenders and partial withdrawals may be subject to income taxes and, if taken prior to age 59 1/2, a ten percent Federal penalty tax. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 54.)

NURSING CARE AND TERMINAL CONDITION WITHDRAWAL OPTION

  In some states, if the Owner or Owner's spouse (Annuitant or Annuitant's spouse if the Owner is not a natural person)--(1) has been confined in a hospital or nursing facility for 30 consecutive days or (2) has been diagnosed as having a terminal condition as defined in the Policy or endorsement (generally a life expectancy of 12 months or less), then the Surrender Charge and Excess Interest Adjustment are not imposed on surrenders or partial withdrawals. (Since this benefit may not be available in all states, see the Policy or endorsement for details.) (See DISTRIBUTIONS UNDER THE POLICY-- Nursing Care and Terminal Condition Withdrawal Option," p. 41.)

UNEMPLOYMENT WAIVER

  The Owner may withdraw all or a portion of the Policy Value free of Surrender Charges and free of Excess Interest Adjustments if the Owner or Owner's spouse (Annuitant or Annuitant's spouse, if the Owner is not a natural person) becomes unemployed. In order to qualify, the affected individual 1) must have been employed full time for at least two years prior to becoming unemployed, 2) must have been employed full time on the Policy Date, 3) must have been unemployed for at least 60 consecutive days at the time of withdrawal, and 4) must have a minimum Cash Value at the time of withdrawal of $5,000. Proof of unemployment will consist of providing PFL with a determination letter from the applicable State's Department of Labor which verifies that the individual qualifies for and is receiving unemployment benefits at the time of withdrawal. The determination letter must be received by PFL no later than fifteen (15) days following the date PFL receives the withdrawal request. (This benefit may not be available in all states--see the Policy or endorsement for details.)

EXCESS INTEREST ADJUSTMENT (EIA)

  Full surrenders, partial withdrawals, and amounts applied to an Annuity Payment Option (prior to the end of any Guaranteed Period) from the Fixed Account Guaranteed Period Options will be subject to an Excess Interest Adjustment except as provided for under "Surrenders" or "Nursing Care and Terminal Condition Withdrawal Option" above or "Systematic Payout Option,"
p. 42.

  The Excess Interest Adjustment partially compensates PFL for the foregoing early removal of funds from the Guaranteed Period Options where interest rates declared by PFL have risen since the date of the guarantee. Conversely, the Excess Interest Adjustment allows PFL to share the benefit of falling interest rates with the Owner upon such withdrawals.

  Generally, if interest rates declared by PFL have risen since the date of the guarantee, the application of the Excess Interest Adjustment (a negative Excess Interest Adjustment in this case) will result in a lower Cash Value upon surrender. Conversely, if interest rates have fallen since the date of the guarantee, the application of the Excess Interest Adjustment (a positive Excess Interest Adjustment in this case) will result in a higher Cash Value upon surrender.

  Excess Interest Adjustments will not reduce the Adjusted Policy Value at the time of full surrender for a Guaranteed Period Option below the amount paid into, less any prior partial withdrawals and transfers from that Guaranteed Period Option, plus interest at the Policy's minimum guaranteed effective annual interest rate of 3%.

  The formula for calculating the Excess Interest Adjustment and examples of the application of the Excess Interest Adjustments are set forth in Appendix A to this Prospectus.

SYSTEMATIC PAYOUT OPTION

  Under the Systematic Payout Option, Owners can instruct PFL to make automatic payments to them monthly, quarterly, semi-annually or annually from specified Investment Options (except the DCA account). Monthly and quarterly payments can only be accomplished by electronic funds transfer directly to a checking or savings account. The minimum payment is $50. The maximum payment is 10% of the Policy Value at the time the Systematic Payout is made divided by the number of payments made per year (for example, 12 for monthly). If this requested amount is below the minimum distribution requirements for that Policy specified by the IRS for tax qualified plans, the maximum payment will be increased to this minimum required distribution amount. Only partial withdrawal requests which are in excess of the minimum required distribution will be subject to any applicable Surrender Charge and/or Excess Interest Adjustment. The "Request for Systematic Payout" form must specify a date for the first payment, which must be at least 30 days but not more than one year after the form is submitted (that is, Systematic Payouts will start at the end of the payment mode selected, but not earlier than 30 days from the date of request).

  The Surrender Charge and Excess Interest Adjustment will be waived for Owners under age 59 1/2 on Qualified Policies if they take Systematic Payouts using one of the payout methods described in I.R.S. Notice 89-25, Q&A-12 (the Life Expectancy Recalculation Option, Amortization, or Annuity Factor) which generally requires payments for life or life expectancy. These payments must be continued until the later of age 59 1/2 or five years from commencement of the payments. No additional withdrawals may be taken during the time these payments are made. For Qualified Policies, Owners age 59 1/2 or older, the Surrender Charge and Excess Interest Adjustment will be waived if payments are made using the Life Expectancy Recalculation Option.

  In addition, for either Qualified or Nonqualified Policies, the Surrender Charge will not be imposed on Systematic Payouts. Only Systematic Payouts in excess of the cumulative interest credited at the time of, but prior to, the payout will be subject to an Excess Interest Adjustment.

  In certain circumstances amounts withdrawn pursuant to a Systematic Payout may be included in the Owner's gross income and may be subject to penalty taxes. In addition, Qualified Policies are subject to complex rules with respect to restrictions on and taxation of distributions, including the applicability of penalty taxes. Therefore, the Owner should consult a qualified tax adviser before requesting a Systematic Payout. In certain circumstances withdrawn amounts may be included in the Owner's gross income. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 54.)

ANNUITY PAYMENTS

  Annuity Commencement Date. Unless the Annuity Commencement Date is changed, Annuity Payments under a Policy will begin on the Annuity Commencement Date which is selected by the Owner at the time the Policy is applied for. The Annuity Commencement Date may be changed from time to time by the Owner by Written Notice to PFL, provided that notice of each change is received by PFL at its Administrative and Service Office at least thirty (30) days prior to the then current Annuity Commencement Date. Except as otherwise permitted by PFL, a new Annuity Commencement Date must be a date which is:

(1) at least thirty (30) days after the date notice of the change is received by PFL and (2) not later than the last day of the Policy month starting after the Annuitant attains age 85. In no event will an Annuity Commencement Date be permitted to be later than the last day of the Policy month following the month in which the Annuitant attains age 95. The laws of some states may require earlier Annuity Commencement Dates. The Annuity Commencement Date may also be changed by the Beneficiary's election of the Annuity Option after the Annuitant's death.

  Election of Payment Option. During the lifetime of the Annuitant and prior to the Annuity Commencement Date, the Owner may choose a Payment Option or change the election, but Written Notice of any election or change of election must be received by PFL at its Administrative and Service Office at least thirty (30) days prior to the Annuity Commencement Date. If no election is made prior to the Annuity Commencement Date, Annuity Payments will be made under (i) Option 3, life income with level payments for 10 years certain, using the existing Adjusted Policy Value of the Fixed Account, or (ii) under Option 3-V, life income with variable payments for 10 years certain using the existing Policy Value of the Mutual Fund Account, or (iii) in a combination of
(i) and (ii). If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL reserves the right to pay it in one lump sum in lieu of applying it under a Payment Option.

  Prior to the Annuity Commencement Date, the Beneficiary may elect to receive the Death Benefit in a lump sum or under one of the Payment Options, to the extent allowed by law and subject to the terms of any settlement agreement. (See "Death Benefit," p. 48.) Annuity Payments will be made on either a fixed basis or a variable basis as selected by the Owner (or the Beneficiary, after the Annuitant's death).

  The person who elects a Payment Option can also name one or more successor payees to receive any unpaid amount PFL has at the death of a payee. Naming these payees cancels any prior choice of a successor payee.

  A payee who did not elect the Payment Option does not have the right to advance or assign payments, take the payments in one sum, or make any other change. However, the payee may be given the right to do one or more of these things if the person who elects the option tells PFL in writing and PFL agrees.

  Unless the Owner specifies otherwise, the payee shall be the Annuitant, or, after the Annuitant's death, the Beneficiary. PFL may require written proof of the age of any person who has an annuity purchased under Option 3, 3-V, 5 or 5-V.

  Premium Tax. PFL may be required by state law to pay premium tax on the amount applied to a payment option or upon withdrawal. If so, PFL will deduct the premium tax before applying or paying the proceeds.

  Supplementary Contract. Once proceeds become payable and a Payment Option has been selected, the Policy will terminate and PFL will issue a Supplementary Contract to reflect the terms of the option selected. The Supplementary Contract will name the payees and will describe the payment schedule.

ANNUITY PAYMENT OPTIONS

  The Policy provides five Payment Options which are described below. Two of these are offered as either "Fixed Payment Options" or "Variable Payment Options," and three are only available as Fixed Payment Options. The Owner may elect a Fixed Payment Option, a Variable Payment Option, or a combination of both. If the Owner elects a combination, he must specify what part of the Policy proceeds are to be applied to the Fixed and Variable Payment Options (and he must also specify which Subaccounts for the Variable Payment Options).

  NOTE CAREFULLY: Under Payment Options 3(l) and 5 (including 3-V(l) and 5-V), it would be possible for only one Annuity Payment to be made if the Annuitant(s) were to die before the due date of the second Annuity Payment; only two Annuity Payments if the Annuitant(s) were to die before the due date of the third Annuity Payment; and so forth.

  On the Annuity Commencement Date, the Adjusted Policy Value will be applied to provide for Annuity Payments under the selected Annuity Option as specified. The Adjusted Policy Value is the Policy Value for the Valuation Period which ends immediately preceding the Annuity Commencement Date, including the effect of any applicable Excess Interest Adjustment.

  The effect of choosing a Fixed Payment Option is that the amount of each payment will be set on the Annuity Commencement Date and will not change. If a Fixed Payment Option is selected, the Adjusted Policy Value will be transferred to the general account of PFL, and the Annuity Payments will be fixed in amount by the fixed annuity provisions selected and the age and sex (if consideration of sex is allowed) of the Annuitant. For further information, contact PFL at its Administrative and Service Office.

  Guaranteed Values. There are five Fixed Payment Options. Payment Options 1, 2 and 4 are based on a guaranteed interest rate of 3%. Payment Options 3 and 5 are based on a guaranteed interest rate of 3% using the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.)

  Payment Option 1--Interest Payments. The Adjusted Policy Value may be left with PFL for any agreed-upon term. PFL will pay the interest in equal payments or it may be left to accumulate. Withdrawal rights will be agreed upon by the Owner and PFL when the option is elected.

  Payment Option 2--Income for a Specified Period. Level payments of the proceeds with interest are made for the fixed period elected, at which time the funds are exhausted.

  Payment Option 3--Life Income. An election may be made between:

    1. "No Period Certain"--Level payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Level Payments will be made for the longer of the Annuitant's lifetime or ten years.

    3. "Guaranteed Return of Policy Proceeds"--Level payments will be made for the longer of the Annuitant's lifetime or until the total dollar amount of payments made equals the proceeds applied to the income option.

  Payment Option 4--Income of a Specified Amount. Payments are made for any specified amount until the proceeds with interest are exhausted.

  Payment Option 5--Joint and Survivor Annuity. Payments are made during the joint lifetime of the payee and a joint payee of the Owner's selection. Payments will be made as long as either person is living.

  For Payment Options 2, 3, and 4, in the event of the death of the person receiving payments prior to the end of the Guaranteed Period, payments will be continued to that person's beneficiary or their present value may be paid in a single sum.

  Other Payment Options may be arranged by agreement with PFL. Certain options may not be available in some states.

  Current immediate annuity rates for the same class of annuities will be used if higher than the guaranteed rates (guaranteed rates are based upon the mortality tables and/or guaranteed interest rates specified in the Policy under the section entitled "Annuity Payments"). Current amounts may be obtained from PFL.

  Variable Payment Options. The dollar amount of the first Variable Annuity Payment will be determined in accordance with the annuity payment rates set forth in the applicable table contained in the Policy. The tables are based on a 5% effective annual Assumed Investment Return and the "1983 Table a" (male, female, and unisex if required by law) mortality table improved to the year 2000 with projection Scale G. ("The 1983 Table a" mortality rates are adjusted based on improvements in mortality since 1983 to more appropriately reflect increased longevity. This is accomplished using a set of improvement factors referred to as projection scale G.) The dollar amount of additional Variable Annuity Payments will vary based on the investment performance of the Subaccount(s) of the Mutual Fund Account selected by the Annuitant or Beneficiary. If the actual investment performance exactly matched the Assumed Investment Return of 5% at all times, the amount of each Variable Annuity Payment would remain equal. If actual investment performance exceeds the Assumed Investment Return, the amount of the Variable Annuity Payments would increase. Conversely, if actual investment performance is lower than the Assumed Investment Return, the amount of the Variable Annuity Payments would decrease.

  Determination of the First Variable Payment. The amount of the first variable payment depends upon the sex (if consideration of sex is allowed under state law) and adjusted age of the Annuitant. The adjusted age is the Annuitant's actual age nearest birthday, on the Annuity Commencement Date, adjusted as follows:

       ANNUITY COMMENCEMENT DATE   ADJUSTED AGE
       -------------------------   ------------
       Before
         2001                      Actual Age
       2001-
         2010                      Actual Age minus 1
       2011-
         2020                      Actual Age minus 2
       2021-
         2030                      Actual Age minus 3
       2031-
         2040                      Actual Age minus 4
       After
         2040                      As determined by PFL

  This adjustment assumes an increase in life expectancy, and therefore it results in lower payments than without such an adjustment.

  The following Variable Payment Options generally are available:

  Payment Option 3-V--Life Income. An election may be made between:

    l. "No Period Certain"--Payments will be made during the lifetime of the Annuitant.

    2. "10 Years Certain"--Payments will be made for the longer of the Annuitant's lifetime or ten years.

  Payment Option 5-V--Joint and Survivor Annuity. Payments are made as long as either the payee or the joint payee is living.

  Certain Payment Options may not be available in some states.

  Determination of Additional Variable Payments. All Variable Annuity Payments other than the first are calculated using "Annuity Units" which are credited to the Policy. The number of Annuity Units to be credited in respect of a particular Subaccount is determined by dividing that portion of the first Variable Annuity Payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount on the Annuity Commencement Date. The number of Annuity Units of each particular Subaccount credited to the Policy then remains fixed, assuming no transfers to or from that Subaccount occur. The dollar value of variable Annuity Units in the chosen Subaccount will increase or decrease reflecting the investment experience of the chosen Subaccount. The dollar amount of each Variable Annuity Payment after the first may increase, decrease or remain constant, and is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each particular Subaccount credited to the Policy by the Annuity Unit value for the particular Subaccount on the date the payment is made.

  Transfers. A Policy Owner may transfer the value of the Annuity Units from one Subaccount to another within the Mutual Fund Account or to the Fixed Account. However, after the Annuity Commencement Date no transfers may be made from the Fixed Account to the Mutual Fund Account. The minimum amount which may be transferred is the lesser of $10 of monthly income or the entire monthly income of the variable Annuity Units in the Subaccount from which the transfer is being made. The remaining Annuity Units in the Subaccount must provide at least $10 of monthly income. If, after a transfer, the monthly income of the remaining Annuity Units in a Subaccount would be less than $10, PFL reserves the right to include those Annuity Units as part of the transfer. PFL reserves the right to limit transfers between Subaccounts or from the Mutual Fund Account to the Guaranteed Period Options of the Fixed Account after the Annuity Commencement Date to once per Policy Year.

  Tax Withholding. A portion or the entire amount of the Annuity Payments may be taxable as ordinary income. If, at the time the Annuity Payments begin, the Owner has not provided PFL with a written election not to have federal income taxes withheld, PFL must by law withhold such taxes from the taxable portion of such annuity payments and remit that amount to the federal government. Withholding is mandatory for certain qualified Policies. (See "CERTAIN FEDERAL INCOME TAX CONSEQUENCES," p. 54)

  Adjustment of Annuity Payments. Payments will be made at 1, 3, 6, or 12 month intervals. If the individual payments provided for would be or become less than $50, PFL may change, at its discretion, the frequency of payments to such intervals as will result in payments of at least $50. If the Adjusted Policy Value on the Annuity Commencement Date is less than $2,000, PFL may pay such value in one sum in lieu of the payments otherwise provided for.

DEATH BENEFIT

  Death of Annuitant Prior to Annuity Commencement Date. A Death Benefit will be paid to the Beneficiary if the Owner, who is the Annuitant, dies prior to the Annuity Commencement Date. The amount of the Death Benefit will be the greatest of a) the Policy Value on the date proof of the Owner's death and an election of the method of settlement are received by PFL's Administrative and Service Office, b) the Cash Value on the date PFL receives due proof of death and an election of a method of settlement, and c) the Guaranteed Minimum Death Benefit ("GMDB") described below, plus Premium Payments less Partial Withdrawals, from the date of death to the date the death proceeds are paid.

  There are three Guaranteed Minimum Death Benefit options available, (A) the "Return of Premium Death Benefit", (B) the "5% Annually Compounding Death Benefit," and (C) the "Annual Step-Up Death Benefit."

  The "Return of Premium Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals (defined below), as of the date of death.

  The "5% Annually Compounding Death Benefit" is the total Premium Payments less any Adjusted Partial Withdrawals (defined below) plus interest at an effective annual rate of 5% from the payment or withdrawal date up to the earlier of the date of death or the Owner's 81st birthday. There is an extra charge for this Death Benefit (See "CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee," p. 52.)

  The "Annual Step-Up Death Benefit" is the largest Policy Value on the issue date or on any Policy Anniversary prior to the earlier of the date of death or the Owner's 81st birthday, plus any premiums paid, less any partial withdrawals taken, subsequent to the date of the largest anniversary Policy Value. There is an extra charge for this Death Benefit. (See CHARGES AND DEDUCTIONS--Mortality and Expense Risk Fee, p. 52.)

  Under all three Death Benefit Options, if the surviving spouse elects to continue the Policy in lieu of receiving the Death Benefit, an amount equal to the excess, if any, of the Guaranteed Minimum Death Benefit (i.e., the Return of

Premium Death Benefit, the 5% Annually Compounding Death Benefit, or the Annual Step-Up Death Benefit) over the Policy Value, will then be added to the Policy Value. This amount will be added only once, at the time of such election.

  If no choice of Guaranteed Minimum Death Benefit is made in the Policy application, the "Return of Premium Death Benefit" will apply. After the Policy Date, an election cannot be made and the Death Benefit option cannot be changed.

  Adjusted Partial Withdrawal. To determine the Guaranteed Minimum Death Benefit for each partial withdrawal, the Adjusted Partial Withdrawal is the sum of (1) and (2), where

  (1) The Surrender-charge-free withdrawal amount taken and,

  (2) The amount that an Excess Partial Withdrawal reduces the Policy Value (See "DISTRIBUTIONS UNDER THE POLICY--Surrenders," p. 40.) times [(a) divided by (b)] where:

    (a)is the amount of the Death Benefit prior to the Excess Partial Withdrawal; and

    (b) is the Policy Value prior to the Excess Partial Withdrawal.

  If a partial withdrawal is taken when the Guaranteed Minimum Death Benefit exceeds the Policy Value, then the partial withdrawal amount used to determine the Guaranteed Minimum Death Benefit will exceed the amount of the partial withdrawal. In that case, the total proceeds of a partial withdrawal followed by a Death Benefit could be less than total Premium Payments.

  If the Annuitant who is not the Owner dies, the Owner will become the Annuitant and no Death Benefits are payable unless the Owner specifically requests on the Policy application or in writing that the Death Benefit be paid upon the Annuitant's death and PFL agrees to such election. See your Policy's provisions.

  Due Proof of Death of the Annuitant is proof that the Annuitant who is the Owner died prior to the commencement of Annuity Payments. Upon receipt of this proof and an election of a method of settlement and return of the Policy, the Death Benefit generally will be paid within seven days, or as soon thereafter as PFL has sufficient information about the Beneficiary to make the payment. The Beneficiary may receive the amount payable in a lump sum cash benefit, or, subject to any limitation under any state or federal law, rule, or regulation, under one of the Payment Options described above, unless a settlement agreement is effective at the death of the Owner preventing such election.

  If the Annuitant was the Owner, and the Beneficiary was not the Annuitant's spouse, the Death Benefit must (1) be distributed within five years of the date of the deceased Owner's death, or (2) payments under a Payment Option must begin no later than one year after the deceased Owner's death and must be made for the Beneficiary's lifetime or for a period certain (so long as any certain period does not exceed the Beneficiary's life expectancy). Death Proceeds which are not paid to or for the benefit of a natural person must be distributed within five years of the date of the deceased Owner's death. If the sole Beneficiary is the deceased Owner's surviving spouse, such spouse may elect to continue the Policy as the new Annuitant and Owner instead of receiving the Death Benefit. (See "Federal Tax Matters" in the Statement of Additional Information.)

  If the Annuitant is not the Owner, and the Owner dies prior to the Annuity Commencement Date, a Successor Owner may surrender the Policy at any time for the amount of the Adjusted Policy Value. If the successor owner is not the deceased Owner's spouse, however, the Adjusted Policy Value must be distributed: (1) within five years after the date of the deceased Owner's death, or (2) payments under a Payment Option must begin no later than one year after the deceased Owner's death and must be made for the successor Owner's lifetime or for a period certain (so long as any period certain does not exceed the successor Owner's life expectancy).

  Death On or After Annuity Commencement Date. The Death Benefit payable on or after the Annuity Commencement Date depends on the Payment Option selected. If any Owner dies on or after the Annuity Commencement Date, but before the entire interest in the Policy is distributed, the remaining portion of such interest in the Policy will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death.

  Beneficiary. The Beneficiary designation in the application will remain in effect until changed. The Owner may change the designated Beneficiary by sending Written Notice to PFL. The Beneficiary's consent to such change is not required unless the Beneficiary was irrevocably designated or consent is required by law. (If an irrevocable Beneficiary dies, the Owner may then designate a new Beneficiary.) The change will take effect as of the date the Owner signs the Written Notice, whether or not the Owner is living when the Notice is received by PFL. PFL will not be liable for any payment made before the Written Notice is received. If more than one Beneficiary is designated, and the Owner fails to specify their interests, they will share equally.

DEATH OF OWNER

  Federal tax law requires that if any Owner (including any joint Owner or any Successor Owner who has become a current Owner) dies before the Annuity Commencement Date, then the entire value of the Policy must generally be distributed within five years of the date of death of such Owner. Certain rules apply where 1) the spouse of the deceased Owner is the sole beneficiary,
2) the Owner is not a natural person and the primary Annuitant dies or is changed, or 3) any Owner dies after the Annuity Commencement Date. See "Federal Tax Matters" in the Statement of Additional Information for a detailed description of these rules. Other rules may apply to Qualified Policies. (See also "Death Benefit" p. 48.)

RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

  Section 36.105 of the Texas Educational Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity Policy issued under the ORP only upon: (1) termination of employment in the Texas public institutions of higher education; (2) retirement; or (3) death. Accordingly, a participant in the ORP (or the participant's estate if the participant has died) will be required to obtain a certificate of termination from the employer or a certificate of death before the account can be redeemed.

RESTRICTIONS UNDER SECTION 403(B) PLANS

  Section 403(b) of the Internal Revenue Code provides for tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. In accordance with the requirements of Section 403(b), any Policy used for a 403(b) plan will prohibit distributions of elective contributions and earnings on elective contributions except upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

RESTRICTIONS UNDER QUALIFIED POLICIES

  Other restrictions with respect to the election, commencement, or distribution of benefits may apply under Qualified Policies or under the terms of the plans in respect of which Qualified Policies are issued.

                            CHARGES AND DEDUCTIONS

  No deductions are made from Premium Payments, so that the full amount of each Premium Payment is invested in one or more of the Accounts. PFL will make certain charges and deductions in connection with the Policy in order to compensate it for incurring expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the Accounts and the Policies. Charges may also be made for premium taxes, federal, state or local taxes, or for certain transfers or other transactions. Charges and expenses are also deducted from the Underlying Funds.

SURRENDER CHARGE

  PFL will incur expenses relating to the sale of Policies, including commissions to registered representatives and other promotional expenses. PFL may apply a Surrender Charge, which is a contingent deferred sales charge, to any amount surrendered (i.e., withdrawn) in connection with a full or partial Policy surrender in order to cover distribution expenses. A Surrender Charge, if applicable, will only be applied to withdrawals which exceed the Cumulative Free Percentage at the time of, but prior to, the withdrawal. (See "DISTRIBUTIONS UNDER THE POLICY-- Surrenders" p. 40.)

  The Surrender Charge is not imposed upon exercise of the Nursing Care and Terminal Condition Withdrawal Option. This feature may not be available in all states. (See "DISTRIBUTIONS UNDER THE POLICY--Nursing Care and Terminal Condition Withdrawal Option," p. 41.) The Surrender Charge is also waived upon certain Systematic Payouts. (See "DISTRIBUTIONS UNDER THE POLICY--Systematic Payout Option," p. 42.).

  The amount of the Surrender Charge is determined by multiplying the amount of the Premium Payment withdrawn by the applicable Surrender Charge Percentage. The applicable Surrender Charge Percentage will depend upon the number of years that have elapsed since the Premium Payment that is being withdrawn was made. For this purpose, surrenders are allocated to Premium

Payments on a "first-in, first-out" basis, i.e., first to the oldest Premium Payment, then to the next oldest Premium Payment and so on. Premium Payments are deemed to be withdrawn before earnings, and after all Premium Payments have been withdrawn, the remaining Adjusted Policy Value may be withdrawn without any Surrender Charge. The following is the table of Surrender Charge
Percentages:

                                  APPLICABLE SURRENDER CHARGE
     NUMBER OF YEARS SINCE        PERCENTAGE (AS PERCENTAGE OF
        PREMIUM PAYMENT            PREMIUM PAYMENT WITHDRAWN)
     ---------------------        ----------------------------
     Less than 1........................................ 6%
     At least 1 and less than 2......................... 6%
     At least 2 and less than 3......................... 6%
     At least 3 and less than 4......................... 4%
     At least 4 and less than 5......................... 2%
     5 or more.......................................... 0%

  No Surrender Charge will be applied after the tenth Policy Year.

  PFL anticipates that the Surrender Charge will not generate sufficient funds to pay the cost of distributing the Policies. If this charge is insufficient to cover the distribution expenses, the deficiency will be met from PFL's general funds, which will include amounts derived from the fee for mortality and expense risks.

MORTALITY AND EXPENSE RISK FEE

  PFL imposes a daily charge as compensation for bearing certain mortality and expense risks in connection with the Policies. For Guaranteed Minimum Death Benefit Option A (Return of Premium Death Benefit), this charge is equal to an effective annual rate of 1.10% of the daily net asset value in the Mutual Fund Account for each Subaccount. For Guaranteed Minimum Death Benefit Options B (5% Annually Compounding Death Benefit), and C (Annual Step-Up Death Benefit), the corresponding charge is equal to 1.25% of the net assets in the Mutual Fund Account. The Mortality and Expense Risk Fee is reflected in the Accumulation or Annuity Unit Values for the Policy for each Subaccount.

  Policy Values and Annuity Payments are not affected by changes in actual mortality experience nor by actual expenses incurred by PFL. The mortality risks assumed by PFL arise from its contractual obligations to make Annuity Payments (determined in accordance with the Annuity tables and other provisions contained in the Policy) and to pay Death Benefits prior to the Annuity Commencement Date. Thus, Owners are assured that neither an Annuitant's own longevity nor an unanticipated improvement in general life expectancy will adversely affect the periodic Annuity payments that the Annuitant will receive under the Policy.

  PFL also bears substantial risk in connection with the Death Benefit Guarantee since PFL will pay a Death Benefit equal to the Guaranteed Minimum Death Benefit (that is, Return of Premium Death Benefit, 5% Annually Compounding Death Benefit, or Annual Step-Up Death Benefit) if that amount is higher than the greater of the Policy Value or the Cash Value.

  The expense risk assumed by PFL is the risk that PFL's actual expenses in administering the Policy and the Accounts will exceed the amount recovered through the Administrative and Service Charges.

  If the Mortality and Expense Risk Fee is insufficient to cover PFL's actual costs, PFL will bear the loss; conversely, if the charge is more than sufficient to cover costs, the excess will be profit to PFL. PFL expects a profit from this charge. To the extent that the Surrender Charge is insufficient to cover the actual cost of Policy distribution, the deficiency will be met from PFL's general corporate assets, which may include amounts, if any, derived from the Mortality and Expense Risk Fee. A Mortality and Expense Risk Fee is assessed during the accumulation phase and during the annuity phase for all Variable Annuity Options.

ADMINISTRATIVE CHARGES

  In order to cover the costs of administering the Policies, PFL deducts an annual Service Charge from the Policy Value of each Policy.

  The Service Charge is deducted from the Policy Value of each Policy on each Policy Anniversary prior to the Annuity Commencement Date. PFL also reserves the right to charge an amount up to $30 at the time of surrender during any Policy Year. After the Annuity Commencement Date, the charge is not deducted. This annual Service Charge is the lesser of 2% of the Policy Value or $30 and it will not be increased in the future. This charge is waived if either the Policy Value or the sum of all Premium Payments less the sum of all partial surrenders equals or exceeds $50,000 on a Policy Anniversary (or date of surrender).

  PFL also deducts a daily Administrative Charge from the net assets of the Mutual Fund Account to partially cover expenses incurred by PFL in connection with the administration of the Account and the Policies. The effective annual rate of this charge is .15% of the net assets in the Mutual Fund Account.

PREMIUM TAXES

  PFL currently makes no deduction from the Premium Payments for any state premium taxes PFL pays in connection with Premium Payments it receives under the Policies. However, PFL will deduct the aggregate premium taxes that it pays on behalf of a particular Policy from the Policy Value on (i) the Annuity Commencement Date (thus reducing the Policy Value), (ii) the total surrender of a Policy, or (iii) payment of the death proceeds of a Policy. Premium taxes currently range from 0% to 3.50% of Premium Payments.

FEDERAL, STATE AND LOCAL TAXES

  No charges are currently made for federal, state, or local taxes other than premium taxes. However, PFL reserves the right to deduct charges in the future for any taxes or other economic burden resulting from the application of any tax laws that PFL determines to be attributable to the accounts or the policies.

TRANSFER FEE

  There is no charge for the first 12 allowable transfers among Investment Options in each Policy Year. PFL reserves the right to impose a $10 charge for the thirteenth and each subsequent transfer request made by the Owner during a single Policy Year. For the purpose of determining whether a Transfer Fee is payable,

Premium Payment allocations are not considered transfers. All transfer requests made simultaneously will be treated as a single request. No Transfer Fee will be imposed for any transfer which is not at the Owner's request.

OTHER EXPENSES INCLUDING INVESTMENT ADVISORY FEES

  Each of the Portfolios of the Underlying Funds is responsible for all of its expenses. In addition, charges will be made against each of the Portfolios of the Underlying Funds for investment advisory services provided to the Portfolio. The net assets of each Portfolio of the Underlying Funds will reflect deductions in connection with the investment advisory fee and other expenses.

  For more information concerning the investment advisory fee and other charges against the Portfolios, see the prospectuses for the Underlying Funds, current copies of which accompany this Prospectus.

EMPLOYEE AND AGENT PURCHASES

  The Policy may be acquired by an employee or registered representative of any broker/dealer authorized to sell the Policy or their spouse or minor children, or by an officer, director, trustee or bona-fide full-time employee of PFL or its affiliated companies or their spouse or minor children. In such a case, PFL may credit an amount equal to a percentage of each Premium Payment to the Policy due to lower acquisition costs PFL experiences on those purchases. The credit will be reported to the Internal Revenue Service as taxable income to the employee or registered representative. PFL may offer certain employer sponsored savings plans, in its discretion reduced fees and charges including, but not limited to, the Surrender Charges, the Mortality and Expense Risk Fee and the Administrative Charge for certain sales under circumstances which may result in savings of certain costs and expenses. In addition, there may be other circumstances of which PFL is not presently aware which could result in reduced sales or distribution expenses. Credits to the Policy or reductions in these fees and charges will not be unfairly discriminatory against any Owner.

                    CERTAIN FEDERAL INCOME TAX CONSEQUENCES

  The following summary does not constitute tax advice. It is a general discussion of certain of the expected federal income tax consequences of investment in and distributions with respect to a Policy, based on the Internal Revenue Code of 1986, as amended (the "Code"), proposed and final Treasury Regulations thereunder, judicial authority, and current administrative rulings and practice. This summary discusses only certain federal income tax consequences to "United States Persons," and does not discuss state, local, or foreign tax consequences. United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships and trusts or estates that are subject to United States federal income tax regardless of the source of their income.

  At the time the initial Premium Payment is paid, a prospective purchaser must specify whether he or she is purchasing a Nonqualified Policy or a Qualified Policy. If the initial Premium Payment is derived from an exchange or surrender of another annuity policy, PFL may require that the prospective purchaser provide information with regard to the federal income tax status of the previous annuity policy. PFL will require that persons purchase separate Policies if they desire to invest monies qualifying for different annuity tax treatment under the Code. Each such separate Policy would require the minimum initial Premium Payment stated above. Additional Premium Payments under a Policy must qualify for the same federal income tax treatment as the initial Premium Payment under the Policy; PFL will not accept an Additional Premium Payment under a Policy if the federal income tax treatment of such Premium Payment would be different from that of the initial Premium Payment.

  The Qualified Policies were designed for use by retirement plans and individual retirement accounts that qualify for special federal income tax treatment under Sections 401(a), 403(b), 408(a), 408A or 457 of the Code and individuals purchasing individual retirement annuities that qualify for special federal income tax treatment under Section 408(b) of the Code. Certain requirements must be satisfied in purchasing a Qualified Policy in order for the plan, account or annuity to retain its special tax treatment. This summary is not intended to cover such requirements, and assumes that Qualified Policies are purchased pursuant to retirement plans or individual retirement accounts, or are individual retirement annuities, that qualify for such special tax treatment. This summary was prepared by PFL after consultation with tax counsel, but no opinion of tax counsel has been obtained.

THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. EACH POTENTIAL PURCHASER IS URGED TO CONSULT HIS/HER OWN TAX ADVISER AS TO THE CONSEQUENCES OF INVESTMENT IN A POLICY UNDER FEDERAL AND APPLICABLE STATE, LOCAL AND FOREIGN TAX LAWS.

TAX STATUS OF THE POLICY

  The following discussion is based on the assumption that the Policy qualifies as an annuity contract for federal income tax purposes. The Statement of Additional Information discusses the tax requirements for qualifying as an annuity contract.

TAXATION OF ANNUITIES

  The discussion below applies only to those Policies owned by natural persons, and that qualify as annuity contracts for federal income tax purposes. With respect to Owners who are natural persons, the Policy should be treated as an annuity contract for federal income tax purposes.

  In General. Except as described below with respect to Owners who are not natural persons, an Owner who holds a Policy satisfying the diversification and distribution requirements described in the Statement of Additional Information should not be taxed on increases in the Policy Value until an amount is received or deemed received, e.g., upon a partial or full surrender, assignment, or as Annuity Payments under the Annuity Option selected. Generally, any amount received or deemed received under a Nonqualified Annuity Contract prior to the Annuity Commencement Date is deemed to come first from any "Income on the Contract" and then from the "Investment in the Contract." The "Investment in the Contract" generally equals total premium payments less amounts received which were not includable in gross income. To the extent that the Policy Value (ignoring any surrender charges except on a full surrender) exceeds the "Investment in the Contract," such excess constitutes the "Income on the Contract." For these purposes such "Income on the Contract" shall be computed by reference to the aggregation rules described below, and the amount includable in gross income will be taxable as ordinary income. If at the time that any amount is received or deemed received there is no "Income on the Contract" (e.g., because the gross Policy Value does not exceed the "Investment in the Contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "Investment in the Contract."

  For this purpose, the assignment, pledge or agreement to assign or pledge any portion of the Policy Value (including assignment of Owner's right to receive Annuity Payments prior to the Annuity Commencement Date) generally will be treated as a distribution in the amount of such portion of the Policy Value. Additionally, if an Owner designates a new Owner prior to the Annuity Commencement Date without receiving full and adequate consideration, the old Owner generally will be treated as receiving a distribution under the Policy in an amount equal to the Policy Value. A transfer of ownership or an assignment of a Policy, or designation of an Annuitant or Beneficiary who is not also the Owner, as well as the selection of certain Annuity Commencement Dates, may result in certain tax consequences to the Owner that are not discussed herein. An Owner contemplating any such transfer, designation, selection or assignment of a Policy should contact a competent tax adviser with respect to the potential tax effects of such a transaction.

  Aggregation Rules. Generally all Nonqualified deferred annuity contracts issued by the same company (or an affiliated company) to the same owner during any calendar year shall be treated as one annuity contract, and "aggregated" for purposes of determining the amount includable in gross income. In addition, for such purposes all individual retirement annuities and accounts under Section 408 of the Code for an individual are aggregated, and generally all distributions therefrom during a calendar year are treated as one distribution made as of the end of such year. The same aggregation rules apply to Roth individual retirement annuities and accounts. The Roth IRAs and Traditional IRAs shall be treated separately for distribution purposes.

  Surrenders or Partial Withdrawals. In the case of a partial withdrawal (including systematic partial withdrawals) under a Nonqualified Policy, the amount received generally will be includable in gross income to the extent that it does not exceed the "Income on the Contract" which is generally equal to the excess of the Policy Value immediately before the partial withdrawal over the "Investment in the Contract" at that time. However, for these purposes the Policy Value immediately before a partial withdrawal may have to be increased by any positive Excess Interest Adjustment which results from such a partial withdrawal or which could result from a simultaneous full surrender, and may need further adjustments if the aggregation rules apply. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments, and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment that may apply in the case of a Non-Qualified Policy or a Qualified

Policy. In the case of a partial surrender (including systematic payouts) under a Qualified Policy (other than one qualified under Section 457 of the Code), a ratable portion of the amount received is generally excludable from gross income, based on the ratio of the "Investment in the Contract" to the individual's total account balance or accrued benefit under the retirement plan at the time of each such payment. For a Qualified Policy, the "Investment in the Contract" can be zero, and generally any distribution would therefore be fully taxable. Special tax rules may be available for certain distributions from a Qualified Policy. In the case of a surrender under a Nonqualified Policy or a Qualified Policy, the amount received generally will be taxable only to the extent it exceeds the "Investment in the Contract, unless the aggregation rules apply.

  Annuity Payments. Although the tax consequences may vary depending on the Annuity Payment Option elected under the Policy, in general, for Nonqualified and certain Qualified Policies, only a portion of the Annuity Payments received after the Annuity Commencement Date will be includable in the gross income of the recipient.

  For Fixed Annuity Payments, in general the excludable portion of each payment is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total expected value of the Annuity Payments for the term of the payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  For Variable Annuity Payments, the includable portion is generally determined by an equation that establishes a specific dollar amount of each payment that is excludable from gross income. This dollar amount is determined by dividing the "Investment in the Contract" on the Annuity Commencement Date by the total number of expected periodic payments. The remainder of each Annuity Payment is includable in gross income. Once the "Investment in the Contract" has been fully recovered, the full amount of any additional Annuity Payments is includable in gross income.

  Where an Owner allocates a portion of the Adjusted Annuity Purchase Value on the Annuity Commencement Date to more than one Annuity Payment Option (fixed or variable), special rules govern the allocation of the Policy's entire "Investment in the Contract" on such date to each such option, for purposes of determining the excludable amount of each payment received under that option. PFL makes no attempt to describe these allocation rules, because they would prescribe a complex variety of results, depending on how the allocations were made among the various types of Annuity Payment Options. Instead, any Owner is advised to consult a competent tax adviser as to the potential tax effects of allocating any amount of Adjusted Annuity Purchase Value to any particular Annuity Payment Option.

  If, after the Annuity Commencement Date, Annuity Payments cease by reason of the death of the Annuitant, the excess (if any) of the "Investment in the Contract" as of the Annuity Commencement Date over the aggregate amount of Annuity Payments received on or after the Annuity Commencement Date that was excluded from gross income is allowable as a deduction for the last taxable year of the Annuitant.

  Taxation of Death Benefit Proceeds. Amounts may be distributed from the Policy because of the death of an Owner or the Annuitant. Generally, such amounts are includable in the income of the recipient as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Payment Option, they are taxed in the same manner as Annuity Payments, as described above. For these purposes, the "Investment in the Contract" is not affected by the Owner's or Annuitant's death. That is, the "Investment in the Contract" remains generally the total premium payments less amounts received which were not includable in gross income.

  Penalty Taxes. In the case of any amount received or deemed received from the Policy, e.g., upon a surrender of a Policy (including systematic payouts) or a deemed distribution under a Policy resulting from a pledge, assignment or agreement to pledge or assign or an Annuity Payment with respect to a Policy, there may be imposed on the recipient a federal penalty tax equal to 10% of the amount includable in gross income. The penalty tax generally will not apply to any distribution: (i) made on or after the date on which the taxpayer attains age 59 1/2; (ii) made as a result of the death of the holder (generally the Owner); (iii) attributable to the disability of the taxpayer, or (iv) which is part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of such taxpayer and the taxpayer's beneficiary. Other rules may apply to Qualified Policies.

  Withholding. The portion of any distribution under a Policy that is includable in gross income will be subject to federal income tax withholding unless the recipient of such distribution elects not to have federal income tax withheld. Election forms will be provided at the time distributions are requested or made. For certain Qualified Policies, certain distributions are subject to mandatory withholding. The withholding rate varies according to the type of distribution and the Owner's tax status. For qualified policies, "eligible rollover distributions" from section 401(a) plans and section 403(b) tax-sheltered annuities are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code or distributions in a specified annuity form. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

  Qualified Policies. The Qualified Policy is designed for use with several types of tax-qualified retirement plans. The tax rules applicable to participants and beneficiaries in tax-qualified retirement plans vary according to the type of plan and the terms and conditions of the plan. Special favorable tax treatment may be available for certain types of contributions and distributions. Adverse tax consequences may result from contributions in excess of specified limits; distributions prior to age 59 1/2 (subject to certain exceptions); distributions that do not conform to specified commencement and minimum distribution rules; and in other specified circumstances. Some retirement plans are subject to distribution and other requirements that are not incorporated into PFL's Policy administration procedures. Owners, participants and beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Policies comply with applicable law.

  For qualified plans under section 401(a), 403(a), 403(b), and 457, the Code requires that distributions generally must commence no later than the later of April 1 of the calendar year following the calendar year in which the Owner (or plan participant) (i) reaches age 70 1/2 or (ii) retires, and must be made in a specified form or manner. If the plan participant is a "5 percent owner" (as defined in the Code), distributions generally must begin no later than April 1 of the calendar year in which the Owner (or plan participant) reaches age 70 1/2. Each Owner is responsible for requesting distributions under the Policy that satisfy applicable tax rules.

  PFL makes no attempt to provide more than general information about use of the Policy with the various types of retirement plans. Purchasers of Policies for use with any retirement plan should consult their legal counsel and tax adviser regarding the suitability of the Policy.

  Individual Retirement Annuities. In order to qualify as a Traditional individual retirement annuity under Section 408(b) of the Code, a Policy must contain certain provisions: (i) the Owner must be the Annuitant; (ii) the Policy generally is not transferable by the Owner, e.g., the Owner may not designate a new Owner, designate a Contingent Owner or assign the Policy as collateral security; (iii) the total Premium Payments for any calendar year on behalf of any individual may not exceed $2,000, except in the case of a rollover amount or contribution under Sections 402(c), 403(a)(4), 403(b)(8) or 408(d)(3) of the Code; (iv) Annuity Payments or partial withdrawals must begin no later than April 1 of the calendar year following the calendar year in which the Annuitant attains age 70 1/2; (v) an Annuity Payment Option with a Period Certain that will guarantee Annuity Payments beyond the life expectancy of the Annuitant and the Beneficiary may not be selected; (vi) certain payments of Death Benefits must be made in the event the Annuitant dies prior to the distribution of the Policy Value; and (vii) the entire interest of the Owner is non-forfeitable. Policies intended to qualify as Traditional individual retirement annuities under Section 408(b) of the Code contain such provisions. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. Distributions prior to age 59 1/2 (unless certain exceptions apply) are subject to a 10% penalty tax.

  Section 408 of the Code also indicates that no part of the funds for an individual retirement account or annuity ("IRA") may be invested in a life insurance contract, but the regulations thereunder allow such funds to be invested in an annuity policy that provides a death benefit that equals the greater of the premiums paid or the Cash Value for the contract. The Policy provides an enhanced death benefit that could exceed the amount of such a permissible death benefit, but it is unclear to what extent such an enhanced death benefit could disqualify the Policy under Section 408 of the Code. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether an enhanced death benefit provision, such as the provision in the Policy, comports with IRA qualification requirements.

  Roth Individual Retirement Annuities (Roth IRA). The Roth IRA, under Section 408A of the Code, contains many of the same provisions as a Traditional IRA. However, there are some differences. First, the contributions are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other

IRA. A rollover from or conversion of an IRA to a Roth IRA may be subject to tax and other special rules may apply. You should consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. The Roth IRA is available to individuals with earned income and whose adjusted gross income is under $110,000 for single filers, $160,000 for married filing jointly, and $10,000 for married filing separately. The amount per individual that may be contributed to all IRAs (Roth and Traditional) is $2,000. Secondly, the distributions are taxed differently. The Roth IRA offers tax-free distributions when made from assets which have been held in the account for 5 tax years and are made after attaining age 59, to pay for qualified first time homebuyer expenses (lifetime maximum of $10,000) or due to death or disability. All other distributions are subject to income tax when made from earnings and may be subject to a premature withdrawal penalty tax unless an exception applies. Unlike the Traditional IRA, there are no minimum required distributions during the Owner's lifetime; however, required distributions at death are the same.

  Section 403(b) Plans. Under Section 403(b) of the Code, payments made by public school systems and certain tax exempt organizations to purchase Policies for their employees are excludable from the gross income of the employee, subject to certain limitations. However, such payments may be subject to FICA (Social Security) taxes. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in any tax-sheltered annuity under section 403(b). Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser. Additionally, in accordance with the requirements of the Code,
Section 403(b) annuities generally may not permit distribution of (i) elective contributions made in years beginning after December 31, 1988, and (ii) earnings on those contributions and (iii) earnings on amounts attributed to elective contributions held as of the end of the last year beginning before January 1, 1989. Distributions of such amounts will be allowed only upon the death of the employee, on or after attainment of age 59 1/2, separation from service, disability, or financial hardship, except that income attributable to elective contributions may not be distributed in the case of hardship.

  Corporate Pension and Profit Sharing Plans and H.R. 10 Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of retirement plans for employees and self-employed individuals to establish qualified plans for themselves and their employees. Such retirement plans may permit the purchase of the Policies to accumulate retirement savings. Adverse tax consequences to the plan, the participant or both may result if the Policy is assigned or transferred to any individual as a means to provide benefit payments. The Policy includes a Death Benefit that in some cases may exceed the greater of the Premium Payments or the Policy Value. The Death Benefit could be characterized as an incidental benefit, the amount of which is limited in an pension or profit-sharing plan. Because the Death Benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

  Deferred Compensation Plans. Section 457 of the Code, while not actually providing for a qualified plan (as that term is not used in the Code), provides for certain deferred compensation plans with respect to service for state governments, local governments, political sub-divisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Policies can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. All such investments, however, are owned by, and are subject to, the claims of the general creditors of the sponsoring employer. Depending on the terms of the particular plan, the employer may be entitled to draw on deferred amounts for purposes unrelated to its Section 457 plan obligations. In general, all amounts received under a Section 457 plan are taxable and are subject to federal income tax withholding as wages.

  Non-natural Persons. Pursuant to Section 72(u) of the Code, an annuity contract held by a taxpayer other than a natural person generally will not be treated as an annuity contract under the Code; accordingly, an Owner who is not a natural person will recognize as ordinary income for a taxable year the excess of (i) the sum of the Cash Value as of the close of the taxable year and all previous distributions under the Policy over (ii) the sum of the Premium Payments paid for the taxable year and any prior taxable year and the amounts includable in gross income for any prior taxable year with respect to the Policy. For these purposes, the Policy Value at year end may have to be increased by any positive Excess Interest Adjustment which could result from a full surrender at such time. There is, however, no definitive guidance on the proper tax treatment of Excess Interest Adjustments and the Owner should contact a competent tax adviser with respect to the potential tax consequences of an Excess Interest Adjustment. Notwithstanding the preceding sentences in that paragraph, Section 72(u) of the Code does not apply to (i) a Policy the nominal Owner of which is not a natural person but the beneficial Owner of which is a natural person, (ii) a Policy acquired by the estate of a decedent by reason of such decedent's death, (iii) a Qualified Policy (other than one qualifying under Section 457) or (iv) a single-payment annuity the Commencement Date for which is no later than one year from the date of the single Premium Payment; such Policies are taxed as described above under the heading "Taxation of Annuities."

  Possible Changes in Taxation. Although the likelihood of legislative change in uncertain, there is always the possibility that the tax treatment of the Policies could change by legislation or other means. For instance, the President's 1999 Budget Proposal recommended legislation that, if enacted, would adversely modify the federal taxation of the Policies. It is also possible that any change could be retroactive (that is, effective prior to the date of the change). A tax adviser should be consulted with respect to legislative developments and their effect on the Policy.

                          DISTRIBUTOR OF THE POLICIES

  AFSG Securities Corporation, an affiliate of PFL, located at 4333 Edgewood Road N.E., Cedar Rapids, IA 52499-0001, is the principal underwriter of the Policies. AFSG Securities Corporation is registered as a broker/dealer under the Securities Exchange Act of 1934. It is a member of the National Association of Securities Dealers, Inc. ("NASD").

  Policies are sold by registered representatives of AFSG Securities Corporation or of broker/dealers who have entered into written sales agreements with the principal underwriter, who are also licensed through various affiliated or unaffiliated agencies as insurance agents for PFL. PFL has entered into a distribution agreement with AFSG Securities Corporation and companion sales agreements with agencies and/or agents through which agreements the Policies are sold and the registered representatives are compensated by the agencies and/or AFSG Securities Corporation. Broker/dealers will generally receive sales commissions of up to 5% of Premium Payments. These commissions are not deducted from Premium Payments, they are paid by PFL. In addition, certain production, persistency and managerial bonuses may be paid. Subject to applicable Federal and State laws and regulations, PFL may also pay compensation to banks and other financial institutions for their services in connection with the sale and servicing of the Policies. The level of such compensation will not exceed that paid to broker/dealers for their sale of the Policies. No amounts will be retained by AFSG Securities Corporation for acting as principal underwriter for the Policies. The offering of Policies will be made on a continuing basis.

                                 VOTING RIGHTS

  To the extent required by law, PFL will vote the Underlying Fund shares held by the Mutual Fund Account at regular and special shareholder meetings of the Underlying Funds in accordance with instructions received from persons having voting interests in the portfolios, (although the Underlying Funds do not hold regular annual shareholders meetings). If, however, the 1940 Act or any regulation thereunder should be amended or if the present interpretation thereof should change, and as a result PFL determines that it is permitted to vote the Underlying Funds' shares in its own right, it may elect to do so.

  Before the Annuity Commencement Date, the Owner holds voting interest in the selected Portfolios. The number of votes that an Owner has the right to instruct will be calculated separately for each Subaccount. The number of votes that an Owner has the right to instruct for a particular Subaccount will be determined by dividing the Owner's Policy Value in the Subaccount by the net asset value per share of the corresponding Portfolio in which the Subaccount invests. Fractional shares will be counted.

  After the Annuity Commencement Date, the person receiving Annuity Payments has the voting interest, and the number of votes decreases as Annuity Payments are made and as the reserves for the Policy decrease. The person's number of votes will be determined by dividing the reserve for the Policy allocated to the applicable Subaccount by the net asset value per share of the corresponding Portfolio. Fractional shares will be counted.

  The number of votes that the Owner or person receiving income payments has the right to instruct will be determined as of the date established by the Underlying Funds for determining shareholders eligible to vote at the meeting of the Underlying Funds. PFL will solicit voting instructions by sending Owners or other persons entitled to vote written requests for instructions prior to that meeting in accordance with procedures established by the Underlying Funds. Portfolio shares as to which no timely instructions are received and shares held by PFL in which Owners or other persons entitled to vote have no beneficial interest will be voted in proportion to the voting instructions that are received with respect to all Policies participating in the same Subaccount.

  Each person having a voting interest in a Subaccount will receive proxy material, reports, and other materials relating to the appropriate Portfolio.

                            YEAR 2000 MATTERS

  In October, 1996, PFL adopted and presently has in place a Year 2000 Assessment and Planning Project (the "Plan") to review and analyze existing hardware and software systems, as well as voice and data communications systems, to determine if they are Year 2000 compatible. The Plan provides for a management process which ensures that when a particular system, or software application, is determined to be "non-compliant" the proper steps are in place to either remedy the "non-compliance" or cease using the particular system or software. The Plan also provides that the Chief Information Officer report to the Board of Directors as to the status of the efforts under the Plan on a regular and routine basis. PFL has engaged the services of a third-party provider that is specialized in Year 2000 issues to work on the project.

  The Plan has four specific objectives (1) develop an inventory of all applications; (2) evaluate all applications in the inventory to determine the most prudent manner to move them to Year 2000 compliance, if required; (3) estimate budgets, resources and schedules for the migration of the "affected" applications to Year 2000 compliance; and (4) define testing and deployment requirements to successfully manage validation and re-deployment of any changed code. It is anticipated that all compliance issues will be resolved by December 1998.

  As of the date of this Prospectus, PFL has identified and made available what it believes are the appropriate resources of hardware, people, and dollars, including the engagement of outside third parties, to ensure that the Plan will be completed.

  The Year 2000 computer problem, and its resolution, is complex and multifaceted, and the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that the systems or equipment addresses Year 2000 data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived response plan, including testing procedures, there is no certainty that any company will achieve complete success. Further, notwithstanding its efforts or results, PFL's ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                               LEGAL PROCEEDINGS

  There are no legal proceedings to which the Mutual Fund Account is a party or to which the assets of the Account are subject. PFL, like other life insurance companies, is a defendant in lawsuits. In some class action and other lawsuits involving other insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, PFL believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on the Mutual Fund Account or PFL.

                      STATEMENT OF ADDITIONAL INFORMATION

  A Statement of Additional Information is available (at no cost) which contains more details concerning the subjects discussed in this Prospectus. The following is the Table of Contents for that Statement:

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
The Policy--General Provisions.............................................   3
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Policy Values After the Annuity Commencement Date........   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Non Participating........................................................   4
Federal Tax Matters........................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of PFL..........................................................   6
Investment Experience......................................................   6
Historical Performance Data................................................   9
  Money Market Yields......................................................   9
  Other Subaccount Yields..................................................  10
  Total Returns............................................................  11
  Other Performance Data...................................................  11
State Regulation of PFL....................................................  12
Administration.............................................................  12
Records and Reports........................................................  12
Distribution of the Policies...............................................  12
Other Products.............................................................  13
Custody of Assets..........................................................  13
Legal Matters..............................................................  13
Independent Auditors.......................................................  13
Other Information..........................................................  13
Financial Statements.......................................................  13

                                  APPENDIX A

                      EXCESS INTEREST ADJUSTMENT(1)

  The formula which will be used to determine the Excess Interest Adjustment
(EIA) is:

                               S*(G - C)* (M/12)

S=  Gross amount being withdrawn that is subject to the EIA
G=  Guaranteed Interest Rate applicable to S.
C= Current Guaranteed Interest Rate then being offered on new Premium Payments for the next longer Guaranteed Period than "M". If this policy form or such a Guaranteed period is no longer offered, "C" will be the U.S. Treasury rate for the next longer maturity (in whole years) than "M" on the 25th day of the previous calendar month, plus up to 2%.
M= Number of months remaining in the current Guaranteed Period, rounded up to the next higher whole number of months.

EXAMPLE 1 (FULL SURRENDER, RATES INCREASE BY 3%):

Single Premium:                        $50,000
Guarantee Period:                      5 Years
Guarantee Rate:                        5.50% per annum
Full Surrender:                        Middle of Contract Year 3

Policy Value ("PV") at middle of
  Contract Year 3                      = 50,000* (1.055)/\ 2.5 = 57,161.18



Surrender Charge Free Amount at
  middle of Policy Year 3              = 57,161.18* .30 = 17,148.35

EIA Free Amount at middle of
  Policy Year 3                        = 57,161.18 - 50,000 = 7,161.18

Amount Subject to EIA
EIA Floor                              = 57,161.18 - 7,161.18 = 50,000.00

Excess Interest Adjustment             = 50,000* (1.03)/\ 2.5 = 53,834.80

  G = .055
  C = .085
  M = 30

Excess Interest Adjustment             = S* (G - C)* (M/12)
                                       = 50,000.00* (.055 - .085)* (30/12)
                                       = 1,250.00
                                       = 3,750.00, but Excess Interest
                                         Adjustment cannot cause the Adjusted
                                         Policy Value to fall below the
                                         floor, so the adjustment is limited
                                         to 53,834.80 - 57,161.18 = -3,326.38
----------------------------------
(1) *represents multiplication;

/\ represents exponentiation.

Adjusted Policy Value                   = PV + EIA = 57,161.18 - 3,326.38 =
                                          53,834.80
Surrender Charge                        = (50,000 - 17,148.35)* .06 = 1,971.10
Cash Value at middle of Policy
Year 3                                  = PV + EIA - Surrender Charge
                                        = 57,161.18 - 3,326.38 - 1,971.10
                                        = 51,863.70


EXAMPLE 2 (FULL SURRENDER, RATES DECREASE BY 1%):

Single Premium:                         $50,000
Guarantee Period:                       5 Years
Guarantee Rate:                         5.50% per annum
Full Surrender:                         Middle of Contract Year 3

Policy Value at middle of
  Policy Year 3                         = 50,000 * (1.055)/\ 2.5 = 57,161.18

Surrender Charge Free Amount at
  middle of Policy Year 3               = 57,161.18* .30 = 17,148.35

EIA Free Amount at middle of
  Policy Year 3                         = 57,161.18 - 50,000 = 7,161.18

Amount Subject to EIA
EIA Floor                               = 57,161.18 - 7,161.18 = 50,000.00
                                        = 50,000* (1.03)/\ 2.5 = 53,834.80

Excess Interest Adjustment
  G = .055
  C = .045
  M = 30

Excess Interest Adjustment              = S* (G - C)* (M/12)
                                        = 50,000* (.055 - .045)* (30/12)
                                        = 1,250.00

Adjusted Policy Value                   = PV + EIA
                                        = 57,161.18 + 1,250.00 = 58,411.18

Surrender Charge                        = (50,000 - 17,148.35)* .06 = 1,971.10

Cash Value at middle of Policy
  Year 3                                = PV + EIA - Surrender Charge
                                        = 57,161.18 + 1,250 - 1,971.10
                                        = 56,440.08

  On a partial withdrawal, PFL will pay the Owner the full amount of withdrawal requested (as long as the Policy Value is sufficient). Surrender Charge--Free withdrawals will reduce the Policy Value by the amount withdrawn. Amounts withdrawn in excess of the Surrender Charge--Free amount will reduce the Policy Value by an amount equal to:

                                    X-Y + Z

 X= Excess Partial Withdrawal = Requested withdrawal less Surrender Charge-- Free amount
 A= Amount of Partial Withdrawal which is subject to Excess Interest Adjustment = Requested withdrawal-EIA--Free Amount, where EIA--Free Amount = Cumulative interest credited at time of, but prior to, withdrawal.
 Y= Excess Interest Adjustment = (A)*(G-C)*(M/12) where G, C, and M are defined above, with "A" substituted for "S" in the definition of G and M.
 Z=  Surrender Charge on X minus Y.

EXAMPLE 3 (PARTIAL WITHDRAWAL, RATES INCREASE BY 1%):

Single Premium:                        $50,000
Guarantee Period:                      5 Years
Guarantee Rate:                        5.50% per annum
Partial Surrender:                     $30,000; Middle of Contract Year 3

Policy Value at middle of Policy
  Year 3                               = 50,000* (1.055)/\ 2.5 = 57,161.18



Surrender Charge Free Amount at
  middle of Policy Year 3              = 57,161.18* .30 = 17,148.35

EIA Free Amount at middle of
  Policy Year 3                        = 57,161.18-50,000 = 7,161.18


Excess Interest Adjustment/Surrender Charge

 X =30,000-17,148.35 = 12,851.65

 A =30,000-7,161.18 = 22,838.82

 G =.055

 C =.065

 M =30

 Y =22,838.82* (.055-.065)* (30/12) = -570.97

 Z =.06* [12,851.65- (-570.97)] = 805.36

Reduction to Policy Value due to
  Surrender Charge--Free
  withdrawal                           = 17,148.35


Reduction to Policy Value due to
  Excess Withdrawal                    = X-Y + Z
                                       = 12,851.65- (-570.97) + 805.36
                                       = 14,227.98

Policy Value after withdrawal at
  middle of Policy Year 3              = 57,161.18 - [17,148.35 + 14,227.98]
                                       = 57,161.18 - [17,148.35 + 12,851.65 -
                                         ( - 570.97) + 805.36]
                                       = 57,161.18 - [30,000 - ( - 570.97) +
                                         805.36]
                                       = 57,161.18 - 31,376.33 = 25,784.85


EXAMPLE 4 (PARTIAL WITHDRAWAL, RATES DECREASE BY 1%):

Single Premium:                        $50,000
Guarantee Period:                      5 Years
Guarantee Rate:                        5.50% per annum
Partial Surrender:                     $30,000; Middle of Contract Year 3
Policy Value at middle of Policy
  Year 3
                                       = 50,000* (1.055)/\ 2.5 = 57,161.18


Surrender Charge Free Amount at
  middle of Policy Year 3              = 57,161.18* .30 = 17,148.35
EIA Free Amount at middle of
  Policy Year 3                        = 57,161.18 - 50,000 = 7,161.18

Excess Interest Adjustment/Surrender Charge

 X=30,000 - 17,148.35 = 12,851.65
 A=30,000 - 7,161.18 = 22,838.82
 G=.055
 C=.045
 M=30
 Y=22,838.82* (.055 - .045)* (30/12) = 570.97
 Z=.06* [12,851.65 - (570.97)] = 736.84

Reduction to Policy Value due to
  Surrender Charge--Free
  Withdrawal                           = 17,148.35

Reduction to Policy Value due to
  Excess Withdrawal                    = X - Y + Z
                                       = 12,851.65 - (570.97) + 736.84
                                       = 13,017.52

Policy Value after withdrawal at
  middle of Policy Year 3              = 57,161.18 - [17,148.35 + 13,017.52]
                                       = 57,161.18 - [17,148.35 + 12,851.65 -
                                         (570.97) + 736.84]
                                       =57,161.18 - [30,000 - (570.97)
                                         + 736.84]
                                       = 57,161.18 - 30,165.87 = 26,995.31

                      STATEMENT OF ADDITIONAL INFORMATION

                           RETIREMENT INCOME BUILDER
                               VARIABLE ANNUITY

                              Issued through

                        PFL RETIREMENT BUILDER VARIABLE
                                ANNUITY ACCOUNT

                                Offered by
                          PFL LIFE INSURANCE COMPANY

                         4333 Edgewood Road, N.E.
                         Cedar Rapids, Iowa 52499-0001

  This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Retirement Income Builder Variable Annuity (the "Policy") offered by PFL Life Insurance Company. You may obtain a copy of the Prospectus dated May 1, 1998, by calling 1-800-525-6205, or by writing to the Administrative and Service Office, Financial Markets Division-Variable Annuity Dept., 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001. The Prospectus sets forth information that a prospective investor should know before investing in a Policy. Terms used in the current Prospectus for the Policy are incorporated in this Statement of Additional Information.

  THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ ONLY IN CONJUNCTION WITH THE PROSPECTUS FOR THE POLICY AND THE PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT.

Dated: May 1, 1998

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
THE POLICY--GENERAL PROVISIONS.............................................   3
  Owner....................................................................   3
  Entire Policy............................................................   3
  Delay of Payment and Transfers...........................................   3
  Misstatement of Age or Sex...............................................   4
  Reallocation of Policy Values After the Annuity Commencement Date........   4
  Assignment...............................................................   4
  Evidence of Survival.....................................................   4
  Non Participating........................................................   4
FEDERAL TAX MATTERS (53)...................................................   5
  Tax Status of the Policy.................................................   5
  Taxation of PFL..........................................................   6
INVESTMENT EXPERIENCE......................................................   6
HISTORICAL PERFORMANCE DATA (20)...........................................   9
  Money Market Yields......................................................   9
  Other Subaccount Yields..................................................  10
  Total Returns............................................................  11
  Other Performance Data...................................................  11
STATE REGULATION OF PFL....................................................  12
ADMINISTRATION.............................................................  12
RECORDS AND REPORTS........................................................  12
DISTRIBUTION OF THE POLICIES (40)..........................................  12
OTHER PRODUCTS.............................................................  13
CUSTODY OF ASSETS..........................................................  13
LEGAL MATTERS..............................................................  13
INDEPENDENT AUDITORS.......................................................  13
OTHER INFORMATION..........................................................  13
FINANCIAL STATEMENTS (20)..................................................  13

(Numbers in parenthesis indicate corresponding pages of the Prospectus).

  In order to supplement the description in the Prospectus, the following provides additional information about PFL and the Policy which may be of interest to a prospective purchaser.

                        THE POLICY--GENERAL PROVISIONS

OWNER

  The Policy shall belong to the Owner upon issuance of the Policy after completion of an application and delivery of the initial Premium Payment. While the Annuitant is living, the Owner may: (1) assign the Policy; (2) surrender the Policy; (3) amend or modify the Policy with PFL's consent; (4) receive annuity payments or name a Payee to receive the payments; and (5) exercise, receive and enjoy every other right and benefit contained in the Policy. The exercise of these rights may be subject to the consent of any assignee or irrevocable Beneficiary; and of the Owner's spouse in a community or marital property state.

  A Successor Owner can be named in the Policy application or in a Written Notice. The Successor Owner will become the new Owner upon the Owner's death, if the Owner predeceases the Annuitant. If no Successor Owner survives the Owner and the Owner predeceases the Annuitant, the Owner's estate will become the Owner.

  The Owner may change the ownership of the Policy in a Written Notice. When this change takes effect, all rights of ownership in the Policy will pass to the new Owner. A change of ownership may have tax consequences.

  When there is a change of Owner or Successor Owner, the change will take effect as of the date the Owner signs the Written Notice, subject to any payment PFL has made or action PFL has taken before recording the change. Changing the Owner or naming a new Successor Owner cancels any prior choice of Successor Owner, but does not change the designation of the Beneficiary or the Annuitant.

  If ownership is transferred (except to the Owner's spouse) because the Owner dies before the Annuitant, the Adjusted Policy Value generally must be distributed to the Successor Owner within five years of the Owner's death, or if the first payment begins within one year of the Owner's death, payments must be made for a period certain which does not exceed that Successor Owner's life expectancy.

ENTIRE POLICY

  The Policy and any endorsements thereon and the Policy application constitute the entire contract between PFL and the Owner. All statements in the application are representations and not warranties. No statement will cause the Policy to be void or to be used in defense of a claim unless contained in the application.

DELAY OF PAYMENT AND TRANSFERS

  Payment of any amount due from the Mutual Fund Account in respect of a surrender, the Death Benefit or the death of the Owner of a Nonqualified Policy generally will occur within seven business days from the date the Written Notice (and any other required documentation or information) is received, except that PFL may be permitted to defer such payment from the Mutual Fund Account if: (1) the New York Stock Exchange is closed for other than usual weekends or holidays or trading on the Exchange is otherwise restricted; or (2) an emergency exists as defined by the SEC or the SEC requires that trading be restricted; or (3) the SEC permits a delay for the protection of Owners. In addition, transfers of amounts from the Subaccounts may be deferred under these circumstances.

  Certain delays and restrictions apply to transfers of amounts out of the Fixed Account. See p.31 of the Policy Prospectus.

MISSTATEMENT OF AGE OR SEX

  If the age or sex of the Annuitant has been misstated, PFL will change the annuity benefit payable to that which the Premium Payments would have purchased for the correct age or sex. The dollar amount of any underpayment made by PFL shall be paid in full with the next payment due such person or the Beneficiary. The dollar amount of any overpayment made by PFL due to any misstatement shall be deducted from payments subsequently accruing to such person or Beneficiary. Any underpayment or overpayment will include interest at 5% per year, from the date of the wrong payment to the date of the adjustment. The age of the Annuitant may be established at any time by the submission of proof satisfactory to PFL.

REALLOCATION OF POLICY VALUES AFTER THE ANNUITY COMMENCEMENT DATE

  After the Annuity Commencement Date, the Owner may reallocate the value of a designated number of Annuity Units of a Subaccount of the Mutual Fund Account then credited to a Policy into an equal value of Annuity Units of one or more other Subaccounts of the Mutual Fund Account, or the Fixed Account. The reallocation shall be based on the relative value of the Annuity Units of the Account(s) or Subaccount(s) at the end of the Business Day on the next payment date. The minimum amount which may be reallocated is the lesser of (1) $10 of monthly income or (2) the entire monthly income of the Annuity Units in the Account or Subaccount from which the transfer is being made. If the monthly income of the Annuity Units remaining in an Account or Subaccount after a reallocation is less than $10, PFL reserves the right to include the value of those Annuity Units as part of the transfer. The request must be in writing to PFL's Administrative and Service Office. There is no charge assessed in connection with such reallocation. PFL reserves the right to limit the number of times a reallocation of Policy Value may be made in any given Policy Year.

  After the Annuity Commencement Date, no transfers may be made from the Fixed Account to the Mutual Fund Account.

ASSIGNMENT

  During the lifetime of the Annuitant the Owner may assign any rights or benefits provided by a Nonqualified Policy. An assignment will not be binding on PFL until a copy has been filed at its Administrative and Service Office. The rights and benefits of the Owner and Beneficiary are subject to the rights of the assignee. PFL assumes no responsibility for the validity or effect of any assignment. Any claim made under an assignment shall be subject to proof of interest and the extent of the assignment. An assignment may have tax consequences.

  Unless the Owner so directs by filing Written Notice with PFL, no Beneficiary may assign any payments under the Policy before they are due. To the extent permitted by law, no payments will be subject to the claims of any Beneficiary's creditors.

  Ownership under Qualified Policies is restricted to comply with the Internal Revenue Code.

EVIDENCE OF SURVIVAL

  PFL reserves the right to require satisfactory evidence that a person is alive if a payment is based on that person being alive. No payment will be made until PFL receives such evidence.

NON-PARTICIPATING

  The Policy will not share in PFL's surplus earnings; no dividends will be paid.

                              FEDERAL TAX MATTERS

TAX STATUS OF THE POLICY

  Diversification Requirements. Section 817(h) of the Code provides that in order for a variable contract which is based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified" in accordance with Treasury regulations. The Treasury regulations issued under Section 817(h) (Treas. Reg. ((S)) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Mutual Fund Account. The Mutual Fund Account, through the Underlying Funds and their Portfolios, intends to comply with the diversification requirements of the Treasury. PFL has entered into agreements regarding participation in the Retirement Income Builder that require the Underlying Funds and their Portfolios to be operated in compliance with the Treasury regulations.

  Owner Control. In certain circumstances, owners of variable annuity contracts may be considered the owners, for Federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includable in the variable annuity contractowner's gross income. Several years ago, the IRS state in published rulings that a variable contract owner will be considered the owner of separate account assets if the contractowner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. More recently, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular subaccounts without being treated as owners of underlying assets."

  The ownership rights under the contract are similar to, but different in certain respects from those described by the IRS in rulings in which it was determined that contractowners were not owners of separate account assets. For example, the Owner of a Policy has the choice of one or more Subaccounts in which to allocate premiums and Policy Values, and may be able to transfer among these accounts more frequently than in such rulings. These differences could result in policyowners being treated as the owners of the assets of the Mutual Fund Account. In addition, PFL does not know what standards will be set forth, if any, in the regulations or rulings with the Treasury Department has stated it expects to issue. PFL therefore reserves the right to modify the Policies as necessary to attempt to prevent the policyowners from being considered the owners of a pro rata share of the assets of the Mutual Fund Account.

  Distribution Requirements. The Code also requires that Nonqualified Policies contain specific provisions for distribution of Policy proceeds upon the death of the Owner. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such Policies provide that if any Owner dies on or after the Annuity Commencement Date and before the entire interest in the Policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on such Owners death. If any Owner dies before the Annuity Commencement Date, the entire interest in the Policy must generally be distributed within 5 years after such Owner's date of death or be applied to provide an immediate annuity under which payments will begin within one year of such Owner's death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. However, if such Owner's death occurs prior to the Annuity Commencement Death, and such Owner's surviving spouse is named beneficiary, then the Policy may be continued with the surviving spouse as the new Owner. If any Owner is not a natural person, then for purposes of these distribution requirements, the primary Annuitant shall be treated as the Owner and any death or change of such primary Annuitant shall be treated as the Death of the Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policies satisfy all such Code requirements. The provisions contained in the Policies will be reviewed and modified if necessary to maintain their compliance with the Code requirements when clarified by regulation or otherwise.

TAXATION OF PFL

  PFL at present is taxed as a life insurance company under part I of Subchapter L of the Code. The Mutual Fund Account is treated as part of PFL and, accordingly, will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. PFL does not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Mutual Fund Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Mutual Fund Account for federal income taxes. If, in future years, any federal income taxes are incurred by PFL with respect to the Mutual Fund Account, PFL may make a charge to the Mutual Fund Account.

                             INVESTMENT EXPERIENCE

  A "Net Investment Factor" is used to determine the value of Accumulation Units and Annuity Units, and to determine annuity payment rates.

ACCUMULATION UNITS

  Upon allocation to the selected Subaccount of the Mutual Fund Account, Premium Payments are converted into Accumulation Units of the Subaccount. The number of Accumulation Units to be credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as next determined after the Premium Payment is received at the Administrative and Service Office or, in the case of the initial Premium Payment, when the Policy application is completed, whichever is later. The value of an Accumulation Unit was arbitrarily established at $1.000000 at the inception of each Subaccount. Thereafter, the value of an Accumulation Unit is determined as of the close of trading on each day the New York Stock Exchange and PFL's Administrative and Service Office are open for business.

  An index (the "Net Investment Factor") which measures the investment performance of a Subaccount during a Valuation Period, is used to determine the value of an Accumulation Unit for the next subsequent Valuation Period. The Net Investment Factor may be greater or less than or equal to one; therefore, the value of an Accumulation Unit may increase, decrease or remain the same from one Valuation Period to the next. The Owner bears this investment risk. The net investment performance of a Subaccount and deduction of certain charges affect the Accumulation Unit Value.

  The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result, where:

    (a) is the net result of:

      (1) the net asset value per share of the shares held in the Subaccount determined at the end of the current Valuation Period, plus

      (2) the per share amount of any dividend or capital gain distribution made with respect to the shares held in the Subaccount if the ex-dividend date occurs during the current Valuation Period, plus or minus

      (3) a per share credit or charge for any taxes determined by PFL to have resulted from the investment operations of the Subaccount;

    (b) the net asset value per share of the shares held in the Subaccount determined as of the end of the immediately preceding Valuation Period; and

    (c) is the charge for mortality and expense risk during the Valuation Period (equal on an annual basis to 1.10% for the Return of Premium Death Benefit and 1.25% for both the 5% Annually Compounding Death Benefit or the Annual Step-Up Death Benefit) of the daily net asset value of the Subaccount, plus the .15% administrative charge for all three Death Benefit Options.

             ILLUSTRATION OF ACCUMULATION UNIT VALUE CALCULATIONS

FORMULA AND ILLUSTRATION FOR DETERMINING THE NET INVESTMENT FACTOR

ASSUME EITHER THE 5% ANNUALLY COMPOUNDING DEATH BENEFIT OR THE ANNUAL STEP-UP DEATH BENEFIT IS IN EFFECT.

Investment Experience Factor = (A + B - C) - E
                           D

 Where: A   The Net Asset Value of an Underlying Fund share as of the end of
        =   the current Valuation Period.
            Assume......................................... A = $11.57

      B = The per share amount of any dividend or capital gains distribution since the end of the immediately preceding Valuation Period.
            Assume.............................................. B = 0

      C = The per share charge or credit for any taxes reserved for at the end of the current Valuation Period.
            Assume.............................................. C = 0

      D = The Net Asset Value of an Underlying Fund share at the end of the immediately preceding Valuation Period.
            Assume......................................... D = $11.40

      E = The daily deduction for Mortality and Expense Risk Fee and Administrative Charges, which totals 1.40% on an annual basis.
            On a daily basis...........................  = .0000380909

Then, the Investment Experience Factor = 11.57 + 0 - 0 -
 .0000380909 = Z = 1.0148741898
                                 11.40

FORMULA AND ILLUSTRATION FOR DETERMINING ACCUMULATION UNIT VALUE

Accumulation Unit Value = A X B

 Where: A   The Accumulation Unit Value for the immediately preceding
        =   Valuation Period.
            Assume.............................................  = $ X

      B =   The Net Investment Factor for the current Valuation Period.
            Assume...............................................  = Y

Then, the Accumulation Unit Value = $ X X Y = $ Z

ANNUITY UNIT VALUE AND ANNUITY PAYMENT RATES

  The amount of Variable Annuity Payments will vary with Annuity Unit Values. Annuity Unit Values rise if the net investment performance of the Subaccount exceeds the assumed interest rate of 5% annually. Conversely, Annuity Unit Values fall if the net investment performance of the Subaccount is less than the assumed rate. The value of a variable Annuity Unit in each Subaccount was established at $1.00 on the date operations began for that Subaccount. The value of a variable Annuity Unit on any subsequent Business Day is equal to
(a) multiplied by (b) multiplied by (c), where:

    (a) is the variable Annuity Unit Value for that Subaccount on the immediately preceding Business Day;

    (b) is the net investment factor for that Subaccount for the valuation period; and

    (c) is the investment result adjustment factor for the valuation period.

  The investment result adjustment factor for the valuation period is the product of discount factors of .99986634 per day to recognize the 5% effective annual Assumed Investment Return. The valuation period is the period from the close of the immediately preceding Business Day to the close of the current Business Day.

  The net investment factor for the Policy used to calculate the value of a variable Annuity Unit in each Subaccount for the valuation period is determined by dividing (i) by (ii) and subtracting (iii) from the result, where:

    (i) is the result of:

      (1) the net asset value of a fund share held in that Subaccount determined at the end of the current valuation period; plus

      (2) the per share amount of any dividend or capital gain distributions made by the fund for shares held in that Subaccount if the ex-dividend date occurs during the valuation period; plus or minus

      (3) a per share charge or credit for any taxes reserved for, which PFL determines to have resulted from the investment operations of the Subaccount.

    (ii) is the net asset value of a fund share held in that Subaccount determined as of the end of the immediately preceding valuation period.

    (iii) is a factor representing the Mortality and Expense Risk Fee and Administrative Charge. This factor is equal, on an annual basis, to 1.25% (for Death Benefit Option A) or 1.40% (for Death Benefit Options B and C) of the daily net asset value of a fund share held in that Subaccount.

  The dollar amount of subsequent Variable Annuity Payments will depend upon changes in applicable Annuity Unit Values.

  The annuity payment rates vary according to the Annuity Option elected and the sex and adjusted age of the Annuitant at the Annuity Commencement Date. The Policy also contains a table for determining the adjusted age of the Annuitant.

              ILLUSTRATION OF CALCULATIONS FOR ANNUITY UNIT VALUE
                         AND VARIABLE ANNUITY PAYMENTS

FORMULA AND ILLUSTRATION FOR DETERMINING ANNUITY UNIT VALUE

Annuity Unit Value = A X B X C

 Where: A   Annuity Unit Value for the immediately preceding Valuation Period.
        =   Assume.............................................. = $ X

      B = Investment Experience Factor for the Valuation Period for which the Annuity Unit Value is being calculated.
            Assume................................................ = Y

      C = A factor to neutralize the assumed interest rate of 5% built into the Annuity Tables used.
            Assume................................................ = Z

Then, the Annuity Unit Value is:

    $ X X Y X Z = $ Q

FORMULA AND ILLUSTRATION FOR DETERMINING AMOUNT OF FIRST MONTHLY VARIABLE ANNUITY PAYMENT

First Monthly Variable Annuity Payment = A X B
                              $1,000

 Where: A   The Policy Value as of the Annuity Commencement Date.
        =   Assume.............................................. = $ X

      B = The Annuity purchase rate per $1,000 based upon the option selected, the sex and adjusted age of the Annuitant according to the tables contained in the Policy.
            Assume.............................................. = $ Y

Then, the first Monthly Variable Annuity Payment = $ X X $ Y = $ Z
                                       1,000

FORMULA AND ILLUSTRATION FOR DETERMINING THE NUMBER OF ANNUITY UNITS REPRESENTED BY EACH MONTHLY VARIABLE ANNUITY PAYMENT

Number of Annuity Units = A
                    B

 Where: A   The dollar amount of the first monthly Variable Annuity Payment.
        =   Assume.............................................  = $ X

            The Annuity Unit Value for the Valuation Date on which the first
 B =        monthly payment is due.
            Assume.............................................  = $ Y

Then, the number of Annuity Units = $ X = Z
                           $ Y

                          HISTORICAL PERFORMANCE DATA

MONEY MARKET YIELDS

  PFL may from time to time disclose the current annualized yield of the Money Market Subaccount for a 7-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the 7-day period in the value of a hypothetical account having a balance of 1 unit at the beginning of the 7-day period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects (i) net income from the Portfolio attributable to the hypothetical account; and (ii) charges and deductions imposed under a Policy that are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for (i) the Administrative Charges; and (ii) the Mortality and Expense Risk Fee. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCS X ES)/UV) X (365/7)

Where:
NCS=

     The net change in the value of the Portfolio (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=  Per unit expenses of the Subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

  Because of the charges and deductions imposed under a Policy, the yield for the Money Market Subaccount will be lower than the yield for the Money Market Portfolio. The yield calculations do not reflect the effect of any premium taxes or Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 6% to 0% of the amount of Premium Payments withdrawn based on the number of years since the Premium Payment was made. However, Surrender Charges will not be assessed after the tenth Policy Year.

  PFL may also disclose the effective yield of the Money Market Subaccount for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the base period return according to the following formula:

         Effective Yield = (1 + ((NCS - ES)/UV) X (365/7) - 1

Where:
NCS=
     The net change in the value of the account (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the 7-day period attributable to a hypothetical account having a balance of 1 Subaccount unit.

ES=  Per unit expenses of the Subaccount for the 7-day period.

UV=  The unit value on the first day of the 7-day period.

  The yield on amounts held in the Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Money Market Subaccount actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Money Market Portfolio, the types and quality of portfolio securities held by the Money Market Portfolio and its operating expenses. For the seven days ended December 31, 1997, the yield of the VIP Money Market Subaccount was 4.257%, and the effective yield was 4.347% for the Return of Premium Death Benefit. For the seven days ended December 31, 1997, the yield of the VIP Money Market Subaccount was 4.102%, and the effective yield was 4.186% for the 5% Annually Compounding Death Benefit or Annual Step-Up Death Benefit.

OTHER SUBACCOUNT YIELDS

  PFL may from time to time advertise or disclose the current annualized yield of one or more of the Subaccounts of the Mutual Fund Account (except the Money Market Subaccount) for 30-day periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day period. Because the yield is annualized, the yield generated by a Subaccount during the 30-day period is assumed to be generated each 30-day period over a 12-month period. The yield is computed by: (i) dividing the net investment income of the Subaccount less Subaccount expenses for the period, by (ii) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period, compounding that yield for a 6-month period, and (iv) multiplying that result by 2. Expenses attributable to the Subaccount include (i) the Administrative Charge and (ii) the Mortality and Expense Risk Fee. The 30-day yield is calculated according to the following formula:

                Yield = 2 X ((((NI - ES)/(U X UV)) + 1)/6/ - 1)

Where:
NI= Net investment income of the Subaccount for the 30-day period attributable to the Subaccount's unit.

ES=
     Expenses of the Subaccount for the 30-day period.

U=   The average number of units outstanding.

UV= The unit value at the close (highest) of the last day in the 30-day period.

  Because of the charges and deductions imposed by the Mutual Fund Account, the yield for a Subaccount of the Mutual Fund Account will be lower than the yield for its corresponding Portfolio. The yield calculations do not reflect the effect of any premium taxes or Surrender Charges that may be applicable to a particular Policy. Surrender Charges range from 6% to 0% of the amount of Premium Payments withdrawn based on the number of years since the Premium Payment was made. However, Surrender Charges will not be assessed after the tenth Policy Year.

  The yield on amounts held in the Subaccounts of the Mutual Fund Account normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Subaccount's actual yield is affected by the types and quality of its investments and its operating expenses.

TOTAL RETURNS

  PFL may from time to time also advertise or disclose total returns for one or more of the Subaccounts of the Mutual Fund Account for various periods of time. One of the periods of time will include the period measured from the date the Subaccount commenced operations. When a Subaccount has been in operation for 1, 5 and 10 years, respectively, the total return for these periods will be provided. Total returns for other periods of time may from time to time also be disclosed. Total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 to the redemption value of that investment as of the last day of each of the periods. The ending date for each period for which total return quotations are provided will be for the most recent month end practicable, considering the type and media of the communication and will be stated in the communication.

  Total returns will be calculated using Subaccount Unit Values which PFL calculates on each Business Day based on the performance of the Subaccount's underlying Portfolio, and the deductions for the Mortality and Expense Risk Fee and the Administrative Charges. Total return calculations will reflect the effect of Surrender Charges that may be applicable to a particular period. The total return will then be calculated according to the following formula:

                             P (1 + T)N = ERV

Where:

T=   The average annual total return net of Subaccount recurring charges.

ERV= The ending redeemable value of the hypothetical account at the end of the period.

P=   A hypothetical initial payment of $1,000.

N=   The number of years in the period.

OTHER PERFORMANCE DATA

  PFL may from time to time also disclose average annual total returns in a non-standard format in conjunction with the standard format described above. The non-standard format will be identical to the standard format except that the Surrender Charge percentage will be assumed to be 0%.

  PFL may from time to time also disclose cumulative total returns in conjunction with the standard format described above. The cumulative returns will be calculated using the following formula assuming that the Surrender Charge percentage will be 0%.

                              CTR = (ERV / P) - 1

Where:

CTR= The cumulative total return net of Subaccount recurring charges for the period.

ERV= The ending redeemable value of the hypothetical investment at the end of the period.

P=   A hypothetical initial payment of $1,000.

  All non-standard performance data will only be advertised if the standard performance data for the same period, as well as for the required period, is also disclosed.

HYPOTHETICAL PERFORMANCE DATA

  From time to time, sales literature or advertisements may quote average annual total returns for periods prior to the date the Mutual Fund Account commenced operations. Such performance information for the Subaccounts will be calculated based on the performance of the various Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts.

                            STATE REGULATION OF PFL

  PFL is subject to the laws of Iowa governing insurance companies and to regulation by the Iowa Division of Insurance. An annual statement in a prescribed form is filed with the Division of Insurance each year covering the operation of PFL for the preceding year and its financial condition as of the end of such year. Regulation by the Division of Insurance includes periodic examination to determine PFL's contract liabilities and reserves so that the Division may determine the items are correct. PFL's books and accounts are subject to review by the Division of Insurance at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. In addition, PFL is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                                ADMINISTRATION

  PFL performs administrative services for the Policies. These services include issuance of the Policies, maintenance of records concerning the Policies, and certain valuation services.

                              RECORDS AND REPORTS

  All records and accounts relating to the Mutual Fund Account will be maintained by PFL. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, PFL will mail to all Policy Owners at their last known address of record, at least annually, reports containing such information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by law or regulation.

                         DISTRIBUTION OF THE POLICIES

  The Policies are offered to the public through brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and PFL does not anticipate discontinuing the offering of the Policies. However, PFL reserves the right to discontinue the offering of the Policies.

  AFSG Securities Corporation, an affiliate of PFL, is the principal underwriter of the Policies and may enter into agreements with broker-dealers for the distribution of the Policies. Prior to April 30, 1998, AEGON USA

Securities, Inc. (also an affiliate of PFL) was the principal underwriter. During 1997 the amount paid to AEGON USA Securities, Inc. and/or the broker-dealers for their services was $2,337,939.76. No fees had been paid to AEGON USA Securities, Inc. and/or the broker/dealers for their services during 1996 or prior years.

                              OTHER PRODUCTS

  PFL makes other variable annuity policies available that may also be funded through the Mutual Fund Account. These variable annuity policies may have different features, such as different investment options or charges.

                               CUSTODY OF ASSETS

  The assets of each of the Subaccounts of the Mutual Fund Account are held by PFL. The assets of each of the Subaccounts of the Mutual Fund Account are segregated and held separate and apart from the assets of the other Subaccounts and from PFL's general account assets. PFL maintains records of all purchases and redemptions of shares of the Underlying Funds held by each of the Subaccounts. Additional protection for the assets of the Mutual Fund Account is afforded by PFL's fidelity bond, presently in the amount of $5,000,000, covering the acts of officers and employees of PFL.

                                 LEGAL MATTERS

  Legal advice relating to certain matters under the federal securities laws applicable to the issue and sale of the Policies has been provided to PFL by Sutherland, Asbill & Brennan LLP, of Washington D.C.

                             INDEPENDENT AUDITORS

  The Financial Statements of PFL as of December 31, 1997 and 1996, and for each of the three years in the period ended December 31, 1997, and the Financial Statements of the PFL Retirement Builder Variable Annuity Account at December 31, 1997, and for the period from January 2, 1997 (commencement of operations) to December 31, 1997, included in this Statement of Additional Information have been audited by Ernst & Young LLP, Independent Auditors, Suite 3400, 801 Grand Avenue, Des Moines, Iowa 50309.

                               OTHER INFORMATION

  A Registration Statement has been filed with the Securities and Exchange Commission, under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the Securities and Exchange Commission.

                             FINANCIAL STATEMENTS

  The values of the interest of Owners in the Mutual Fund Account will be affected solely by the investment results of the selected Subaccount(s). The Financial Statements of PFL, which are included in this Statement of Additional Information, should be considered only as bearing on the ability of PFL to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Mutual Fund Account.

                     FINANCIAL STATEMENTS - STATUTORY BASIS

                          PFL LIFE INSURANCE COMPANY

                 YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995
                      WITH REPORT OF INDEPENDENT AUDITORS

                          PFL Life Insurance Company

                     Financial Statements - Statutory Basis


                 Years ended December 31, 1997, 1996 and 1995



                                   CONTENTS

Report of Independent Auditors.................................   1

Audited Financial Statements

Balance Sheets - Statutory Basis................................  3
Statements of Operations - Statutory Basis......................  5
Statements of Changes in Capital and Surplus - Statutory Basis..  6
Statements of Cash Flows - Statutory Basis......................  7
Notes to Financial Statements - Statutory Basis.................  9

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

                        Report of Independent Auditors



The Board of Directors
PFL Life Insurance Company


We have audited the accompanying statutory-basis balance sheets of PFL Life Insurance Company as of December 31, 1997 and 1996, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1997. Our audits also included the accompanying statutory-basis financial statement schedules required by Article 7 of Regulation S-X. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles also are described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

In our opinion, because of the effects of the matters described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1997.

      Ernst & Young LLP is a member of Ernst & Young International, Ltd.

[LETTERHEAD OF ERNST & YOUNG LLP APPEARS HERE]

Also, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of PFL Life Insurance Company at December 31, 1997 and 1996, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1997 in conformity with accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                           /s/ Ernst & Young LLP

February 27, 1998

                          PFL Life Insurance Company

                        Balance Sheets - Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                   DECEMBER 31
                                                               1997            1996
                                                        --------------------------------
ADMITTED ASSETS
Cash and invested assets:
 Cash and short-term investments                              $   23,939      $   50,737
 Bonds                                                         4,913,144       4,773,433
 Stocks:
  Preferred                                                        2,750           3,097
  Common (cost:  1997 - $33,058; 1996 - $23,212)                  42,345          32,038
  Affiliated entities (cost:  1997 - $10,798; 1996 -
   $14,893)                                                        8,031           6,934

 Mortgage loans on real estate                                   935,207         911,705
 Real estate, at cost less accumulated depreciation
  ($8,655 in 1997; $11,338 in 1996):
  Home office properties                                           8,283          10,372
  Properties acquired in satisfaction of debt                     11,814          12,260
  Investment properties                                           36,416          35,922
 Policy loans                                                     57,136          54,214
 Other invested assets                                            29,864          16,343
                                                        --------------------------------
Total cash and invested assets                                 6,068,929       5,907,055

Premiums deferred and uncollected                                 16,101          16,345
Accrued investment income                                         69,662          70,401
Short-term notes receivable from affiliate                            --          53,900
Federal income taxes recoverable                                      --           4,018
Transfers from separate accounts                                  60,193          38,528
Other assets                                                      37,624          31,215
Separate account assets                                        2,517,365       1,844,515
                                                        --------------------------------
Total admitted assets                                         $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                                                                   DECEMBER 31
                                                               1997            1996
                                                           -----------------------------
LIABILITIES AND CAPITAL AND SURPLUS
Liabilities:
 Aggregate reserves for policies and contracts:
  Life                                                        $  884,018      $  736,100
  Annuity                                                      4,204,125       4,408,419
  Accident and health                                            169,328         139,269
 Policy and contract claim reserves:
  Life                                                             8,635           7,369
  Accident and health                                             57,713          66,988
 Other policyholders' funds                                      143,831         126,672
 Remittances and items not allocated                             153,745          64,064
 Asset valuation reserve                                          69,825          54,851
 Interest maintenance reserve                                     30,287          23,745
 Federal income taxes payable                                      1,889              --
 Short-term notes payable to affiliates                           16,400              --
 Other liabilities                                                75,070          70,663
 Payable to affiliates                                            13,240           4,975
 Separate account liabilities                                  2,512,406       1,844,515
                                                        --------------------------------
Total liabilities                                              8,340,512       7,547,630

Commitments and contingencies

Capital and surplus:
 Common stock, $10 par value, 500 shares authorized,
  266 issued and outstanding                                       2,660           2,660

 Paid-in surplus                                                 154,282         154,129
 Unassigned surplus                                              272,420         261,558
                                                        --------------------------------
Total capital and surplus                                        429,362         418,347
                                                        --------------------------------
Total liabilities and capital and surplus                     $8,769,874      $7,965,977
                                                        ================================

See accompanying notes.

                          PFL Life Insurance Company

                   Statements of Operations - Statutory Basis
                            (Dollars in thousands)

                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                           --------------------------------------------------------
Revenues:
 Premiums and other considerations, net of
  reinsurance:
  Life                                                         $  202,435           $  204,872           $  114,704
  Annuity                                                         657,695              725,966              921,452
  Accident and health                                             207,982              227,862              232,738
 Net investment income                                            446,424              428,337              392,685
 Amortization of interest maintenance reserve                       3,645                2,434                4,341
 Commissions and expense allowances on reinsurance
  ceded                                                            49,859               73,931               77,071
                                                           --------------------------------------------------------
                                                                1,568,040            1,663,402            1,742,991
Benefits and expenses:
 Benefits paid or provided for:
  Life and accident and health benefits                           146,583              147,024              146,346
  Surrender benefits                                              658,071              512,810              498,626
  Other benefits                                                  126,495              101,288               88,607
  Increase (decrease) in aggregate reserves for
   policies and contracts:
   Life                                                           149,575              140,126               50,071
   Annuity                                                       (203,139)             188,002              528,330
   Accident and health                                             30,059               26,790               17,694
   Other                                                           16,998               19,969               16,017
                                                           --------------------------------------------------------
                                                                  924,642            1,136,009            1,345,691
 Insurance expenses:
  Commissions                                                     157,300              177,466              200,706
  General insurance expenses                                       57,571               57,282               57,623
  Taxes, licenses and fees                                          8,715               13,889               15,700
  Net transfers to separate accounts                              297,480              171,785               42,981
  Other expenses                                                      119                  526                  760
                                                           --------------------------------------------------------
                                                                  521,185              420,948              317,770
                                                           --------------------------------------------------------
                                                                1,445,827            1,556,957            1,663,461
                                                           --------------------------------------------------------

Gain from operations before federal income taxes and
 net realized capital gains (losses) on investments               122,213              106,445               79,530

Federal income tax expense                                         43,381               41,177               33,335
                                                           --------------------------------------------------------

Gain from operations before net realized capital
 gains (losses) on investments                                     78,832               65,268               46,195


Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts
 transferred to interest maintenance reserve)                       7,159               (3,503)             (18,096)

                                                           --------------------------------------------------------
Net income                                                     $   85,991           $   61,765           $   28,099
                                                           ========================================================

See accompanying notes.

                          PFL Life Insurance Company

        Statements of Changes in Capital and Surplus - Statutory Basis
                            (Dollars in thousands)

                                                                                                       TOTAL CAPITAL
                                                   COMMON STOCK        PAID-IN         UNASSIGNED       AND SURPLUS
                                                                       SURPLUS          SURPLUS

                                                 ---------------------------------------------------------------------
Balance at January 1, 1995                                 $2,660         $114,129         $211,552          $328,341
 Capital contribution                                           -           40,000                -            40,000
 Net income for 1995                                            -                -           28,099            28,099
 Net unrealized capital losses                                  -                -           (7,574)           (7,574)
 Decrease in non-admitted assets                                -                -               50                50
 Increase in asset valuation reserve                            -                -           (5,946)           (5,946)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -               35                35
 Cancellation of reinsurance agreement                          -                -              585               585
 Amendment of reinsurance agreement                             -                -              419               419
 Transfer of subsidiary investment to
  stockholder                                                   -                -           (3,250)           (3,250)
 Change in reserve valuation methodology                        -                -             (501)             (501)
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (2,730)           (2,730)
                                                 ---------------------------------------------------------------------
Balance at December 31, 1995                                2,660          154,129          220,739           377,528
 Net income for 1996                                            -                -           61,765            61,765
 Net unrealized capital gains                                   -                -            2,351             2,351
 Increase in non-admitted assets                                -                -             (148)             (148)
 Increase in asset valuation reserve                            -                -          (10,930)          (10,930)
 Dividend to stockholder                                        -                -          (20,000)          (20,000)
 Prior period adjustment                                        -                -            5,025             5,025
 Surplus effect of sale of a division                           -                -             (384)             (384)
 Surplus effect of ceding commission
  associated with the sale of a division                        -                -               29                29
  Amendment of reinsurance agreement                            -                -              421               421
 Decrease in liability for reinsurance in
  unauthorized companies                                        -                -            2,690             2,690
                                                 ---------------------------------------------------------------------
Balance at December 31, 1996                                2,660          154,129          261,558           418,347
 Capital contribution                                           -              153                -               153
 Net income for 1997                                            -                -           85,991            85,991
 Net unrealized capital gains                                   -                -            3,592             3,592
 Increase in non-admitted assets                                -                -             (481)             (481)
 Increase in asset valuation reserve                            -                -          (14,974)          (14,974)
 Dividend to stockholder                                        -                -          (62,000)          (62,000)
 Surplus effect of sale of a division                           -                -             (161)             (161)
 Surplus effect of ceding commissions
  associated with the sale of a division                        -                -                5                 5
 Surplus effect of amendment of reinsurance                     -                -              389               389
  agreement
 Surplus effect of reinsurance agreement                        -                -              402               402
 Increase in liability for reinsurance in
  unauthorized companies                                        -                -           (1,901)           (1,901)
                                                ---------------------------------------------------------------------
Balance at December 31, 1997                               $2,660         $154,282         $272,420          $429,362
                                                =====================================================================

See accompanying notes.

                          PFL Life Insurance Company

                  Statements of Cash Flows - Statutory Basis
                            (Dollars in thousands)


                                                                          YEAR ENDED DECEMBER 31
                                                              1997                 1996                 1995
                                                     --------------------------------------------------------------
Operating activities
Premiums and other considerations, net of reinsurance         $ 1,119,936          $ 1,240,748          $ 1,353,407
Net investment income                                             452,091              431,456              398,051
Life and accident and health claims                              (154,383)            (147,556)            (140,798)
Surrender benefits and other fund withdrawals                    (658,071)            (512,810)            (498,626)
Other benefits to policyholders                                  (126,462)            (101,254)             (88,519)
Commissions, other expenses and other taxes                      (225,042)            (248,321)            (278,241)
Net transfers to separate accounts                               (319,146)            (210,312)             (42,981)
Federal income taxes, excluding tax on capital gains              (47,909)             (35,551)             (32,905)
Cash paid in conjunction with an amendment of a
 reinsurance agreement                                             (4,826)              (5,812)
Repayment of intercompany notes and receivables, net                    -                    -              (48,070)
Cash received in connection with a reinsurance
 agreement                                                          1,477                    -                    -

Other, net                                                         89,693              (41,677)              62,345
                                                     --------------------------------------------------------------
Net cash provided by operating activities                         127,358              368,911              683,663

INVESTING ACTIVITIES
Proceeds from investment sold, matured or repaid:
 Bonds and preferred stocks                                     3,284,095            2,112,831            1,757,229
 Common stocks                                                     34,004               27,214               20,338
 Mortgage loans on real estate                                    138,162               74,351               36,550
 Real estate                                                        6,897               18,077               23,203
 Cash received from ceding commissions associated
  with the sale of a division                                           8                   45                   55
 Other                                                             57,683               22,568                8,258
                                                     --------------------------------------------------------------
                                                                3,520,849            2,255,086            1,845,633

Cost of investments acquired:
 Bonds and preferred stocks                                    (3,411,442)          (2,270,105)          (2,294,195)
 Common stocks                                                    (37,339)             (29,799)             (23,284)
 Mortgage loans on real estate                                   (159,577)            (324,381)            (192,292)
 Real estate                                                       (2,013)                (222)             (10,188)
 Policy loans                                                      (2,922)              (1,539)                (877)
 Cash paid in association with the sale of a division                   -                 (539)                   -
 Cash paid in conjunction with sales of a division                   (591)                (123)                   -
 Other                                                            (15,674)              (6,404)              (2,670)
                                                     --------------------------------------------------------------
                                                               (3,629,558)          (2,633,112)          (2,523,506)
                                                     --------------------------------------------------------------
Net cash used in investing activities                            (108,709)            (378,026)            (677,873)

                          PFL Life Insurance Company

                            (Dollars in thousands)

                                                                        YEAR ENDED DECEMBER 31
                                                              1997                1996               1995
                                                     -----------------------------------------------------------

FINANCING ACTIVITIES
Issuance of short-term intercompany notes payable           $     16,400       $           -        $     40,000
Capital contribution                                                 153                   -                   -
Dividends to stockholder                                         (62,000)            (20,000)                  -
                                                     -----------------------------------------------------------
Net cash provided by (used in) financing activities              (45,447)            (20,000)             40,000
                                                     -----------------------------------------------------------
Increase (decrease) in cash and short-term
 investments                                                     (26,798)            (29,115)             45,790

Cash and short-term investments at beginning of year              50,737              79,852              34,062
                                                     -----------------------------------------------------------
Cash and short-term investments at end of year              $     23,939       $      50,737        $     79,852
                                                     ===========================================================


See accompanying notes.

                          PFL Life Insurance Company

                Notes to Financial Statements - Statutory Basis
                            (Dollars in thousands)

                               December 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

PFL Life Insurance Company ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company ("First AUSA"), which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is a wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

In connection with the sale of certain affiliated companies, the Company has assumed various blocks of business from these former affiliates through mergers. In addition, the Company has canceled or entered into several coinsurance and reinsurance agreements with affiliates and non-affiliates. The following is a description of those transactions:

 . During 1996, the Company sold its North Richland Hills, Texas health administrative operations known as The Insurance Center. The transaction resulted in the transfer of substantially all employees and office facilities to United Insurance Companies, Inc. ("UICI"). All inforce business will continue to be shared by UICI and the Company and its affiliates through the existing coinsurance agreements. After a short transition period, all new business produced by United Group Association, an independent insurance agency, will be written by the insurance subsidiaries of UICI and will not be shared with the Company and its affiliates through coinsurance arrangements. As a result of the sale, during 1996 the Company transferred $123 in assets, substantially all of which was cash, and $70 of liabilities. The difference between the assets and liabilities of $(53) plus a tax credit of $19 was charged directly to unassigned surplus. During 1997, the Company transferred $591 in assets, substantially all of which was cash and $343 of liabilities. The difference between the assets and liabilities of $(248) net of a tax credit of $87 was charged directly to unassigned surplus.

 . Effective December 31, 1995, the Company canceled a coinsurance agreement with its parent, First AUSA. As a result of the cancellation, the Company transferred $825 of assets and $1,712 of liabilities. The difference between the assets and liabilities, net of a tax effect of $302 was credited directly to unassigned surplus.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

 . On January 1, 1994, the Company entered into an agreement with a non-affiliate reinsurer to increase the reinsurance ceded by 2-1/2% each year (primarily group health business). As a result, the Company transferred $4,303 in assets and liabilities of $4,467 during 1995. The difference between the assets and liabilities of $164, plus a tax credit of $255, was credited directly to unassigned surplus. During 1996, the Company transferred $5,991 in assets, including $5,812 of cash and short-term investments and liabilities of $6,146. The difference between the assets and liabilities of $155, plus a tax credit of $266 was credited directly to unassigned surplus. During 1997, the Company transferred $5,045 in assets, including $4,826 of cash and short-term investments, and liabilities of $5,164. The difference between the assets and liabilities of $119 plus a tax credit of $270 was credited directly to unassigned surplus.

 . During 1993, the Company sold the Oakbrook Division (primarily group health business). The initial transfer of risk occurred through an indemnity reinsurance agreement. The policies will then be assumed by the reinsurer by novation as state regulatory and policyholder approvals are received. During 1996, the Company paid $539 in association with this sale; the payment, net of a tax credit of $189, were charged directly to unassigned surplus. In addition, the Company will receive from the third party administrator a ceding commission of one percent of the premiums collected between January 1, 1994 and December 31, 1996. As a result of the sale, in 1995, the Company received $55 for ceding commissions; the commissions net of the related tax effect of $20 was credited directly to unassigned surplus. During 1996, the Company received $45 for ceding commissions; the commissions net of the related tax effect of $(16) was charged directly to unassigned surplus. In 1997, the Company received $8 for ceding commissions; the commissions net of the related tax effect of $3 was credited directly to unassigned surplus.

 . During 1997, the Company entered into a reinsurance agreement with a non-affiliate. As a result of the agreement, the Company received $1,480 of assets, including $1,477 of cash and short-term securities, and $861 of liabilities. The difference between the assets and liabilities of $619, net of a tax effect of $217 was credited directly to unassigned surplus.

NATURE OF BUSINESS

The Company sells individual non-participating whole life, endowment and term contracts, as well as a broad line of single fixed and flexible premium annuity products. In addition, the Company offers group life, universal life, and individual and specialty health coverages. The Company is licensed in 49 states and the District of Columbia. Sales of the Company's products are primarily through the Company's agents and financial institutions.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Significant estimates and assumptions are utilized in the calculation of aggregate policy reserves, policy and contract claim reserves, guaranty fund assessment accruals and valuation allowances on investments. It is reasonably possible that actual experience could differ from the estimates and assumptions utilized which could have a material impact on the financial statements.

The accompanying financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Insurance Division, Department of Commerce, of the State of Iowa, which practices differ in some respects from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are charged to current operations as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies based on statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability) changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid;

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

(l) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of expense in the statement of operations; (m) gains or losses on dispositions of business are charged or credited directly to unassigned surplus rather than being reported in the statement of operations; and (n) a liability is established for "unauthorized reinsurers" and changes in this liability are charged or credited directly to unassigned surplus. The effects of these variances have not been determined by the Company.

The National Association of Insurance Commissioners (NAIC) currently is in the process of recodifying statutory accounting practices, the result of which is expected to constitute the only source of "prescribed" statutory accounting practices. Accordingly, that project, which is expected to be completed in 1998, will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements.

CASH AND CASH EQUIVALENTS

For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturity of one year or less when purchased to be cash equivalents.

INVESTMENTS

Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the security. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Investments in preferred stocks in good standing are reported at cost. Investments in preferred stocks not in good standing are reported at the lower of cost or market. Common stocks of affiliated and unaffiliated companies, which includes shares of mutual funds (money market and other), are carried at market. Real estate is reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other invested assets consist principally of investments in various joint ventures and are recorded at equity in underlying net assets. Other "admitted assets" are valued, principally at cost, as required or permitted by Iowa Insurance Laws.

                          PFL Life Insurance Company

                            (Dollars in thousands)


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or on real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. At December 31, 1997, 1996 and 1995, the Company excluded investment income due and accrued of $177, $1,541 and $2,272, respectively, with respect to such practices.

The Company uses interest rate swaps and caps as part of its overall interest rate risk management strategy for certain life insurance and annuity products. The Company entered into several interest rate swap contracts to modify the interest rate characteristics of the underlying liabilities. The net interest effect of such swap transactions is reported as an adjustment of interest income from the hedged items as incurred.

The Company has entered into interest-rate cap agreements to hedge the exposure of changing interest rates. The cash flows from the interest rate caps will help offset losses that might occur from changes in interest rates. The cost of such agreements is included in interest expense ratably during the life of the agreement. Income received as a result of the cap agreement will be recognized in investment income as earned. Unamortized cost of the agreements is included in other assets.

AGGREGATE POLICY RESERVES

Life, annuity and accident and health benefit reserves are developed by actuarial methods and are determined based on published tables based on statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality and American Experience Mortality Tables. The reserves are calculated using interest rates ranging from 2.00 to 6.00 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with and without life contingencies are equal to the present value of future payments assuming interest rates ranging from 2.50 to 11.25 percent and mortality rates, where appropriate, from a variety of tables.

Accident and health policy reserves are equal to the greater of the gross unearned premiums or any required midterminal reserves plus net unearned premiums and the present value of amounts not yet due on both reported and unreported claims.

POLICY AND CONTRACT CLAIM RESERVES

Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

SEPARATE ACCOUNTS

Assets held in trust for purchases of variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $281,095, $227,864 and $133,386 in 1997, 1996 and 1995, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge.

                          PFL Life Insurance Company

                            (Dollars in thousands)



1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

RECLASSIFICATIONS

Certain reclassifications have been made to the 1996 and 1995 financial statements to conform to the 1997 presentation.


2. FAIR VALUES OF FINANCIAL INSTRUMENTS

Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. SFAS No. 119, Disclosures about Derivative Financial Instruments and Fair Value of Financial Instruments, requires additional disclosure about derivatives. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 and No. 119 exclude certain financial instruments and all nonfinancial instruments from their disclosure requirements and allow companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

 Cash and short-term investments: The carrying amounts reported in the balance sheet for these instruments approximate their fair values.

 Investment securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

 Mortgage loans and policy loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans is assumed to equal their carrying value.

                          PFL Life Insurance Company

                            (Dollars in thousands)



2. FAIR VALUES OF FINANCIAL INSTRUMENTS (CONTINUED)

   Investment contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

   Interest rate cap and interest rate swaps: Estimated fair value of the interest rate cap is based upon the latest quoted market price.

Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

The following sets forth a comparison of the fair values and carrying values of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107 and No. 119:

                                                        DECEMBER 31
                                           1997                             1996
                               ------------------------------   ------------------------------
                                   CARRYING                         Carrying
                                     VALUE       FAIR VALUE           Value       FAIR VALUE
                               ------------------------------   ------------------------------
 ADMITTED ASSETS
 Bonds                              $4,913,144     $5,046,527        $4,773,433     $4,867,770
 Preferred stocks                        2,750          8,029             3,097          7,133
 Common stocks                          42,345         42,345            32,038         32,038
 Affiliated common stock                 8,031          8,031             6,934          6,934
 Mortgage loans on real estate         935,207        983,720           911,705        922,010
 Policy loans                           57,136         57,136            54,214         54,214
 Cash and short-term
  investments                           23,939         23,939            50,737         50,737

 Interest rate cap                       5,618          1,513             6,797          6,975
 Interest rate swaps                         -          2,546                 -              -
 Separate account assets             2,517,365      2,517,365         1,844,515      1,844,515

 LIABILITIES
 Investment contract liabilities     4,345,181      4,283,461         4,532,568      4,398,630
 Separate account liabilities        2,452,205      2,452,205         1,803,057      1,803,057

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS

The carrying value and estimated fair value of investments in debt securities were as follows:

                                                                      GROSS           GROSS       ESTIMATED
                                                    CARRYING        UNREALIZED     UNREALIZED        FAIR
                                                      VALUE           GAINS          LOSSES          VALUE
                                              -----------------------------------------------------------------
DECEMBER 31, 1997
Bonds:
  United States Government and agencies            $  188,241        $  2,562        $    (21)      $  190,782
  State, municipal and other government                61,532           2,584          (1,774)          62,342
  Public utilities                                    121,582           5,384          (2,952)         124,014
  Industrial and miscellaneous                      1,955,587          85,233          (7,752)       2,033,068
  Mortgage-backed securities                        2,586,202          55,382          (5,263)       2,636,321
                                             -----------------------------------------------------------------
                                                    4,913,144         151,145         (17,762)       5,046,527
 Preferred stocks                                       2,750           5,279               -            8,029
                                             -----------------------------------------------------------------
                                                   $4,915,894        $156,424        $(17,762)      $5,054,556
                                             =================================================================
DECEMBER 31, 1996
 Bonds:
  United States Government and agencies            $  136,450        $  3,301        $    180       $  139,571
  State, municipal and other government                59,644           1,906             177           61,373
  Public utilities                                    147,918           5,616           1,020          152,514
  Industrial and miscellaneous                      1,958,681          64,710           8,105        2,015,286
  Mortgage-backed securities                        2,470,740          43,896          15,610        2,499,026
                                             -----------------------------------------------------------------
                                                    4,773,433         119,429          25,092        4,867,770
 Preferred stocks                                       3,097           4,036               -            7,133
                                             -----------------------------------------------------------------
                                                   $4,776,530        $123,465        $ 25,092       $4,874,903
                                             =================================================================

The carrying value and estimated fair value of bonds at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                               CARRYING      ESTIMATED
                                                                 VALUE       FAIR VALUE
                                                             ----------------------------
 Due in one year or less                                       $  132,834      $  133,608
 Due after one year through five years                          1,036,862       1,066,474
 Due after five years through ten years                           886,542         915,229
 Due after ten years                                              270,704         294,895
                                                             ----------------------------
                                                                2,326,942       2,410,206
 Mortgage and other asset-backed securities                     2,586,202       2,636,321
                                                             ----------------------------
                                                               $4,913,144      $5,046,527
                                                             ============================

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

A detail of net investment income is presented below:

                                             YEAR ENDED DECEMBER 31
                                        1997          1996          1995
                                      --------------------------------------
 Interest on bonds and notes            $373,496      $364,356      $342,182
 Dividends on equity investments           1,460         1,436         1,822
 Interest on mortgage loans               80,266        69,418        52,702
 Rental income on real estate              7,501         9,526        10,443
 Interest on policy loans                  3,400         3,273         3,112
 Other investment income                     613         1,799         1,803
                                      --------------------------------------

 Gross investment income                 466,736       449,808       412,064

 Investment expenses                      20,312        21,471        19,379
                                      --------------------------------------
 Net investment income                  $446,424      $428,337      $392,685
                                      ======================================

Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               YEAR ENDED DECEMBER 31
                                       1997             1996             1995
                                   ----------------------------------------------
 Proceeds                             $3,284,095       $2,112,831      $1,757,229
                                   ==============================================


 Gross realized gains                 $   30,094       $   19,876      $   19,721
 Gross realized losses                   (17,265)         (19,634)        (34,399)
                                   ----------------------------------------------
 Net realized gains (losses)          $   12,829       $      242      $  (14,678)
                                   ==============================================

At December 31, 1997, investments with an aggregate carrying value of $5,944,376 were on deposit with regulatory authorities or were restrictively held in bank custodial accounts for the benefit of such regulatory authorities as required by statute.

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                            REALIZED
                                             ---------------------------------------
                                                     YEAR ENDED DECEMBER 31
                                                1997           1996          1995
                                             ---------------------------------------

 Debt securities                                $ 12,829       $   242      $(14,678)
 Short-term investments                              (19)         (197)           24
 Equity securities                                 6,972         1,798           504
 Mortgage loans on real estate                     2,252        (5,530)       (1,053)
 Real estate                                       4,252         1,210        (1,908)
 Other invested assets                             1,632            12          (970)
                                             ---------------------------------------
                                                  27,918        (2,465)      (18,081)

 Tax effect                                      (10,572)       (1,235)        7,878
 Transfer to interest maintenance reserve        (10,187)          197        (7,891)
                                             ---------------------------------------
 Net realized gains (losses)                    $  7,159       $(3,503)     $(18,096)
                                             =======================================

                                                      CHANGE IN UNREALIZED
                                             ---------------------------------------
                                                      YEAR ENDED DECEMBER 31
                                                1997          1996            1995
                                             ----------------------------------------
 Debt securities                                 $40,289     $(115,867)     $355,560
 Equity securities                                 5,653         2,929       (16,379)
                                             ----------------------------------------
 Change in unrealized appreciation
  (depreciation)                                 $45,942     $(112,938)     $339,181
                                             =======================================

Gross unrealized gains and gross unrealized losses on equity securities were as follows:

                                                           DECEMBER 31
                                                 1997          1996         1995
                                             ---------------------------------------
 Unrealized gains                                $10,356       $ 9,590      $ 6,833
 Unrealized losses                                (3,836)       (8,723)      (8,895)
                                             ---------------------------------------
 Net unrealized gains (losses)                   $ 6,520       $   867      $(2,062)
                                             =======================================

                                      19

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

During 1997, the Company issued mortgage loans with interest rates ranging from 7.32% to 8.62%. The maximum percentage of any one mortgage loan to the value of the underlying real estate at origination was 80%. Mortgage loans with a carrying value of $237 were non-income producing for the previous twelve months. Accrued interest of $79 related to these mortgage loans was excluded from investment income. The Company requires all mortgaged properties to carry fire insurance equal to the value of the underlying property.

During 1996 and 1995, mortgage loans of $13,163 and $1,644, respectively, were foreclosed and transferred to real estate. No mortgage loans were foreclosed during 1997. At December 31, 1997 and 1996, the Company held a mortgage loan loss reserve in the asset valuation reserve of $11,985 and $5,432, respectively. The mortgage loan portfolio is diversified by geographic region and specific collateral property type as follows:

      GEOGRAPHIC DISTRIBUTION                   PROPERTY TYPE DISTRIBUTION
--------------------------------------    --------------------------------------
                         DECEMBER 31                             DECEMBER 31
                        1997     1996                           1997     1996
                       ---------------                         ---------------
  South Atlantic         29%    26%        Retail                35%     37%
  Pacific                15     13         Office                31      34
  E. North Central       12     15         Apartment             14      14
  Mountain               10     10         Other                 14      12
  W. South Central        9     12         Industrial             6       3
  E. South Central        8      9
  Middle Atlantic         7      6
  W. North Central        6      6
  New England             4      3

At December 31, 1997, the Company had the following investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve:

        DESCRIPTION OF SECURITY OR ISSUER                   CARRYING VALUE
--------------------------------------------------      ----------------------
Bonds:
 Structured Asset Securities Corporation                        $66,650
 Countrywide Mortgage Backed Securities, Inc.                    94,918

                          PFL Life Insurance Company

                            (Dollars in thousands)



3. INVESTMENTS (CONTINUED)

The Company utilizes a variety of off-balance sheet financial instruments as part of its efforts to hedge and manage fluctuations in the market value of its investment portfolio attributable to changes in general interest rate levels and to manage duration mismatch of assets and liabilities. Those instruments include interest rate exchange agreements (swaps and caps), options, and commitments to extend credit and all involve elements of credit and market risks in excess of the amounts recognized in the accompanying financial statements at a given point in time. The contract or notional amounts of those instruments reflect the extent of involvement in the various types of financial instruments.

The Company's exposure to credit risk is the risk of loss from a counterparty failing to perform according to the terms of the contract. That exposure includes settlement risk (i.e., the risk that the counterparty defaults after the Company has delivered funds or securities under terms of the contract) that would result in an accounting loss and replacement cost risk (i.e., the cost to replace the contract at current market rates should the counterparty default prior to settlement date). Credit loss exposure resulting from nonperformance by a counterparty for commitments to extend credit is represented by the contractual amounts of the instruments.

At December 31, 1997 and 1996, the Company's outstanding financial instruments with on and off-balance sheet risks, shown in notional amounts, are summarized as follows:

                                                              NOTIONAL AMOUNT
                                                             1997         1996
                                                          -----------------------
 Derivative securities:
  Interest rate swaps:
   Receive fixed  pay floating                             $100,000      $      -
   Receive floating (uncapped) - pay floating (capped)       67,229             -
 Interest rate cap agreements                               500,000       500,000

4. REINSURANCE

The Company reinsures portions of risk on certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligation under the reinsurance treaty.

                          PFL Life Insurance Company

                            (Dollars in thousands)



4. REINSURANCE (CONTINUED)

Reinsurance assumption and cession treaties are transacted primarily with affiliates. Premiums earned reflect the following reinsurance assumed and ceded amounts:

                                                  1997           1996            1995
                                          --------------------------------------------------
 Direct premiums                              $1,312,446      $1,457,450      $1,591,531
 Reinsurance assumed                               2,038           1,796           2,356
 Reinsurance ceded                              (246,372)       (300,546)       (324,993)
                                          --------------------------------------------------
 Net premiums earned                          $1,068,112      $1,158,700      $1,268,894
                                          ==================================================

The Company received reinsurance recoveries in the amount of $183,638, $168,155 and $167,287 during 1997, 1996 and 1995, respectively. At December 31, 1997 and 1996, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $60,437 and $63,226, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1997 and 1996 of $2,434,130 and $2,737,441, respectively.

At December 31, 1997, amounts recoverable from unauthorized reinsurers of $73,080 (1996 $73,434) and reserve credits for reinsurance ceded of $78,838 (1996 $55,035) were associated with a single reinsurer and its affiliates. The Company holds collateral under these reinsurance agreements in the form of trust agreements totaling $117,686 at December 31, 1997 that can be drawn on for amounts that remain unpaid for more than 120 days.


5. INCOME TAXES

For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                          PFL Life Insurance Company

                            (Dollars in thousands)



5. INCOME TAXES (CONTINUED)

Federal income tax expense differs from the amount computed by applying the statutory federal income tax rate to gain from operations before taxes and realized capital losses for the following reasons:

                                                             YEAR ENDED DECEMBER 31
                                                       1997           1996           1995
                                                 -------------------------------------------
 Computed tax at federal statutory rate (35%)         $42,775        $37,256       $27,835
 Tax reserve adjustment                                 2,004          2,211         2,405
 Excess tax depreciation                                 (392)          (384)         (365)
 Deferred acquisition costs  tax basis                  4,308          5,583         4,581
 Prior year over accrual                               (1,016)          (499)         (306)
 Dividend received deduction                             (941)          (454)          (56)
 Charitable contribution                                 (848)             -             -
 Other items  net                                      (2,509)        (2,536)         (759)
                                                 -------------------------------------------
 Federal income tax expense                           $43,381        $41,177       $33,335
                                                 ===========================================

Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($20,387 at December 31, 1997). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $7,135.

The Company's federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service through 1987. During 1996, there was a $5,025 prior period adjustment to the tax accrual. This included a $2,100 writeoff of an intangible asset for tax purposes, and a federal income tax refund of $1,829 for tax years 1984-1986 and related interest of $1,686, net of a tax effect of $590. An examination is underway for years 1988 through 1995.


6. POLICY AND CONTRACT ATTRIBUTES

Participating life insurance policies are issued by the Company which entitle policyholders to a share in the earnings of the participating policies, provided that a dividend distribution, which is determined annually based on mortality and persistency experience of the participating policies, is authorized by the Company. Participating insurance constituted approximately .9% and 1.0% of ordinary life insurance in force at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

A portion of the Company's policy reserves and other policyholders' funds (including separate account liabilities) relate to liabilities established on a variety of the Company's products that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                        DECEMBER 31
                                                         1997                                 1996
                                          -------------------------------      --------------------------------
                                                                PERCENT                               PERCENT
                                                 AMOUNT         OF TOTAL              AMOUNT         OF TOTAL
                                          -------------------------------      --------------------------------
 Subject to discretionary withdrawal with
  market value adjustment                      $    8,912          0%            $   20,800             0%
 Subject to discretionary withdrawal at
  book value less surrender charge                755,300          8                794,881             9
 Subject to discretionary withdrawal at
  market value                                  2,454,845         27              1,803,057            20
 Subject to discretionary withdrawal at
  book value (minimal or no charges or
  adjustments)                                  5,821,049         63              6,284,876            69
 Not subject to discretionary withdrawal
  provision                                       203,522          2                174,416             2
                                          -------------------------------      --------------------------------
                                                9,243,628        100%             9,078,030           100%
 Less reinsurance ceded                         2,372,495                         2,677,432
                                          ------------------                   ------------------
 Total policy reserves on annuities and
  deposit fund liabilities                     $6,871,134                        $6,400,598
                                          ==================                   ==================

A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                      1997            1996              1995
                                                            ---------------------------------------------------
Transfers as reported in the summary of operations of the
 separate accounts statement:
  Transfers to separate accounts                                    $281,095         $227,864          $133,386
  Transfers from separate accounts                                     9,819           75,172           104,219
                                                            ---------------------------------------------------
 Net transfers to separate accounts                                  271,276          152,692            29,167

 Reconciling adjustments  charges for investment
  manage-ment, administration fees and contract guarantees            26,204           19,093            13,814
                                                            ---------------------------------------------------
 Transfers as reported in the summary of operations of the
  life, accident and health annual statement                        $297,480         $171,785          $ 42,981
                                                            ===================================================

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

Reserves on the Company's traditional life products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1997 and 1996, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                      GROSS        LOADING         NET
                                                  ----------------------------------------
DECEMBER 31, 1997
Life and annuity:
  Ordinary direct first year business                $ 2,316         $1,698        $   618
  Ordinary direct renewal business                    22,724          6,834         15,890
  Group life direct business                           1,523            646            877
  Reinsurance ceded                                   (1,464)           (81)        (1,383)
                                                  ----------------------------------------
                                                      25,099          9,097         16,002
 Accident and health:
  Direct                                                 148              -            148
  Reinsurance ceded                                      (49)             -            (49)
                                                  ----------------------------------------
 Total accident and health                                99              -             99
                                                  ----------------------------------------
                                                     $25,198         $9,097        $16,101
                                                  ========================================

 DECEMBER 31, 1996
 Life and annuity:
  Ordinary direct first year business                $ 2,657         $1,865        $   792
  Ordinary direct renewal business                    23,307          7,180         16,127
  Group life direct business                           1,788          1,195            593
  Reinsurance ceded                                   (1,706)          (438)        (1,268)
                                                  ----------------------------------------
                                                      26,046          9,802         16,244
 Accident and health:
  Direct                                                 104              -            104
  Reinsurance ceded                                       (3)             -             (3)
                                                 -----------------------------------------
 Total accident and health                               101              -            101
                                                  ----------------------------------------
                                                     $26,147         $9,802        $16,345
                                                  ========================================

At December 31, 1997 and 1996, the Company had insurance in force aggregating $69,271 and $69,251, respectively, in which the gross premiums are less than the net premiums required by the standard valuation standards established by the Insurance Division, Department of Commerce, of the State of Iowa. The Company established policy reserves of $1,128 and $1,252 to cover these deficiencies at December 31, 1997 and 1996, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



6. POLICY AND CONTRACT ATTRIBUTES (CONTINUED)

In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $501 was made for the year ended December 31, 1995, related to the change in reserve methodology.


7. DIVIDEND RESTRICTIONS

Generally, an insurance company's ability to pay dividends is limited to the amount that their net assets, as determined in accordance with statutory accounting practices, exceed minimum statutory capital requirements. However, payment of such amounts as dividends may be subject to approval by regulatory authorities.

The Company paid dividends to its parent of $62,000 and $20,000 in 1997 and 1996, respectively. No dividends were paid in 1995.


8. RETIREMENT AND COMPENSATION PLANS

The Company's employees participate in a qualified benefit pension plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the FASB No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $422, $1,056 and $942 for the years ended December 31, 1997, 1996 and 1995, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements, are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974. Expense related to this plan was $226, $297 and $465 for the years ended December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



8. RETIREMENT AND COMPENSATION PLANS (CONTINUED)

AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Service Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued or funded as deemed appropriate by management of AEGON and the Company.

In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $62, $184 and $164 for the years ended December 31, 1997, 1996 and 1995, respectively.


9. RELATED PARTY TRANSACTIONS

The Company shares certain offices, employees and general expenses with affiliated companies.

The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1997, 1996 and 1995, the Company paid $18,705, $17,028 and $14,214, respectively, for these services, which approximates their costs to the affiliates.

Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.6% at December 31, 1997. During 1997, 1996 and 1995, the Company paid net interest of $1,188, $174 and $71, respectively, to affiliates.

During 1997 and 1995, the Company received capital contributions of $153 and $40,000, respectively, in cash from its parent.

At December 31, 1997, the Company has a $16,400 short-term note payable to an affiliate. Interest on this note accrues at 5.6%.

                          PFL Life Insurance Company

                            (Dollars in thousands)



9.  RELATED PARTY TRANSACTIONS (CONTINUED)

During 1995, the Company sold real estate with a book value of approximately $13,270 to an affiliated entity in exchange for a short-term note receivable. No gain was recognized on this sale. This note matured during 1996.

During the year ended December 31, 1995, the Company restructured demand notes and accrued interest of $13,250 and $745, respectively, related to an affiliate. The Company received 9,750 shares of preferred stock from the affiliate for satisfaction of debt. The Company realized a loss of $8,695 related to this transaction. At December 31, 1996 and 1995, the preferred stock related to this affiliate was deemed to have no value and an unrealized loss of $4,555 was recognized in 1995.


10. COMMITMENTS AND CONTINGENCIES

The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages, in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. Potential future obligations for unknown insolvencies are not determinable by the Company. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Associations. The Company has established a reserve of $17,700 and $21,774 and an offsetting premium tax benefit of $7,984 and $8,752 at December 31, 1997 and 1996, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (benefit) was $(975), $2,617 and $5,859 for December 31, 1997, 1996 and 1995, respectively.

                          PFL Life Insurance Company

                            (Dollars in thousands)



11. YEAR 2000 (UNAUDITED)

AEGON has adopted and has in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. The Company has begun to convert or modify, where necessary, critical data processing systems. It is contemplated that the plan will be substantially completed by early 1999. The Company does not expect this project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the project, the Company has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on the Company.

Since the Year 2000 computer problem, and its resolution is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of the Company, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

                          PFL Life Insurance Company

                      Summary of Investments - Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1997



SCHEDULE I

                                                                               AMOUNT AT WHICH
                                                                  MARKET         SHOWN IN THE
           TYPE OF INVESTMENT                   COST (1)           VALUE        BALANCE SHEET
-----------------------------------------------------------------------------------------------
 FIXED MATURITIES
Bonds:
 United States Government and
  government agencies and authorities          $1,325,817        $1,355,098       $1,325,817
 States, municipalities and political
  subdivisions                                    136,058           139,110          136,058
 Foreign governments                               51,407            51,154           51,407
 Public utilities                                 124,013           124,013          121,582
 All other corporate bonds                      3,275,849         3,377,152        3,278,280
Redeemable preferred stock                          2,750             8,029            2,750
                                           ----------------------------------------------------
Total fixed maturities                          4,915,894         5,054,556        4,915,894

EQUITY SECURITIES
Common stocks:
 Banks, trust and insurance                         7,593             9,046            9,046
 Industrial, miscellaneous and all other           36,263            41,330           41,330
                                           ----------------------------------------------------
Total equity securities                            43,856            50,376           50,376

Mortgage loans on real estate                     935,207                            935,207
Real estate                                        44,699                             44,699
Real estate acquired in satisfaction of
 debt                                              11,814                             11,814
Policy loans                                       57,136                             57,136
Other long-term investments                        29,864                             29,864
Cash and short-term investments                    23,939                             23,939
                                           --------------                      ----------------
Total investments                              $6,062,409                         $6,068,929
                                           ==============                      ================


(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual of discounts.

                          PFL Life Insurance Company

                      Supplementary Insurance Information
                            (Dollars in thousands)



SCHEDULE III

                                             FUTURE POLICY                      POLICY AND
                                             BENEFITS AND       UNEARNED         CONTRACT
                                               EXPENSES         PREMIUMS        LIABILITIES
                                          --------------------------------------------------
YEAR ENDED DECEMBER 31, 1997
Individual life                               $  882,003        $      -         $ 8,550
Individual health                                 62,033           9,207          12,821
Group life and health                             88,211          11,892          44,977
Annuity                                        4,204,125               -               -
                                          --------------------------------------------------
                                              $5,236,372         $21,099         $66,348
                                          ==================================================

YEAR ENDED DECEMBER 31, 1996
Individual life                               $  734,350        $      -         $ 7,240
Individual health                                 39,219           8,680          13,631
Group life and health                             78,418          14,702          53,486
Annuity                                        4,408,419               -               -
                                          --------------------------------------------------
                                              $5,260,406         $23,382         $74,357
                                          ==================================================

YEAR ENDED DECEMBER 31, 1995
Individual life                               $  594,274        $      -         $ 6,066
Individual health                                 24,225           7,768          11,863
Group life and health                             67,994          16,662          58,813
Annuity                                        4,220,274               -
                                          --------------------------------------------------
                                              $4,906,767        $ 24,430         $76,742
                                          ==================================================

                    NET           BENEFITS, CLAIMS          OTHER
   PREMIUM       INVESTMENT     LOSSES AND SETTLEMENT     OPERATING        PREMIUMS
   REVENUE        INCOME*             EXPENSES             EXPENSES*       WRITTEN
----------------------------------------------------------------------------------------
$   200,175     $ 75,914           $  211,921             $ 36,185                 -
     63,548        5,934               37,706               29,216          $ 63,383
    146,694       11,888              103,581               91,568           143,580
    657,695      352,688              571,434              364,216                 -
----------------------------------------------------------------------
$ 1,068,112     $446,424           $  924,642             $521,185
======================================================================

$   202,082     $ 66,538           $  197,526             $ 38,067                 -
     55,871        5,263               32,903               29,511          $ 55,678
    174,781       12,877              105,459              122,953           171,320
    725,966      343,659              800,121              230,417                 -
----------------------------------------------------------------------
$ 1,158,700     $428,337           $1,136,009             $420,948
======================================================================

$   111,918     $ 49,929           $   97,065             $ 37,933                 -
     47,692        4,091               25,793               26,033          $ 47,690
    187,832       11,665              106,065              139,640           184,545
    921,452      327,000            1,116,768              114,164                 -
----------------------------------------------------------------------
$ 1,268,894     $392,685           $1,345,691             $317,770
======================================================================

* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                           PFL Life Insurance Company

                                  Reinsurance
                             (Dollars in thousands)



SCHEDULE IV

                                                              ASSUMED                     PERCENTAGE
                                             CEDED TO          FROM                       OF AMOUNT
                           GROSS              OTHER            OTHER          NET          ASSUMED
                           AMOUNT           COMPANIES         COMPANIES      AMOUNT        TO NET
                           -------------------------------------------------------------------------
YEAR ENDED DECEMBER
 31, 1997
Life insurance in force      $5,025,027       $420,519       $ 35,486     $4,639,994        .8%
                           =========================================================================
Premiums:
 Individual life             $  201,691      $   3,554       $  2,038     $  200,175       1.0%
 Individual health               73,593         10,045              -         63,548         -
 Group life and health          339,269        192,575              -        146,694         -
 Annuity                        697,893         40,198              -        657,695         -
                           -------------------------------------------------------------------------
                             $1,312,446      $ 246,372       $  2,038     $1,068,112        .2%
                           =========================================================================
YEAR ENDED DECEMBER
 31, 1996
Life insurance in force      $4,863,416       $477,112        $30,685     $4,416,989        .7%
                           =========================================================================
Premiums:
 Individual life             $  204,144       $  3,858        $ 1,796     $  202,082        .9%
 Individual health               68,699         12,828              -         55,871         -
 Group life and health          390,296        215,515              -        174,781         -
 Annuity                        794,311         68,345              -        725,966         -
                           -------------------------------------------------------------------------
                             $1,457,450       $300,546        $ 1,796     $1,158,700        .2%
                           =========================================================================

YEAR ENDED DECEMBER
 31, 1995
Life insurance in force      $4,594,434       $468,811        $22,936     $4,148,559        .6%
                           =========================================================================
Premiums:
 Individual life             $  113,934       $  3,841        $ 1,825     $  111,918       1.6%
 Individual health               60,309         12,617              -         47,692         -
 Group life and health          408,097        220,265              -        187,832         -
 Annuity                      1,009,191         88,270            531        921,452       .05%
                           -------------------------------------------------------------------------
                             $1,591,531       $324,993        $ 2,356     $1,268,894        .2%
                           =========================================================================

PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
REPORT OF INDEPENDENT AUDITORS

The Board of Directors and Contract Owners of
Retirement Income Builder Variable Annuity,
PFL Life Insurance Company


We have audited the accompanying balance sheet of PFL Retirement Builder Variable Annuity Account as of December 31, 1997, and the related statements of operations and changes in contract owners' equity for the periods indicated therein. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of mutual fund shares owned as of December 31, 1997 by correspondence with the mutual funds' transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the PFL Retirement Builder Variable Annuity Account at December 31, 1997, and the results of its operations and changes in its contract owners' equity for the periods indicated therein in conformity with generally accepted accounting principles.


                                                Ernst & Young LLP

Des Moines, Iowa
March 27, 1998

PFL Retirement Builder Variable Annuity Account,
Retirement Income Builder Variable  Annuity
Balance Sheet
December 31, 1997

                                                            MONEY           HIGH          EQUITY-
                                                            MARKET         INCOME         INCOME         GROWTH        OVERSEAS
                                             TOTAL        SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
                                             -----        ----------     ----------     ----------     ----------     ----------
ASSETS

Cash                                   $            15            15              -              -              -              -


Investments in mutual funds,
  at current market value (Note 2):
 Variable Insurance Products Fund:
   Money Market Portfolio                    3,166,893     3,166,893              -              -              -              -
   High Income Portfolio                     1,750,627             -      1,750,627              -              -              -
   Equity-Income Portfolio                   5,451,273             -              -      5,451,273              -              -
   Growth Portfolio                          3,820,785             -              -              -      3,820,785              -
   Overseas Portfolio                        1,404,976             -              -              -              -      1,404,976
Variable Insurance Products Fund II:
   Investment Grade Bond Portfolio           2,070,359             -              -              -              -              -
   Asset Manager Portfolio                   2,104,231             -              -              -              -              -
   Asset Manager: Growth Portfolio           1,735,996             -              -              -              -              -
   Contrafund Portfolio                      3,844,215             -              -              -              -              -
   Index 500 Portfolio                       7,245,314             -              -              -              -              -
Variable Insurance Products Fund III:
   Growth Opportunities Portfolio            2,024,015             -              -              -              -              -
   Growth & Income Portfolio                   957,916             -              -              -              -              -
   Balanced Portfolio                          532,818             -              -              -              -              -

                                       ---------------    ----------     ----------     ----------     ----------     ----------
Total investments in mutual funds           36,109,418     3,166,893      1,750,627      5,451,273      3,820,785      1,404,976
                                       ---------------    ----------     ----------     ----------     ----------     ----------

Total Assets                           $    36,109,433     3,166,908      1,750,627      5,451,273      3,820,785      1,404,976
                                       ===============    ==========     ==========     ==========     ==========     ==========

Liabilities and contract owners' equity
Liabilities:
Contract terminations payable          $           768             -              7            131            122             30
                                       ---------------    ----------     ----------     ----------     ----------     ----------
Total Liabilities                                  768             -              7            131            122             30

Contract owners' equity:
Deferred annuity contracts terminable
  by owners (Note 3 )                       36,108,665     3,166,908      1,750,620      5,451,142      3,820,663      1,404,946
                                       ---------------    ----------     ----------     ----------     ----------     ----------
Total liabilities and contract
  owners' equity                       $    36,109,433     3,166,908      1,750,627      5,451,273      3,820,785      1,404,976
                                       ===============    ==========     ==========     ==========     ==========     ==========

                                          INVESTMENT        ASSET       ASSET MANAGER:                                    GROWTH
                                          GRADE BOND       MANAGER         GROWTH        CONTRAFUND      INDEX 500     OPPORTUNITIES
                                          SUBACCOUNT     SUBACCOUNT      SUBACCOUNT      SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                          ----------     ----------      ----------      ----------     ----------      ----------
ASSETS

Cash                                               -              -               -               -              -               -


Investments in mutual funds,
  at current market value (Note 2):
 Variable Insurance Products Fund:
   Money Market Portfolio                          -              -               -               -              -               -
   High Income Portfolio                           -              -               -               -              -               -
   Equity-Income Portfolio                         -              -               -               -              -               -
   Growth Portfolio                                -              -               -               -              -               -
   Overseas Portfolio                              -              -               -               -              -               -
Variable Insurance Products Fund II:
   Investment Grade Bond Portfolio         2,070,359              -               -               -              -               -
   Asset Manager Portfolio                         -      2,104,231               -               -              -               -
   Asset Manager: Growth Portfolio                 -              -       1,735,996               -              -               -
   Contrafund Portfolio                            -              -               -       3,844,215              -               -
   Index 500 Portfolio                             -              -               -               -      7,245,314               -
Variable Insurance Products Fund III:
   Growth Opportunities Portfolio                  -              -               -               -              -       2,024,015
   Growth & Income Portfolio                       -              -               -               -              -               -
   Balanced Portfolio                              -              -               -               -              -               -

                                          ----------     ----------      ----------      ----------    -----------      ----------
Total investments in mutual funds          2,070,359      2,104,231       1,735,996       3,844,215      7,245,314       2,024,015
                                          ----------     ----------      ----------      ----------    -----------      ----------

Total Assets                               2,070,359      2,104,231       1,735,996       3,844,215      7,245,314       2,024,015
                                          ==========     ==========      ==========      ==========    ===========      ==========

Liabilities and contract owners' equity
Liabilities:
                                                   1             46              46             119            190              46
Contract terminations payable             ----------     ----------      ----------      ----------    -----------      ----------
Total Liabilities                                  1             46              46             119            190              46

Contract owners' equity:
Deferred annuity contracts terminable
  by owners (Note 3 )                      2,070,358      2,104,185       1,735,950       3,844,096      7,245,124       2,023,969
                                          ----------     ----------      ----------      ----------     ----------      ----------
Total liabilities and contract
  owners' equity                           2,070,359      2,104,231       1,735,996       3,844,215      7,245,314       2,024,015
                                          ==========     ==========      ==========      ==========     ==========      ==========

                                              GROWTH &
                                               INCOME         BALANCED
                                             SUBACCOUNT      SUBACCOUNT
                                             ----------      ----------
ASSETS
                                                      -               -
Cash


Investments in mutual funds,
  at current market value (Note 2):
 Variable Insurance Products Fund:
   Money Market Portfolio                             -               -
   High Income Portfolio                              -               -
   Equity-Income Portfolio                            -               -
   Growth Portfolio                                   -               -
   Overseas Portfolio                                 -               -
Variable Insurance Products Fund II:
   Investment Grade Bond Portfolio                    -               -
   Asset Manager Portfolio                            -               -
   Asset Manager: Growth Portfolio                    -               -
   Contrafund Portfolio                               -               -
   Index 500 Portfolio                                -               -
Variable Insurance Products Fund III:
   Growth Opportunities Portfolio                     -               -
   Growth & Income Portfolio                    957,916               -
   Balanced Portfolio                                 -         532,818
                                             ----------      ----------
Total investments in mutual funds               957,916         532,818
                                             ----------      ----------

Total Assets                                    957,916         532,818
                                             ==========      ==========

Liabilities and contract owners' equity
Liabilities:
Contract terminations payable                        22               8
                                             ----------      ----------
Total Liabilities                                    22               8

Contract owners' equity:
Deferred annuity contracts terminable
  by owners (Note 3 )                           957,894         532,810
                                             ----------      ----------
Total liabilities and contract
 owners' equity                                 957,916         532,818
                                             ==========      ==========


See accompanying Notes to Financial Statements.


PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
STATEMENT OF OPERATIONS
PERIOD FROM JANUARY 2, 1997 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997, EXCEPT AS NOTED


                                                                  MONEY         HIGH       EQUITY-
                                                                  MARKET       INCOME      INCOME      GROWTH     OVERSEAS
                                                   TOTAL        SUBACCOUNT   SUBACCOUNT  SUBACCOUNT  SUBACCOUNT  SUBACCOUNT
                                                   -----        ----------   ----------  ----------  ----------  ----------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                   $   110,468        91,424        160         207           75        175
Expenses (Note 4):
     Mortality and expense risk charge             161,980        22,630      7,661      23,348       17,015      6,897
                                              ------------    ----------   --------    --------     --------    -------
      Net Investment income (loss)             $   (51,512)       68,794     (7,501)    (23,141)     (16,940)    (6,722)

NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain from sales
 of investments:
   Proceeds from sales                          12,527,272    11,927,753     65,753     103,837       79,595     15,673
   Cost of investments sold                     12,446,099    11,927,753     60,307      87,449       65,276     14,527
                                              ------------   -----------   --------    --------     --------    -------
Net realized capital gain from sales of             81,173             -      5,446      16,388       14,319      1,146
 investments
Net change in unrealized appreciation/
 depreciation of investments:
   Beginning of the period                               -             -          -           -            -          -
   End of the period                             1,544,857             -     75,871     318,208      165,093    (36,265)
                                              ------------   -----------   --------    --------     --------    -------


      Net change in unrealized appreciation/
      depreciation of investments                1,544,857             -     75,871     318,208      165,093    (36,265)
                                              ------------    ----------   --------    --------     --------    -------

      Net realized and unrealized capital
      gain (loss) from investments               1,626,030             -     81,317     334,596      179,412    (35,119)
                                              ------------    ----------   --------    --------     --------    -------


INCREASE (DECREASE) FROM OPERATIONS            $ 1,574,518        68,794     73,816     311,455      162,472    (41,841)
                                              ============    ==========   ========    ========     ========    =======

                                                   INVESTMENT      ASSET    ASSET MANAGER:                             GROWTH
                                                   GRADE BOND     MANAGER       GROWTH      CONTRAFUND  INDEX 500   OPPORTUNITIES
                                                   SUBACCOUNT   SUBACCOUNT    SUBACCOUNT    SUBACCOUNT  SUBACCOUNT  SUBACCOUNT (1)
                                                   ----------   ----------   -----------    ----------  ----------  --------------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                            120         245              3          62           70           -
Expenses (Note 4):
     Mortality and expense risk charge               10,410       8,852          8,646      17,020       30,863       5,468
                                                  ----------   ---------       --------    --------    ---------    --------
      Net Investment income (loss)                  (10,290)     (8,607)        (8,643)    (16,958)     (30,793)     (5,468)


NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain from sales of
  investments:
   Proceeds from sales                               41,946      77,779          48,568      21,625      75,371      38,345
   Cost of investments sold                          39,602      69,453          40,386      18,105      62,616      33,148
                                                 ----------    --------        --------    --------    --------    --------
Net realized capital gain from sales of               2,344       8,326           8,182       3,520      12,755       5,197
 investments
Net change in unrealized appreciation/
  depreciation of investments:
   Beginning of the period                                -           -               -           -           -           -
   End of the period                                 85,548      86,225          94,664     232,437     414,528      83,717
                                                 ----------    --------        --------    --------    --------    --------
      Net change in unrealized appreciation/
      depreciation of investments                    85,548      86,225          94,664     232,437     414,528      83,717
                                                 ----------    --------        --------    --------    --------    --------
      Net realized and unrealized capital
      gain (loss) from investments                   87,892      94,551         102,846     235,957     427,283      88,914
                                                 ----------    --------        --------    --------    --------    --------

INCREASE (DECREASE) FROM OPERATIONS                  77,602      85,944          94,203     218,999     396,490      83,446
                                                 ==========    ========        ========    ========    ========    ========

                                                       GROWTH &
                                                        INCOME            BALANCED
                                                     SUBACCOUNT (1)    SUBACCOUNT (1)
                                                     --------------    --------------
NET INVESTMENT INCOME (LOSS)

Income:
   Dividends                                              17,927               -
Expenses (Note 4):
     Mortality and expense risk charge                     2,001           1,169
                                                      ----------       ---------
      Net Investment income (loss)                        15,926          (1,169)


NET REALIZED & UNREALIZED CAPITAL GAIN (LOSS)
  FROM INVESTMENTS

Net realized capital gain from sales of
  investments:
   Proceeds from sales                                    28,865           2,162
   Cost of investments sold                               25,594           1,883
                                                      ----------       ---------
Net realized capital gain from sales of                    3,271             279
 investments
Net change in unrealized appreciation/depreciation
  of investments:
   Beginning of the period                                     -               -
   End of the period                                      12,585          12,246
                                                      ----------       ---------

      Net change in unrealized appreciation/
       depreciation of investments                        12,585          12,246
                                                      ----------       ---------
      Net realized and unrealized capital
       gain (loss) from investments                       15,856          12,525
                                                      ----------       ---------

INCREASE (DECREASE) FROM OPERATIONS                       31,782          11,356
                                                      ==========       =========

(1) Period from May 3, 1997 (commencement of operations) to December 31, 1997.

See accompanying Notes to Financial Statements.


PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
Statements of Changes in Contract Owners' Equity
Period From January 2, 1997 (Commencement of Operations) to December 31, 1997, Except as Noted

                                                                     MONEY           HIGH
                                                                     MARKET         INCOME
                                                        TOTAL      SUBACCOUNT     SUBACCOUNT
                                                    -----------    -----------    ----------
                                                        1997           1997          1997
                                                        ----           ----          ----
OPERATIONS
  Net investment income (loss)                      $   (51,512)        68,794        (7,501)
  Net realized capital gain                              81,173              -         5,446
  Net change in unrealized appreciation/
   depreciation of investments                        1,544,857              -        75,871
                                                    -----------    -----------    ----------
  Increased (decrease) from operations                1,574,518         68,794        73,816
                                                    -----------    -----------    ----------

CONTRACT TRANSACTIONS
  Net contract purchase payments                     20,891,560     19,401,194       106,207
  Transfer payments from (to) other
   subaccounts or general account                    13,877,698    (16,283,970)    1,581,209
  Contract terminations, withdrawals
   and other deductions                                (235,111)       (19,110)      (10,612)

                                                    -----------    -----------    ----------
  Increase from contract transactions                34,534,147      3,098,114     1,676,804
                                                    -----------    -----------    ----------

  Net increase in contract owners'
                                                    -----------    -----------    ----------
   equity                                            36,108,665      3,166,908     1,750,620
                                                    -----------    -----------    ----------

CONTRACT OWNERS' EQUITY, at
  Beginning of the period                                     -              -             -
                                                    -----------    -----------    ----------
CONTRACT OWNERS' EQUITY, at
  End of period                                     $36,108,665      3,166,908     1,750,620
                                                    ===========    ===========    ==========

                                                      Equity-
                                                      Income        Growth        Overseas
                                                    Subaccount    Subaccount     Subaccount
                                                    ----------   ------------    ----------
                                                       1997          1997           1997
                                                       ----          ----           ----
OPERATIONS
  Net investment income (loss)                         (23,141)       (16,940)       (6,722)
  Net realized capital gain                             16,388         14,319         1,146
  Net change in unrealized appreciation/
   depreciation of investments                         318,208        165,093       (36,265)
                                                    ----------   ------------    ----------
  Increased (decrease) from operations                 311,455        162,472       (41,841)
                                                    ----------   ------------    ----------

CONTRACT TRANSACTIONS
  Net contract purchase payments                       217,414        143,537       100,095
  Transfer payments from (to) other
   subaccounts or general account                    4,967,638      3,552,092     1,352,946
  Contract terminations, withdrawals
   and other deductions                                (45,365)       (37,438)       (6,254)
                                                    ----------   -------------   ----------
  Increase from contract transactions                5,139,687      3,658,191     1,446,787
                                                    ----------   -------------   ----------

  Net increase in contract owners'
                                                    ----------   -------------   ----------
   equity                                            5,451,142      3,820,663     1,404,946
                                                    ----------   ------------    ----------

CONTRACT OWNERS' EQUITY
  Beginning of the period                                    -                            -
                                                    ----------   ------------    ----------
  End of period                                      5,451,142      3,820,663     1,404,946
                                                    ==========   ============    ==========

                                                    INVESTMENT
                                                    GRADE BOND
                                                    SUBACCOUNT
                                                    -----------
                                                        1997
                                                        ----
OPERATIONS
  Net investment income (loss)                          (10,290)
  Net realized capital gain                               2,344
  Net change in unrealized appreciation/
   depreciation of investments                           85,548
                                                    -----------
  Increased (decrease) from operations                   77,602
                                                    -----------

CONTRACT TRANSACTIONS
  Net contract purchase payments                        271,416
  Transfer payments from (to) other
   subaccounts or general account                     1,749,133
  Contract terminations, withdrawals
   and other deductions                                 (27,793)
                                                    -----------
  Increase from contract transactions                 1,992,756
                                                    -----------

Net increase in contract owners
                                                    -----------
   equity                                             2,070,358
                                                    -----------

CONTRACT OWNERS' EQUITY
  Beginning of the period                                     -
                                                    -----------
  End of period                                       2,070,358
                                                    ===========


                                                      ASSET      ASSET MANAGER:
                                                     MANAGER        GROWTH       CONTRAFUND
                                                    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
                                                   ------------  --------------  ----------
                                                       1997          1997           1997
                                                       ----          ----           ----
OPERATIONS
  Net investment income (loss)                     $     (8,607)       (8,643)      (16,958)
  Net realized capital gain                               8,326         8,182         3,520
  Net change in unrealized appreciation/
   depreciation of investment                            86,225        94,664       232,437
                                                   ------------   -----------    ----------
  Increase (decrease) from operations                    85,944        94,203       218,999
                                                   ------------   -----------    ----------

CONTRACT TRANSACTIONS
  Net contract purchase payments                         61,883       101,792        81,941
  Transfer payments from (to) other
   subaccounts or general account                     1,964,920     1,553,083     3,554,196
  Contract terminations, withdrawals,
   and other deductions                                  (8,562)      (13,128)      (11,040)

                                                   ------------   -----------    ----------
  Increase from contract transactions                 2,018,241     1,641,747     3,625,097
                                                   ------------   -----------    ----------
  Net increase in contract owners
                                                   ------------   -----------    ----------
   equity                                             2,104,185     1,735,950     3,844,096
                                                   ------------   -----------    ----------
Contract Owners' Equity
  Beginning of the period                                     -             -             -
                                                   ------------   -----------    ----------
  End of the period                                $  2,104,185     1,735,950     3,844,096
                                                   ============   ===========    ==========

                                                                      GROWTH            GROWTH &
                                                      INDEX 500    OPPORTUNITIES        INCOME
                                                     SUBACCOUNT    SUBACCOUNT (1)    SUBACCOUNT (1)
                                                    ------------   --------------    --------------
                                                        1997            1997              1997
                                                        ----            ----              ----
OPERATIONS
  Net investment income (loss)                           (30,793)          (5,468)           15,926
  Net realized capital gain                               12,755            5,197             3,271
  Net change in unrealized appreciation/
   depreciation of investment                            414,528           83,717            12,585
                                                    ------------      -----------        ----------
  Increase (decrease) from operations                    396,490           83,446            31,782
                                                    ------------      -----------        ----------

CONTRACT TRANSACTIONS
  Net contract purchase payments                         319,407           56,584            15,930
  Transfer payments from (to) other
   subaccounts or general account                      6,576,519        1,886,944           912,735
  Contract terminations, withdrawals,
   and other deductions                                  (47,292)          (3,005)           (2,553)

                                                    ------------      -----------        ----------
  Increase from contract transactions                  6,848,634        1,940,523           926,112
                                                    ------------      -----------        ----------

Net increase in contract owners'
                                                    ------------      -----------        ----------
   equity                                              7,245,124        2,023,969           957,894
                                                    ------------      -----------        ----------

CONTRACT OWNERS' EQUITY
  Beginning of the period                                      -                -                 -
                                                    ------------      -----------        ----------
  End of the period                                    7,245,124        2,023,969           957,894
                                                    ============      ===========        ==========

                                                       BALANCED
                                                      SUBACCOUNT (1)
                                                      --------------
                                                           1997
                                                           ----
OPERATIONS
  Net investment income (loss)                                (1,169)
  Net realized capital gain                                      279
  Net change in unrealized appreciation/
   depreciation of investment                                 12,246
                                                        ------------
  Increase (decrease) from operations                         11,356
                                                        ------------

CONTRACT TRANSACTIONS
  Net contract purchase payments                              14,160
  Transfer payments from (to) other
   subaccounts or general account                            510,253
  Contract terminations, withdrawals,
   and other deductions                                       (2,959)
                                                        ------------
  Increase from contract transactions                        521,454
                                                        ------------

  Net increase in contract owners'
                                                        ------------
   equity                                                    532,810
                                                        ------------

CONTRACT OWNERS' EQUITY
  Beginning of the period                                          -
                                                        ------------
  End of the period                                          532,810
                                                        ============

(1) Period from May 3, 1997 (commencement of operations) to December 31, 1997.

See accompanying Notes to Financial Statements.

PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 1997


1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization --- The PFL Retirement Income Builder Variable Annuity Account ("Mutual Fund Account") is a segregated investment account of PFL Life Insurance Company ("PFL Life"), an indirect, wholly-owned subsidiary of AEGON USA, Inc. ("AUSA"), a holding company. AUSA is an indirect, wholly-owned subsidiary of AEGON nv, a holding company organized under the laws of The Netherlands.

The Money Market, High Income, Equity-Income, Growth, Overseas, Investment Grade Bond, Asset Manager, Asset Manager: Growth, Contrafund and Index 500 subaccounts commenced operations January 2, 1997. The Growth Opportunities, Growth & Income and Balanced subaccounts commenced operations May 3, 1997.

The Mutual Fund Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940.

Investments --- Net purchase payments received by the Mutual Fund Account are invested in the portfolios of the Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III, as selected by the contract owner. Investments are stated at the closing net asset values per share as of December 31, 1997.

Realized capital gains and losses from sale of shares in the mutual funds are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the mutual funds are credited or charged to contract owners' equity.

Dividend Income --- Dividends received from the mutual fund investments are reinvested to purchase additional mutual fund shares.

PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS (continued)


2.  INVESTMENTS

A summary of the mutual fund investment at December 31, 1997 follows:

                                                          NUMBER OF          NET ASSET VALUE
                                                         SHARES HELD            PER SHARE           MARKET VALUE         COST
                                                       ----------------      ---------------       --------------    -------------
     Variable Insurance Products Fund:
          Money Market Portfolio                         3,166,893.370          $      1.00          $ 3,166,893      $ 3,166,893
          High Income Portfolio                            128,912.136                13.58            1,750,627        1,674,756
          Equity-Income Portfolio                          224,517.021                24.28            5,451,273        5,133,065
          Growth Portfolio                                 102,986.127                37.10            3,820,785        3,655,692
          Overseas Portfolio                                73,175.854                19.20            1,404,976        1,441,241
     Variable Insurance Products Fund II:
          Investment Grade Bond Portfolio                  164,837.511                12.56            2,070,359        1,984,811
          Asset Manager Portfolio                          116,836.835                18.01            2,104,231        2,018,006
          Asset Manager: Growth Portfolio                  106,112.210                16.36            1,735,996        1,641,332
          Contrafund Portfolio                             192,789.097                19.94            3,844,215        3,611,778
          Index 500 Portfolio                               63,338.699               114.39            7,245,314        6,830,786
     Variable Insurance Products Fund III:
          Growth Opportunities Portfolio                   105,034.503                19.27            2,024,015        1,940,298
          Growth & Income Portfolio                         76,449.797                12.53              957,916          945,331
          Balanced Portfolio                                36,544.442                14.58              532,818          520,572

                                                                                                     ------------    -------------
                                                                                                     $36,109,418      $34,564,561
                                                                                                     ============    =============

The aggregate cost of purchases and proceeds from sales of investments were as follows:

                                                    COMMENCEMENT OF OPERATIONS TO DECEMBER 31
                                                    -----------------------------------------
                                                                       1997
                                                       -----------------------------------
                                                           PURCHASES             SALES
                                                       -----------------     -------------
     Variable Insurance Products Fund:
          Money Market Portfolio                         $   15,094,646        11,927,753
          High Income Portfolio                               1,735,063            65,753
          Equity-Income Portfolio                             5,220,514           103,837
          Growth Portfolio                                    3,720,968            79,595
          Overseas Portfolio                                  1,455,768            15,673
     Variable Insurance Products Fund II:
          Investment Grade Bond Portfolio                     2,024,413            41,946
          Asset Manager Portfolio                             2,087,459            77,779
          Asset Manager: Growth Portfolio                     1,681,718            48,568
          Contrafund Portfolio                                3,629,883            21,625
          Index 500 Portfolio                                 6,893,402            75,371
     Variable Insurance Products Fund III:
          Growth Opportunities Portfolio                      1,973,446            38,345
          Growth & Income Portfolio                             970,925            28,865
          Balanced Portfolio                                    522,455             2,162

                                                         --------------      ------------

                                                         $   47,010,660        12,527,272
                                                         ==============      ============


PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS (continued)


3. CONTRACT OWNERS' EQUITY
A summary of deferred annuity contracts terminable by owners at December 31, 1997 follows:

                                                                     RETURN OF PREMIUM DEATH BENEFIT
                                                     -------------------------------------------------------------
                                                         ACCUMULATION         ACCUMULATION           TOTAL
                                                         UNITS OWNED           UNIT VALUE        CONTRACT VALUE
                                                     -------------------  ------------------  --------------------
   Money Market Portfolio                                1,538,095.590     $       1.041652   $         1,602,160
   High Income Portfolio                                   790,218.659             1.165012               920,614
   Equity-Income Portfolio                               1,955,419.658             1.274458             2,492,100
   Growth Portfolio                                      1,653,392.152             1.231921             2,036,849
   Overseas Portfolio                                      560,955.405             1.113081               624,389
   Investment Grade Bond Portfolio                         894,679.948             1.081642               967,723
   Asset Manager Portfolio                                 713,379.802             1.195229               852,652
   Asset Manager: Growth Portfolio                         465,131.055             1.239118               576,352
   Contrafund Portfolio                                  1,157,189.672             1.238907             1,433,650
   Index 500 Portfolio                                   2,083,207.545             1.317652             2,744,943
   Growth Opportunities Portfolio                          856,473.567             1.228996             1,052,603
   Growth & Income Portfolio                               295,288.778             1.237676               365,472
   Balanced Portfolio                                      184,894.892             1.146670               212,013
                                                                                              --------------------
                                                                                              $        15,881,520
                                                                                              ====================
                                                                5% ANNUALLY COMPOUNDING DEATH BENEFIT
                                                                      ANNUAL STEP-UP DEATH BENEFIT
                                                      -------------------------------------------------------
                                                        ACCUMULATION      ACCUMULATION           TOTAL
                                                        UNITS OWNED        UNIT VALUE       CONTRACT VALUE
                                                      -----------------  ----------------  ------------------
   Money Market Portfolio                                1,504,396.531    $   1.040117           1,564,748
   High Income Portfolio                                   713,496.095        1.163294             830,006
   Equity-Income Portfolio                               2,325,232.286        1.272579           2,959,042
   Growth Portfolio                                      1,450,130.335        1.230106           1,783,814
   Overseas Portfolio                                      702,293.009        1.111441             780,557
   Investment Grade Bond Portfolio                       1,020,909.375        1.080052           1,102,635
   Asset Manager Portfolio                               1,048,640.321        1.193482           1,251,533
   Asset Manager: Growth Portfolio                         937,197.160        1.237304           1,159,598
   Contrafund Portfolio                                  1,948,498.226        1.237079           2,410,446
   Index 500 Portfolio                                   3,420,336.530        1.315713           4,500,181
   Growth Opportunities Portfolio                          791,157.687        1.227778             971,366
   Growth & Income Portfolio                               479,129.254        1.236456             592,422
   Balanced Portfolio                                      280,038.882        1.145544             320,797
                                                                                            -----------------
                                                                                            $   20,227,145
                                                                                            =================

At December 31, 1997 contract owners' equity was comprised of:

                                                       MONEY              HIGH          EQUITY-
                                                       MARKET            INCOME         INCOME          GROWTH        OVERSEAS
                                       TOTAL         SUBACCOUNT        SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
                                       -----         ----------        ----------     ----------      ----------     ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains           $    34,563,808     3,166,908         1,674,749      5,132,934       3,655,570       1,441,211
Adjustment for appreciation/
 depreciation to market value           1,544,857             -            75,871        318,208         165,093         (36,265)
                                  ---------------    ----------        ----------     ----------      ----------     -----------
 Total Contract Owners' Equity    $    36,108,665     3,166,908         1,750,620      5,451,142       3,820,663       1,404,946
                                  ===============    ==========        ==========     ==========      ==========     ===========

                                        INVESTMENT       ASSET      ASSET MANAGER:                                     GROWTH
                                        GRADE BOND      MANAGER        GROWTH          CONTRAFUND    INDEX 500      OPPORTUNITIES
                                        SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT    SUBACCOUNT      SUBACCOUNT
                                        ----------     ----------    ----------       ----------    ----------      ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                 1,984,810        2,017,960    1,641,286       3,611,659      6,830,596       1,940,252
Adjustment for appreciation/
 depreciation to market value              85,548           86,225       94,664         232,437        414,528          83,717
                                      -----------       ----------   ----------      ----------     ----------      ----------
 Total Contract Owners' Equity          2,070,358        2,104,185    1,735,950       3,844,096      7,245,124       2,023,969
                                      ===========       ==========   ==========      ==========     ==========      ==========


                                        GROWTH &
                                         INCOME         BALANCED
                                       SUBACCOUNT      SUBACCOUNT
                                       ----------      ----------
Unit transactions, accumulated
 net investment income and
 realized capital gains                  945,309         520,564
Adjustment for appreciation/
 depreciation to market value             12,585          12,246
                                       ---------      ----------
 Total Contract Owners' Equity           957,894         532,810
                                       =========      ==========

A summary of changes in contract owners' account units follows

                                                       MONEY              HIGH            EQUITY-
                                                       MARKET            INCOME           INCOME          GROWTH       OVERSEAS
                                       TOTAL         SUBACCOUNT        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT    SUBACCOUNT
                                       -----        -----------        ----------       ----------      ----------    ----------
Units outstanding at
 January 2, 1997                              -               -                 -                -               -             -
Units purchased                      20,189,805      18,906,680            95,261          179,649         119,792        87,023
Units redeemed and transferred        9,579,977     (15,864,188)        1,408,454        4,101,003       2,983,730     1,176,226
                                 --------------     -----------        ----------       ----------      ----------    ----------
Units outstanding at
 December 31, 1997                   29,769,782       3,042,492         1,503,715        4,280,652       3,103,522     1,263,248
                                 ==============     ===========        ==========       ==========      ==========    ==========


                                       INVESTMENT         ASSET      ASSET MANAGER:                                     GROWTH
                                       GRADE BOND        MANAGER         GROWTH         CONTRAFUND      INDEX 500    OPPORTUNITIES
                                       SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT     SUBACCOUNT      SUBACCOUNT
                                       ----------      ----------      ----------       ----------     ----------      ----------
Units outstanding at beginning of
 period                                        -                 -              -                -              -               -
Units purchased                          261,320            52,572         88,662           69,851        254,517          48,106
Units redeemed and transferred         1,654,270         1,709,448      1,313,667        3,035,837      5,249,027       1,599,525
                                    ------------       -----------    -----------      -----------     ----------     -----------
Units outstanding 12/31/97             1,915,589         1,762,020      1,402,328        3,105,688      5,503,544       1,647,631
                                    ============       ===========    ===========      ===========     ==========     ===========


                                         GROWTH &
                                          INCOME         BALANCED
                                        SUBACCOUNT      SUBACCOUNT
                                        ----------      ----------
Units outstanding at beginning of
 period                                          -               -
Units purchased                             13,590          12,784
Units redeemed and transferred             760,828         452,150
                                        ----------      ----------
Units outstanding 12/31/97                 774,418         464,934
                                        ==========      ==========

PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT,
RETIREMENT INCOME BUILDER VARIABLE ANNUITY
NOTES TO FINANCIAL STATEMENTS (continued)


4. ADMINISTRATIVE, MORTALITY AND EXPENSE RISK CHARGE

Administrative charges include an annual charge of $30 per contract. Charges for administrative fees to the variable annuity contracts are an expense of the Mutual Fund Account.

PFL Life deducts a daily charge for assuming certain mortality and expense risks. For the 5% Annually Compounding Death Benefit and the Annual Step-Up Death Benefit, this charge is equal to an effective annual rate of 1.25% of the value of the contract owners' individual account. For the Return of Premium Death Benefit, the corresponding charge is equal to an effective annual rate of 1.10% of the value of the contract owners' individual account. PFL Life also deducts a daily charge equal to an annual rate of .15% of the contract owners' account for administrative expenses.

5. TAXES

Operations of the Mutual Fund Account form a part of PFL Life, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the "Code"). The operations of the Mutual Fund Account are accounted for separately from other operations of PFL Life for purposes of federal income taxation. The Mutual Fund Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from PFL Life. Under existing federal income tax laws, the income of the Mutual Fund Account, to the extent applied to increase reserves under the variable annuity contracts, is not taxable to PFL Life.

6. YEAR 2000 (UNAUDITED)

PFL Life and its parent have adopted and have in place a Year 2000 Assessment and Planning Project (the "Project") to review and analyze its information technology and systems to determine if they are Year 2000 compatible. PFL Life has begun to convert, remediate or modify, where necessary, critical data processing systems. It is contemplated that the Project will be substantially completed by early 1999. PFL Life does not expect this Project to have a significant effect on operations. However, to mitigate the effect of outside influences upon the success of the Project, PFL Life has undertaken communications with its significant customers, suppliers and other third parties to determine their Year 2000 compatibility and readiness. Management believes that the issues associated with the Year 2000 will be resolved with no material financial impact on PFL Life.

Since the Year 2000 computer problem, and its resolution, is complex and multifaceted, the success of a response plan cannot be conclusively known until the Year 2000 is reached (or an earlier date to the extent that systems or equipment addresses Year 2000 date data prior to the Year 2000). Even with appropriate and diligent pursuit of a well-conceived Project, including testing procedures, there is no certainty that any company will achieve complete success. Notwithstanding the efforts or results of PFL Life, its ability to function unaffected to and through the Year 2000 may be adversely affected by actions (or failure to act) of third parties beyond its knowledge or control.

PART C    OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

     (a)  Financial Statements

          All required financial statements are included in Part B of this Registration Statement.

     (b)  Exhibits:

          (1) (a) Resolution of the Board of Directors of PFL Life Insurance Company authorizing establishment of the Mutual Fund Account. Note 1.

          (2)       Not Applicable.

          (3) (a) Principal Distribution Agreement by and between PFL Life Insurance Company on its own behalf and on the behalf of the Mutual Fund Account, and AEGON USA Securities, Inc. Note 2.

               (a)(1) Principal Underwriting Agreement by and between PFL Life
                      Insurance Company on its own behalf and on behalf of the Mutual Fund Account, and AFSG Securities Corporation.
                      Note 5.

               (b) Form of Broker/Dealer Supervision and Sales Agreement by and between AFSG Securities Corporation and the Broker/Dealer.
                    Note 5.

          (4) Form of Policy for the Retirement Income Builder Variable Annuity. Note 2

          (5) (a) Form of Application for the Retirement Income Builder Variable Annuity. Note 3

               (b) Form of Application for the First Union First Choice Variable Annuity. Note 5.

               (c) Form of Application for the Retirement Income Builder Variable Annuity. Note 5.

          (6)  (a)  Articles of Incorporation of PFL Life Insurance Company.
                    Note 1.

               (b)  ByLaws of PFL Life Insurance Company.  Note 1.

          (7)       Not Applicable.

          (8) (a) Participation Agreement by and between PFL Life Insurance Company and Fidelity Distributors Corporation and Addendum thereto. Note 2

               (b) Participation Agreement between Variable Insurance Products Fund III, Fidelity Distributors Corporation (Underwriter), and PFL Life Insurance Company (Depositor). Note 3

               (c) Participation Agreement by and among AIM Variable Insurance Funds, Inc., PFL Life Insurance Company, and AFSG Securities Corporation. Note 5

               (d) Form of Participation Agreement by and between PFL Life Insurance Company and Evergreen Variable Trust. Note 5

               (e) Amended Exhibit A and Exhibit B to Participation Agreement by and between PFL Life Insurance Company, Federated Insurance Series and Federated Securities Corp. Note 5

               (f) Participation Agreement among MFS Variable Insurance Trust, PFL Life Insurance Company and Massachusetts Financial Services Company. Note 4

               (g) Participation Agreement among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and PFL Life Insurance Company. Note 4

               (h) Participation Agreement by and between Putnam Variable Trust, Putnam Mutual Funds Corp. and PFL Life Insurance Company. Note 5

               (i) Addendum to Participation Agreement between Variable Insurance Product Funds, Fidelity Distributors Corporation, and PFL Life Insurance Company. Note 5.

          (9)       Opinion and Consent of Counsel.  Note 2

          (10) (a)  Consent of Independent Auditors.  Note 5
               (b)  Opinion and Consent of Actuary.  Note 5

          (11)      Not applicable.

          (12)      Not applicable.

          (13)      Performance Data Calculations.  Note 2

          (14) Powers of Attorney. Note 1. (Patrick S. Baird, Craig D. Vermie, William L. Busler, Patrick E. Falconio, Douglas C. Kolsrud, Robert J. Kontz) Note 2. Brendy K. Clancy.

          ------------------------


          Note 1. Filed with one Initial filing of this Form N-4 Registration Statement (File No. 333-7509) on July 3, 1996.

          Note 2. Filed with Pre-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on December 6, 1996.

          Note 3. Filed with Post-Effective Amendment No. 1 to this Form N-4 Registration Statement (File No. 333-7509) on April 29, 1997.

          Note 4. Filed with Post-Effective Amendment No. 2 to this form N-4 Registration Statement (File No. 333-7509) on December 23, 1997.

          Note 5.  Filed herewith.

Item 25.         Directors and Officers of the Depositor


                                   Principal Positions
Name and                           and Offices with
Business Address                   Depositor
----------------                   ---------
William L. Busler                  Director, Chairman of the Board and
4333 Edgewood Road N.E.            President
Cedar Rapids, Iowa 52499-0001

Patrick S. Baird                   Director, Senior Vice President and
4333 Edgewood Road N.E.            Chief Operating Officer
Cedar Rapids, Iowa 52499-0001

Craig D. Vermie                    Director, Vice President, Secretary and
4333 Edgewood Road N.E.            Corporate Counsel
Cedar Rapids, Iowa 52499-0001

Douglas C. Kolsrud                 Director, Vice President and
4333 Edgewood Road N.E.            Corporate Actuary
Cedar Rapids, Iowa 52499-0001

Patrick E. Falconio                Director, Senior Vice President and
4333 Edgewood Road N.E.            Chief Investment Officer
Cedar Rapids, Iowa 52499-0001

Robert J. Kontz                    Vice President and
4333 Edgewood Road N.E.            Controller
Cedar Rapids, Iowa 52499-0001

Brenda K. Clancy                   Vice President, Treasurer and Chief
4333 Edgewood Road N.E.            Financial Officer
Cedar Rapids, Iowa 52499-0001

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                                         Jurisdication of   Percent of Voting
Name                                     Incorporation      Securities Owned                   Business
----                                     -------------      ----------------                   --------

AEGON N.V.                               Netherlands        53.63% of Vereniging               Holding company
                                         Corporation        AEGON Netherlands
                                                            Membership Association

Groninger Financieringen B.V.            Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

AEGON Netherland N.V.                    Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

AEGON Nevak Holding B.V.                 Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

AEGON International N.V.                 Netherlands        100% of AEGON N.V.                 Holding company
                                         Corporation        Netherlands Corporation

Voting Trust                             Delaware                                              Voting Trust
Trustees:
K.J. Storm
Donald J. Shepard
H.B. Van Wijk
Dennis Hersch

AEGON U.S. Holding                       Delaware           100% of Voting Trust               Holding company
Corporation

Short Hills Management                   New Jersey         100% of AEGON U.S.                 Holding company
Company                                                     Holding Corporation

CORPA Reinsurance                        New York           100% of AEGON U.S.                 Holding company
Company                                                     Holding Corporation

AEGON Management                         Indiana            100% of AEGON U.S.                 Holding company
Company                                                     Holding Corporation

RCC North America Inc                    Delaware           100% of AEGON U.S.                 Holding company
                                                            Holding Corporation

AEGON USA, Inc.                          Iowa               100% AEGON U.S.                    Holding company
                                                            Holding Corporation

AUSA Holding Company                     Maryland           100% AEGON USA, Inc.               Holding company

Monumental General Insurance             Maryland           100% AUSA Holding Co.              Holding company
Group, Inc.


Trip Mate Insurance Agency, Inc.         Kansas             100% Monumental General            Sale/admin. of travel
                                                            Insurance Group, Inc.              insurance

Monumental General                       Maryland           100% Monumental General            Provides management srvcs.
Administrators, Inc.                                        Insurance Group, Inc.              to unaffiliated third party
                                                                                               administrator

Executive Management and                 Maryland           100% Monumental General            Provides actuarial consulting
Consultant Services, Inc.                                   Administrators, Inc.               services

Monumental General Mass                  Maryland           100% Monumental General            Marketing arm for sale of
Marketing, Inc.                                             Insurance Group, Inc.              mass marketed insurance
                                                                                               coverages

Diversified Investment                   Delaware           100% AUSA Holding Co.              Registered investment advisor
Advisors, Inc.

Diversified Investors Securities         Delaware           100% Diversified Investment        Broker-Dealer
Corp.                                                       Advsiors, Inc.

AEGON USA Securities, Inc.               Iowa               100% AUSA Holding Co.              Broker-Dealer

Supplemental Ins. Division, Inc.         Tennessee          100% AUSA Holding Co.              Insurance

Creditor Resources, Inc.                 Michigan           100% AUSA Holding Co.              Credit insurance

CRC Creditor Resources                   Canada             100% Creditor Resources, Inc.      Insurance agency
Canadian Dealer Network Inc.

AEGON USA Investment                     Iowa               100% AUSA Holding Co.              Investment advisor
Management, Inc.

AEGON USA Realty                         Iowa               100% AUSA Holding Co.              Provides real estate
Advisors, Inc.                                                                                 administrative and real
                                                                                               estate investment services

Quantra Corporation                      Delaware           100% AEGON USA Realty              Real estate and financial
                                                            Advisors, Inc.                     software production and sales

Quantra Software Corporation             Delaware           100% Quantra Corporation           Manufacture and sell
                                                                                               mortgage loan and security
                                                                                               management software

Landauer Realty Advisors, Inc.           Iowa               100% AEGON USA Realty              Real estate counseling
                                                            Advisors, Inc.

Landauer Associates, Inc.                Delaware           100% AEGON USA Realty              Real estate counseling
                                                            Advisors, Inc.

Realty Information Systems, Inc.         Iowa               100% AEGON USA Realty              Information Systems for
                                                            Advisors, Inc.                     real estate investment
                                                                                               management

AEGON USA Realty                         Iowa               100% AEGON USA                     Real estate management
Management, Inc.                                            Realty Advisors, Inc.


USP Real Estate Investment Trust         Iowa               21.89% First AUSA Life Ins. Co.    Real estate investment trust
                                                            13.11% PFL Life Ins. Co.
                                                            4.86% Bankers United Life
                                                            Assurance Co.

Cedar Income Fund, Ltd.                  Iowa               16.73% PFL Life Ins. Co.           Real estate investment trust
                                                            3.77%  Bankers United Life
                                                                   Assurance Company
                                                            3.38%  Life Investors Co. of America
                                                            1.97%  AEGON USA Realty Advisors, Inc.
                                                            .18%   First AUSA Life Ins. Co.

RCC Properties Limited                   Iowa               AEGON USA Realty Advisors,         Limited Partnership
Partnership                                                 Inc. is General Partner and 5%
                                                            owner.

AUSA Financial Markets, Inc.             Iowa               100% AUSA Holding Co.              Marketing

Endeavor Investment Advisors             California         49.9% AUSA Financial               General Partnership
                                                            Markets, Inc.

Universal Benefits Corporation           Iowa               100% AUSA Holding Co.              Third party administrator

Investors Warranty of                    Iowa               100% AUSA Holding Co.              Provider of automobile
America, Inc.                                                                                  extended maintenance
                                                                                               contracts

Massachusetts Fidelity Trust Co.         Iowa               100% AUSA Holding Co.              Trust company

Money Services, Inc.                     Delaware           100% AUSA Holding Co.              Provides financial counseling
                                                                                               for employees and agents of
                                                                                               affiliated companies

Zahorik Company, Inc.                    California         100% AUSA Holding Co.              Broker-Dealer

ZCI, Inc.                                Alabama            100% Zahorik Company, Inc.         Insurance agency

AEGON Asset Management                   Delaware           100% AUSA Holding Co.              Registered investment advisor
Services, Inc.

Intersecurities, Inc.                    Delaware           100% AUSA Holding Co.              Broker-Dealer

ISI Insurance Agency, Inc.               California         100% Intersecurities, Inc.         Insurance agency

ISI Insurance Agency                     Ohio               100% ISI Insurance Agency, Inc.    Insurance agency
of Ohio, Inc.

ISI Insurance Agency                     Texas              100% ISI Insurance Agency, Inc.    Insurance agency
of Texas, Inc.

ISI Insurance Agency                     Massachusetts      100% ISI Insurance Agency Inc.     Insurance Agency
of Massachusetts, Inc.


Associated Mariner Financial             Michigan           100% Intersecurities, Inc.         Holding co./management
Group, Inc.                                                                                    services

Mariner Financial Services, Inc.         Michigan           100% Associated Mariner            Broker/Dealer
                                                            Financial Group, Inc.

Mariner Planning Corporation             Michigan           100% Mariner Financial             Financial planning
                                                            Services, Inc.

Associated Mariner Agency, Inc.          Michigan           100% Associated Mariner            Insurance agency
                                                            Financial Group, Inc.

Associated Mariner Agency                Hawaii             100% Associated Mariner            Insurance agency
of Hawaii, Inc.                                             Agency, Inc.

Associated Mariner Ins. Agency           Massachusetts      100% Associated Mariner            Insurance agency
of Massachusetts, Inc.                                      Agency, Inc.

Associated Mariner Agency                Ohio               100% Associated Mariner            Insurance agency
Ohio, Inc.                                                  Agency, Inc.

Associated Mariner Agency                Texas              100% Associated Mariner            Insurance agency
Texas, Inc.                                                 Agency, Inc.

Associated Mariner Agency                New Mexico         100% Associated Mariner            Insurance agency
New Mexico, Inc.                                            Agency, Inc.

Mariner Mortgage Corp.                   Michigan           100% Associated Mariner            Mortgage origination
                                                            Financial Group, Inc.

Idex Investor Services, Inc.             Florida            100% AUSA Holding Co.              Shareholder services

Idex Management, Inc.                    Delaware           50% AUSA Holding Co.               Investment advisor
                                                            50% Janus Capital Corp.

IDEX II Series Fund                      Massachusetts      Various                            Mutual fund

IDEX Fund                                Massachusetts      Various                            Mutual fund

IDEX Fund 3                              Massachusetts      Various                            Mutual fund

First AUSA Life Insurance                Maryland           100% AEGON USA, Inc.               Insurance holding company
Company

AUSA Life Insurance                      New York           100% First AUSA Life               Insurance
Company, Inc.                                               Insurance Company

Life Investors Insurance                 Iowa               100% First AUSA Life Ins. Co.      Insurance
Company of America

Bankers United Life                      Iowa               100% Life Investors Ins.           Insurance
Assurance Company                                           Company of America


Life Investors Agency                    Iowa               100% Life Investors Ins.           Marketing
Group, Inc.                                                 Company of America

PFL Life Insurance Company               Iowa               100% First AUSA Life Ins. Co.      Insurance

AEGON Financial Services                 Minnesota          100% PFL Life Insurance Co.        Marketing
Group, Inc.

AEGON Assignment Corporation             Kentucky           100% AEGON Financial               Administrator of structured
                                                            Services Group, Inc.               settlements

Southwest Equity Life Ins. Co.           Arizona            100% of Common Voting Stock        Insurance
                                                            First AUSA Life Ins. Co.

Iowa Fidelity Life Insurance Co.         Arizona            100% of Common Voting Stock        Insurance
                                                            First AUSA Life Ins. Co.

Western Reserve Life Assurance           Ohio               100% First AUSA Life Ins. Co.      Insurance
Co. of Ohio

WRL Series Fund, Inc.                    Maryland           Various                            Mutual fund

WRL Investment Services, Inc.            Florida            100% Western Reserve Life          Provides administration for
                                                            Assurance Co. of Ohio              affiliated mutual fund

WRL Investment                           Florida            100% Western Reserve Life          Registered investment advisor
Management, Inc.                                            Assurance Co. of Ohio

Monumental Life Insurance Co.            Maryland           100% First AUSA Life Ins. Co.      Insurance

AEGON Special Markets                    Maryland           100% Monumental Life Ins. Co.      Marketing
Group, Inc.

Monumental General Casualty Co.          Maryland           100% First AUSA Life Ins. Co.      Insurance

United Financial Services, Inc.          Maryland           100% First AUSA Life Ins. Co.      General agency

Bankers Financial Life Ins. Co.          Arizona            100% First AUSA Life Ins. Co.      Insurance

The Whitestone Corporation               Maryland           100% First AUSA Life Ins. Co.      Insurance agency

Cadet Holding Corp.                      Iowa               100% First AUSA Life               Holding company
                                                            Insurance Company

Commonwealth General                     Delaware           100% AEGON USA                     Holding company
Corporation ("CGC")

PB Series Trust                          Massachusetts      N/A                                Mutual fund

Monumental Agency Group, Inc.            Kentucky           100%  CGC                          Provider of srvcs. to ins. cos.

Benefit Plans, Inc.                      Delaware           100% CGC                           TPA for Peoples Security Life
                                                                                               Insurance Company

Durco Agency, Inc.                       Virginia           100% Benefit Plans, Inc.           General agent

Commonwealth General.                    Kentucky           100% CGC                           Administrator of structured
Assignment Corporation                                                                         settlements

Providian Financial Services, Inc.       Pennsylvania       100% CGC                           Financial services

AFSG  Securities Corporation             Pennsylvania       100% CGC                           Broker-Dealer

PB Investment Advisors, Inc.             Delaware           100% CGC                           Registered investment advisor

Diversified Financial Products Inc.      Delaware           100% CGC                           Provider of investment,
                                                                                               marketing and admin.
                                                                                               services to ins. cos.

AEGON USA Real Estate                    Delaware           100% Diversified Financial         Real estate and mortgage
Services, Inc.                                              Products Inc.                      holding company

Capital Real Estate                      Delaware           100% CGC                           Furniture and equiment lessor
Development Corporation

Capital General Development              Delaware           100% CGC                           Holding company
Corporation

Commonwealth Life                        Kentucky           100% Capital General               Insurance company
Insurance Company                                           Development Corporation

Agency Holding I, Inc.                   Delaware           100%Commonwealth Life              Investment subsidiary
                                                            Insurance Company

Agency Investments I, Inc.               Delaware           100% Agency Holding I, Inc.        Investment subsidiary

Peoples Security Life                    North Carolina     100% Capital General               Insurance company
Insurance Company                                           Development Corporation

Ammest Realty Corporation                Texas              100% Peoples Security Life         Special purpose subsidiary
                                                            Insurance Company

Agency Holding II, Inc.                  Delaware           100% Peoples Security Life         Investment subsidiary
                                                            Insurance Company

Agency Investments II, Inc.              Delaware           100% Agency Holding II, Inc.       Investment subsidiary

Agency Holding III, Inc.                 Delaware           100% Peoples Security Life         Investment subsidiary
                                                            Insurance Company

Agency Investments III, Inc.             Delaware           100% Agency Holding III, Inc.      Investment subsidiary


JMH Operating Company, Inc.              Mississippi        100% Peoples Security Life         Real estate holdings
                                                            Insurance Company

Capital Security Life Ins. Co.           North Carolina     100% Capital General               Insurance company
                                                            Development Corporation

Independence Automobile                  Florida            100% Capital Security              Automobile Club
Association, Inc.                                           Life Insurance Company

Independence Automobile                  Georgia            100% Capital Security              Automobile Club
Club, Inc.                                                  Life Insurance Company

Capital 200 Block Corporation            Delaware           100% CGC                           Real estate holdings

Capital Broadway Corporation             Kentucky           100% CGC                           Real estate holdings

Southlife, Inc.                          Tennessee          100% CGC                           Investment subsidiary

Ampac Insurance Agency, Inc.             Pennsylvania       100% CGC                           Provider of management
(EIN 23-1720755)                                                                               support services

National Home Life Corporation           Pennsylvania       100% Ampac Insurance               Special-purpose subsidiary
                                                            Agency, Inc.


Compass Rose Development                 Pennsylvania       100% Ampac Insurance               Special-purpose subsidiary
Corporation                                                 Agency, Inc.

Association Consultants, Inc.            Illinois           100% Ampac Insurance               TPA license-holder
                                                            Agency, Inc.

Valley Forge Associates, Inc.            Pennsylvania       100% Ampac Insurance               Furniture & equipment lessor
                                                            Agency, Inc.

Veterans Benefits Plans, Inc.            Pennsylvania       100% Ampac Insurance               Administator of group
                                                            Agency, Inc.                       insurance programs

Veterans Insurance Services, Inc.        Delaware           100% Ampac Insurance               Special-purpose subsidiary
                                                            Agency, Inc.

Financial Planning Services, Inc.        Dist. Columbia     100% Ampac Insurance               Special-purpose subsidiary
                                                            Agency, Inc.

Providian Auto and Home                  Missouri           100% CGC                           Insurance company
Insurance Company

Academy Insurance Group, Inc.            Delaware           100% CGC                           Holding company


Academy Life Insurance Co.               Missouri           100% Academy Insurance             Insurance company
                                                            Group, Inc.

Pension Life Insurance                   New Jersey         100% Academy Insurance             Insurance company
Company of America                                          Group, Inc.

Academy Services, Inc.                   Delaware           100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Ammest Development Corp. Inc.            Kansas             100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Ammest Insurance Agency, Inc.            California         100% Academy Insurance             General agent
                                                            Group, Inc.

Ammest Massachusetts                     Massachusetts      100% Academy Insurance             Special-purpose subsidiary
Insurance Agency, Inc.                                      Group, Inc.

Ammest Realty, Inc.                      Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Ampac,  Inc.                             Texas              100% Academy Insurance             Managing general agent
                                                            Group, Inc.

Ampac Insurance Agency, Inc.             Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
(EIN 23-2364438)                                            Group, Inc.

Data/Mark Services, Inc.                 Delaware           100% Academy Insurance             Provider of mgmt. services
                                                            Group, Inc.

Force Financial Group, Inc.              Delaware           100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Force Financial Services, Inc.           Massachusetts      100% Force Fin. Group, Inc.        Special-purpose subsidiary

Military Associates, Inc.                Pennsylvania       100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

NCOA Motor Club, Inc.                    Georgia            100% Academy Insurance             Automobile club
                                                            Group, Inc.

NCOAA Management Company                 Texas              100% Academy Insurance             Special-purpose subsidiary
                                                            Group, Inc.

Unicom Administrative                    Pennsylvania       100% Academy Insurance             Provider of admin. services
Services, Inc.                                              Group, Inc.

Unicom Administrative                    Germany            100%Unicom Administrative          Provider of admin. servcies
Services, GmbH                                              Services, Inc.


Providian Property and Casualty          Kentucky           100% Providian Auto and            Insurance company
Insurance Company                                           Home Insurance Company

Providian Fire Insurance Co.             Kentucky           100% Providian Property            Insurance company
                                                            and Casualty Insurance Co.

Capital Liberty, L.P.                    Delaware           79.2% Commonwealth Life            Holding Company
                                                            Insurance Company
                                                            19.8% Peoples Security Life
                                                            Insurance Company
                                                            1% CGC

Commonwealth General LLC                 Turks &            100% CGC                           Special-purpose subsidiary
                                         Caicos Islands

Providian Life and Health                Missouri           3.7% CGC                           Insurance company
Insurance Company                                           15.3% Peoples Security Life
                                                            Insurance Company
                                                            20% Capital Liberty, L.P.
                                                            61% Commonwealth Life
                                                            Insurance Company

Veterans Life Insurance Co.              Illinois           100% Providian Life and            Insurance company
                                                            Health Insurance Company

Peoples Benefit Services, Inc.           Pennsylvania       100% Veterans Life Ins. Co.        Special-purpose subsidiary

First Providian Life and                 New York           100% Veterans Life Ins. Co.        Insurance Company
Health Insurance Company


Item 27.  Number of Contract Owners

          As of December 31, 1997, there were 977 Owners of the Policies.

Item 28.  Indemnification

The Iowa Code (Sections 490.850 et. seq.) provides for permissive
                                --------
indemnification in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Code also specifies procedures for determining when indemnification payments can be made.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in connection with the securities being registered), the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

                 AFSG Securities Corporation
                 4333 Edgewood Road, N.E.
                 Cedar Rapids, IA 52499-0001

                 The directors and officers of
                 AFSG Securities Corporation
                 are as follows:


Larry N. Norman                    Sarah J. Strange
Director and President             Director and Vice President

Harvey E. Willis                   Brenda K. Clancy
Vice President and Secretary       Vice President

Lisa Wachendorf                    Michael G. Ayers
Compliance Officer                 Treasurer/Controller


Debra C. Cubero                    Colleen S. Lyons
Vice President                     Assistant Secretary

Gregory J. Garvin                  John F. Reesor
Vice President                     Assistant Secretary

Michael F. Lane
Vice President
Anne Spaes
Vice President

--------------------

The principal business address of each person listed is AFSG Securities Corporation, 4333 Edgewood Road, N.E., Cedar Rapids, IA 52499-0001.

Commissions and Other Compensation Received by Principal Underwriter.
--------------------------------------------------------------------

AEGON USA Securities, Inc., the former broker/dealer and/or the broker-dealers received $2,337,939.76 from the Registrant during the last fiscal year for its services in distributing the Policies. No other commission or compensation was received by the principal underwriter, directly or indirectly, from the Registrant during the fiscal year.

Prior to May 1, 1998, AEGON USA Securities, Inc. served as the principal underwriter for the PFL Endeavor VA Separate Account, the PFL Retirement Builder Variable Annuity Account, the PFL Life Variable Annuity Account A, the PFL Wright Variable Annuity Account and the AUSA Endeavor Variable Annuity Account. These accounts are separate accounts of PFL Life Insurance Company or AUSA Life Insurance Company, Inc., life insurance company affiliates of AEGON USA Securities, Inc.. As of May 1, 1998, AFSG Securities Corporation will serve as the principal underwriter for the above named Accounts. AFSG Securities Corporation also serves as principal underwriter for the Separate Account I, Separate Account II, and Separate Account V of Providian Life and Health Insurance Company, and for Separate Account C of First Providian Life and Health Insurance Company.

Item 30.  Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by PFL Life Insurance Company at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499-0001.

Item 31.  Management Services.

All management Contracts are discussed in Part A or Part B.

Item 32.  Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premiums under the Policy may be accepted.

(b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or
     (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to PFL at the address or phone number listed in the Prospectus.

(d) PFL Life Insurance Company hereby represents that the fees and charges deducted under the policies, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by PFL Life Insurance Company.



Section 403(b) Representations
------------------------------

PFL represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                  SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that this Amendment to the Registration Statement meets the requirements for effectiveness pursuant to paragraph (b) of Rule 485 and has caused this Registration Statement to be signed on its behalf, in the City of Cedar Rapids and State of Iowa, on this 20th day of April, 1998.


                                    PFL RETIREMENT BUILDER
                                    VARIABLE ANNUITY ACCOUNT

                                    PFL LIFE INSURANCE COMPANY
                                    Depositor

                                    /s/  William L. Busler
                                    ----------------------
                                    William L. Busler
                                    President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the duties indicated.



Signatures                                Title                      Date
---------------------------   -----------------------------   ------------------

/s/  Patrick S. Baird         Director                        April 20, 1998
---------------------------
Patrick S. Baird

/s/  Craig D. Vermie          Director                        April 20, 1998
---------------------------
Craig D. Vermie

/s/  William L. Busler        Director                        April 20, 1998
---------------------------
William L. Busler             (Principal Executive Officer)

/s/  Patrick E. Falconio      Director                        April 20, 1998
---------------------------
Patrick E. Falconio

/s/  Douglas C. Kolsrud       Director                        April 20, 1998
---------------------------
Douglas C. Kolsrud

/s/  Robert J. Kontz          Vice President and              April 20, 1998
---------------------------
Robert J. Kontz               Corporate Controller

/s/  Brenda K. Clancy         Treasurer                       April 20, 1998
---------------------------
Brenda K. Clancy

                                                                Registration No.
                                                                        333-7509


                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON,D.C. 20549

                               ----------------


                                   EXHIBITS

                                      TO

                                   FORM N-4

                            REGISTRATION STATEMENT

                                     UNDER

                          THE SECURITIES ACT OF 1933

                                      FOR

                PFL RETIREMENT BUILDER VARIABLE ANNUITY ACCOUNT

                               ----------------

                                 EXHIBIT INDEX
                                 -------------


EXHIBIT NO.                     DESCRIPTION OF EXHIBIT                PAGE NO./*/
-----------                     ----------------------                -----------
(3)(a)(1)                       Principal Underwriting Agreement
                                by and between PFL Life Insurance
                                Company on its own behalf and on
                                behalf of the Mutual Fund Account,
                                and AFSG Securities Corporation.

(3)(b)                          Form of Broker/Dealer Supervision
                                and Sales Agreement by and between
                                AFSG Securities Corporation and
                                the Broker/Dealer.

(5)(b)                          Form of Application for the First
                                Union First Choice Variable
                                Annuity.

(5)(c)                          Form of Application for the
                                Retirement Income Builder Variable
                                Annuity.

(8)(c)                          Participation Agreement by and
                                among AIM Variable Insurance
                                Products Funds, Inc., PFL Life
                                Insurance Company, and AFSG
                                Securities Corporation.

(8)(d)                          Form of Participation Agreement by and
                                between PFL Life Insurance
                                Company and Evergreen Variable Trust.

(8)(e)                          Amended Exhibit A and Exhibit B to
                                Participation Agreement by and
                                between PFL Life Insurance
                                Company, Federated Insurance
                                Series and Federated Securities
                                Corp.

(8)(h)                          Participation Agreement by and
                                between Putnam Variable Trust,
                                Putnam Mutual Funds Corp. and
                                PFL Life Insurance Company.

(8)(i)                          Addendum to Participation
                                Agreement between Variable
                                Insurance Product Funds, Fidelity
                                Distributors Corporation and PFL
                                Life Insurance Company.

(10)(a)                         Consent of Independent Auditors

(10)(b)                         Option and Consent of Actuary

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